                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10183

                                   ----------

                           MET INVESTORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                            5 Park Plaza, Suite 1900
                            Irvine, California 92614
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
       Met Investors Series Trust                          1666 K Street, N.W.
       5 Park Plaza, Suite 1900                           Washington, D.C. 20006
       Irvine, California 92614

       Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                       ------   ------------
COMMON STOCKS -- 99.4%
AEROSPACE & DEFENSE -- 5.1%
Boeing Co. (The)                                           34,241   $  2,546,503
General Dynamics Corp.                                     19,916      1,660,397
Honeywell International, Inc.                              43,566      2,457,994
Lockheed Martin Corp.                                      24,963      2,478,826
Northrop Grumman Corp.                                     29,248      2,275,787
Precision Castparts Corp.                                  16,760      1,710,861
Raytheon Co.                                               38,416      2,482,058
United Technologies Corp.                                  52,581      3,618,624
                                                                    ------------
                                                                      19,231,050
                                                                    ------------
AIR FREIGHT & LOGISTICS -- 0.2%
United Parcel Service, Inc. - Class B                      11,210        818,554
                                                                    ------------
AUTOMOBILES -- 0.3%
Daimler AG (a)                                             13,500      1,154,925
                                                                    ------------
BEVERAGES -- 2.5%
Anheuser-Busch Cos., Inc.                                  12,900        612,105
Coca-Cola Co.                                              66,750      4,063,073
Coca-Cola Enterprises, Inc.                                37,300        902,660
PepsiAmericas, Inc.                                        14,500        370,185
PepsiCo, Inc.                                              26,092      1,883,842
The Pepsi Bottling Group, Inc.                             48,200      1,634,462
                                                                    ------------
                                                                       9,466,327
                                                                    ------------
BIOTECHNOLOGY -- 1.5%
Amgen, Inc. *                                              18,141        757,931
Biogen Idec, Inc. *                                        43,500      2,683,515
Genzyme Corp. *                                            18,799      1,401,277
Gilead Sciences, Inc. *                                    15,126        779,443
                                                                    ------------
                                                                       5,622,166
                                                                    ------------
CAPITAL MARKETS -- 3.9%
Affiliated Managers Group, Inc. *                          10,800        979,992
Bank of New York Mellon Corp.                              37,287      1,555,987
Federated Investors, Inc. - Class B (a)                    69,800      2,733,368
Goldman Sachs Group, Inc. (The)                            17,931      2,965,608
Lehman Brothers Holdings, Inc. (a)                          8,632        324,908
Merrill Lynch & Co., Inc. (a)                              13,962        568,812
MF Global, Ltd. *                                          23,600        233,876
Morgan Stanley                                             17,482        798,927
Northern Trust Corp.                                       16,100      1,070,167
Raymond James Financial, Inc. (a)                         119,600      2,748,408
State Street Corp.                                         10,425        823,575
                                                                    ------------
                                                                      14,803,628
                                                                    ------------
CHEMICALS -- 2.0%
Agrium, Inc.                                               22,400      1,391,264
Dow Chemical Co. (The) (a)                                 15,717        579,171
E.I. du Pont de Nemours & Co. (a)                          32,096      1,500,809
Mosaic Co. (The) *                                         28,100      2,883,060
Potash Corp. of Saskatchewan, Inc.                          6,850      1,063,189
                                                                    ------------
                                                                       7,417,493
                                                                    ------------
COMMERCIAL BANKS -- 1.4%
Bank of Nova Scotia (a)                                    24,400      1,103,124
U.S. Bancorp (a)                                           27,979        905,401
Wachovia Corp. (a)                                         30,823        832,221
Wells Fargo & Co.                                          80,744      2,349,650
                                                                    ------------
                                                                       5,190,396
                                                                    ------------

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      -------   ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.7%
Allied Waste Industries, Inc. *                           124,130   $  1,341,845
Hill-Rom Holdings, Inc.                                    19,125        914,175
R.R. Donnelley & Sons Co.                                  16,000        484,960
                                                                    ------------
                                                                       2,740,980
                                                                    ------------
COMMUNICATIONS EQUIPMENT -- 3.1%
Cisco Systems, Inc. *                                     197,204      4,750,644
Corning, Inc.                                              49,364      1,186,711
Harris Corp.                                               84,370      4,094,476
Nortel Networks Corp. *                                    98,200        656,958
QUALCOMM, Inc.                                             27,352      1,121,432
                                                                    ------------
                                                                      11,810,221
                                                                    ------------
COMPUTERS & PERIPHERALS -- 6.3%
Apple, Inc. *                                              27,162      3,897,747
Dell, Inc. *                                               41,904        834,728
EMC Corp. *                                                33,509        480,519
Hewlett-Packard Co.                                       146,246      6,677,592
International Business Machines Corp.                      66,743      7,684,789
Seagate Technology                                         60,300      1,262,682
Western Digital Corp. *                                   110,300      2,982,512
                                                                    ------------
                                                                      23,820,569
                                                                    ------------
CONSTRUCTION & ENGINEERING -- 0.2%
Chicago Bridge & Iron Co. N.V.                             13,200        517,968
Shaw Group, Inc. (The) *(a)                                 4,500        212,130
                                                                    ------------
                                                                         730,098
                                                                    ------------
CONSUMER FINANCE -- 0.2%
American Express Co.                                       18,800        821,936
                                                                    ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Sotheby's (a)                                               7,400        213,934
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.5%
Bank of America Corp.                                      74,787      2,835,175
Citigroup, Inc.                                            90,145      1,930,906
JPMorgan Chase & Co.                                      109,143      4,687,692
                                                                    ------------
                                                                       9,453,773
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.4%
AT&T, Inc.                                                237,476      9,095,331
Embarq Corp.                                               26,310      1,055,031
Verizon Communications, Inc.                              146,705      5,347,397
Windstream Corp. (a)                                       92,700      1,107,765
                                                                    ------------
                                                                      16,605,524
                                                                    ------------
ELECTRIC UTILITIES -- 1.0%
American Electric Power Co., Inc.                          32,300      1,344,649
Edison International                                       21,950      1,075,989
Entergy Corp.                                                 800         87,264
Exelon Corp.                                               10,760        874,465
FPL Group, Inc.                                             4,500        282,330
                                                                    ------------
                                                                       3,664,697
                                                                    ------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.3%
Emerson Electric Co.                                       24,700      1,271,062
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
Tech Data Corp. *                                          35,200      1,154,560
                                                                    ------------
ENERGY EQUIPMENT & SERVICES -- 3.1%
Halliburton Co.                                            51,886      2,040,677
National-Oilwell Varco, Inc. *                             32,700      1,909,026
Noble Corp.                                                37,160      1,845,737

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      -------   ------------
Schlumberger, Ltd.                                         19,386   $  1,686,582
Superior Energy Services, Inc. *                           28,000      1,109,360
Transocean, Inc. *                                         22,215      3,003,468
                                                                    ------------
                                                                      11,594,850
                                                                    ------------
FOOD & STAPLES RETAILING -- 3.6%
Burger King Holdings, Inc.                                 62,100      1,717,686
Costco Wholesale Corp.                                      7,327        476,035
CVS Caremark Corp.                                         64,200      2,600,742
Safeway, Inc.                                              70,160      2,059,196
Wal-Mart Stores, Inc.                                     128,320      6,759,898
                                                                    ------------
                                                                      13,613,557
                                                                    ------------
FOOD PRODUCTS -- 0.7%
Bunge, Ltd. (a)                                             8,900        773,232
J.M. Smucker Co. (The)                                     14,100        713,601
Sara Lee Corp.                                             32,480        454,070
Unilever N.V.                                              20,930        705,969
                                                                    ------------
                                                                       2,646,872
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
Hospira, Inc. *                                            32,100      1,372,917
Kinetic Concepts, Inc. *(a)                                21,600        998,568
Medtronic, Inc.                                            18,500        894,845
                                                                    ------------
                                                                       3,266,330
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.4%
Aetna, Inc.                                                49,888      2,099,786
CIGNA Corp.                                                33,550      1,361,123
Coventry Health Care, Inc. *                               23,300        940,155
Humana, Inc. *                                             46,206      2,072,801
Lincare Holdings, Inc. *(a)                                25,000        702,750
McKesson Corp.                                             37,907      1,985,190
UnitedHealth Group, Inc.                                   59,055      2,029,130
WellPoint, Inc. *                                          34,043      1,502,318
                                                                    ------------
                                                                      12,693,253
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
Bally Technologies, Inc. *(a)                              26,800        920,312
Darden Restaurants, Inc.                                   23,200        755,160
McDonald's Corp.                                           26,258      1,464,409
Royal Caribbean Cruises, Ltd. (a)                          43,600      1,434,440
                                                                    ------------
                                                                       4,574,321
                                                                    ------------
HOUSEHOLD DURABLES -- 0.4%
Snap-On, Inc.                                              30,000      1,525,500
                                                                    ------------
HOUSEHOLD PRODUCTS -- 1.2%
Procter & Gamble Co. (The)                                 63,772      4,468,504
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.6%
Constellation Energy Group, Inc.                           24,800      2,189,096
                                                                    ------------
INDUSTRIAL CONGLOMERATES -- 2.7%
3M Co.                                                     11,661        922,968
Carlisle Cos., Inc. (a)                                    23,800        795,872
General Electric Co.                                      168,004      6,217,828
Koninklijke (Royal) Philips Electronics N.V.               17,800        682,452
Tyco International, Ltd.                                   34,800      1,532,940
                                                                    ------------
                                                                      10,152,060
                                                                    ------------
INSURANCE -- 2.7%
Allstate Corp. (The)                                        9,200        442,152
American International Group, Inc.                         41,836      1,809,407
Assurant, Inc.                                             30,800      1,874,488
Chubb Corp. (The)                                          61,840      3,059,843

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                       ------   ------------
Fairfax Financial Holdings, Ltd. (a)                        2,000   $    574,200
Prudential Financial, Inc.                                  7,436        581,867
Travelers Cos., Inc. (The)                                 42,300      2,024,055
                                                                    ------------
                                                                      10,366,012
                                                                    ------------
INTERNET & CATALOG RETAIL -- 0.4%
Amazon.com, Inc. *(a)                                      19,890      1,418,157
                                                                    ------------
INTERNET SOFTWARE & SERVICES -- 1.0%
eBay, Inc. *                                               23,047        687,723
Google, Inc. - Class A *                                    5,900      2,598,773
Yahoo!, Inc. *                                             21,024        608,224
                                                                    ------------
                                                                       3,894,720
                                                                    ------------
IT SERVICES -- 1.1%
Accenture, Ltd. - Class A                                  63,480      2,232,592
Computer Sciences Corp. *                                  32,400      1,321,596
Hewitt Associates, Inc. - Class A *                        11,600        461,332
                                                                    ------------
                                                                       4,015,520
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Hasbro, Inc. (a)                                           41,640      1,161,756
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Applera Corp.                                              29,800        979,228
Invitrogen Corp. *                                         12,900      1,102,563
                                                                    ------------
                                                                       2,081,791
                                                                    ------------
MACHINERY  -- 0.7%
Caterpillar, Inc. (a)                                      17,200      1,346,588
Deere & Co.                                                15,800      1,270,952
                                                                    ------------
                                                                       2,617,540
                                                                    ------------
MEDIA -- 1.1%
Citadel Broadcasting Corp. (a)                                  1              2
Comcast Corp. - Class A (a)                                33,970        656,980
News Corp. - Class A                                       35,636        668,175
Time Warner, Inc.                                          58,935        826,269
Viacom, Inc. - Class A *                                   23,430        928,296
Walt Disney Co. (The)                                      31,080        975,290
                                                                    ------------
                                                                       4,055,012
                                                                    ------------
METALS & MINING -- 1.7%
Alcoa, Inc.                                                19,700        710,382
Carpenter Technology Corp.                                  4,700        263,059
Cleveland-Cliffs, Inc. (a)                                  9,300      1,114,326
Freeport-McMoRan Copper & Gold, Inc. (a)                   20,100      1,934,022
Nucor Corp.                                                15,959      1,081,062
Steel Dynamics, Inc.                                       27,600        905,076
United States Steel Corp.                                   3,600        456,732
                                                                    ------------
                                                                       6,464,659
                                                                    ------------
MULTI-UTILITIES -- 0.4%
Public Service Enterprise Group, Inc.                      42,408      1,704,378
                                                                    ------------
MULTILINE RETAIL -- 0.2%
Target Corp.                                               13,717        695,178
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS -- 14.6%
Apache Corp.                                               17,500      2,114,350
Chesapeake Energy Corp. (a)                                25,795      1,190,439
Chevron Corp.                                             104,694      8,936,680
ConocoPhillips                                             77,558      5,910,695
Devon Energy Corp.                                         20,575      2,146,590
El Paso Corp.                                             128,520      2,138,573
EnCana Corp.                                               32,410      2,455,057

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      -------   ------------
Exxon Mobil Corp.                                         218,219   $ 18,456,963
Hess Corp.                                                 19,800      1,745,964
Marathon Oil Corp.                                         17,432        794,899
Murphy Oil Corp.                                           14,300      1,174,602
Nexen, Inc.                                                 3,600        106,596
Noble Energy, Inc.                                         11,000        800,800
Occidental Petroleum Corp.                                 41,486      3,035,531
Petro-Canada                                               64,700      2,808,627
Valero Energy Corp.                                         9,073        445,575
Williams Cos., Inc. (The)                                  23,450        773,381
                                                                    ------------
                                                                      55,035,322
                                                                    ------------
PERSONAL PRODUCTS -- 0.7%
Estee Lauder Companies, Inc. - Class A (a)                 27,900      1,279,215
Herbalife, Ltd. (a)                                        30,600      1,453,500
                                                                    ------------
                                                                       2,732,715
                                                                    ------------
PHARMACEUTICALS -- 6.8%
Abbott Laboratories                                        35,279      1,945,637
Bristol-Myers Squibb Co.                                  100,375      2,137,987
Eli Lilly & Co.                                            36,476      1,881,797
Endo Pharmaceuticals Holdings, Inc. *                      70,700      1,692,558
Johnson & Johnson                                          51,154      3,318,360
King Pharmaceuticals, Inc. *                              201,000      1,748,700
Merck & Co., Inc.                                          98,800      3,749,460
Pfizer, Inc.                                              301,725      6,315,104
Watson Pharmaceuticals, Inc. *(a)                          65,500      1,920,460
Wyeth                                                      22,251        929,202
                                                                    ------------
                                                                      25,639,265
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.4%
Annaly Mortgage Management, Inc.                          112,100      1,717,372
                                                                    ------------
ROAD & RAIL  -- 1.5%
Burlington Northern Santa Fe Corp.                         14,600      1,346,412
JB Hunt Transport Services, Inc. (a)                       32,000      1,005,760
Ryder System, Inc.                                         24,900      1,516,659
Union Pacific Corp. (a)                                    15,800      1,981,004
                                                                    ------------
                                                                       5,849,835
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.1%
Intel Corp.                                               234,909      4,975,373
Lam Research Corp. *                                       36,770      1,405,349
MEMC Electronic Materials, Inc. *                          31,000      2,197,900
NVIDIA Corp. *                                             55,450      1,097,355
Texas Instruments, Inc.                                    69,374      1,961,203
                                                                    ------------
                                                                      11,637,180
                                                                    ------------
SOFTWARE -- 5.2%
BMC Software, Inc. *                                       88,105      2,865,175
CA, Inc.                                                   38,544        867,240
Microsoft Corp.                                           359,920     10,214,529
Novell, Inc. *                                             83,400        524,586
Oracle Corp. *                                            262,600      5,136,456
                                                                    ------------
                                                                      19,607,986
                                                                    ------------
SPECIALTY RETAIL -- 0.2%
Abercrombie & Fitch Co. - Class A (a)                       2,500        182,850
Home Depot, Inc.  (The)                                    27,328        764,364
                                                                    ------------
                                                                         947,214
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
NIKE, Inc. - Class B                                       34,690      2,358,920

MET INVESTORS SERIES TRUST
BATTERYMARCH GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                         SHARES/
                                                           PAR
SECURITY DESCRIPTION                                     AMOUNT         VALUE
--------------------                                    --------   ------------
VF Corp.                                                   7,881   $    610,856
                                                                   ------------
                                                                      2,969,776
                                                                   ------------
THRIFTS & MORTGAGE FINANCE -- 0.3%
Hudson City Bancorp, Inc.                                 63,700      1,126,216
                                                                   ------------
TOBACCO  -- 1.9%
Altria Group, Inc.                                        67,825      1,505,715
Loews Corp. - Carolina Group                              30,000      2,176,500
Philip Morris International, Inc. *                       67,825      3,430,589
                                                                   ------------
                                                                      7,112,804
                                                                   ------------
Total Common Stocks
   (Cost $360,306,172)                                              375,566,644
                                                                   ------------
SHORT-TERM INVESTMENTS -- 8.8%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/08 at 0.550% to be repurchased at
   $845,013 on 04/01/08 collateralized by $810,000
   U.S. Treasury Note at 4.000% due 03/15/10 with a
   value of $865,688.                                $   845,000        845,000
State Street Navigator Securities Lending Prime
   Portfolio (b)                                      32,353,068     32,353,068
                                                                   ------------
Total Short-Term Investments
   (Cost $33,198,068)                                                33,198,068
                                                                   ------------
TOTAL INVESTMENTS -- 108.2% (Cost $393,504,240#)                    408,764,712
                                                                   ------------
Other Assets and Liabilities (net) -- (8.2)%                        (31,007,645)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $377,757,067
                                                                   ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $43,788,296 and $28,527,824 respectively, resulting in a net unrealized appreciation of $15,260,472.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                          $376,411,644           $0
Level 2 - Other Significant Observable Inputs               0            0
Level 3 - Significant Unobservable Inputs                   0            0
                                                --------------   ---------------
TOTAL                                            $376,411,644           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------                                     -------   ------------
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE  -- 2.2%
Goodrich Corp.                                            20,700   $  1,190,457
Precision Castparts Corp.                                 13,620      1,390,330
                                                                   ------------
                                                                      2,580,787
                                                                   ------------
AUTO COMPONENTS  -- 1.0%
Goodyear Tire & Rubber Co. (The) *                         8,700        224,460
Johnson Controls, Inc.                                    27,260        921,388
                                                                   ------------
                                                                      1,145,848
                                                                   ------------
BEVERAGES  -- 2.2%
Molson Coors Brewing Co. - Class B (a)                    19,600      1,030,372
PepsiAmericas, Inc.                                       41,000      1,046,730
The Pepsi Bottling Group, Inc.                            13,900        471,349
                                                                   ------------
                                                                      2,548,451
                                                                   ------------
BIOTECHNOLOGY  -- 1.7%
Cephalon, Inc. *(a)                                        9,000        579,600
Cubist Pharmaceuticals, Inc. *(a)                         19,665        362,229
Isis Pharmaceuticals, Inc. *(a)                           71,150      1,003,927
                                                                   ------------
                                                                      1,945,756
                                                                   ------------
CAPITAL MARKETS  -- 1.8%
Affiliated Managers Group, Inc. *(a)                       9,700        880,178
Northern Trust Corp.                                       8,800        584,936
Raymond James Financial, Inc. (a)                         27,900        641,142
                                                                   ------------
                                                                      2,106,256
                                                                   ------------
CHEMICALS  -- 4.0%
Airgas, Inc.                                              12,052        548,005
Celanese Corp.                                            12,904        503,901
CF Industries Holdings, Inc.                              15,200      1,575,024
Lubrizol Corp.                                            11,600        643,916
Mosaic Co. (The) *                                         5,650        579,690
OM Group, Inc. *(a)                                       15,200        829,008
                                                                   ------------
                                                                      4,679,544
                                                                   ------------
COMMERCIAL BANKS  -- 2.9%
BancorpSouth, Inc. (a)                                    45,900      1,063,044
Credicorp, Ltd.                                           15,500      1,111,970
SVB Financial Group *(a)                                  26,700      1,165,188
                                                                   ------------
                                                                      3,340,202
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES  -- 4.8%
Allied Waste Industries, Inc. *                           88,880        960,793
Brink's Co. (The)                                          6,900        463,542
Kelly Services, Inc. (a)                                  74,250      1,526,580
Manpower, Inc.                                            20,995      1,181,178
Republic Services, Inc.                                   31,220        912,873
Watson Wyatt Worldwide, Inc. (a)                          10,500        595,875
                                                                   ------------
                                                                      5,640,841
                                                                   ------------
COMMUNICATIONS EQUIPMENT  -- 3.7%
Blue Coat Systems, Inc. *                                 30,700        676,628
CommScope, Inc. *(a)                                      35,263      1,228,210
Harris Corp.                                              48,784      2,367,488
                                                                   ------------
                                                                      4,272,326
                                                                   ------------
COMPUTERS & PERIPHERALS  -- 2.6%
QLogic Corp. *                                            60,400        927,140

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      -------   ------------
Western Digital Corp. *(a)                                 77,280   $  2,089,651
                                                                    ------------
                                                                       3,016,791
                                                                    ------------
CONSTRUCTION & ENGINEERING  -- 1.4%
Chicago Bridge & Iron Co. N.V.                             14,400        565,056
KBR, Inc.                                                  37,450      1,038,488
                                                                    ------------
                                                                       1,603,544
                                                                    ------------
DIVERSIFIED CONSUMER SERVICES  -- 1.8%
DeVry, Inc. (a)                                            23,900        999,976
ITT Educational Services, Inc. *(a)                         5,900        270,987
Service Corporation International (a)                      16,550        167,817
Sotheby's (a)                                              23,700        685,167
                                                                    ------------
                                                                       2,123,947
                                                                    ------------
ELECTRIC UTILITIES  -- 2.5%
Edison International                                       14,000        686,280
El Paso Electric Co. *                                     18,865        403,145
MDU Resources Group, Inc.                                  28,350        695,992
Northeast Utilities                                        29,000        711,660
Pepco Holdings, Inc.                                       12,200        301,584
Xcel Energy, Inc. (a)                                       6,600        131,670
                                                                    ------------
                                                                       2,930,331
                                                                    ------------
ELECTRICAL EQUIPMENT & SERVICES  -- 0.4%
GrafTech International, Ltd. *                             29,550        479,005
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS  -- 4.8%
Amphenol Corp. - Class A                                   33,100      1,232,975
Anixter International, Inc. *(a)                           24,400      1,562,576
Avnet, Inc. *                                              48,720      1,594,606
Dolby Laboratories, Inc. *                                 26,900        975,394
Tech Data Corp. *                                           6,500        213,200
                                                                    ------------
                                                                       5,578,751
                                                                    ------------
ENERGY EQUIPMENT & SERVICES  -- 3.7%
FMC Technologies, Inc. *                                   30,845      1,754,772
National-Oilwell Varco, Inc. *                             18,500      1,080,030
Noble Corp.                                                22,000      1,092,740
Pride International, Inc. *                                 9,400        328,530
Willbros Group, Inc. *(a)                                   3,700        113,220
                                                                    ------------
                                                                       4,369,292
                                                                    ------------
FOOD PRODUCTS  -- 0.6%
Corn Products International, Inc.                          19,700        731,658
                                                                    ------------
GAS UTILITIES  -- 1.2%
Energen Corp.                                              22,400      1,395,520
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 3.7%
DENTSPLY International, Inc.                               34,180      1,319,348
Gen-Probe, Inc. *(a)                                       16,600        800,120
Hologic, Inc. *(a)                                          6,500        361,400
Intuitive Surgical, Inc. *                                  4,809      1,559,799
Kinetic Concepts, Inc. *(a)                                 5,200        240,396
                                                                    ------------
                                                                       4,281,063
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES  -- 3.6%
Amedisys, Inc. *(a)                                        10,800        424,872
Apria Healthcare Group, Inc. *                             14,000        276,500
Centene Corp. *                                            15,500        216,070
CIGNA Corp.                                                 6,000        243,420
Express Scripts, Inc. *                                     6,300        405,216
Health Net, Inc. *                                         34,548      1,064,078

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      -------   ------------
Humana, Inc. *                                             35,985   $  1,614,287
                                                                    ------------
                                                                       4,244,443
                                                                    ------------
HOUSEHOLD DURABLES  -- 2.2%
Garmin, Ltd. (a)                                            3,900        210,639
Snap-On, Inc.                                              27,000      1,372,950
Tupperware Corp.                                           26,500      1,025,020
                                                                    ------------
                                                                       2,608,609
                                                                    ------------
INSURANCE  -- 3.1%
American Financial Group, Inc. (a)                         53,476      1,366,847
Assurant, Inc.                                             26,100      1,588,446
National Financial Partners Corp. (a)                      10,900        244,923
W.R. Berkley Corp.                                         16,321        451,928
                                                                    ------------
                                                                       3,652,144
                                                                    ------------
IT SERVICES  -- 0.3%
CGI Group, Inc. *(a)                                       36,700        389,020
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES  -- 3.2%
Charles River Laboratories International, Inc. *(a)        25,334      1,493,186
Invitrogen Corp. *(a)                                      11,375        972,221
Techne Corp. *                                             19,400      1,306,784
                                                                    ------------
                                                                       3,772,191
                                                                    ------------
MACHINERY  -- 7.7%
AGCO Corp. *(a)                                            28,500      1,706,580
Cummins, Inc.                                               9,863        461,786
Flowserve Corp.                                            16,950      1,769,241
Manitowoc Co., Inc. (The) (a)                              50,300      2,052,240
SPX Corp.                                                  15,700      1,646,930
Terex Corp. *                                              21,700      1,356,250
                                                                    ------------
                                                                       8,993,027
                                                                    ------------
MEDIA  -- 1.1%
DISH Network Corp. *                                       19,200        551,616
Shaw Communications, Inc. - Class B                        42,900        779,922
                                                                    ------------
                                                                       1,331,538
                                                                    ------------
METALS & MINING  -- 4.2%
AK Steel Holding Corp. (a)                                 40,900      2,225,778
Southern Copper Corp. (a)                                   4,618        479,487
Steel Dynamics, Inc. (a)                                   68,200      2,253,328
                                                                    ------------
                                                                       4,958,593
                                                                    ------------
MULTI-UTILITIES  -- 1.6%
Alliant Energy Corp.                                       36,500      1,277,865
CMS Energy Corp. (a)                                       40,650        550,401
                                                                    ------------
                                                                       1,828,266
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS  -- 7.2%
Cimarex Energy Co.                                         14,550        796,467
Denbury Resources, Inc. *                                  76,700      2,189,785
El Paso Corp. (a)                                         100,250      1,668,160
Forest Oil Corp. *(a)                                      14,000        685,440
Hess Corp.                                                 11,400      1,005,252
Murphy Oil Corp.                                            7,200        591,408
Noble Energy, Inc.                                         12,583        916,043
Pioneer Natural Resources Co.                              11,960        587,475
                                                                    ------------
                                                                       8,440,030
                                                                    ------------
PERSONAL PRODUCTS  -- 1.5%
Estee Lauder Companies, Inc. - Class A (a)                 11,100        508,935

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                          SHARES/
                                                            PAR
SECURITY DESCRIPTION                                      AMOUNT       VALUE
--------------------                                      -------   ------------
Herbalife, Ltd.                                            27,100   $  1,287,250
                                                                    ------------
                                                                       1,796,185
                                                                    ------------
PHARMACEUTICALS  -- 2.1%
Endo Pharmaceuticals Holdings, Inc. *                      27,300        653,562
K-V Pharmaceutical Co. - Class A *(a)                      24,300        606,528
Sepracor, Inc. *(a)                                        17,000        331,840
Warner Chilcott, Ltd. *(a)                                 49,900        898,200
                                                                    ------------
                                                                       2,490,130
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 2.0%
Annaly Mortgage Management, Inc.                           50,345        771,285
Entertainment Properties Trust (a)                         20,800      1,026,064
Post Properties, Inc.                                      12,500        482,750
                                                                    ------------
                                                                       2,280,099
                                                                    ------------
ROAD & RAIL  -- 1.2%
CSX Corp.                                                  24,886      1,395,358
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 3.6%
Lam Research Corp. *                                       39,330      1,503,193
MEMC Electronic Materials, Inc. *                          12,600        893,340
NVIDIA Corp. *                                             35,500        702,545
Xilinx, Inc.                                               47,480      1,127,650
                                                                    ------------
                                                                       4,226,728
                                                                    ------------
SOFTWARE  -- 1.1%
Activision, Inc. *                                         16,700        456,077
BMC Software, Inc. *(a)                                    14,600        474,792
McAfee, Inc. *                                             10,200        337,518
                                                                    ------------
                                                                       1,268,387
                                                                    ------------
SPECIALTY RETAIL  -- 4.1%
Advance Auto Parts, Inc.                                   12,360        420,858
Aeropostale, Inc. *(a)                                     41,849      1,134,527
GameStop Corp. - Class A*                                  29,300      1,515,103
Ross Stores, Inc. (a)                                      31,345        939,096
TJX Cos., Inc. (The)                                       22,500        744,075
                                                                    ------------
                                                                       4,753,659
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS  -- 1.6%
Crocs, Inc. *(a)                                           20,400        356,388
Warnaco Group, Inc. (The) *                                24,200        954,448
Wolverine World Wide, Inc.                                 20,900        606,309
                                                                    ------------
                                                                       1,917,145
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS  -- 0.3%
United Rentals, Inc. *(a)                                  18,700        352,308
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES  -- 0.9%
Telephone & Data Systems, Inc.                             16,000        628,320
US Cellular Corp. *                                         6,500        357,500
                                                                    ------------
                                                                         985,820
                                                                    ------------
Total Common Stocks
   (Cost $119,866,997)                                               116,453,593
                                                                    ------------
SHORT-TERM INVESTMENT -- 23.9%
State Street Navigator Securities
   Lending Prime Portfolio(b)
   (Cost $27,965,852)                                 $27,965,852     27,965,852
                                                                    ------------

MET INVESTORS SERIES TRUST
BATTERYMARCH MID-CAP STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                  VALUE
--------------------                                               ------------
TOTAL INVESTMENTS -- 123.5% (Cost $147,832,849#)                   $144,419,445
                                                                   ------------
Other Assets and Liabilities (net) -- (23.5)%                       (27,437,502)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $116,981,943
                                                                   ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $10,690,250 and $14,103,654 respectively, resulting in a net unrealized depreciation of $3,413,404.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $116,453,593          $0
Level 2 - Other Significant Observable Inputs                0           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                --------------   ---------------
TOTAL                                             $116,453,593          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

                                                                                    PAR
SECURITY DESCRIPTION                                                               AMOUNT          VALUE
--------------------                                                           -------------   ------------
DOMESTIC BONDS & DEBT SECURITIES -- 74.7%
AEROSPACE & DEFENSE -- 1.6%
DRS Technologies, Inc.
   7.625%, due 02/01/18                                                        $     400,000   $    402,000
   6.625%, due 02/01/16                                                              390,000        383,175
Hawker Beechcraft Acquisition Co.
   8.875%, due 04/01/15                                                              955,000        981,263
   9.750%, due 04/01/17 (a)                                                          240,000        240,000
Hexcel Corp. 6.750%, due 02/01/15                                                  1,445,000      1,405,262
L-3 Communications Corp.
   6.375%, due 10/15/15                                                            1,055,000      1,036,537
   5.875%, due 01/15/15                                                            1,610,000      1,549,625
TransDigm, Inc. 7.750%, due 07/15/14                                                 545,000        547,725
Vought Aircraft Industries, Inc. 8.000%, due 07/15/11 (a)                             95,000         87,638
                                                                                               ------------
                                                                                                  6,633,225
                                                                                               ------------
AUTO COMPONENTS -- 2.8%
Allison Transmission, Inc.
   11.000%, due 11/01/15 (144A)(a)(b)                                                920,000        805,000
   11.250%, due 11/01/15 (144A)(a)(b)(c)                                           1,990,000      1,681,550
ArvinMeritor, Inc. 8.125%, due 09/15/15 (a)                                        1,150,000        943,000
Goodyear Tire & Rubber Co. (The)
   8.663%, due 12/01/09 (d)                                                        2,795,000      2,791,506
   7.857%, due 08/15/11                                                              315,000        324,056
   8.625%, due 12/01/11                                                            3,555,000      3,728,307
   4.000%, due 06/15/34                                                               80,000        174,100
Hawaiian Telcom Communications, Inc. 12.500%, due 05/01/15 (a)                       455,000        166,075
Lear Corp.
   5.750%, due 08/01/14                                                              295,000        237,475
   8.750%, due 12/01/16                                                              140,000        120,225
Metaldyne Corp.
   11.000%, due 06/15/12 (a)                                                         300,000         85,500
   10.000%, due 11/01/13 (a)                                                          40,000         24,200
Stanadyne Corp., Series 1 10.000%, due 08/15/14                                      250,000        228,750
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15 (e)                            125,000         84,375
                                                                                               ------------
                                                                                                 11,394,119
                                                                                               ------------
AUTOMOBILES -- 0.1%
Ford Capital B.V. 9.500%, due 06/01/10                                               430,000        389,150
                                                                                               ------------
BEVERAGES -- 0.0%
Beverages & More, Inc. 9.250%, due 03/01/12 (144A)(b)                                 80,000         76,000
                                                                                               ------------
BIOTECHNOLOGY -- 0.3%
Angiotech Pharmaceuticals, Inc. 6.826%, due 12/01/13 (d)                           1,710,000      1,316,700
                                                                                               ------------
BUILDING PRODUCTS -- 0.0%
Ainsworth Lumber Co., Ltd.
   6.446%, due 10/01/10 (a)(d)                                                       120,000         79,800
   7.250%, due 10/01/12 (a)                                                           50,000         29,000
                                                                                               ------------
                                                                                                    108,800
                                                                                               ------------
CAPITAL MARKETS -- 0.5%
E*TRADE Financial Corp. 12.500%, due 11/30/17 (144A) (b)                           1,830,000      1,800,263
Viant Holdings, Inc. 10.125%, due 07/15/17 (144A) (b)                                236,000        192,340
                                                                                               ------------
                                                                                                  1,992,603
                                                                                               ------------
CHEMICALS -- 2.0%
American Pacific Corp. 9.000%, due 02/01/15                                          150,000        146,625

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                    PAR
SECURITY DESCRIPTION                                                               AMOUNT          VALUE
--------------------                                                           -------------   ------------
CPG International I, Inc. 10.500%, due 07/01/13                                $     755,000   $    637,975
Huntsman International LLC 7.875%, due 11/15/14                                      245,000        260,925
Innophos, Inc. 8.875%, due 08/15/14                                                2,275,000      2,218,125
MacDermid, Inc. 9.500%, due 04/15/17 (144A)(b)                                     2,010,000      1,809,000
Momentive Performance Materials, Inc. 11.500%, due 12/01/16 (a)                    3,485,000      2,670,381
Nalco Finance Holdings, Inc. 0.000%/9.000% 1.000%, due 02/01/14 (a)(e)               216,000        195,480
Rockwood Specialties Group, Inc. 7.625%, due 11/15/14                                 50,000         73,487
                                                                                               ------------
                                                                                                  8,011,998
                                                                                               ------------
COMMERCIAL BANKS -- 0.3%
ATF Capital B.V. 9.250%, due 02/21/14 (144A)(a)(b)                                   100,000         99,110
PNA Intermediate Holding Corp. 10.065%, due 02/15/13 (d)                           1,010,000        790,325
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15 (144A) (b)              170,000        151,300
                                                                                               ------------
                                                                                                  1,040,735
                                                                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 3.5%
Aleris International, Inc. 9.000%, due 12/15/14 (c)                                3,830,000      2,795,900
Allied Waste North America, Inc.
   6.500%, due 11/15/10                                                            3,000,000      3,015,000
   7.875%, due 04/15/13                                                            1,700,000      1,757,375
   6.375%, due 04/15/11                                                              410,000        405,387
   6.125%, due 02/15/14                                                              225,000        218,250
ARAMARK Corp. 6.739%, due 02/01/15 (d)                                               950,000        843,125
DI Finance/DynCorp International, Series B 9.500%, due 02/15/13                    1,420,000      1,451,950
FTI Consulting, Inc. 7.750%, due 10/01/16                                            650,000        676,000
iPayment, Inc. 9.750%, due 05/15/14                                                  310,000        276,675
Sunstate Equipment Co. LLC 10.500%, due 04/01/13 (144A)(b)                         2,670,000      2,069,250
Tropicana Entertainment LLC 9.625%, due 12/15/14 (a)                                 145,000         75,944
US Investigations Services, Inc. 10.500%, due 11/01/15 (144A) (b)                    900,000        738,000
                                                                                               ------------
                                                                                                 14,322,856
                                                                                               ------------
COMMUNICATIONS EQUIPMENT -- 1.1%
Verso Paper Holdings LLC
   9.125%, due 08/01/14 (a)                                                        3,490,000      3,385,300
   11.375%, due 08/01/16 (a)                                                         590,000        544,275
Verso Paper Holdings LLC and Verson Paper Inc. 6.989%, due 08/01/14 (d)              670,000        569,500
                                                                                               ------------
                                                                                                  4,499,075
                                                                                               ------------
COMPUTERS & PERIPHERALS -- 0.2%
Seagate Technology HDD Holdings 6.800%, due 10/01/16                                  95,000         90,963
SunGard Data Systems, Inc.
   9.125%, due 08/15/13                                                              745,000        756,175
   10.250%, due 08/15/15                                                             158,000        159,580
                                                                                               ------------
                                                                                                  1,006,718
                                                                                               ------------
CONSTRUCTION & ENGINEERING -- 0.5%
ESCO Corp. 8.625%, due 12/15/13 (144A) (b)                                         2,180,000      2,125,500
                                                                                               ------------
CONSTRUCTION MATERIALS -- 0.2%
Blaze Recycling & Metals LLC/Blaze Finance Corp. 10.875%,
   due 07/15/12 (144A)(b)                                                            250,000        221,250
Texas Industries, Inc. 7.250%, due 07/15/13                                          550,000        537,625
                                                                                               ------------
                                                                                                    758,875
                                                                                               ------------
CONSUMER FINANCE -- 3.3%
Ford Motor Credit Co. LLC
   5.700%, due 01/15/10                                                               50,000         43,455
   5.828%, due 01/15/10 (d)                                                        1,600,000      1,338,773
   8.050%, due 06/15/11 (a)(d)                                                       676,000        536,964
   8.050%, due 06/15/11                                                              310,000        295,386
   7.127%, due 01/13/12 (d)                                                        2,060,000      1,525,106
   7.800%, due 06/01/12                                                            3,000,000      2,495,069

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                    PAR
SECURITY DESCRIPTION                                                               AMOUNT          VALUE
--------------------                                                           -------------   ------------
   8.000%, due 12/15/16                                                        $   4,000,000   $  3,135,724
General Motors Acceptance Corp. LLC 8.000%, due 11/01/31 (a)                       1,350,000        969,596
GMAC LLC
   6.000%, due 12/15/11                                                              115,000         86,028
   6.875%, due 08/28/12                                                              450,000        342,270
   6.750%, due 12/01/14                                                            3,635,000      2,575,634
                                                                                               ------------
                                                                                                 13,344,005
                                                                                               ------------
CONTAINERS & PACKAGING -- 1.7%
Ball Corp. 6.625%, due 03/15/18                                                      175,000        174,125
Berry Plastics Holding Corp.
   8.875%, due 09/15/14                                                            1,745,000      1,531,237
   6.675%, due 09/15/14 (d)                                                          175,000        139,125
Cascades, Inc. 7.250%, due 02/15/13                                                1,400,000      1,242,500
Graphic Packaging International Corp. 9.500%, due 08/15/13 (a)                     2,015,000      1,944,475
Jefferson Smurfit Corp. 8.250%, due 10/01/12 (a)                                     175,000        158,594
Pregis Corp. 12.375%, due 10/15/13                                                 1,020,000        953,700
Russell-Stanley Holdings, Inc. 9.000%, due 11/30/08 (144A) (b)(f)(g)                  18,258              0
Smurfit-Stone Container Enterprises, Inc. 8.000%, due 03/15/17                       855,000        722,475
                                                                                               ------------
                                                                                                  6,866,231
                                                                                               ------------
DISTRIBUTORS -- 0.0%
NSG Holdings LLC 7.750%, due 12/15/25 (144A) (b)                                     200,000        195,000
                                                                                               ------------
DIVERSIFIED CONSUMER SERVICES -- 0.0%
Service Corp. International
   7.875%, due 02/01/13                                                               60,000         60,900
   7.625%, due 10/01/18                                                              115,000        116,150
                                                                                               ------------
                                                                                                    177,050
                                                                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
AAC Group Holding Corp. 14.750%, due 10/01/12 (144A) (a)(b)(c)                         3,312          2,616
CCM Merger, Inc. 8.000%, due 08/01/13 (144A) (b)                                     770,000        650,650
GrafTech Finance, Inc. 10.250%, due 02/15/12                                          31,000         32,240
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
   7.565%, due 11/15/14 (d)                                                        1,075,000      1,010,500
   9.750%, due 11/15/14                                                              945,000      1,018,238
Leucadia National Corp.
   8.125%, due 09/15/15 (a)                                                        1,000,000      1,010,000
   7.125%, due 03/15/17                                                            1,000,000        947,500
Snoqualmie Entertainment Authority 6.936%, due 02/01/14 (144A) (b)(d)                165,000        135,300
                                                                                               ------------
                                                                                                  4,807,044
                                                                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.6%
BCM Ireland Finance, Ltd. 9.340%, due 08/15/16                                       400,000        559,444
BCM Ireland Preferred Equity, Ltd. 11.355%, due 02/15/17 (144A) (b)                  160,508        172,488
Cincinnati Bell, Inc. 7.250%, due 07/15/13                                         4,035,000      3,984,562
Citizens Communications Co.
   6.250%, due 01/15/13                                                            1,735,000      1,578,850
   7.875%, due 01/15/27                                                            1,235,000      1,065,187
Digicel Group, Ltd.
   8.875%, due 01/15/15 (144A) (b)                                                   650,000        544,375
   9.125%, due 01/15/15 (144A) (a)(b)(c)                                           2,357,665      1,950,968
Inmarsat Finance II Plc 0.000%/10.375% 1.000%, due 11/15/12 (e)                      100,000         97,500
Intelsat Bermuda, Ltd. 9.250%, due 06/15/16                                          395,000        399,938
Intelsat Intermediate 0.000%/9.250% 0.000%, due 02/01/15 (e)                         540,000        461,700
Intelsat Subsidiary Holding Co., Ltd. 8.625%, due 01/15/15                           160,000        162,000
Nordic Telephone Holdings Co. 8.875%, due 05/01/16 (144A) (b)                        745,000        726,375
PanAmSat Corp. 9.000%, due 08/15/14                                                  175,000        177,188

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                    PAR
SECURITY DESCRIPTION                                                               AMOUNT          VALUE
--------------------                                                           -------------   ------------
Qwest Communications International, Inc.
   7.500%, due 02/15/14                                                        $   6,275,000   $  5,929,875
   6.565%, due 02/15/09 (d)                                                          230,000        228,850
Qwest Corp.
   7.500%, due 10/01/14-06/15/23                                                   1,730,000      1,521,150
   6.875%, due 09/15/33                                                              785,000        631,925
   7.125%, due 11/15/43 (a)                                                          200,000        162,000
Sprint Capital Corp. 6.875%, due 11/15/28                                            910,000        679,548
Virgin Media Finance Plc 9.125%,due 08/15/16                                         535,000        482,213
West Corp.
   9.500%, due 10/15/14                                                            2,500,000      2,250,000
   11.000%, due 10/15/16                                                           2,330,000      1,980,500
Wind Acquisition Finance S.A. 10.750%, due 12/01/15 (144A) (b)                       600,000        615,000
Windstream Corp. 8.625%, due 08/01/16                                              4,295,000      4,241,312
Windstream Regatta Holdings, Inc. 11.000%, due 12/01/17 (144A) (b)                   524,000        322,260
                                                                                               ------------
                                                                                                 30,925,208
                                                                                               ------------
ELECTRIC UTILITIES -- 3.3%
AES Corp. (The) 8.000%, due 10/15/17                                               1,150,000      1,170,125
AES Ironwood LLC 8.857%, due 11/30/25                                              1,309,196      1,427,024
AES Red Oak LLC
   8.540%, due 11/30/19                                                              852,411        856,673
    Series B 9.200%, due 11/30/29                                                    650,000        653,250
Edison Mission Energy
   7.750%, due 06/15/16                                                              720,000        745,200
   7.500%, due 06/15/13                                                               60,000         61,800
   7.000%, due 05/15/17                                                              395,000        395,000
Elwood Energy LLC 8.159%, due 07/05/26                                             1,402,998      1,364,855
FPL Energy National Wind 6.125%, due 03/25/19 (144A) (b)                              99,671         98,849
Midwest Generation LLC 8.560%, due 01/02/16                                        1,076,892      1,168,428
Tenaska Alabama Partners LP 7.000%, due 06/30/21 (144A) (b)                        1,386,473      1,300,094
Texas Competitive Electric Holdings Co. LLC
   10.250%, due 11/01/15 (144A) (b)                                                  325,000        325,406
   10.500%, due 11/01/16 (144A) (b)(c)                                             3,715,000      3,659,275
                                                                                               ------------
                                                                                                 13,225,979
                                                                                               ------------
ELECTRICAL EQUIPMENT -- 1.4%
Orascom Telecom Finance SCA 7.875%, due 02/08/14 (144A)(b)                           305,000        284,412
Superior Essex Communications LLC/Essex Group, Inc. 9.000%, due 04/15/12             195,000        188,663
TL Acquisitions, Inc.
   10.500%, due 01/15/15 (144A)(b)                                                 4,900,000      4,305,875
   0.000%/13.250%, due 07/15/15 (144A) (a)(b)(e)                                   1,365,000        982,800
                                                                                               ------------
                                                                                                  5,761,750
                                                                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.9%
Mobile Services Group, Inc./Mobile Storage Group, Inc. 9.750%, due 08/01/14           75,000         70,500
NXP B.V./NXP Funding LLC
   7.875%, due 10/15/14 (a)                                                          225,000        207,000
   7.008%, due 10/15/13 (a)(d)                                                     1,850,000      1,533,187
   8.625%, due 10/15/15                                                              220,000        258,150
Sanmina-SCI Corp.
   6.750%, due 03/01/13                                                              145,000        126,513
   8.125%, due 03/01/16 (a)                                                        1,660,000      1,477,400
                                                                                               ------------
                                                                                                  3,672,750
                                                                                               ------------
ENERGY EQUIPMENT & SERVICES -- 0.9%
Cie Generale de Geophysique S.A.
   7.500%, due 05/15/15                                                              130,000        132,600
   7.750%, due 05/15/17                                                            2,470,000      2,519,400
Grant Prideco, Inc. 6.125%, due 08/15/15                                              75,000         77,063

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                    PAR
SECURITY DESCRIPTION                                                               AMOUNT          VALUE
--------------------                                                           -------------   ------------
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14                          $     180,000   $    171,000
North American Energy Partners, Inc. 8.750%, due 12/01/11                            835,000        830,825
Southern Star Central Corp. 6.750%, due 03/01/16                                      50,000         48,250
                                                                                               ------------
                                                                                                  3,779,138
                                                                                               ------------
FOOD & STAPLES RETAILING -- 0.6%
Buffets, Inc. 12.500%, due 11/01/14 (144A) (a)(b)(f)                                  60,000          2,100
Rite Aid Corp. 7.500%, due 03/01/17 (a)                                            2,625,000      2,375,625
                                                                                               ------------
                                                                                                  2,377,725
                                                                                               ------------
FOOD PRODUCTS -- 0.1%
B&G Foods, Inc. 8.000%, due 10/01/11                                                 225,000        218,813
Smithfield Foods, Inc. 7.750%, due 07/01/17 (a)                                      225,000        219,375
                                                                                               ------------
                                                                                                    438,188
                                                                                               ------------
GAS UTILITIES -- 0.4%
Energy Future Holdings Corp. 11.250%, due 11/01/17 (144A) (b)(c)                   1,750,000      1,741,250
                                                                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Accellent, Inc. 10.500%, due 12/01/13                                              1,285,000      1,034,425
PTS Acquisition Corp.
   9.500%, due 04/15/15 (144A) (a)(b)(c)                                           1,020,000        831,300
   9.750%, due 04/15/17 (144A) (b)                                                   144,000        157,024
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875%,
   due 11/15/14 (144A) (b)                                                         4,500,000      4,241,250
Universal Hospital Services, Inc.
   8.288%, due 06/01/15 (d)                                                          230,000        205,850
   8.500%, due 06/01/15 (c)                                                          250,000        251,250
                                                                                               ------------
                                                                                                  6,721,099
                                                                                               ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.7%
Tenet Healthcare Corp.
   6.500%, due 06/01/12                                                            4,950,000      4,393,125
   7.375%, due 02/01/13 (a)                                                          275,000        246,812
United Surgical Partners International, Inc. 8.875%, due 05/01/17                  1,080,000      1,020,600
US Oncology, Inc. 9.000%, due 08/15/12 (a)                                           820,000        820,000
Vanguard Health Holding Co. II 9.000%,due 10/01/14                                   620,000        599,850
                                                                                               ------------
                                                                                                  7,080,387
                                                                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 3.6%
Boyd Gaming Corp. 6.750%, due 04/15/14 (a)                                           725,000        598,125
Caesars Entertainment, Inc. 7.875%, due 03/15/10 (a)                                 275,000        259,188
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.
   10.250%, due 06/15/15 (144A) (b)                                                1,970,000      1,398,700
Gaylord Entertainment Co.
   8.000%, due 11/15/13                                                              155,000        144,538
   6.750%, due 11/15/14                                                              175,000        153,125
Great Canadian Gaming Corp. 7.250%, due 02/15/15 (144A) (b)                          850,000        812,812
Harrah's Operating Co., Inc.
   10.750%, due 02/01/16 (144A) (b)                                                  400,000        339,000
   10.750%, due 02/01/18 (144A) (a)(b)(c)                                          3,920,000      3,087,000
Landry's Restaurants, Inc. 9.500%, due 12/15/14 (a)                                1,005,000        984,900
Mandalay Resort Group
   9.500%, due 08/01/08                                                              125,000        125,625
   9.375%, due 02/15/10                                                               18,000         18,630
   8.500%, due 09/15/10                                                               10,000         10,375
Mashantucket Pequot Tribe 8.500%, due 11/15/15 (144A) (b)                            300,000        265,500
MGM MIRAGE, Inc. 8.375%, due 02/01/11 (a)                                            270,000        272,025
Pinnacle Entertainment, Inc. 7.500%, due 06/15/15 (144A) (b)                       1,020,000        808,350
River Rock Entertainment Authority 9.750%, due 11/01/11                               45,000         45,000
Station Casinos, Inc.
   6.000%, due 04/01/12 (a)                                                          570,000        470,250

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                    PAR
SECURITY DESCRIPTION                                                               AMOUNT          VALUE
--------------------                                                           -------------   ------------
   6.500%, due 02/01/14 (a)                                                    $     145,000   $     87,725
   7.750%, due 08/15/16 (a)                                                          360,000        291,600
   6.625%, due 03/15/18                                                               15,000          8,400
Travelport LLC
   7.701%, due 09/01/14 (d)                                                           55,000         42,900
   9.875%, due 09/01/14                                                              955,000        861,887
Virgin River Casino Corp. 9.000%, due 01/15/12                                     1,605,000      1,227,825
Waterford Gaming LLC 8.625%, due 09/15/14 (144A) (b)                               1,013,000        972,480
Wynn Las Vegas LLC/Wynn Las Vegas Capital 6.625%, due 12/01/14                     1,275,000      1,233,562
                                                                                               ------------
                                                                                                 14,519,522
                                                                                               ------------
HOUSEHOLD DURABLES -- 0.6%
Jarden Corp. 7.500%, due 05/01/17                                                  1,230,000      1,082,400
Ryerson, Inc.
   10.614%, due 11/01/14 (144A) (b)(d)                                               660,000        597,300
   12.000%, due 11/01/15 (144A) (b)                                                  580,000        551,000
Stanley-Martin Communities LLC 9.750%, due 08/15/15                                  450,000        218,250
                                                                                               ------------
                                                                                                  2,448,950
                                                                                               ------------
HOUSEHOLD PRODUCTS -- 0.1%
Yankee Acquisition Corp. 9.750%, due 02/15/17 (a)                                    390,000        312,000
                                                                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.3%
NRG Energy, Inc.
   7.250%, due 02/01/14                                                              245,000        242,550
   7.375%, due 02/01/16-01/15/17                                                   5,140,000      5,048,138
                                                                                               ------------
                                                                                                  5,290,688
                                                                                               ------------
INDUSTRIAL - DIVERSIFIED -- 0.0%
Harland Clarke Holdings Corp.
   7.815%, due 05/15/15  (d)                                                          50,000         31,250
   9.500%, due 05/15/15                                                               60,000         44,400
                                                                                               ------------
                                                                                                     75,650
                                                                                               ------------
INSURANCE -- 0.1%
Safety Products Holdings, Inc. 11.750%, due 01/01/12 (c)                             345,807        368,284
USI Holdings Corp. 6.940%, due 11/15/14 (144A) (b)(d)                                 80,000         58,200
                                                                                               ------------
                                                                                                    426,484
                                                                                               ------------
INTERNET SOFTWARE & SERVICES -- 0.4%
Impress Holdings B.V. 7.383%, due 09/15/13 (144A) (b)(d)                           2,160,000      1,825,017
                                                                                               ------------
IT SERVICES -- 0.3%
Freescale Semiconductor, Inc. 9.125%, due 12/15/14 (c)                             1,730,000      1,271,550
                                                                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Bonten Media Acquisition Co. 9.000%, due 06/01/15 (144A) (b)(c)                      450,000        348,750
                                                                                               ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.1%
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14                                      225,000        216,000
                                                                                               ------------
MACHINERY -- 1.1%
Accuride Corp. 8.500%, due 02/01/15 (a)                                              720,000        590,400
American Railcar Industries, Inc. 7.500%, due 03/01/14                               100,000         88,500
Clark Material Handling Company, Series D 10.750%, due 11/15/06 (f)(g)               150,000              0
Terex Corp.
   7.375%, due 01/15/14 (a)                                                          205,000        203,975
   8.000%, due 11/15/17                                                            2,800,000      2,800,000
Titan International, Inc. 8.000%, due 01/15/12 (a)                                   895,000        881,575
                                                                                               ------------
                                                                                                  4,564,450
                                                                                               ------------
MANUFACTURING -- 0.0%
RBS Global, Inc./Rexnord Corp. 8.875%, due 09/01/16                                  130,000        115,700
                                                                                               ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                    PAR
SECURITY DESCRIPTION                                                               AMOUNT          VALUE
--------------------                                                           -------------   ------------
MARINE -- 0.0%
Holt Group, Inc. 9.750%, due 01/15/06 (f)(g)                                   $     100,000   $          0
Navios Maritime Holdings, Inc. 9.500%, due 12/15/14                                   36,000         36,045
                                                                                               ------------
                                                                                                     36,045
                                                                                               ------------
MEDIA -- 7.3%
Affinion Group, Inc.
   11.500%, due 10/15/15                                                             705,000        683,850
   10.125%, due 10/15/13 (a)                                                         480,000        479,400
Cablevision Systems Corp., Series B 9.644%, due 04/01/09 (d)                       3,150,000      3,142,125
CCH I Holdings LLC 9.920%, due 04/01/14 (a)                                          110,000         52,800
CCH I LLC/CCH I Capital Corp. 11.000%,  due 10/01/15 (a)                           1,531,000      1,070,200
CCH II LLC/CCH II Capital Corp.
   10.250%, due 10/01/13 (a)                                                         351,000        302,738
   10.250%, due 09/15/10                                                           3,615,000      3,307,725
   Series B 10.250%, due 09/15/10 (a)                                              1,515,000      1,382,437
CCH LLC/CCH Capital Corp. 8.375%, due 04/30/14 (144A) (b)                            550,000        497,750
CMP Susquehanna Corp. 9.875%, due 05/15/14                                         1,525,000      1,059,875
CSC Holdings, Inc., Series B 7.625%, due 04/01/11                                  1,010,000      1,003,687
Dex Media West, Series B 9.875%, due 08/15/13                                        488,000        425,780
Dex Media, Inc.
   0.000%/9.000%, due 11/15/13 (e)                                                   225,000        163,125
   8.000%, due 11/15/13                                                              625,000        459,375
DirecTV Holdings LLC/DirecTV Financing Co. 8.375%, due 03/15/13                      436,000        444,175
EchoStar DBS Corp.
   6.625%, due 10/01/14                                                            2,175,000      1,984,687
   7.125%, due 02/01/16                                                            1,740,000      1,631,250
Mediacom Broadband LLC 8.500%, due 10/15/15                                          830,000        701,350
Nielsen Finance LLC/Nielsen Finance Co. 10.000%, due 08/01/14 (a)                  4,625,000      4,625,000
R.H. Donnelley Corp.
   8.875%, due 01/15/16                                                              465,000        296,438
   6.875%, due 01/15/13                                                            2,800,000      1,722,000
   8.875%, due 10/15/17 (144A) (b)                                                 1,775,000      1,109,375
Rainbow National Services LLC
   10.375%, due 09/01/14 (144A) (b)                                                1,378,000      1,467,570
   8.750%, due 09/01/12 (144A) (b)                                                   210,000        215,775
Shaw Communications, Inc. 7.250%, due 04/06/11 (a)                                   375,000        388,125
Spansion, Inc. 6.201%, due 06/01/13 (144A) (b)(d)                                    950,000        650,750
Videotron 6.375%, due 12/15/15                                                       175,000        154,000
Young Broadcasting, Inc. 10.000%, due 03/01/11 (a)                                   190,000        120,175
                                                                                               ------------
                                                                                                 29,541,537
                                                                                               ------------
METALS & MINING -- 3.7%
AK Steel Corp. 7.750%, due 06/15/12                                                  505,000        511,944
California Steel Industries, Inc. 6.125%, due 03/15/14                               130,000        102,050
Century Aluminum Co. 7.500%, due 08/15/14                                            610,000        594,750
CII Carbon LLC 11.125%, due 11/15/15 (144A) (b)                                      935,000        836,825
FMG Finance Property, Ltd.
   7.076%, due 09/01/11 (144A) (b)(d)                                                700,000        679,000
   10.625%, due 09/01/16 (144A)(b)                                                 1,215,000      1,372,950
Freeport McMoRan Copper & Gold, Inc.
   8.375%, due 04/01/17                                                            6,060,000      6,446,325
   5.883%, due 04/01/15(d)                                                         1,935,000      1,905,975
Norcross Safety Products LLC/Norcross Capital Co., Series B 9.875%,
   due 08/15/11                                                                      315,000        325,237
Novelis, Inc. 7.250%, due 02/15/15                                                   355,000        315,950
Steel Dynamics, Inc. 7.375%, due 11/01/12 (144A) (b)                               1,970,000      1,999,550
                                                                                               ------------
                                                                                                 15,090,556
                                                                                               ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                    PAR
SECURITY DESCRIPTION                                                               AMOUNT          VALUE
--------------------                                                           -------------   ------------
MULTILINE RETAIL -- 0.1%
Neiman Marcus Group, Inc. (The) 9.000%, due 10/15/15 (c)                       $     565,000   $    567,825
                                                                                               ------------
OFFICE ELECTRONICS -- 0.0%
Riddell Bell Holdings 8.375%, due 10/01/12 (a)                                        70,000         57,225
                                                                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 7.7%
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp. 10.000%,
   due 06/01/12                                                                      140,000        147,000
Arch Western Financial LLC 6.750%, due 07/01/13                                      750,000        751,875
Atlas Energy Resources LLC 10.750%, due 02/01/18 (144A) (b)                          670,000        681,725
Chaparral Energy, Inc. 8.500%, due 12/01/15                                        1,150,000      1,006,250
Chesapeake Energy Corp.
   6.250%, due 01/15/18                                                              655,000        628,800
   6.375%, due 06/15/15                                                            1,000,000        975,000
   6.875%, due 11/15/20 (a)                                                          400,000        390,000
Cimarex Energy Co. 7.125%, due 05/01/17                                            1,610,000      1,605,975
Compton Petroleum Finance Corp. 7.625%, due 12/01/13                               1,765,000      1,698,812
Denbury Resources, Inc. 7.500%, due 04/01/13-12/15/15                              1,290,000      1,325,475
Dynegy Holdings, Inc. 7.750%, due 06/01/19                                         2,695,000      2,533,300
El Paso Corp.
   8.050%, due 10/15/30                                                              150,000        157,422
   6.700%, due 02/15/27                                                               62,930         54,076
Encore Acquisition Co. 6.000%, due 07/15/15                                          870,000        787,350
EXCO Resources, Inc. 7.250%, due 01/15/11                                          2,685,000      2,624,587
Forest Oil Corp. 7.250%, due 06/15/19                                              1,400,000      1,431,500
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14                                950,000        945,250
KCS Energy, Inc. 7.125%, due 04/01/12                                                455,000        432,250
Newfield Exploration Co. 6.625%, due 09/01/14 (a)                                    125,000        123,750
OPTI Canada, Inc.
   7.875%, due 12/15/14                                                              355,000        347,456
   8.250%, due 12/15/14                                                            1,875,000      1,865,625
Peabody Energy Corp. 7.375%, due 11/01/16                                          1,650,000      1,716,000
Range Resources Corp.
   7.375%, due 07/15/13                                                              950,000        969,000
   6.375%, due 03/15/15                                                              200,000        197,000
   7.500%, due 05/15/16                                                               75,000         77,250
Sabine Pass LNG LP 7.500%, due 11/30/16                                            1,325,000      1,285,250
SemGroup LP 8.750%, due 11/15/15 (144A) (b)                                          740,000        680,800
Southwestern Energy Co. 7.500%, due 02/01/18 (144A) (b)                              325,000        338,000
Swift Energy Co. 7.125%, due 06/01/17                                              1,400,000      1,291,500
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17 (a)                                  150,000        162,646
Tesoro Corp. 6.500%, due 06/01/17                                                    550,000        495,000
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12                          1,245,000      1,422,413
Whiting Petroleum Corp. 7.250%,  due 05/01/12-05/01/13                             1,150,000      1,140,438
Williams Cos., Inc. 7.125%, due 09/01/11 (a)                                         850,000        907,375
                                                                                               ------------
                                                                                                 31,196,150
                                                                                               ------------
PAPER & FOREST PRODUCTS -- 2.4%
Abitibi-Consolidated, Inc. 6.000%, due 06/20/13                                      275,000        134,750
Boise Cascade LLC 7.125%, due 10/15/14                                               775,000        726,562
Bowater Canada Finance 7.950%, due 11/15/11                                        1,025,000        707,250
Bowater, Inc.
   9.000%, due 08/01/09                                                              875,000        739,375
   5.800%, due 03/15/10 (d)                                                          240,000        174,000
Domtar Corp.
   7.875%, due 10/15/11                                                              170,000        170,850
   7.125%, due 08/15/15 (a)                                                        1,045,000        984,912
Georgia-Pacific Corp. 7.700%, due 06/15/15 (a)                                       380,000        359,100
NewPage Corp.
   12.000%, due 05/01/13 (a)                                                         405,000        408,038

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                    PAR
SECURITY DESCRIPTION                                                               AMOUNT          VALUE
--------------------                                                           -------------   ------------
   10.000%, due 05/01/12(a)                                                    $   3,095,000   $  3,156,900
   10.000%, due 05/01/12 (144A) (a)(b)                                             2,105,000      2,147,100
                                                                                               ------------
                                                                                                  9,708,837
                                                                                               ------------
PHARMACEUTICALS -- 0.2%
Sally Holdings LLC
   9.250%, due 11/15/14 (a)                                                          200,000        200,500
   10.500%, due 11/15/16 (a)                                                         554,000        512,450
                                                                                               ------------
                                                                                                    712,950
                                                                                               ------------
REAL ESTATE -- 1.8%
American Real Estate Partners LP/American Real Estate Finance Corp. 7.125%,
   due 02/15/13                                                                    4,200,000      3,832,500
Ashton Woods USA LLC/Ashton Woods Finance Co. 9.500%, due 10/01/15                   230,000        124,200
BMS Holdings, Inc. 9.954%, due 02/15/12 (144A) (b)(d)                              1,088,722        710,391
Realogy Corp.
   10.500%, due 04/15/14 (a)                                                       2,200,000      1,490,500
   11.000%, due 04/15/14 (a)(c)                                                      440,000        253,000
   12.375%, due 04/15/15 (a)                                                          50,000         22,500
Ventas Realty LP/Ventas Capital Corp.
   6.625%, due 10/15/14                                                              250,000        247,500
   6.500%, due 06/01/16 (a)                                                          210,000        203,700
   6.750%, due 04/01/17                                                              205,000        201,412
                                                                                               ------------
                                                                                                  7,085,703
                                                                                               ------------
ROAD & RAIL -- 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.750%, due 05/15/16            400,000        326,000
Marsico Parent Co. LLC 10.625%, due 01/15/16 (h)                                   1,432,000      1,288,800
Marsico Parent Holdco LLC 12.500%, due 07/15/16 (c)(h)                               491,000        456,630
Marsico Parent Superholdco LLC 14.500%, due 01/15/18 (h)                             327,000        320,460
                                                                                               ------------
                                                                                                  2,391,890
                                                                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
Amkor Technology, Inc.
   7.750%, due 05/15/13(a)                                                            90,000         82,463
   9.250%, due 06/01/16(a)                                                         1,540,000      1,489,950
                                                                                               ------------
                                                                                                  1,572,413
                                                                                               ------------
SOFTWARE -- 0.2%
First Data Corp. 9.875%, due 09/24/15 (144A) (a)(b)                                1,160,000        955,550
                                                                                               ------------
SPECIALTY RETAIL -- 1.6%
Asbury Automotive Group, Inc. 7.625%, due 03/15/17                                   880,000        699,600
AutoNation, Inc.
   6.258%, due 04/15/13 (a)(d)                                                       985,000        812,625
   7.000%, due 04/15/14                                                              115,000        102,637
General Nutrition Centers, Inc.
   7.199%, due 03/15/14 (a)(c)(d)                                                  2,430,000      2,029,050
   10.750%, due 03/15/15                                                             350,000        293,125
Group 1 Automotive, Inc. 8.250%, due 08/15/13                                        300,000        283,500
Michaels Stores, Inc.
   10.000%, due 11/01/14 (a)                                                         200,000        176,000
   11.375%, due 11/01/16 (a)                                                       1,450,000      1,145,500
United Auto Group, Inc. 7.750%, due 12/15/16                                       1,260,000      1,096,200
                                                                                               ------------
                                                                                                  6,638,237
                                                                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.2%
Levi Strauss & Co.
   9.750%, due 01/15/15                                                              575,000        575,719

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                    PAR
SECURITY DESCRIPTION                                                               AMOUNT          VALUE
--------------------                                                           -------------   ------------
   8.875%, due 04/01/16 (a)                                                    $      40,000   $     38,400
                                                                                               ------------
                                                                                                    614,119
                                                                                               ------------
TOBACCO -- 0.3%
Vector Group, Ltd. 11.000%, due 08/15/15 (144A) (b)                                1,330,000      1,330,000
                                                                                               ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Russel Metals, Inc. 6.375%, due 03/01/14                                             230,000        213,900
                                                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.5%
Centennial Communications Corp.
   10.000%, due 01/01/13                                                             200,000        187,000
   8.448%, due 01/01/13 (d)                                                          125,000        109,375
   8.125%, due 02/01/14                                                            2,100,000      1,995,000
FiberTower Corp. 9.000%, due 11/15/12                                                685,000        550,569
iPCS, Inc. 5.364%, due 05/01/13 (d)                                                2,210,000      1,712,750
MetroPCS Wireless, Inc. 9.250%, due 11/01/14                                       3,985,000      3,686,125
Rural Cellular Corp.
   8.250%, due 03/15/12                                                            1,675,000      1,725,250
   9.875%, due 02/01/10                                                              165,000        170,362
                                                                                               ------------
                                                                                                 10,136,431
                                                                                               ------------
Total Domestic Bonds & Debt Securities
   (Cost $332,496,254)                                                                          304,053,287
                                                                                               ------------
CONVERTIBLE BONDS -- 1.4%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
NTL Cable Plc 8.750%, due 04/15/14                                                   175,000        238,534
                                                                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Hologic, Inc. 2.000%, due 12/15/37                                                 1,270,000      1,227,138
                                                                                               ------------
TELECOMMUNICATION SERVICES - WIRELESS -- 0.6%
Nortel Networks Ltd. 8.508%, due 07/15/11(d)                                       3,035,000      2,617,688
                                                                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
American Tower Corp. 3.000%, due 08/15/12                                            745,000      1,474,981
FiberTower Corp. 9.000%, due 11/15/12 (144A) (b)                                     170,000        137,487
                                                                                               ------------
                                                                                                  1,612,468
                                                                                               ------------
Total Convertible Bonds
   (Cost $6,317,042)                                                                              5,695,828
                                                                                               ------------
LOAN PARTICIPATION -- 6.6%
Alliance Data 1.000%, due 12/15/14                                                 2,500,000      2,325,000
Allison Transmission, Inc. 5.750%, due 08/07/14 (d)                                  500,000        427,500
Bausch & Lomb
   3.755%, due 04/11/15                                                              310,000        300,207
   5.946%, due 04/11/15 (d)                                                        1,240,000      1,200,827
Catalina Marketing 10.122%, due 10/09/17                                           3,475,000      2,751,853
Cenveo Corp. 10.194%, due 09/17/15                                                 2,000,000      1,793,800
Community Health Systems, Inc.
   1.000%, due 06/18/14                                                               48,777         45,114
   7.760%, due 06/18/14                                                              953,736        882,110
Education Media
   6.901%, due 05/15/09 (d)                                                          272,727        260,795
   1.000%, due 11/14/14                                                            1,977,273      1,779,545
   8.500%, due 11/14/14                                                            5,056,875      4,399,481
Hawker Beechcraft Acquisition Co.
   7.116%, due 03/31/14                                                              458,593        430,297
   7.122%, due 03/31/14                                                               26,657         25,012
Marsico Parent 7.003%, due 11/14/14 (d)                                              500,000        455,000
NewPage Corp. 1.000%, due 12/07/14                                                 1,000,000        975,833
Pillowtex Corp. 9.000%, due 12/15/49 (g)                                             175,000              0

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                   SHARES/
                                                                                     PAR
SECURITY DESCRIPTION                                                               AMOUNT          VALUE
--------------------                                                           -------------   ------------
Texas Competitive Electric Holdings Co. LLC 8.622%, due 10/10/14               $   3,491,250   $  3,175,292
Texas Competitive Energy 8.498%, due 10/10/14                                        498,750        455,309
Wind Acquisition Holdings Finance
   12.610%, due 12/21/11                                                             389,854        364,514
   6.250%, due 06/17/15                                                            3,103,448      4,786,009
                                                                                               ------------
Total Loan Participation
   (Cost $28,146,635)                                                                            26,833,498
                                                                                               ------------
COMMON STOCKS -- 0.1%
CAPITAL MARKETS -- 0.1%
E*TRADE Financial Corp. *                                                             88,580        340,590
                                                                                               ------------
CHEMICALS -- 0.0%
General Chemical Industrial Products, Inc. (g)                                            45              0
                                                                                               ------------
CONTAINERS & PACKAGING -- 0.0%
Russell-Stanley Holdings, Inc. (b)(g)                                                  2,000              0
                                                                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
Viatel Holding Bermuda, Ltd. *                                                         1,237             32
                                                                                               ------------
MEDIA -- 0.0%
Cebridge Connections Holdings (g)                                                      7,460         67,140
Virgin Media, Inc. (a)                                                                 1,775         24,974
                                                                                               ------------
                                                                                                     92,114
                                                                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 0.0%
El Paso Performance-Linked Trust (b)                                                  50,000         51,372
                                                                                               ------------
Total Common Stocks
   (Cost $885,968)                                                                                  484,108
                                                                                               ------------
PREFERRED STOCKS -- 0.2%
OIL, GAS & CONSUMABLE FUELS -- 0.2%
EXCO Resources, Inc. 11.000%                                                              43        477,300
                                                                                               ------------
ROAD & RAIL -- 0.0%
Marsico Parent Superholdco LLC (h)                                                        96         86,894
                                                                                               ------------
Total Preferred Stocks
   (Cost $520,515)                                                                                  564,194
                                                                                               ------------
CONVERTIBLE PREFERRED STOCK -- 0.0%
OIL, GAS & CONSUMABLE FUELS -- 0.0%
EXCO Resources, Inc.
   (Cost $100,000)                                                                        10        111,000
                                                                                               ------------

WARRANTS -- 0.0%
CAPITAL MARKETS -- 0.0%
Viasystems Group, Inc., expires 04/30/11 * (g)                                         9,411              0
                                                                                               ------------
CHEMICALS -- 0.0%
General Chemical Industrial Products, Inc., Series A , expires 04/30/11 * (g)             26              0
General Chemical Industrial Products, Inc., Series B, expires 06/08/10 * (g)              19              0
                                                                                               ------------
                                                                                                          0
                                                                                               ------------
GAS UTILITIES -- 0.0%
AMF Bowling Worldwide, Inc., expires 03/09/09 * (g)                                      901              0
                                                                                               ------------
MEDIA -- 0.0%
Advanstar Holdings Corp., expires 10/15/11 *                                              75          6,750
MDP Acquisitions Plc Corp., expires 10/01/13 * (b)                                        100          6,256
XM Satellite Radio Holdings, Inc. - Class A, expires 03/15/10 *                           125            189
                                                                                               ------------
                                                                                                     13,195
                                                                                               ------------
PAPER & FOREST PRODUCTS -- 0.0%
Neenah Enterprises, Inc., expires 10/07/13 *                                            6,130              0
                                                                                               ------------

MET INVESTORS SERIES TRUST
BLACKROCK HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                  SHARES/
                                                                                    PAR
SECURITY DESCRIPTION                                                               AMOUNT          VALUE
--------------------                                                           -------------   ------------
ROAD & RAIL -- 0.0%
Marsico Parent Superholdco, Ltd., expires 12/31/49 *                                      25   $     23,467
                                                                                               ------------
Total Warrants
   (Cost $271,438)                                                                                   36,662
                                                                                               ------------
SHORT-TERM INVESTMENTS -- 29.0%
Federal Home Loan Bank 1.530%, due 04/01/08 (i)                                $  65,400,000     65,400,000
State Street Navigator Securities Lending Trust Prime Portfolio (j)               52,509,699     52,509,699
                                                                                               ------------
Total Short-Term Investments
   (Cost $117,909,699)                                                                          117,909,699
                                                                                               ------------
TOTAL INVESTMENTS -- 112.0% (Cost $486,647,551#)                                                455,688,276
                                                                                               ------------
Other Assets and Liabilities (net) -- (12.0)%                                                   (48,664,268)
                                                                                               ------------
TOTAL NET ASSETS -- 100.0%                                                                     $407,024,008
                                                                                               ============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $2,218,741 and $33,178,016 respectively, resulting in a net unrealized depreciation of $30,959,275.
(a)  All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $61,945,565 of net assets.
(c) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.
(e) Security is a "step up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(f)  Security is in default and/or issuer is in bankruptcy.
(g) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(h)  Illiquid securities representing in the aggregate $2,152,784 of net assets.
(i)  Zero coupon bond - Interest rate represents current yield to maturity.
(j) Represents investment of collateral received from securities lending transactions.

The following table summarizes the credit composition of the portfolio holdings of the BlackRock High Yield Portfolio at March 31, 2008 based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                          PERCENT OF
PORTFOLIO COMPOSITION BY CREDIT QUALITY    PORTFOLIO
---------------------------------------   ----------
BBB                                           5.13%
BB                                           22.34
B                                            44.44
Below B                                      11.95
Equities/Other                               16.14
                                            ------
Total:                                      100.00%
                                            ======

FAS 157 VALUATION DISCLOSURE

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                          $    365,597      $       0
Level 2 - Other Significant Observable Inputs     402,745,840       (399,245)
Level 3 - Significant Unobservable Inputs              67,140              0
                                                 ------------      ---------
TOTAL                                            $403,178,577      $(399,245)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN   OTHER FINANCIAL
                                                        SECURITIES       INSTRUMENTS
                                                      --------------   ---------------
BALANCE AS OF DECEMBER 31, 2007                           $67,140             $0
   Accrued discounts/premiums                                   0              0
   Realized Gain (Loss)                                         0              0
   Change in unrealized appreciation (depreciation)             0              0
   Net Purchases (Sales)                                        0              0
   Transfers In (Out) of Level 3                                0              0
                                                          -------            ---
BALANCE AS OF MARCH 31, 2008                              $67,140             $0

FORWARD FOREIGN CURRENCY CONTRACTS TO SELL:

                                        VALUE AT   IN EXCHANGE  NET UNREALIZED
SETTLEMENT DATE  CONTRACTS TO DELIVER  03/31/2008   FOR U.S. $   (DEPRECIATION)
---------------  --------------------  ----------  -----------  ---------------
  04/23/2008        3,530,000  EUR     $5,574,225   $5,174,980     $(399,245)
                                                                ===============
EUR - Euro Dollar

MET INVESTORS SERIES TRUST
BLACKROCK LARGE-CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES         VALUE
--------------------                                  ---------   --------------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 5.9%
General Dynamics Corp.                                   30,000   $    2,501,100
Honeywell International, Inc.                           390,000       22,003,800
L-3 Communications Holdings, Inc.                        58,900        6,440,126
Lockheed Martin Corp.                                   210,000       20,853,000
Northrop Grumman Corp.                                   10,000          778,100
Raytheon Co.                                            310,000       20,029,100
United Technologies Corp.                               360,000       24,775,200
                                                                  --------------
                                                                      97,380,426
                                                                  --------------
AIRLINES -- 0.6%
Continental Airlines, Inc. - Class B *(a)               523,500       10,066,905
                                                                  --------------
AUTO COMPONENTS -- 0.1%
Autoliv, Inc. (a)                                        40,000        2,008,000
                                                                  --------------
BIOTECHNOLOGY -- 1.2%
Biogen Idec, Inc. *                                     330,000       20,357,700
                                                                  --------------
CAPITAL MARKETS -- 1.1%
Charles Schwab Corp. (The)                              930,000       17,511,900
                                                                  --------------
CHEMICALS -- 4.7%
E.I. du Pont de Nemours & Co. (a)                       440,000       20,574,400
FMC Corp.                                                10,000          554,900
Lubrizol Corp.                                          290,000       16,097,900
Monsanto Co.                                            210,000       23,415,000
Mosaic Co. (The) *                                      170,000       17,442,000
                                                                  --------------
                                                                      78,084,200
                                                                  --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
R.R. Donnelley & Sons Co.                               150,000        4,546,500
Republic Services, Inc. (a)                             100,000        2,924,000
Robert Half International, Inc.                         140,000        3,603,600
Steelcase, Inc. - Class A (a)                           188,900        2,089,234
                                                                  --------------
                                                                      13,163,334
                                                                  --------------
COMMUNICATIONS EQUIPMENT -- 1.3%
Cisco Systems, Inc. *                                   100,000        2,409,000
Juniper Networks, Inc. *                                750,000       18,750,000
                                                                  --------------
                                                                      21,159,000
                                                                  --------------
COMPUTERS & PERIPHERALS -- 5.4%
Hewlett-Packard Co.                                     700,000       31,962,000
International Business Machines Corp.                   310,000       35,693,400
Lexmark International, Inc. - Class A *(a)               70,000        2,150,400
QLogic Corp. *                                          160,000        2,456,000
Sun Microsystems, Inc. *                              1,110,000       17,238,300
                                                                  --------------
                                                                      89,500,100
                                                                  --------------
CONSTRUCTION & ENGINEERING -- 1.1%
Fluor Corp. (a)                                         130,000       18,350,800
                                                                  --------------
CONTAINERS & PACKAGING -- 0.2%
Owens-Illinois, Inc. *                                   24,800        1,399,464
Packaging Corp. of America (a)                          110,000        2,456,300
                                                                  --------------
                                                                       3,855,764
                                                                  --------------
DIVERSIFIED CONSUMER SERVICES -- 0.8%
Apollo Group, Inc. - Class A *                          300,000       12,960,000
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES -- 1.8%
Bank of America Corp.                                   160,000        6,065,600

MET INVESTORS SERIES TRUST
BLACKROCK LARGE-CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES        VALUE
--------------------                                    -------   --------------
JPMorgan Chase & Co.                                    550,000   $   23,622,500
                                                                  --------------
                                                                      29,688,100
                                                                  --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
AT&T, Inc.                                              360,000       13,788,000
CenturyTel, Inc. (a)                                    260,000        8,642,400
                                                                  --------------
                                                                      22,430,400
                                                                  --------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.1%
Roper Industries, Inc. (a)                               40,000        2,377,600
                                                                  --------------
ENERGY EQUIPMENT & SERVICES -- 2.7%
ENSCO International, Inc.                               290,000       18,159,800
Global Industries, Ltd. *                               500,000        8,045,000
National-Oilwell Varco, Inc. *(a)                       320,000       18,681,600
                                                                  --------------
                                                                      44,886,400
                                                                  --------------
FOOD & STAPLES RETAILING -- 0.6%
Kroger Co. (The)                                        417,700       10,609,580
                                                                  --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Baxter International, Inc.                              300,000       17,346,000
Intuitive Surgical, Inc. *                               30,000        9,730,500
Kinetic Concepts, Inc. *(a)                              15,400          711,942
                                                                  --------------
                                                                      27,788,442
                                                                  --------------
HEALTH CARE PROVIDERS & SERVICES -- 8.0%
Aetna, Inc.                                             380,000       15,994,200
Coventry Health Care, Inc. *                            277,543       11,198,860
Express Scripts, Inc. *(a)                              290,000       18,652,800
Health Net, Inc. *                                      110,000        3,388,000
Humana, Inc. *                                          180,000        8,074,800
Lincare Holdings, Inc. *(a)                              80,000        2,248,800
McKesson Corp.                                          229,000       11,992,730
Medco Health Solutions, Inc. *                          460,000       20,143,400
UnitedHealth Group, Inc.                                630,000       21,646,800
WellPoint, Inc. *                                       450,000       19,858,500
                                                                  --------------
                                                                     133,198,890
                                                                  --------------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
McDonald's Corp.                                        450,000       25,096,500
                                                                  --------------
HOUSEHOLD DURABLES -- 0.4%
NVR, Inc. *(a)                                           10,000        5,975,000
                                                                  --------------
HOUSEHOLD PRODUCTS -- 1.8%
Colgate-Palmolive Co.                                    30,000        2,337,300
Procter & Gamble Co. (The)                              390,000       27,327,300
                                                                  --------------
                                                                      29,664,600
                                                                  --------------
INDUSTRIAL CONGLOMERATES -- 1.9%
General Electric Co.                                    850,000       31,458,500
                                                                  --------------
INSURANCE -- 3.9%
Allstate Corp. (The)                                    260,000       12,495,600
Chubb Corp. (The)                                       251,000       12,419,480
Hartford Financial Services Group, Inc. (The)           130,000        9,850,100
Loews Corp.                                             170,000        6,837,400
Travelers Cos., Inc. (The)                              348,600       16,680,510
W.R. Berkley Corp.                                      218,500        6,050,265
                                                                  --------------
                                                                      64,333,355
                                                                  --------------
INTERNET SOFTWARE & SERVICES -- 1.2%
eBay, Inc. *                                            690,000       20,589,600
                                                                  --------------
IT SERVICES -- 0.8%
Affiliated Computer Services, Inc. - Class A *          110,000        5,512,100

MET INVESTORS SERIES TRUST
BLACKROCK LARGE-CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES         VALUE
--------------------                                  ---------   --------------
Computer Sciences Corp. *(a)                            200,900     $  8,194,711
                                                                  --------------
                                                                      13,706,811
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Waters Corp. *                                          193,200       10,761,240
                                                                  --------------
MACHINERY -- 2.9%
AGCO Corp. *(a)                                         110,000        6,586,800
Cummins, Inc.                                           350,000       16,387,000
Deere & Co.                                             270,000       21,718,800
Gardner Denver, Inc. *                                   80,000        2,968,000
                                                                  --------------
                                                                      47,660,600
                                                                  --------------
MEDIA -- 1.5%
Walt Disney Co. (The)                                   790,000       24,790,200
                                                                  --------------
METALS & MINING -- 1.0%
Southern Copper Corp. (a)                               160,000       16,612,800
                                                                  --------------
OIL, GAS & CONSUMABLE FUELS -- 16.3%
Anadarko Petroleum Corp.                                310,000       19,539,300
Apache Corp.                                            100,000       12,082,000
Chevron Corp.                                           470,000       40,119,200
ConocoPhillips                                          420,000       32,008,200
Exxon Mobil Corp.                                       900,000       76,122,000
Marathon Oil Corp.                                      410,000       18,696,000
Noble Energy, Inc.                                      190,000       13,832,000
Occidental Petroleum Corp.                              340,000       24,877,800
Sunoco, Inc. (a)                                        290,000       15,216,300
Valero Energy Corp.                                     340,000       16,697,400
                                                                  --------------
                                                                     269,190,200
                                                                  --------------
PAPER & FOREST PRODUCTS -- 0.1%
International Paper Co.                                  70,000        1,904,000
                                                                  --------------
PHARMACEUTICALS -- 7.3%
Eli Lilly & Co.                                         450,000       23,215,500
Forest Laboratories, Inc. *                              70,000        2,800,700
Johnson & Johnson                                       530,000       34,381,100
Merck & Co., Inc.                                       640,000       24,288,000
Pfizer, Inc.                                          1,690,000       35,371,700
                                                                  --------------
                                                                     120,057,000
                                                                  --------------
ROAD & RAIL -- 0.7%
CSX Corp.                                               220,000       12,335,400
                                                                  --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.9%
Intersil Corp. - Class A                                370,000        9,497,900
KLA-Tencor Corp. (a)                                    410,000       15,211,000
NVIDIA Corp. *                                          850,000       16,821,500
Texas Instruments, Inc.                                 760,000       21,485,200
Xilinx, Inc.                                            750,000       17,812,500
                                                                  --------------
                                                                      80,828,100
                                                                  --------------
SOFTWARE -- 6.8%
Autodesk, Inc. *                                        280,000        8,814,400
BMC Software, Inc. *                                     24,900          809,748
McAfee, Inc. *                                          234,400        7,756,296
Microsoft Corp.                                       1,590,000       45,124,200
Novell, Inc. *                                          850,000        5,346,500
Oracle Corp. *                                        1,310,000       25,623,600
Symantec Corp. *                                      1,130,000       18,780,600
Synopsys, Inc. *                                         28,000          635,880
                                                                  --------------
                                                                     112,891,224
                                                                  --------------
SPECIALTY RETAIL -- 5.2%
Advance Auto Parts, Inc.                                140,000        4,767,000

MET INVESTORS SERIES TRUST
BLACKROCK LARGE-CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                       SHARES/
                                                         PAR
SECURITY DESCRIPTION                                    AMOUNT        VALUE
--------------------                                   -------   --------------
AutoZone, Inc. *(a)                                     66,000   $    7,512,780
Best Buy Co., Inc. (a)                                 460,000       19,071,600
GameStop Corp. - Class A *                             340,000       17,581,400
Gap, Inc. (The)                                        910,000       17,908,800
TJX Cos., Inc. (The)                                   560,000       18,519,200
                                                                 --------------
                                                                     85,360,780
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
NIKE, Inc. - Class B                                   290,000       19,720,000
                                                                 --------------
TOBACCO  -- 0.2%
Altria Group, Inc.                                      50,000        1,110,000
Philip Morris International, Inc. *                     50,000        2,529,000
                                                                 --------------
                                                                      3,639,000
                                                                 --------------
Total Common Stocks
   (Cost $1,645,120,877)                                          1,651,952,451
                                                                 --------------

ESCROWED SHARES -- 0.0%
COMPUTERS & PERIPHERALS -- 0.0%
ESC Seagate Technology (b)
     (Cost -- $0)                                       27,200               27
                                                                 --------------
SHORT-TERM INVESTMENTS -- 5.9%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.250% to be
   repurchased at $7,376,256 on 04/01/08
   collateralized by $7,525,000 U.S. Treasury Bill
   at 1.012% due 04/10/08 with a value of
   $7,525,000.                                    $  7,376,000        7,376,000
State Street Navigator Securities Lending Prime
   Portfolio (c)                                    89,727,759       89,727,759
                                                                 --------------
Total Short-Term Investments
   (Cost $97,103,759)                                                97,103,759
                                                                 --------------
TOTAL INVESTMENTS -- 105.7% (Cost $1,742,224,636#)                1,749,056,237
                                                                 --------------
Other Assets and Liabilities (net) -- (5.7)%                        (93,932,322)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,655,123,915
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $143,871,153 and $137,039,552 respectively, resulting in a net unrealized appreciation of $6,831,601.
(a)  All or a portion of security is on loan.
(b)  Illiquid securities representing in the aggregate $27 of net assets.
(c) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $1,659,328,451          $0
Level 2 - Other Significant Observable Inputs                0           0
Level 3 - Significant Unobservable Inputs                   27           0
                                                --------------   ---------------
TOTAL                                           $1,659,328,478          $0

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                INVESTMENTS IN   OTHER FINANCIAL
                                                  SECURITIES       INSTRUMENTS*
                                                --------------   ---------------
BALANCE AS OF DECEMBER 31, 2007                       $27               $0
   Accrued discounts/premiums                           0                0
   Realized Gain (Loss)                                 0                0
   Change in unrealized appreciation
   (depreciation)                                       0                0
   Net Purchases (Sales)                                0                0
   Transfers In (Out) of Level 3                        0                0
                                                --------------   ---------------
BALANCE AS OF MARCH 31, 2008                          $27               $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
CYCLICAL GROWTH AND INCOME ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

                                                           SHARES/
                                                            PAR
SECURITY DESCRIPTION                                       AMOUNT       VALUE
--------------------                                      --------  ------------
INVESTMENT COMPANY SECURITIES -- 96.0%
iShares Dow Jones U.S. Energy Sector
   Index Fund (a)                                          26,200   $  3,369,058
iShares Dow Jones U.S. Financial Sector
   Index Fund (a)                                         147,100     12,010,715
iShares Dow Jones U.S. Technology Sector
   Index Fund (a)                                         149,500      7,851,740
iShares Dow Jones U.S. Telecommunications Sector
   Index Fund (a)                                         150,400      3,514,848
iShares Lehman 1-3 Year Treasury Bond Fund (a)            485,700     40,915,368
iShares MSCI EAFE Index Fund                              249,900     17,967,810
iShares S&P 500 Index Fund (a)                            338,600     44,722,288
iShares S&P MidCap 400 Growth Index Fund (a)               21,000      1,711,710
iShares S&P MidCap 400 Index Fund (a)                     267,300     20,771,883
Vanguard Consumer Discretionary VIPERs (a)                 90,000      4,414,500
Vanguard Consumer Staples VIPERs (a)                      189,500     13,050,865
Vanguard Health Care ETF                                  251,500     13,495,490
Vanguard Industrials VIPERs                               128,300      8,884,775
Vanguard REIT ETF                                         180,100     11,351,703
Vanguard Total Bond Market ETF                            117,200      9,158,008
Vanguard Utilities ETF (a)                                 26,600      2,087,568
                                                                    ------------
Total Investment Company Securities
   (Cost $214,651,949)                                               215,278,329
                                                                    ------------
SHORT-TERM INVESTMENTS -- 25.3%
Metropolitan Series Fund, Inc.: BlackRock Money
   Market Portfolio **                                     5,039        503,935
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/08 at 1.250% to be repurchased at
   $9,115,316 on 04/01/08 collateralized by
   $8,030,000 U.S. Treasury Bond at 5.375% due
   02/15/2031 with a value of $9,299,448.            $  9,115,000     9,115,000
State Street Navigator Securities Lending Prime
   Portfolio (b)                                       47,278,360    47,278,360
                                                                   ------------
Total Short-Term
   Investments
   (Cost $56,897,295)                                                56,897,295
                                                                   ------------
TOTAL INVESTMENTS -- 121.3% (Cost $271,549,244#)                    272,175,624
                                                                   ------------
Other Assets and Liabilities (net) -- (21.3)%                       (47,863,052)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $224,312,572
                                                                   ============

PORTFOLIO FOOTNOTES
**   Affiliated Issuer.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $5,671,658 and $5,045,278 respectively, resulting in a net unrealized appreciation of $626,380.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $224,897,264          $0
Level 2 - Other Significant Observable Inputs                0           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                --------------   ---------------
TOTAL                                             $224,897,264          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
CYCLICAL GROWTH ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

                                                         SHARES/
                                                           PAR
SECURITY DESCRIPTION                                     AMOUNT         VALUE
--------------------                                   ----------   ------------
INVESTMENT COMPANY SECURITIES -- 95.0%
iShares Dow Jones U.S. Energy Sector
    Index Fund (a)                                         34,500   $  4,436,355
iShares Dow Jones U.S. Financial Sector
    Index Fund (a)                                        181,000     14,778,650
iShares Dow Jones U.S. Technology Sector
    Index Fund (a)                                        190,000      9,978,800
iShares Dow Jones U.S. Telecommunications Sector
    Index Fund (a)                                        172,500      4,031,325
iShares MSCI EAFE Index Fund                              426,000     30,629,400
iShares S&P 500 Index Fund (a)                            365,657     48,295,976
iShares S&P MidCap 400 Growth Index Fund (a)               26,400      2,151,864
iShares S&P MidCap 400 Index Fund (a)                     331,500     25,760,865
SPDR Trust Series 1 (a)                                    88,000     11,613,360
Vanguard Consumer Discretionary VIPERs                    117,900      5,782,995
Vanguard Consumer Staples VIPERs (a)                      243,800     16,790,506
Vanguard Health Care ETF                                  307,000     16,473,620
Vanguard Industrials VIPERs                               160,000     11,080,000
Vanguard REIT ETF                                         189,700     11,956,791
Vanguard Utilities ETF (a)                                 34,700      2,723,256
                                                                    ------------
Total Investment Company Securities
   (Cost $216,837,862)                                               216,483,763
                                                                    ------------
SHORT-TERM INVESTMENTS -- 18.2%
Metropolitan Series Fund, Inc.: BlackRock
    Money Market Portfolio **                               3,247       324,743
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/08 at 1.250% to be repurchased at
   $11,559,401 on 04/01/08 collateralized by
   $11,245,000 FHLB at 4.3750% due 09/17/10 with
   a value of $11,791,237.                            $11,559,000    11,559,000
State Street Navigator Securities Lending Prime
   Portfolio (b)                                       29,745,536    29,745,536
                                                                   ------------
Total Short-Term Investments
   (Cost $41,629,279)                                                41,629,279
                                                                   ------------
TOTAL INVESTMENTS -- 113.2% (Cost $258,467,141#)                    258,113,042
                                                                   ------------
Other Assets and Liabilities (net) -- (13.2)%                       (30,179,687)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $227,933,355
                                                                   ============

PORTFOLIO FOOTNOTES
**   Affiliated Issuer.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $6,961,002 and $7,315,101 respectively, resulting in a net unrealized depreciation of $354,099.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                ---------------  ---------------
Level 1 - Quoted Prices                           $228,367,506                $0
Level 2 - Other Significant Observable Inputs                0                 0
Level 3 - Significant Unobservable Inputs                    0                 0
                                                ---------------  ---------------
TOTAL                                             $228,367,506                $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
DREMAN SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------                                     -------   ------------
COMMON STOCKS -- 94.3%
AEROSPACE & DEFENSE -- 2.5%
Curtiss-Wright Corp.                                      64,650   $  2,681,682
DRS Technologies, Inc.                                    55,150      3,214,142
                                                                   ------------
                                                                      5,895,824
                                                                   ------------
AIR FREIGHT & LOGISTICS -- 0.4%
ABX Air, Inc. *(a)                                       320,350        941,829
                                                                   ------------
AUTO COMPONENTS -- 1.1%
Tenneco, Inc. *                                           92,700      2,590,038
                                                                   ------------
CAPITAL MARKETS -- 1.9%
Waddell & Reed Financial, Inc. - Class A                 138,300      4,443,579
                                                                   ------------
CHEMICALS -- 2.4%
Hercules, Inc.                                           141,450      2,587,120
OM Group, Inc. *(a)                                       55,050      3,002,427
                                                                   ------------
                                                                      5,589,547
                                                                   ------------
COMMERCIAL BANKS -- 5.6%
Boston Private Financial Holdings, Inc. (a)              102,250      1,082,828
City Holding Co.                                          62,350      2,487,765
Columbia Banking System, Inc. (a)                         88,800      1,987,344
FirstMerit Corp. (a)                                     127,950      2,643,447
MB Financial, Inc. (a)                                    82,550      2,540,889
Sterling Financial Corp.(a)                               76,450      1,193,384
UCBH Holdings, Inc. (a)                                  159,300      1,236,168
                                                                   ------------
                                                                     13,171,825
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.1%
Ennis, Inc. (a)                                          113,950      1,912,081
HNI Corp. (a)                                             58,500      1,573,065
Kelly Services, Inc.                                      69,450      1,427,892
                                                                   ------------
                                                                      4,913,038
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.3%
Arris Group, Inc. *(a)                                   144,150        838,953
CommScope, Inc. *(a)                                      61,400      2,138,562
                                                                   ------------
                                                                      2,977,515
                                                                   ------------
COMPUTERS & PERIPHERALS -- 0.9%
Stec, Inc. *(a)                                          342,362      2,119,221
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 1.2%
EMCOR Group, Inc. *                                       53,350      1,184,904
URS Corp. *                                               48,400      1,582,196
                                                                   ------------
                                                                      2,767,100
                                                                   ------------
CONTAINERS & PACKAGING -- 0.4%
Myers Industrials, Inc. (a)                               75,900        996,567
                                                                   ------------
DIVERSIFIED CONSUMER SERVICES -- 0.8%
Regis Corp.                                               65,900      1,811,591
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Financial Federal Corp. (a)                               80,200      1,749,162
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.2%
Alaska Communications Systems Group, Inc. (a)            194,600      2,381,904
Iowa Telecommunications Services, Inc. (a)               150,200      2,663,046
                                                                   ------------
                                                                      5,044,950
                                                                   ------------
ELECTRIC UTILITIES -- 2.2%
Allete, Inc. (a)                                          60,350      2,330,717

MET INVESTORS SERIES TRUST
DREMAN SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------                                     -------   ------------
IDACORP, Inc. (a)                                         88,800   $  2,851,368
                                                                   ------------
                                                                      5,182,085
                                                                   ------------
ELECTRICAL EQUIPMENT -- 1.8%
General Cable Corp. *(a)                                  30,050      1,775,054
Regal-Beloit Corp. (a)                                    65,750      2,408,422
                                                                   ------------
                                                                      4,183,476
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
Anixter International, Inc. *(a)                          48,400      3,099,536
Park Electrochemical Corp. (a)                            86,068      2,224,858
                                                                   ------------
                                                                      5,324,394
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 5.0%
Atwood Oceanics, Inc. *                                   24,300      2,228,796
Hercules Offshore, Inc. *                                101,650      2,553,448
Hornbeck Offshore Services, Inc. *(a)                     52,630      2,403,612
Key Energy Services, Inc. *                              164,800      2,211,616
Superior Energy Services, Inc. *                          56,300      2,230,606
                                                                   ------------
                                                                     11,628,078
                                                                   ------------
FOOD & STAPLES RETAILING -- 3.6%
Nash Finch Co. (a)                                        67,650      2,298,747
Ruddick Corp.                                            100,450      3,702,587
Weis Markets, Inc.                                        72,800      2,509,416
                                                                   ------------
                                                                      8,510,750
                                                                   ------------
FOOD PRODUCTS -- 5.1%
Del Monte Foods Co.                                      263,300      2,509,249
J.M. Smucker Co. (The)                                    55,150      2,791,141
Pilgrim's Pride Corp. (a)                                 62,500      1,264,375
Ralcorp Holdings, Inc. *(a)                               49,700      2,890,055
Sanderson Farms, Inc. (a)                                 65,300      2,482,053
                                                                   ------------
                                                                     11,936,873
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
Cooper Cos., Inc. (The) (a)                               62,100      2,138,103
Syneron Medical, Ltd. *(a)                                94,800      1,379,340
                                                                   ------------
                                                                      3,517,443
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.3%
Amedisys, Inc. *(a)                                       89,050      3,503,227
Amsurg Corp. *(a)                                        121,700      2,881,856
Apria Healthcare Group, Inc. *                            97,100      1,917,725
Healthspring, Inc. *                                     140,200      1,974,016
LifePoint Hospitals, Inc. *(a)                            72,950      2,003,936
                                                                   ------------
                                                                     12,280,760
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
International Speedway Corp. - Class A                    56,900      2,344,280
Ruby Tuesday, Inc. (a)                                    77,302        579,765
                                                                   ------------
                                                                      2,924,045
                                                                   ------------
HOUSEHOLD DURABLES -- 0.9%
Helen of Troy, Ltd. *(a)                                 118,850      1,993,115
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 2.4%
Walter Industries, Inc.                                   89,300      5,592,859
                                                                   ------------
INSURANCE -- 8.9%
Argo Group International Holdings, Ltd. *                 56,041      1,990,576
Endurance Specialty Holdings, Ltd.                        59,850      2,190,510
Hanover Insurance Group, Inc. (The)                       62,900      2,587,706
Hilb Rogal & Hobbs Co.                                    66,800      2,102,196
IPC Holdings, Ltd.                                        95,750      2,681,000

MET INVESTORS SERIES TRUST
DREMAN SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     -------   ------------
Platinum Underwriters Holdings, Ltd.                      66,850   $  2,169,951
Safety Insurance Group, Inc.                              71,700      2,447,121
StanCorp Financial Group, Inc.                            46,650      2,225,672
United Fire & Casualty Co. (a)                            64,350      2,406,690
                                                                   ------------
                                                                     20,801,422
                                                                   ------------
MACHINERY -- 4.0%
Barnes Group, Inc. (a)                                   105,450      2,420,078
Blout International, Inc. *(a)                           240,700      2,977,459
Kennametal, Inc.                                          83,650      2,461,819
Mueller Water Products, Inc. (a)                         167,500      1,370,150
                                                                   ------------
                                                                      9,229,506
                                                                   ------------
MEDIA -- 1.1%
Dreamworks Animation SKG, Inc. - Class A *                96,400      2,485,192
                                                                   ------------
METALS & MINING -- 5.1%
Century Aluminum Co. *(a)                                 60,050      3,977,712
Iamgold Corp.                                            276,000      2,023,080
PAN American Silver Corp. *                              117,950      4,525,741
RTI International Metals, Inc. *(a)                       29,300      1,324,653
                                                                   ------------
                                                                     11,851,186
                                                                   ------------
MULTI-UTILITIES -- 2.3%
Integrys Energy Group, Inc.                               54,900      2,560,536
Vectren Corp. (a)                                        102,250      2,743,368
                                                                   ------------
                                                                      5,303,904
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 4.8%
Parallel Petroleum Corp. *(a)                            123,850      2,423,745
Petrohawk Energy Corp. *(a)                              142,000      2,864,140
Petroquest Energy, Inc. *(a)                             140,475      2,435,836
St. Mary Land & Exploration Co.                           68,700      2,644,950
Uranium Resources, Inc. *(a)                             148,029        886,694
                                                                   ------------
                                                                     11,255,365
                                                                   ------------
PHARMACEUTICALS -- 1.0%
Sciele Pharma, Inc. *                                    114,950      2,241,525
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.2%
American Financial Realty Trust                          216,950      1,722,583
Ashford Hospitality Trust, Inc. (a)                      189,650      1,077,212
                                                                   ------------
                                                                      2,799,795
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.1%
MKS Instruments, Inc. *                                  116,450      2,492,030
                                                                   ------------
SOFTWARE -- 2.4%
Jack Henry & Associates, Inc.                             97,900      2,415,193
Sybase, Inc. *                                           118,150      3,107,345
                                                                   ------------
                                                                      5,522,538
                                                                   ------------
SPECIALTY RETAIL -- 2.5%
Aaron Rents, Inc. (a)                                     90,350      1,946,139
Men's Wearhouse, Inc. (The) (a)                           56,650      1,318,245
Penske Automotive Group, Inc. (a)                        138,050      2,686,453
                                                                   ------------
                                                                      5,950,837
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
Hanesbrands, Inc. *                                      106,500      3,109,800
                                                                   ------------
TOBACCO -- 2.8%
Universal Corp. (a)                                       56,450      3,699,169
Vector Group, Ltd. (a)                                   163,639      2,878,410
                                                                   ------------
                                                                      6,577,579
                                                                   ------------

MET INVESTORS SERIES TRUST
DREMAN SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                       SHARES/
                                                         PAR
SECURITY DESCRIPTION                                    AMOUNT         VALUE
--------------------                                 -----------   ------------
TRADING COMPANIES & DISTRIBUTORS -- 1.0%
GATX Corp.                                                58,200   $  2,273,874
                                                                   ------------
Total Common Stocks
   (Cost $238,648,421)                                              219,980,217
                                                                   ------------
SHORT-TERM INVESTMENTS -- 38.4%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.250% to be
   repurchased at $26,809,931 on 04/01/08
   collateralized by $27,350,000 U.S.
   Treasury Bill at 1.012% due 04/10/08
   with a value of $27,350,000.                      $26,809,000     26,809,000
State Street Navigator Securities Lending Prime
   Portfolio (b)                                      62,680,276     62,680,276
                                                                   ------------
Total Short-Term Investments
   (Cost $89,489,276)                                                89,489,276
                                                                   ------------
TOTAL INVESTMENTS -- 132.7% (Cost $328,137,697#)                    309,469,493
                                                                   ------------
Other Assets and Liabilities (net) -- (32.7)%                       (76,230,968)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $233,238,525
                                                                   ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $10,908,767 and $29,576,971 respectively, resulting in a net unrealized depreciation of $18,668,204.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                          $246,789,217           $0
Level 2 - Other Significant Observable Inputs               0            0
Level 3 - Significant Unobservable Inputs                   0            0
                                                 ------------           --
Total                                            $246,789,217           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
COMMON STOCKS -- 97.7%
AEROSPACE & DEFENSE -- 0.8%
Alliant Techsystems, Inc. *(a)                               27,371 $ 2,833,720
Rockwell Collins, Inc.                                       28,097   1,605,743
                                                                    -----------
                                                                      4,439,463
                                                                    -----------
AIRLINES -- 0.3%
Southwest Airlines Co.                                      109,830   1,361,892
                                                                    -----------
AUTO COMPONENTS -- 2.2%
BorgWarner, Inc. (a)                                         70,684   3,041,532
Johnson Controls, Inc.                                      208,891   7,060,516
Tenneco, Inc. *(a)                                           61,268   1,711,828
                                                                    -----------
                                                                     11,813,876
                                                                    -----------
BEVERAGES -- 0.4%
Coca-Cola Enterprises, Inc.                                  97,299   2,354,636
                                                                    -----------
BUILDING PRODUCTS -- 0.6%
Lennox International, Inc.                                   82,381   2,963,245
                                                                    -----------
CAPITAL MARKETS -- 2.2%
Lazard, Ltd. - Class A (a)                                   42,261   1,614,370
Legg Mason, Inc.                                             56,914   3,186,046
Northern Trust Corp.                                        105,093   6,985,532
                                                                    -----------
                                                                     11,785,948
                                                                    -----------
CHEMICALS -- 3.2%
Albemarle Corp. (a)                                         107,428   3,923,271
Celanese Corp.                                              113,194   4,420,226
CF Industries Holdings, Inc.                                 32,340   3,351,071
Rockwood Holdings, Inc. *                                    80,607   2,641,491
Rohm & Haas Co. (a)                                          51,580   2,789,446
                                                                    -----------
                                                                     17,125,505
                                                                    -----------
COMMERCIAL BANKS -- 4.5%
Comerica, Inc.                                              142,980   5,015,738
Commerce Bancshares, Inc. (a)                                99,917   4,199,512
Keycorp                                                     201,173   4,415,747
M&T Bank Corp. (a)                                           46,495   3,741,918
Synovus Financial Corp. (a)                                 210,290   2,325,807
Webster Financial Corp.                                     158,101   4,406,275
                                                                    -----------
                                                                     24,104,997
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.8%
Allied Waste Industries, Inc. *                             722,327   7,808,355
Monster Worldwide, Inc. *                                    78,386   1,897,725
                                                                    -----------
                                                                      9,706,080
                                                                    -----------
COMPUTERS & PERIPHERALS -- 1.8%
Lexmark International, Inc. - Class A *                      53,626   1,647,391
Seagate Technology                                          384,326   8,047,786
                                                                    -----------
                                                                      9,695,177
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.7%
Chicago Bridge & Iron Co. N.V.                               40,879   1,604,092
KBR, Inc.                                                    77,670   2,153,789
                                                                    -----------
                                                                      3,757,881
                                                                    -----------
CONSUMER FINANCE -- 0.5%
SLM Corp. *(a)                                              156,150   2,396,903
                                                                    -----------
CONTAINERS & PACKAGING -- 0.1%
Temple-Inland, Inc. (a)                                      52,770     671,234
                                                                    -----------

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                        ------- -----------
DIVERSIFIED CONSUMER SERVICES -- 1.2%
H&R Block, Inc.                                             309,112 $ 6,417,165
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
CIT Group, Inc.                                             127,146   1,506,680
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
Cincinnati Bell, Inc. *                                     389,733   1,660,262
Embarq Corp.                                                123,887   4,967,869
                                                                    -----------
                                                                      6,628,131
                                                                    -----------
ELECTRIC UTILITIES -- 11.3%
American Electric Power Co., Inc.                           133,201   5,545,158
DPL, Inc. (a)                                               346,812   8,892,260
Edison International                                        182,649   8,953,454
Entergy Corp.                                               138,946  15,156,230
FirstEnergy Corp.                                           112,531   7,721,877
PPL Corp.                                                   298,258  13,696,007
                                                                    -----------
                                                                     59,964,986
                                                                    -----------
ELECTRICAL EQUIPMENT & SERVICES -- 0.5%
Cooper Industries, Ltd. - Class A                            64,923   2,606,658
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
Amphenol Corp. - Class A                                    368,069  13,710,570
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 3.0%
Oil States International, Inc. *(a)                          87,338   3,913,616
Smith International, Inc.                                    65,580   4,212,203
W-H Energy Services, Inc. *(a)                              111,546   7,679,942
                                                                    -----------
                                                                     15,805,761
                                                                    -----------
FOOD & STAPLES RETAILING -- 2.2%
Safeway, Inc.                                               116,928   3,431,837
SUPERVALU, Inc.                                             284,317   8,523,823
                                                                    -----------
                                                                     11,955,660
                                                                    -----------
FOOD PRODUCTS -- 2.1%
Campbell Soup Co.                                            78,480   2,664,396
ConAgra Foods, Inc.                                         223,112   5,343,532
General Mills, Inc.                                          50,260   3,009,569
                                                                    -----------
                                                                     11,017,497
                                                                    -----------
GAS UTILITIES -- 1.1%
Equitable Resources, Inc.                                   101,378   5,971,164
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
Edwards Lifesciences Corp. *(a)                             102,856   4,582,235
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
Coventry Health Care, Inc. *                                 27,523   1,110,553
Health Net, Inc. *                                           29,926     921,721
Laboratory Corporation of America Holdings *(a)             102,120   7,524,201
                                                                    -----------
                                                                      9,556,475
                                                                    -----------
HEALTH CARE TECHNOLOGY -- 0.8%
IMS Health, Inc.                                            208,092   4,372,013
                                                                    -----------
HOUSEHOLD DURABLES -- 3.2%
Fortune Brands, Inc.                                         82,940   5,764,330
M.D.C. Holdings, Inc.                                        27,700   1,212,983
Newell Rubbermaid, Inc.                                     327,066   7,479,999
NVR, Inc. *                                                   3,900   2,330,250
                                                                    -----------
                                                                     16,787,562
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.9%
Clorox Co.                                                  153,262   8,680,760

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------- -----------
Energizer Holdings, Inc. *                                   14,240 $ 1,288,435
                                                                    -----------
                                                                      9,969,195
                                                                    -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Constellation Energy Group, Inc.                             26,592   2,347,276
                                                                    -----------
INSURANCE -- 9.0%
Assurant, Inc.                                               80,570   4,903,490
Everest Reinsurance Group, Ltd.                              71,436   6,395,665
Genworth Financial, Inc. - Class A                          180,600   4,088,784
Lincoln National Corp.                                       68,370   3,555,240
PartnerRe, Ltd.                                              65,924   5,030,001
Philadelphia Consolidated Holding Corp. *                    99,009   3,188,090
Principal Financial Group, Inc.                              52,530   2,926,972
RenaissanceRe Holdings, Ltd.                                 48,272   2,505,800
Torchmark Corp.                                              45,295   2,722,682
Unum Group                                                  186,623   4,107,572
W.R. Berkley Corp.                                           93,180   2,580,154
Willis Group Holdings, Ltd.                                 127,090   4,271,495
XL Capital, Ltd. - Class A                                   50,021   1,478,121
                                                                    -----------
                                                                     47,754,066
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Mattel, Inc.                                                168,595   3,355,040
                                                                    -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.9%
PerkinElmer, Inc.                                           192,470   4,667,397
                                                                    -----------
MACHINERY -- 1.8%
Eaton Corp.                                                  60,700   4,835,969
Parker Hannifin Corp.                                        71,163   4,929,461
                                                                    -----------
                                                                      9,765,430
                                                                    -----------
MEDIA -- 1.5%
Cablevision Systems Corp. *                                 198,710   4,258,355
Charter Communications, Inc. - Class A *(a)               1,239,449   1,056,011
DISH Network Corp. - Class A *                               92,340   2,652,928
                                                                    -----------
                                                                      7,967,294
                                                                    -----------
METALS & MINING -- 2.6%
Steel Dynamics, Inc. (a)                                    157,004   5,187,412
United States Steel Corp.                                    67,150   8,519,321
                                                                    -----------
                                                                     13,706,733
                                                                    -----------
MULTI-UTILITIES -- 3.0%
CMS Energy Corp. (a)                                        104,838   1,419,506
PG&E Corp.                                                  184,384   6,789,019
SCANA Corp.                                                  14,141     517,278
Sempra Energy                                                52,000   2,770,560
Wisconsin Energy Corp.                                      105,635   4,646,884
                                                                    -----------
                                                                     16,143,247
                                                                    -----------
MULTILINE RETAIL -- 0.8%
J.C. Penney Co., Inc.                                       116,244   4,383,561
                                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 12.1%
Hess Corp.                                                  213,641  18,838,863
Petroleum Development Corp. *                                11,640     806,303
Quicksilver Resources, Inc. *                               167,760   6,128,273
Range Resources Corp.                                       327,722  20,793,961
Williams Cos., Inc. (The)                                   537,392  17,723,188
                                                                    -----------
                                                                     64,290,588
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 6.2%
Annaly Capital Management, Inc.                             166,000   2,543,120
Apartment Investment & Management Co. - Class A (a)         190,393   6,817,973

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                        SHARES/
                                                          PAR
SECURITY DESCRIPTION                                    AMOUNT        VALUE
--------------------                                  ----------- ------------
Camden Property Trust (a)                                  53,155 $  2,668,381
DCT Industrial Trust, Inc. (a)                            312,887    3,116,354
Highwoods Properties, Inc.                                132,737    4,124,139
Liberty Property Trust                                      7,851      244,245
Pennsylvania Real Estate Investment Trust (a)             153,856    3,752,548
Realty Income Corp. (a)                                    19,880      509,326
Vornado Realty Trust                                      105,043    9,055,757
                                                                  ------------
                                                                    32,831,843
                                                                  ------------
ROAD & RAIL -- 1.2%
Landstar System, Inc.                                      46,870    2,444,739
Ryder System, Inc.                                         61,295    3,733,479
                                                                  ------------
                                                                     6,178,218
                                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.4%
Tessera Technologies, Inc. *                              100,506    2,090,525
                                                                  ------------
SOFTWARE -- 2.1%
Activision, Inc. *                                        211,952    5,788,409
Intuit, Inc. *                                            192,540    5,200,506
                                                                  ------------
                                                                    10,988,915
                                                                  ------------
SPECIALTY RETAIL -- 0.5%
Ross Stores, Inc.                                          84,018    2,517,179
                                                                  ------------
THRIFTS & MORTGAGE FINANCE -- 0.6%
Hudson City Bancorp, Inc. (a)                             189,673    3,353,419
                                                                  ------------
TOBACCO -- 0.8%
Loews Corp. - Carolina Group                               28,321    2,054,689
Reynolds American, Inc. (a)                                32,742    1,932,760
                                                                  ------------
                                                                     3,987,449
                                                                  ------------
Total Common Stocks
   (Cost $527,381,165)                                             519,356,769
                                                                  ------------
SHORT-TERM INVESTMENTS -- 15.2%
State Street Bank & Trust Co., Repurchase Agreement,
  dated 03/31/08 at 1.250% to be repurchased at
  $12,368,429 on 04/01/08 collateralized by
  $12,620,000 FNMA at 2.330 % due 09/03/09 with a
  value of $12,620,000.                               $12,368,000   12,368,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                        68,130,790   68,130,790
                                                                  ------------
Total Short-Term Investments (Cost $80,498,790)                     80,498,790
                                                                  ------------
TOTAL INVESTMENTS -- 112.9% (Cost $607,879,955#)                   599,855,559
                                                                  ------------
Other Assets and Liabilities (net) -- (12.9)%                      (68,338,232)
                                                                  ------------
TOTAL NET ASSETS -- 100.0%                                        $531,517,327
                                                                  ============

Portfolio Footnotes:
*      Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $44,870,124 and $52,894,520 respectively, resulting in a net unrealized depreciation of $8,024,396.
(a)    All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FNMA - Federal National Mortgage Association

FAS 157 VALUATION DISCLOSURE
___________________________

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                SECURITIES    INSTRUMENTS*
  ----------------                              -------------- ---------------
  Level 1 - Quoted Prices                        $531,724,769        $0
  Level 2 - Other Significant Observable Inputs             0         0
  Level 3 - Significant Unobservable Inputs                 0         0
                                                 ------------        --
  TOTAL                                          $531,724,769        $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES         VALUE
--------------------                                 ---------   --------------
COMMON STOCKS -- 97.4%
CANADA -- 0.4%
Canadian National Railway Company (a)                  187,900   $    9,101,935
                                                                 --------------
FRANCE -- 11.6%
BNP Paribas (a)                                        652,100       65,964,746
LVMH Moet Hennessy Louis Vuitton S.A. (a)              390,400       43,566,116
Neopost S.A. (a)                                        70,100        7,885,322
Publicis Groupe (a)                                  1,997,300       76,466,294
Societe Television Francaise 1 (a)                   2,991,600       65,845,741
                                                                 --------------
                                                                    259,728,219
                                                                 --------------
GERMANY -- 10.9%
Allianz SE (a)                                         216,500       42,971,406
Bayerische Motoren Werke (BMW) AG (a)                1,308,100       72,299,309
Daimler AG (a)                                         623,400       53,310,137
Hannover Rueckversicherung AG                          305,100       15,909,751
SAP AG (a)                                           1,221,900       60,769,320
                                                                 --------------
                                                                    245,259,923
                                                                 --------------
IRELAND -- 5.8%
Bank of Ireland (a)                                  5,401,000       80,489,949
Experian Group, Ltd.                                 6,827,400       49,742,013
                                                                 --------------
                                                                    130,231,962
                                                                 --------------
ISRAEL -- 0.2%
Orbotech, Ltd. *(a)                                    265,000        4,860,100
                                                                 --------------
ITALY -- 1.7%
Bulgari S.p.A. (a)                                     737,000        8,553,429
Luxottica Group S.p.A. (a)                           1,141,200       28,768,334
                                                                 --------------
                                                                     37,321,763
                                                                 --------------
JAPAN -- 15.3%
Canon, Inc.                                            624,400       28,885,680
Daiwa Securities Group, Inc.                         6,765,800       58,798,938
Honda Motor Co., Ltd. (a)                            1,601,800       45,830,261
Meitec Corp. (a)                                       432,800       13,110,066
Nomura Holdings, Inc.                                4,712,400       70,772,118
OMRON Corp.                                          3,151,400       65,285,124
Rohm Co., Ltd. (a)                                     997,798       61,850,100
                                                                 --------------
                                                                    344,532,287
                                                                 --------------
MEXICO -- 1.8%
Grupo Televisa S.A.  (ADR) (a)                       1,646,600       39,913,584
                                                                 --------------
NETHERLANDS -- 1.4%
ASML Holding N.V. *                                  1,279,900       31,506,334
                                                                 --------------
SOUTH KOREA -- 3.1%
Kookmin Bank                                           244,170       13,715,588
Samsung Electronics Co., Ltd.                           89,600       56,937,047
                                                                 ---------------
                                                                     70,652,635
                                                                 --------------
SPAIN -- 2.5%
Gestevision Telecinco S.A. (a)                       2,707,100       55,145,572
                                                                 --------------
SWITZERLAND -- 18.8%
Adecco S.A.                                          1,334,800       77,226,756
Compagnie Financiere Richemont S.A.                    805,100       45,250,547
Credit Suisse Group                                  2,084,300      106,158,702
Geberit AG                                             185,116       27,606,985
Novartis AG                                          1,653,600       84,867,712
Swatch Group AG                                         83,300       22,284,030

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                      SHARES/
                                                        PAR
SECURITY DESCRIPTION                                  AMOUNT         VALUE
--------------------                              ------------   --------------
UBS AG (a)                                           2,066,600   $   60,201,921
                                                                 --------------
                                                                    423,596,653
                                                                 --------------
UNITED KINGDOM -- 23.9%
Barclays Plc                                         7,153,100       64,791,898
British Sky Broadcasting Group Plc                   4,143,800       45,942,512
Cadbury Schweppes Plc                                4,057,700       44,588,333
Diageo Plc                                           1,093,800       22,061,825
G4S Plc                                              5,006,500       22,635,570
GlaxoSmithKline Plc                                  3,969,000       84,145,859
HSBC Holdings Plc                                    3,202,300       52,765,488
Johnston Press Plc (a)                               5,263,859       12,956,755
Lloyds TSB Group Plc                                 6,048,300       54,286,963
Schroders Plc                                        2,601,602       48,444,442
Signet Group Plc                                    51,251,200       62,824,974
Trinity Mirror Plc                                   3,846,400       22,525,977
                                                                 --------------
                                                                    537,970,596
                                                                 --------------
Total Common Stocks
   (Cost $2,445,879,367)                                          2,189,821,563
                                                                 --------------
SHORT-TERM INVESTMENTS -- 14.4%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.250% to be
   repurchased at $69,628,418 on 04/01/08
   collateralized by $61,325,000 U.S. Treasury
   Bond at 5.375% due 02/15/31 with a value of
   $71,019,761.                                   $ 69,626,000       69,626,000
State Street Navigator Securities Lending Prime
   Portfolio (b)                                   253,849,745      253,849,745
                                                                 --------------
Total Short-Term Investments
   (Cost $323,475,745)                                              323,475,745
                                                                 --------------
TOTAL INVESTMENTS -- 111.8% (Cost $2,769,355,112#)                2,513,297,308
                                                                 --------------
Other Assets and Liabilities (net) -- (11.8)%                      (265,054,289)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $2,248,243,019
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $50,161,890 and $306,219,694 respectively, resulting in a net unrealized depreciation of $256,057,804.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

Summary of Total Foreign Securities by Industry Classification
3/31/2008

                                                         PERCENT OF
INDUSTRY                                   VALUE (000)   NET ASSETS
-------------------------------------------------------------------
Automobiles                                 $  171,440        7.6%
Beverages                                       22,062        1.0%
Building Products                               27,607        1.2%
Capital Markets                                344,376       15.3%
Commercial Banks                               332,015       14.8%
Commercial Services & Supplies                 162,714        7.3%
Electronic Equipment & Instruments              70,145        3.1%
Food Products                                   44,588        2.0%
Insurance                                       58,881        2.6%
Media                                          318,796       14.2%
Office Electronics                              36,771        1.6%
Pharmaceuticals                                169,014        7.5%
Road & Rail                                      9,102        0.4%
Semiconductors & Semiconductor Equipment       150,294        6.7%
Software                                        60,769        2.7%
Specialty Retail                                62,825        2.8%
Textiles, Apparel & Luxury Goods               148,423        6.6%
                                            ----------       ----
                                            $2,189,822       97.4%
                                            ==========       ====

FORWARD FOREIGN CURRENCY CONTRACTS TO SELL:

                                                                   NET UNREALIZED
                                         VALUE AT     IN EXCHANGE   APPRECIATION/
SETTLEMENT DATE  CONTRACTS TO DELIVER   03/31/2008     FOR U.S. $  (DEPRECIATION)
---------------  --------------------  ------------  ------------  -------------
  05/09/2008        95,650,000 CHF     $ 96,416,486  $ 85,219,173  $(11,197,313)
  05/23/2008        47,300,000 CHF       47,677,148    43,068,910    (4,608,238)
  08/29/2008        58,800,000 CHF       59,209,900    55,204,529    (4,005,371)
  03/19/2009        41,200,000 CHF       41,371,435    41,579,202       207,767
  05/23/2008        42,000,000 EUR       66,228,297    62,193,600    (4,034,697)
  02/27/2009        86,600,000 EUR      134,585,886   128,808,840    (5,777,046)
  03/31/2009        94,500,000 EUR      146,637,120   146,242,530      (394,590)
  04/04/2008        80,500,000 GBP      159,790,468   163,608,200     3,817,732
  04/21/2008        70,400,000 GBP      139,570,620   142,660,320     3,089,700
  07/08/2008        41,600,000 GBP       81,952,084    81,910,400       (41,684)
  07/22/2008        31,500,000 GBP       61,983,687    61,598,250      (385,437)
                                                                   ------------
                                                                   $(23,329,177)
                                                                   ============

CHF- Swiss Franc
EUR - Euro Dollar
GBP - British Pound

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                ---------------  ---------------
Level 1 - Quoted Prices                         $  123,501,619    $          0
Level 2 - Other Significant Observable Inputs    2,135,945,944     (23,329,177)
Level 3 - Significant Unobservable Inputs                    0               0
                                                ---------------  ---------------
Total                                           $2,259,447,563    $(23,329,177)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
JANUS FORTY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
COMMON STOCKS -- 88.2%
AEROSPACE & DEFENSE -- 2.3%
Precision Castparts Corp.                                  258,015 $ 26,338,171
                                                                   ------------
BIOTECHNOLOGY -- 13.8%
Celgene Corp. *                                          1,228,715   75,307,942
Genentech, Inc. *                                          199,000   16,154,820
Gilead Sciences, Inc. *                                  1,354,980   69,822,120
                                                                   ------------
                                                                    161,284,882
                                                                   ------------
CAPITAL MARKETS -- 5.2%
Goldman Sachs Group, Inc. (The)                            231,880   38,350,633
Lehman Brothers Holdings, Inc. (a)                         381,290   14,351,756
Merrill Lynch & Co., Inc.                                  190,625    7,766,062
                                                                   ------------
                                                                     60,468,451
                                                                   ------------
CHEMICALS -- 13.7%
Monsanto Co.                                               377,905   42,136,408
Potash Corp. of Saskatchewan, Inc.                         589,430   91,485,430
Syngenta AG                                                 88,849   26,045,223
                                                                   ------------
                                                                    159,667,061
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 9.6%
Cisco Systems, Inc. *                                      908,500   21,885,765
Research In Motion, Ltd. *                                 796,430   89,383,339
                                                                   ------------
                                                                    111,269,104
                                                                   ------------
COMPUTERS & PERIPHERALS -- 8.8%
Apple, Inc. *                                              710,865  102,009,127
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
Time Warner Telecom, Inc. - Class A *(a)                   630,645    9,768,691
                                                                   ------------
ELECTRICAL EQUIPMENT & SERVICES -- 2.5%
ABB, Ltd.                                                1,098,876   29,616,998
                                                                   ------------
FOOD & STAPLES RETAILING -- 3.7%
CVS Caremark Corp.                                       1,076,315   43,601,521
                                                                   ------------
FOOD PRODUCTS -- 2.8%
Bunge, Ltd. (a)                                            379,250   32,949,240
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Alcon, Inc.                                                170,215   24,213,084
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 0.9%
Boyd Gaming Corp. (a)                                      547,915   10,958,300
                                                                   ------------
HOUSEHOLD DURABLES -- 1.1%
Sony Corp. (ADR)                                           314,225   12,590,996
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 4.0%
Akamai Technologies, Inc. *(a)                             292,812    8,245,586
Google, Inc. - Class A *                                    86,905   38,279,045
                                                                   ------------
                                                                     46,524,631
                                                                   ------------
METALS & MINING -- 4.5%
Companhia Vale do Rio Doce (ADR)                         1,517,785   52,576,072
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 9.5%
Apache Corp.                                               161,155   19,470,747
EOG Resources, Inc.                                        182,555   21,906,600
Hess Corp.                                                 534,275   47,112,370
Occidental Petroleum Corp.                                 296,195   21,672,588
                                                                   ------------
                                                                    110,162,305
                                                                   ------------

MET INVESTORS SERIES TRUST
JANUS FORTY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                     SHARES/
                                                       PAR
SECURITY DESCRIPTION                                 AMOUNT          VALUE
--------------------                               ------------ --------------
PHARMACEUTICALS -- 2.0%
Roche Holdings AG                                       125,876 $   23,721,286
                                                                --------------
SOFTWARE -- 0.9%
Electronic Arts, Inc. *                                 218,530     10,909,018
                                                                --------------
Total Common Stocks
  (Cost $688,210,949)                                            1,028,628,938
                                                                --------------
SHORT-TERM INVESTMENTS -- 18.1%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 03/31/08 at 1.250% to be
  repurchased at $135,649,710 on 04/01/08
  collateralized by $104,000,000 U.S. Treasury
  Bond at 6.875% due 08/15/25 with a value of
  $139,490,000.                                    $135,645,000    135,645,000
State Street Navigator Securities Lending Prime
  Portfolio (b)                                      75,177,813     75,177,813
                                                                --------------
Total Short-Term Investments
  (Cost $210,822,813)                                              210,822,813
                                                                --------------
TOTAL INVESTMENTS -- 106.3% (Cost $899,033,762#)                 1,239,451,751
                                                                --------------
Other Assets and Liabilities (net) -- (6.3)%                       (73,912,381)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,165,539,370
                                                                ==============

PORTFOLIO FOOTNOTES:
*     Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $373,414,510 and $32,996,521 respectively, resulting in a net unrealized appreciation of $340,417,989.
(a)   All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
____________________________

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                SECURITIES    INSTRUMENTS*
  ----------------                              -------------- ---------------
  Level 1 - Quoted Prices                       $1,084,890,431       $0
  Level 2 - Other Significant Observable Inputs     79,383,507        0
  Level 3 - Significant Unobservable Inputs                  0        0
                                                --------------       --
  TOTAL                                         $1,164,273,938       $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LAZARD MID-CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES      VALUE
--------------------                                  -------   -----------
COMMON STOCKS -- 94.3%
AEROSPACE & DEFENSE  -- 0.6%
Spirit Aerosystems Holdings, Inc. *                   208,500   $ 4,624,530
                                                                -----------
AIRLINES  -- 0.4%
UAL Corp. (a)                                         166,900     3,593,357
                                                                -----------
BEVERAGES  -- 4.1%
Coca-Cola Enterprises, Inc.                           647,900    15,679,180
Molson Coors Brewing Co. - Class B                    316,800    16,654,176
                                                                -----------
                                                                 32,333,356
                                                                -----------
BUILDING PRODUCTS  -- 2.4%
Masco Corp. (a)                                       713,600    14,150,688
USG Corp. *(a)                                        127,500     4,694,550
                                                                -----------
                                                                 18,845,238
                                                                -----------
CAPITAL MARKETS  -- 1.5%
Ameriprise Financial, Inc. (a)                        234,400    12,153,640
                                                                -----------
CHEMICALS  -- 1.2%
RPM International, Inc. (a)                           466,300     9,764,322
                                                                -----------
COMMERCIAL BANKS  -- 1.9%
Huntington Bancshares, Inc. (a)                       668,300     7,184,225
Marshall & Ilsley Corp. (a)                           336,498     7,806,753
                                                                -----------
                                                                 14,990,978
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES  -- 5.7%
Cintas Corp. (a)                                      402,300    11,481,642
Covanta Holding Corp. *(a)                            408,600    11,236,500
Pitney Bowes, Inc.                                    634,000    22,202,680
                                                                -----------
                                                                 44,920,822
                                                                -----------
COMPUTERS & PERIPHERALS  -- 2.5%
Brocade Communications Systems, Inc. *                273,000     1,992,900
Lexmark International, Inc. - Class A *(a)            288,000     8,847,360
Sun Microsystems, Inc. *(a)                           575,149     8,932,064
                                                                -----------
                                                                 19,772,324
                                                                -----------
CONTAINERS & PACKAGING  -- 3.2%
Ball Corp. (a)                                        270,900    12,445,146
Bemis Co., Inc. (a)                                   501,100    12,742,973
                                                                -----------
                                                                 25,188,119
                                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 1.7%
Citizens Communications Co. (a)                     1,309,200    13,733,508
                                                                -----------
ELECTRIC UTILITIES  -- 1.3%
American Electric Power Co., Inc.                     246,800    10,274,284
                                                                -----------
ELECTRICAL EQUIPMENT & SERVICES  -- 1.0%
Hubbell, Inc. - Class B                               190,000     8,301,100
                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS  -- 7.4%
Agilent Technologies, Inc. *(a)                       342,600    10,219,758
Arrow Electronics, Inc. *                             412,200    13,870,530
Flextronics International, Ltd. *                   1,652,500    15,516,975
Ingram Micro, Inc. - Class A *                      1,193,100    18,886,773
                                                                -----------
                                                                 58,494,036
                                                                -----------
ENERGY EQUIPMENT & SERVICES  -- 6.1%
BJ Services Co. (a)                                   484,300    13,807,393
Exterran Holdings, Inc. *(a)                           85,500     5,518,170
Patterson-UTI Energy, Inc. (a)                        531,800    13,922,524

MET INVESTORS SERIES TRUST
LAZARD MID-CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES      VALUE
--------------------                                  -------   -----------
Pride International, Inc. *                           425,500   $14,871,225
                                                                -----------
                                                                 48,119,312
                                                                -----------
FOOD PRODUCTS  -- 3.8%
Campbell Soup Co. (a)                                 132,300     4,491,585
Hershey Co. (The) (a)                                 121,400     4,573,138
McCormick & Co., Inc. (a)                             121,200     4,480,764
Pilgrim's Pride Corp. (a)                             430,000     8,698,900
Smithfield Foods, Inc. *(a)                           302,300     7,787,248
                                                                -----------
                                                                 30,031,635
                                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 1.8%
Hospira, Inc. *                                       338,000    14,456,260
                                                                -----------
HEALTH CARE PROVIDERS & SERVICES  -- 1.2%
Omnicare, Inc. (a)                                    534,700     9,710,152
                                                                -----------
HOTELS, RESTAURANTS & LEISURE  -- 3.2%
Brinker International, Inc.                           639,400    11,860,870
Darden Restaurants, Inc. (a)                          407,800    13,273,890
                                                                -----------
                                                                 25,134,760
                                                                -----------
HOUSEHOLD DURABLES  -- 1.5%
Centex Corp. (a)                                      209,900     5,081,679
D.R. Horton, Inc. (a)                                 436,400     6,873,300
                                                                -----------
                                                                 11,954,979
                                                                -----------
INDUSTRIAL CONGLOMERATES  -- 1.2%
Textron, Inc. (a)                                     179,000     9,920,180
                                                                -----------
INSURANCE  -- 9.6%
Aon Corp.                                             200,900     8,076,180
Lincoln National Corp. (a)                            348,305    18,111,860
Marsh & McLennan Cos., Inc. (a)                       400,900     9,761,915
OneBeacon Insurance Group, Ltd. (a)                   393,600     7,486,272
PartnerRe, Ltd. (a)                                   123,000     9,384,900
RenaissanceRe Holdings, Ltd.                          227,900    11,830,289
Willis Group Holdings, Ltd. (a)                       334,000    11,225,740
                                                                -----------
                                                                 75,877,156
                                                                -----------
IT SERVICES  -- 1.6%
NeuStar, Inc. - Class A *(a)                          472,400    12,509,152
                                                                -----------
LIFE SCIENCES TOOLS & SERVICES  -- 1.5%
Applera Corp. (a)                                     355,100    11,668,586
                                                                -----------
MACHINERY  -- 2.3%
Dover Corp.                                           448,600    18,742,508
                                                                -----------
MULTI-UTILITIES  -- 0.9%
Wisconsin Energy Corp. (a)                            172,400     7,583,876
                                                                -----------
MULTILINE RETAIL  -- 1.3%
J.C. Penney Co., Inc. (a)                             268,500    10,125,135
                                                                -----------
OIL, GAS & CONSUMABLE FUELS  -- 4.6%
Foundation Coal Holdings, Inc.                        157,300     7,916,909
Massey Energy Co. (a)                                 363,800    13,278,700
Sunoco, Inc. (a)                                      150,100     7,875,747
Williams Cos., Inc. (The)                             226,600     7,473,268
                                                                -----------
                                                                 36,544,624
                                                                -----------
PAPER & FOREST PRODUCTS  -- 0.7%
Louisiana-Pacific Corp. (a)                           587,800     5,396,004
                                                                -----------
PHARMACEUTICALS  -- 4.5%
Barr Pharmaceuticals, Inc. *                          332,000    16,038,920
Forest Laboratories, Inc. *                           102,500     4,101,025

MET INVESTORS SERIES TRUST
LAZARD MID-CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                       SHARES/
                                                          PAR
SECURITY DESCRIPTION                                    AMOUNT         VALUE
--------------------                                   -------   --------------
Warner Chilcott, Ltd. *(a)                             863,900       15,550,200
                                                                 --------------
                                                                     35,690,145
                                                                 --------------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 3.1%
CBL & Associates Properties, Inc. (a)                  528,300       12,430,899
Public Storage                                         136,800       12,123,216
                                                                 --------------
                                                                     24,554,115
                                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 1.7%
Analog Devices, Inc.                                   452,800       13,366,656
                                                                 --------------
SOFTWARE  -- 1.1%
Sybase, Inc. *                                         334,500        8,797,350
                                                                 --------------
SPECIALTY RETAIL  -- 2.1%
Foot Locker, Inc. (a)                                  693,600        8,163,672
Pacific Sunwear of California, Inc. *                  651,000        8,209,110
                                                                 --------------
                                                                     16,372,782
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS  -- 2.9%
Hanesbrands, Inc. *(a)                                 333,600        9,741,120
Liz Claiborne, Inc. (a)                                741,100       13,450,965
                                                                 --------------
                                                                     23,192,085
                                                                 --------------
THRIFTS & MORTGAGE FINANCE  -- 1.7%
Hudson City Bancorp, Inc. (a)                          514,800        9,101,664
People's United Financial, Inc. (a)                    244,900        4,239,219
                                                                 --------------
                                                                     13,340,883
                                                                 --------------
TRADING COMPANIES & DISTRIBUTORS  -- 1.0%
WESCO International, Inc. *(a)                         220,200        8,035,098
                                                                 --------------
Total Common Stocks
   (Cost $850,759,326)                                              748,113,047
                                                                 --------------

SHORT-TERM INVESTMENTS -- 33.5%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.250% to be
   repurchased at $48,790,694 on 04/01/08
   collateralized by $48,025,000 U.S. Treasury
   Note at 4.000% due 8/31/09 with a value
   of $49,765,906.                                $ 48,789,000       48,789,000
State Street Navigator Securities Lending Prime
   Portfolio (b)                                   216,537,553      216,537,553
                                                                 --------------
Total Short-Term Investments
   (Cost $265,326,553)                                              265,326,553
                                                                 --------------
TOTAL INVESTMENTS -- 127.8%
   (Cost $1,116,085,879#)                                         1,013,439,600
                                                                 --------------
Other Assets and Liabilities (net) -- (27.8)%                      (220,399,955)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $  793,039,645
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $21,422,930 and $124,069,209 respectively, resulting in a net unrealized depreciation of $102,646,279.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $796,902,047                $0
Level 2 - Other Significant Observable Inputs                0                 0
Level 3 - Significant Unobservable Inputs                    0                 0
                                                --------------   ---------------
TOTAL                                             $796,902,047                $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES         VALUE
--------------------                                  ---------  ---------------
COMMON STOCKS -- 97.3%
AEROSPACE & DEFENSE -- 3.2%
L-3 Communications Holdings, Inc.                       285,700   $   31,238,438
                                                                  --------------
BIOTECHNOLOGY -- 21.1%
Amgen, Inc. *                                           766,700       32,032,726
Biogen Idec, Inc. *                                   1,053,500       64,990,415
Genentech, Inc. *                                        58,200        4,724,676
Genzyme Corp. *                                         993,200       74,033,128
ImClone Systems, Inc. *(a)                              418,500       17,752,770
Millennium Pharmaceuticals, Inc. *                      477,900        7,388,334
Vertex Pharmaceuticals, Inc. *(a)                       158,900        3,796,121
                                                                  --------------
                                                                     204,718,170
                                                                  --------------
CAPITAL MARKETS -- 5.4%
Lehman Brothers Holdings, Inc. (a)                      906,700       34,128,188
Merrill Lynch & Co., Inc.                               452,100       18,418,554
                                                                  --------------
                                                                      52,546,742
                                                                  --------------
COMMUNICATIONS EQUIPMENT -- 1.7%
Arris Group, Inc. *(a)                                  122,915          715,366
Motorola, Inc.                                          917,300        8,530,890
Nokia Oyj (ADR)                                         238,100        7,578,723
                                                                  --------------
                                                                      16,824,979
                                                                  --------------
COMPUTERS & PERIPHERALS -- 1.8%
SanDisk Corp. *(a)                                      452,400       10,210,668
Seagate Technology                                      354,400        7,421,136
                                                                  --------------
                                                                      17,631,804
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
CIT Group, Inc. (a)                                      79,400          940,890
Liberty Media Corp. - Capital *                          79,200        1,246,608
                                                                  --------------
                                                                       2,187,498
                                                                  --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.9%
Tyco Electronics, Ltd.                                  527,525       18,104,658
                                                                  --------------
ENERGY EQUIPMENT & SERVICES -- 13.0%
Grant Prideco, Inc. *                                   759,400       37,377,668
Weatherford International, Ltd. *                     1,228,100       89,000,407
                                                                  --------------
                                                                     126,378,075
                                                                  --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
Covidien, Ltd.                                          427,525       18,917,981
                                                                  --------------
HEALTH CARE PROVIDERS & SERVICES -- 6.0%
UnitedHealth Group, Inc.                              1,687,400       57,979,064
                                                                  --------------
INDUSTRIAL CONGLOMERATES -- 2.8%
Tyco International, Ltd.                                607,525       26,761,476
                                                                  --------------
INTERNET & CATALOG RETAIL -- 0.6%
Liberty Media Holding Corp. - Interactive *             344,200        5,555,388
                                                                  --------------
MACHINERY -- 0.9%
Pall Corp.                                              238,100        8,350,167
                                                                  --------------
MEDIA -- 12.5%
Cablevision Systems Corp. *(a)                          939,900       20,142,057
CBS Corp.                                                79,400        1,753,152
Comcast Corp. - Class A (a)                             159,000        3,075,060
Comcast Corp. - Special Class A                       1,931,100       36,632,967
Liberty Global, Inc. *(a)                                52,900        1,802,832
Liberty Media Corp. - Entertainment *(a)                316,800        7,172,352
Sirius Satellite Radio, Inc. *(a)                     2,481,200        7,096,232

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                        SHARES/
                                                          PAR
SECURITY DESCRIPTION                                    AMOUNT       VALUE
--------------------                                   --------- --------------
Time Warner, Inc.                                      1,726,000 $   24,198,520
Viacom, Inc. - Class A *                                  79,600      3,153,752
Walt Disney Co. (The)                                    502,500     15,768,450
                                                                 --------------
                                                                    120,795,374
                                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 11.1%
Anadarko Petroleum Corp.                               1,713,300    107,989,299
                                                                 --------------
PHARMACEUTICALS -- 8.4%
BioMimetic Therapeutics, Inc. *(a)                       145,000      1,160,000
Forest Laboratories, Inc. *                            1,442,200     57,702,422
Johnson & Johnson                                        185,300     12,020,411
King Pharmaceuticals, Inc. *                             423,700      3,686,190
Teva Pharmaceutical Industries, Ltd. (ADR)                52,900      2,443,451
Valeant Pharmaceuticals International *(a)               325,100      4,171,033
                                                                 --------------
                                                                     81,183,507
                                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.0%
Broadcom Corp. - Class A *                               590,300     11,375,081
Cirrus Logic, Inc. *                                     291,400      1,958,208
Cree, Inc. *(a)                                          109,800      3,070,008
DSP Group, Inc. *                                        106,400      1,355,536
Intel Corp.                                              264,900      5,610,582
Micron Technology, Inc. *(a)                           1,855,100     11,074,947
RF Micro Devices, Inc. *(a)                              317,900        845,614
Teradyne, Inc. *                                         264,500      3,285,090
                                                                 --------------
                                                                     38,575,066
                                                                 --------------
SOFTWARE -- 0.6%
Autodesk, Inc. *                                         193,000      6,075,640
                                                                 --------------
SPECIALTY RETAIL -- 0.1%
Charming Shoppes, Inc. *(a)                              177,100        855,393
                                                                 --------------
Total Common Stocks
   (Cost $1,011,615,997)                                            942,668,719
                                                                 --------------
SHORT-TERM INVESTMENTS -- 14.4%
State Street Bank & Trust Co., Repurchase Agreement
   dated 03/31/08 at 0.870% to be repurchased at
   $27,724,670 on 04/01/08 collateralized by
   $24,500,000 U.S. Treasury Inflation Indexed Note
   at 2.000% due 01/15/16 with a value
   of $28,283,088.                                  $ 27,724,000     27,724,000
State Street Navigator Securities Lending Prime
   Portfolio (b)                                     111,376,455    111,376,455
                                                                 --------------
Total Short-Term Investments
   (Cost $139,100,455)                                              139,100,455
                                                                 --------------
TOTAL INVESTMENTS -- 111.7% (Cost $1,150,716,452#)                1,081,769,174
                                                                 --------------
Other Assets and Liabilities (net) -- (11.7)%                      (112,969,621)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $  968,799,553
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $126,856,502 and $195,803,780 respectively, resulting in a net unrealized depreciation of $68,947,278.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR  - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
-----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $970,392,719                $0
Level 2 - Other Significant Observable Inputs                0                 0
Level 3 - Significant Unobservable Inputs                    0                 0
                                                --------------   ---------------
TOTAL                                             $970,392,719                $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                            PAR AMOUNT      VALUE
--------------------                                                            ----------   -----------
ASSET-BACKED SECURITIES -- 1.2%
Bayview Commercial Asset Trust
   2.869%, due 04/25/36 (144A) (a)(b)                                           $  742,966   $   681,530
   2.829%, due 07/25/36 (144A) (a)(b)                                              859,322       746,201
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2,
   Class 1A5 5.833%, due 04/25/32                                                  291,384       299,327
Countrywide Asset-Backed Certificates 3.049%, due 03/25/47 (144A) (a)(b)           723,398       624,271
Credit Suisse Mortgage Capital Certificates 5.467%, due 09/15/39                   370,000       364,596
Terwin Mortgage Trust 4.750%, due 10/25/37                                         184,537        61,820
                                                                                             -----------
Total Asset-Backed Securities
   (Cost $3,177,469)                                                                          2 ,777,745
                                                                                             -----------
DOMESTIC BONDS & DEBT SECURITIES -- 19.4%
AIRLINES  -- 0.2%
Continental Airlines, Inc. 5.983%, due 04/19/22                                    300,000       262,500
Delta Air Lines, Inc. 6.821%, due 08/10/22 (144A) (b)                               97,284        93,393
                                                                                             -----------
                                                                                                 355,893
                                                                                             -----------
AUTOMOBILES  -- 0.3%
DaimlerChrysler North America Holding Corp. 3.298%, due 03/13/09                   360,000       384,686
Ford Motor Co. 7.450%, due 07/16/31 (c)                                            530,000       352,450
                                                                                             -----------
                                                                                                 737,136
                                                                                             -----------
BIOTECHNOLOGY  -- 0.0%
FMC Finance III S.A. 6.875%, due 07/15/17                                           90,000        90,450
                                                                                             -----------
CAPITAL MARKETS  -- 0.9%
Bear Stearns Cos., Inc. (The)
   5.550%, due 01/22/17 (c)                                                        380,000       339,849
   6.400%, due 10/02/17                                                            240,000       237,392
Goldman Sachs Capital II 5.793%, due 12/29/49                                       10,000         6,667
Goldman Sachs Group, Inc. 5.625%, due 01/15/17                                     650,000       624,622
Lehman Brothers Holdings Capital Trust V 5.857%, due 11/29/49                       20,000        12,661
Lehman Brothers Holdings, Inc.
   4.500%, due 09/26/14                                                             60,000        59,257
   6.500%, due 07/19/17                                                             30,000        28,538
Morgan Stanley
   5.050%, due 01/21/11                                                            600,000       602,311
   4.401%, due 10/18/16 (a)(c)                                                      80,000        72,183
                                                                                             -----------
                                                                                               1,983,480
                                                                                             -----------
CHEMICALS  -- 0.0%
Westlake Chemical Corp. 6.625%, due 01/15/16                                        40,000        35,200
                                                                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS  -- 1.9%
American Home Mortgage Investment Trust 5.294%, due 06/25/45 (a)                   537,377       418,355
Bear Stearns Commercial Mortgage Securities 5.405%, due 12/11/40                   600,000       603,483
Countrywide Alternative Loan Trust 2.839%, due 12/25/46 (a)                        863,794       564,705
Indymac Index Mortgage Loan Trust 2.909%, due 06/25/34 (a)                         147,286       130,468
Lake Country Mortgage Loan Trust 2.729%, due 07/25/34 (144A) (a)(b)                242,206       238,650
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.485%, due 03/12/51           220,000       214,399
Morgan Stanley Capital I 5.332%, due 12/15/43                                      510,000       497,141
Wachovia Bank Commercial Mortgage Trust 4.935%, due 04/15/42                       260,000       255,454
Washington Mutual, Inc. 5.940%, due 09/25/36                                       252,685       242,768
Wells Fargo Mortgage Backed Securities Trust 3.541%, due 09/25/34 (a)            1,000,000       993,526
                                                                                             -----------
                                                                                               4,158,949
                                                                                             -----------
COMMERCIAL BANKS  -- 1.5%
BAC Capital Trust XIV 5.630%, due 12/31/49                                         150,000       109,769

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                            PAR AMOUNT      VALUE
--------------------                                                            ----------   -----------
Banc of America Commercial Mortgage, Inc., Class AJ 4.870%, due 12/10/42        $  450,000   $   394,703
Glitnir Banki HF
   6.330%, due 07/28/11 (144A) (b)                                                 100,000        85,934
   6.375%, due 09/25/12 (144A) (b)                                                 100,000        85,404
   6.693%, due 06/15/16 (144A) (b)                                                 230,000       185,509
Rabobank Capital Fund Trust III 5.254%, due 12/31/16 (144A) (b)                    200,000       166,387
RBS Capital Trust I 4.709%, due 12/29/49                                           300,000       253,276
Royal Bank of Scotland Group Plc
   5.050%, due 01/08/15 (c)                                                        300,000       297,815
   7.640%, due 03/31/49                                                            100,000        86,256
RSHB Capital (Russian Agricultural Bank) S.A. 6.299%, due 05/15/17 (144A) (b)      260,000       241,475
Santander Issuances, S.A. Unipersonal 5.805%, due 06/20/16 (144A) (b)              170,000       168,816
Shinsei Finance Cayman, Ltd. 6.418%, due 01/29/49 (144A) (b)                       200,000       132,746
SunTrust Capital VIII 6.100%, due 12/15/36                                         260,000       206,474
Wachovia Bank North America
   4.800%, due 11/01/14                                                            200,000       189,434
   3.492%, due 11/03/14 (a)                                                        700,000       647,478
Wells Fargo Capital X 5.950%, due 12/15/36                                         100,000        90,391
                                                                                             -----------
                                                                                               3,341,867
                                                                                             -----------
COMMERCIAL SERVICES & SUPPLIES  -- 0.3%
Intergas Finance B.V. 6.375%, due 05/14/17 (144A) (b)(c)                           260,000       227,500
Waste Management, Inc. 6.375%, due 11/15/12                                        370,000       384,617
                                                                                             -----------
                                                                                                 612,117
                                                                                             -----------
COMPUTERS & PERIPHERALS  -- 0.0%
Electronic Data Systems Corp. 7.125%, due 10/15/09                                  10,000       10,203
                                                                                             -----------
CONSUMER FINANCE  -- 1.5%
American Express Co. 6.800%, due 09/01/66                                          400,000       376,679
Capital One Bank 5.000%, due 06/15/09 (c)                                          310,000       305,732
Capital One Financial Corp. 5.500%, due 06/01/15                                    80,000        70,417
Ford Motor Credit Co. LLC
   5.700%, due 01/15/10                                                            100,000        86,910
   9.750%, due 09/15/10                                                            270,000       240,633
   8.050%, due 06/15/11                                                          1,400,000     1,276,037
General Motors Acceptance Corp. LLC
   5.125%, due 05/09/08                                                             40,000        39,766
   5.850%, due 01/14/09 (c)                                                         50,000        46,633
   6.625%, due 05/15/12                                                          1,020,000       772,257
   8.000%, due 11/01/31 (c)                                                        200,000       143,644
                                                                                             -----------
                                                                                               3,358,708
                                                                                             -----------
DIVERSIFIED FINANCIAL SERVICES  -- 4.7%
Aiful Corp. 5.000%, due 08/10/10 (144A) (b)                                        200,000       188,718
AIG SunAmerica Global Financing VII 5.850%, due 08/01/08 (144A) (b)                400,000       401,942
American General Finance Corp. 3.875%, due 10/01/09 (c)                            800,000       789,370
Bank of America Corp.
   5.375%, due 08/15/11 - 06/15/14                                                 270,000       278,319
   8.000%, due 12/29/49                                                            150,000       150,434
Citigroup, Inc.
   6.125%, due 08/25/36                                                            810,000       713,592
   6.875%, due 03/05/38                                                            220,000       219,844
Credit Suisse First Boston USA, Inc. 6.125%, due 11/15/11                          140,000       148,046
Credit Suisse Guernsey, Ltd. 5.860%, due 05/29/49                                  250,000       212,138
General Electric Capital Corp.
   5.450%, due 01/15/13                                                             40,000        41,940
   6.375%, due 11/15/67                                                            330,000       323,482
Glen Meadow Pass-Through Trust 6.505%, due 02/12/67 (144A) (b)                     100,000        89,928
Goldman Sachs Capital I, Capital Securities 6.345%, due 02/15/34 (c)               200,000       173,686

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                            PAR AMOUNT      VALUE
--------------------                                                            ----------   -----------
Goldman Sachs Group, Inc. 4.500%, due 06/15/10                                  $  130,000   $   131,053
HSBC Finance Corp. 6.375%, due 10/15/11                                          1,100,000     1,131,584
JPMorgan Chase & Co.
   5.250%, due 05/01/15 (c)                                                        400,000       398,084
   5.125%, due 09/15/14                                                            360,000       356,181
   5.150%, due 10/01/15                                                            190,000       186,920
JPMorgan Chase Commercial Mortgage Securities Corp.
   Series 2004-C3, Class AJ 4.922%, due 01/15/42                                   600,000       526,182
   Series 2005-LDP4, Class AM 4.999%, due 10/15/42                                 430,000       406,946
Kaupthing Bank HF 7.625%, due 02/28/15 (144A) (d)                                  580,000       545,954
Lehman Brothers Holdings, Inc.
   5.625%, due 01/24/13                                                            670,000       652,160
   4.500%, due 09/15/22 (a)                                                        600,000       572,980
Merrill Lynch & Co., Inc. Series C
   4.250%, due 02/08/10                                                            170,000       166,040
   5.000%, due 01/15/15                                                            170,000       158,203
   6.110%, due 01/29/37                                                            730,000       578,694
Residential Capital LLC 8.500%, due 06/01/12                                        10,000         4,950
Resona Preferred Global Securities Cayman, Ltd. 7.191%, due 12/29/49 (144A) (b)    120,000       104,939
SLM Corp.
   5.000%, due 10/01/13                                                            160,000       120,568
   5.375%, due 05/15/14                                                            385,000       289,281
   5.050%, due 11/14/14                                                             40,000        29,129
   5.000%, due 04/15/15(c)                                                          10,000         7,135
   5.625%, due 08/01/33                                                             30,000        20,511
TNK-BP Finance S.A.
   7.500%, due 07/18/16 (144A) (b)                                                 190,000       176,937
   7.875%, due 03/13/18 (144A) (b)                                                 100,000        92,875
                                                                                             -----------
                                                                                              10,388,745
                                                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 1.4%
AT&T, Inc. 5.500%, due 02/01/18                                                    340,000       333,531
Citizens Communications Co.
   7.125%, due 03/15/19                                                             20,000        17,600
   7.875%, due 01/15/27                                                             35,000        30,187
Deutsche Telekom International Finance B.V. 5.750%, due 03/23/16                   330,000       396,965
France Telecom S.A. 8.500%, due 03/01/31                                           150,000       186,358
Qwest Corp.
   6.875%, due 09/15/33 (c)                                                         40,000        32,200
   7.500%, due 10/01/14                                                             30,000        29,400
Royal KPN N.V. 8.000%, due 10/01/10                                                350,000       376,027
SBC Communications, Inc. 6.450%, due 06/15/34                                      300,000       294,095
Sprint Capital Corp. 8.375%, due 03/15/12                                          560,000       518,421
Telecom Italia Capital S.A.
   6.000%, due 09/30/34                                                            240,000       203,458
   7.200%, due 07/18/36                                                            200,000       181,975
Verizon Global Funding Corp. 7.375%, due 09/01/12                                  120,000       131,931
Verizon New York, Inc. 6.875%, due 04/01/12                                        270,000       284,207
Windstream Corp. 8.625%, due 08/01/16                                               50,000        49,375
                                                                                             -----------
                                                                                               3,065,730
                                                                                             -----------
ELECTRIC UTILITIES  -- 1.0%
Duke Energy Corp. 5.625%, due 11/30/12 (c)                                         170,000       180,934
Exelon Corp. 5.625%, due 06/15/35                                                  205,000       180,855
FirstEnergy Corp.
   6.450%, due 11/15/11                                                            250,000       261,900
   7.375%, due 11/15/31                                                            525,000       572,756
Pacific Gas & Electric Co.

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                            PAR AMOUNT      VALUE
--------------------                                                            ----------   -----------
   6.050%, due 03/01/34                                                         $  210,000   $   206,534
   5.800%, due 03/01/37                                                             20,000        18,986
SP PowerAssets, Ltd. 5.000%, due 10/22/13 (144A) (b)                               700,000       705,275
                                                                                             -----------
                                                                                               2,127,240
                                                                                             -----------
FOOD & STAPLES RETAILING  -- 0.3%
CVS Caremark Corp. 6.943%, due 01/10/30 (144A) (b)                                 408,817       433,508
Wal-Mart Stores, Inc. 5.800%, due 02/15/18                                         260,000       273,000
                                                                                             -----------
                                                                                                 706,508
                                                                                             -----------
GAS UTILITIES  -- 0.1%
Transocean, Inc. 5.250%, due 03/15/13                                              260,000       265,978
                                                                                             -----------
HEALTH CARE PROVIDERS & SERVICES  -- 0.2%
Cardinal Health, Inc. 5.850%, due 12/15/17                                         220,000       220,704
HCA, Inc. 5.750%, due 03/15/14                                                     358,000       297,140
WellPoint, Inc. 5.875%, due 06/15/17                                                10,000         9,805
                                                                                             -----------
                                                                                                 527,649
                                                                                             -----------
HOTELS, RESTAURANTS & LEISURE  -- 0.0%
MGM MIRAGE, Inc. 7.625%, due 01/15/17                                              120,000       109,800
                                                                                             -----------
INDUSTRIAL CONGLOMERATES  -- 0.4%
General Electric Co. 5.000%, due 02/01/13                                          250,000       259,233
Tyco International Group S.A. 6.000%, due 11/15/13                                 630,000       633,370
                                                                                             -----------
                                                                                                 892,603
                                                                                             -----------
INSURANCE  -- 0.3%
American International Group, Inc.
   5.850%, due 01/16/18                                                             30,000        29,494
   6.250%, due 03/15/37                                                             50,000        40,624
Berkshire Hathaway Finance Corp. 4.750%, due 05/15/12 (c)                          230,000       239,271
Travelers Cos., Inc. (The) 6.250%, due 03/15/37                                    390,000       344,555
                                                                                             -----------
                                                                                                 653,944
                                                                                             -----------
MEDIA  -- 0.7%
Clear Channel Communications, Inc. 6.250%, due 03/15/11 (c)                        190,000       167,783
Comcast Cable Communications, Inc. 8.875%, due 05/01/17                            880,000     1,008,209
Comcast Corp. 6.500%, due 01/15/17                                                  10,000        10,230
EchoStar DBS Corp. 7.000%, due 10/01/13                                             60,000        56,850
News America, Inc.
   6.200%, due 12/15/34                                                             20,000        19,108
   6.650%, due 11/15/37 (144A) (b)                                                  10,000        10,118
Time Warner Cos., Inc. 7.700%, due 05/01/32                                        260,000       272,688
                                                                                             -----------
                                                                                               1,544,986
                                                                                             -----------
METALS & MINING  -- 0.2%
Freeport McMoRan Copper & Gold, Inc. 8.375%, due 04/01/17                           10,000        10,637
Steel Dynamics, Inc.
   7.375%, due 11/01/12 (144A) (b)                                                  15,000        15,225
   6.750%, due 04/01/15                                                             45,000        44,325
Vale Overseas, Ltd. 6.875%, due 11/21/36                                           335,000       328,540
                                                                                             -----------
                                                                                                 398,727
                                                                                             -----------
OIL, GAS & CONSUMABLE FUELS  -- 1.7%
Anadarko Finance Co., Series B
   6.750%, due 05/01/11                                                            110,000       117,573
   7.500%, due 05/01/31                                                             90,000       101,552
Anadarko Petroleum Corp.
   5.950%, due 09/15/16                                                            180,000       186,417
   6.450%, due 09/15/36                                                            210,000       214,556
Chesapeake Energy Corp. 6.375%, due 06/15/15                                        20,000        19,500

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                            PAR AMOUNT      VALUE
--------------------                                                            ----------   -----------
ConocoPhillips Holding Co. 6.950%, due 04/15/29                                 $  615,000   $   702,327
Gaz Capital (GAZPROM)
   6.212%, due 11/22/16 (144A) (b)                                                 240,000       222,600
   6.510%, due 03/07/22 (144A) (b)                                                 130,000       116,188
Kerr-McGee Corp.
   6.950%, due 07/01/24                                                             90,000        95,647
   7.875%, due 09/15/31                                                             40,000        46,976
Kinder Morgan Energy Partners LP
   5.125%, due 11/15/14                                                            200,000       196,796
   6.300%, due 02/01/09                                                             10,000        10,198
   6.750%, due 03/15/11                                                             30,000        31,449
   6.000%, due 02/01/17                                                             20,000        19,937
Peabody Energy Corp. 6.875%, due 03/15/13                                           20,000        20,400
Pemex Project Funding Master Trust 6.625%, due 06/15/35 (c)                        305,000       316,019
Petrobras International Finance Co. 6.125%, due 10/06/16                           180,000       180,396
SMFG Preferred Capital 6.078%, due 01/29/49 (144A) (b)                             340,000       268,260
TXU Corp.
   5.550%, due 11/15/14                                                             70,000        55,009
   6.500%, due 11/15/24                                                             10,000         7,151
   6.550%, due 11/15/34 (c)                                                         70,000        49,768
Williams Cos., Inc.
   7.875%, due 09/01/21                                                             90,000        97,988
   7.500%, due 01/15/31                                                             50,000        52,375
   7.750%, due 06/15/31                                                            265,000       282,887
   8.750%, due 03/15/32                                                             10,000        11,600
XTO Energy, Inc. 6.100%, due 04/01/36 (c)                                          240,000       238,247
                                                                                             -----------
                                                                                               3,661,816
                                                                                             -----------
PAPER & FOREST PRODUCTS  -- 0.1%
Weyerhaeuser Co. 6.750%, due 03/15/12                                              210,000       220,990
                                                                                             -----------
PHARMACEUTICALS  -- 0.2%
Wyeth 5.950%, due 04/01/37                                                         500,000       492,359
                                                                                             -----------
REAL ESTATE  -- 0.0%
Ventas Realty LP/Ventas Capital Corp. 6.750%, due 04/01/17                          60,000        58,950
                                                                                             -----------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 0.5%
GMAC Mortgage Corp. Loan Trust 2.839%, due 10/25/34 (a)                            717,793       588,088
iStar Financial, Inc. 6.000%, due 12/15/10                                         300,000       234,137
Thornburg Mortgage Securities Trust 2.709%, due 06/25/46                           248,839       246,062
                                                                                             -----------
                                                                                               1,068,287
                                                                                             -----------
ROAD & RAIL  -- 0.1%
Landsbanki Islands HF 6.100%, due 08/25/11 (144A) (b)                              320,000       279,775
                                                                                             -----------
THRIFTS & MORTGAGE FINANCE  -- 0.8%
Countrywide Financial Corp.
   3.345%, due 05/05/08 (a)                                                         20,000        19,805
   2.874%, due 06/18/08 (a)                                                         90,000        88,480
   4.786%, due 01/05/09 (a)                                                         70,000        65,531
Indymac Index Mortgage Loan Trust 5.387%, due 10/25/35                             365,191       285,600
Residential Capital Corp. 8.000%, due 02/22/11                                     865,000       428,175
Residential Capital LLC
   7.098%, due 04/17/09 (a)                                                         20,000        11,500
   6.178%, due 05/22/09 (a)                                                         50,000        28,750
Washington Mutual Bank F.A. 5.125%, due 01/15/15                                   400,000       299,401
Washington Mutual Master Note Trust 2.848%, due 09/15/13 (144A) (b)                470,000       447,932
                                                                                             -----------
                                                                                               1,675,174
                                                                                             -----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                            PAR AMOUNT      VALUE
--------------------                                                            ----------   -----------
TOBACCO  -- 0.0%
Reynolds American, Inc. 6.750%, due 06/15/17                                    $   70,000   $    71,540
                                                                                             -----------
WIRELESS TELECOMMUNICATION SERVICES  -- 0.1%
America Movil S.A.B. de C.V. 5.625%, due 11/15/17                                   90,000        89,425
Nextel Communications, Inc. 6.875%, due 10/31/13                                   150,000       118,588
                                                                                             -----------
                                                                                                 208,013
                                                                                             -----------
Total Domestic Bonds & Debt Securities
   (Cost $46,086,946)                                                                         43,102,817
                                                                                             -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 23.0%
Federal Agricultural Mortgage Corp. 5.125%, due 04/19/17 (144A) (b)                400,000       427,049
Federal Home Loan Mortgage Corp.
   4.875%, due 11/15/13 (c)                                                        500,000       536,401
   5.600%, due 09/26/13                                                            110,000       111,622
   5.500%, due 07/15/36 (c)                                                        360,000       394,897
   5.805%, due 02/01/37 (a)                                                        159,234       161,841
   5.942%, due 05/01/37 (a)                                                        438,999       446,750
   5.944%, due 05/01/37 (a)                                                        354,358       363,727
Federal National Mortgage Assoc.
   6.500%, due 12/01/27                                                             15,098        15,807
   6.000%, due 03/01/28-08/01/28                                                   308,102       318,436
   5.500%, due 08/01/28                                                             94,400        95,828
   5.000%, due 09/01/35-01/01/37                                                 1,858,443     1,842,093
   5.143%, due 09/01/35 (a)                                                        520,782       532,590
   5.500%, due 12/01/99 (e)                                                        800,000       807,625
   6.000%, due 12/01/99 (e)                                                      8,500,000     8,748,361
Government National Mortgage Assoc.
   9.000%, due 11/15/19                                                             11,179        12,275
   6.000%, due 06/15/36                                                          3,414,343     3,529,497
   5.000%, due 12/01/99 (e)                                                        800,000       797,875
Tennessee Valley Authority 5.980%, due 04/01/36                                    430,000       485,519
U.S. Treasury Bond
   8.875%, due 08/15/17 (c)                                                        470,000       669,677
   6.000%, due 02/15/26 (c)                                                      2,780,000     3,368,145
   4.375%, due 02/15/38 (c)                                                        760,000       769,263
U.S. Treasury Inflation Index Bond
   2.625%, due 07/15/17 (c)                                                        101,829       116,069
   2.000%, due 01/15/26 (c)                                                        202,033       208,346
   2.375%, due 01/15/27 (c)                                                        554,656       605,615
U.S. Treasury Inflation Index Note
   2.000%, due 01/15/16 (c)                                                        404,065       438,253
   2.500%, due 07/15/16 (c)                                                         83,602        94,203
U.S. Treasury Note
   4.625%, due 07/31/12-02/15/17 (c)                                             4,220,000     4,634,931
   3.750%, due 05/15/08 (c)                                                         10,000        10,032
   4.500%, due 03/31/12 (c)                                                         30,000        32,590
   2.500%, due 03/31/13                                                            500,000       500,899
   7.500%, due 11/15/16 (c)                                                      5,770,000     7,538,869
   4.750%, due 08/15/17 (c)                                                      3,570,000     3,950,987
   4.250%, due 11/15/17 (c)                                                      7,840,000     8,367,365
                                                                                             -----------
Total U.S. Government & Agency Obligations
   (Cost $48,893,260)                                                                         50,933,437
                                                                                             -----------
FOREIGN BONDS & DEBT SECURITIES -- 0.6%
LUXEMBOURG  -- 0.1%
Telecom Italia Capital S.A. 7.200%, due 07/18/36                                   300,000       294,420
                                                                                             -----------
MEXICO  -- 0.4%
Mexico Government International Bond 6.750%, due 09/27/34                          715,000       799,370
                                                                                             -----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                            PAR AMOUNT      VALUE
--------------------                                                            ----------   -----------
RUSSIA  -- 0.1%
Russian Federation 7.500%, due 03/31/30                                         $  188,100   $   216,914
                                                                                             -----------
UNITED KINGDOM  -- 0.0%
HBOS Capital Funding LP 6.071%, due 06/30/49 (144A) (b)                             50,000        43,971
                                                                                             -----------
Total Foreign Bonds & Debt Securities
   (Cost $1,312,585)                                                                           1,354,675
                                                                                             -----------
CONVERTIBLE BONDS -- 3.6%
AEROSPACE & DEFENSE  -- 0.2%
AAR Corp. 1.750%, due 02/01/26 (c)                                                 200,000       225,500
DRS Technologies, Inc. 2.000%, due 02/01/26 (144A) (b)                             100,000       113,125
Orbital Sciences Corp.
   2.438%, due 01/15/27 (144A) (b)                                                 100,000       121,750
   2.438%, due 01/15/27 (c)                                                         25,000        30,437
                                                                                             -----------
                                                                                                 490,812
                                                                                             -----------
BIOTECHNOLOGY  -- 0.2%
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13 (c)                              75,000       169,125
Gilead Sciences, Inc. 0.625%, due 05/01/13 (c)                                     100,000       147,625
Incyte Corp. 3.500%, due 02/15/11 (c)                                              100,000       106,875
                                                                                             -----------
                                                                                                 423,625
                                                                                             -----------
COMMUNICATIONS EQUIPMENT  -- 0.0%
Comverse Technology, Inc. 0.000%, due 05/15/23 (f)                                 100,000       103,250
                                                                                             -----------
CONSUMER FINANCE  -- 0.1%
AmeriCredit Corp. 2.125%, due 09/15/13                                             225,000       123,188
                                                                                             -----------
DIVERSIFIED FINANCIAL SERVICES  -- 0.1%
Hlth Corp. 3.125%, due 09/01/25                                                    150,000       126,375
NorthStar Realty Finance LP 7.250%, due 06/15/27 (144A) (b)                        225,000       177,187
                                                                                             -----------
                                                                                                 303,562
                                                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 0.1%
Level 3 Communications, Inc. 6.000%, due 03/15/10 (c)                              150,000       121,875
                                                                                             -----------
ELECTRICAL EQUIPMENT  -- 0.3%
Canadian Solar, Inc. 6.000%, due 12/15/17 (144A) (b)                               150,000       161,438
General Cable Corp. 0.875%, due 11/15/13                                            75,000       102,094
Roper Industries, Inc., 1.481%/0.000% 1.481%, due 01/15/34 (g)                     250,000       187,812
Sunpower Corp. 1.250%, due 02/15/27                                                110,000       161,563
Suntech Power Holdings Co., Ltd. 3.000%, due 03/15/13 (144A) (b)                   150,000       183,187
                                                                                             -----------
                                                                                                 796,094
                                                                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS  -- 0.2%
Anixter International, Inc. 1.000%, due 02/15/13                                   175,000       205,406
Avnet, Inc. 2.000%, due 03/15/34 (c)                                               175,000       197,750
Flextronics International, Ltd. 1.000%, due 08/01/10                               100,000        96,000
                                                                                             -----------
                                                                                                 499,156
                                                                                             -----------
ENERGY EQUIPMENT & SERVICES  -- 0.3%
Cameron International Corp. 2.500%, due 06/15/26 (c)                                75,000       105,469
Halliburton Co. 3.125%, due 07/15/23                                                75,000       157,969
Parker Drilling Co. 2.125%, due 07/15/12 (c)                                       125,000       111,562
Pride International, Inc. 3.250%, due 05/01/33 (c)                                 175,000       239,312
                                                                                             -----------
                                                                                                 614,312
                                                                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 0.1%
Hologic, Inc. 2.000%, due 12/15/37 (g)                                             125,000       120,781
Medtronic, Inc.

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                            PAR AMOUNT      VALUE
--------------------                                                            ----------   -----------
   1.500%, due 04/15/11 (c)                                                     $   25,000   $    26,469
   1.500%, due 04/15/11 (144A) (b)                                                 125,000       132,344
                                                                                             -----------
                                                                                                 279,594
                                                                                             -----------
HEALTH CARE PROVIDERS & SERVICES  -- 0.1%
Henry Schein, Inc. 3.000%, due 08/15/34 (c)                                        150,000       203,813
                                                                                             -----------
HOMEBUILDERS  -- 0.1%
Beazer Homes USA, Inc. 4.625%, due 06/15/24                                        250,000       176,563
                                                                                             -----------
INTERNET SOFTWARE & SERVICES  -- 0.2%
Digital River, Inc. 1.250%, due 01/01/24                                           150,000       150,750
SINA Corp. 0.000%, due 07/15/23 (f)                                                 75,000       114,750
VeriSign Inc. 3.250%, due 08/15/37 (144A) (b)                                      100,000       118,000
                                                                                             -----------
                                                                                                 383,500
                                                                                             -----------
IT SERVICES  -- 0.1%
Euronet Worldwide, Inc. 3.500%, due 10/15/25                                       300,000       255,375
                                                                                             -----------
LIFE SCIENCES TOOLS & SERVICES  -- 0.1%
Kendle International, Inc. 3.375%, due 07/15/12                                    125,000       145,000
Millipore Corp. 3.750%, due 06/01/26 (c)                                           150,000       154,312
                                                                                             -----------
                                                                                                 299,312
                                                                                             -----------
MACHINERY  -- 0.2%
Actuant Corp. 2.000%, due 11/15/23 (c)                                             125,000       196,719
Danaher Corp. 1.509%, due 01/22/21 (f)                                             150,000       169,875
                                                                                             -----------
                                                                                                 366,594
                                                                                             -----------
OIL, GAS & CONSUMABLE FUELS  -- 0.1%
GMX Resources, Inc. 5.000%, due 02/01/13 (144A) (b)                                125,000       159,875
Nabors Industries, Inc. 0.940%, due 05/15/11                                       100,000       102,750
                                                                                             -----------
                                                                                                 262,625
                                                                                             -----------
PHARMACEUTICALS  -- 0.1%
Allergan, Inc. 1.500%, due 04/01/26 (c)                                             75,000        83,063
Valeant Pharmaceuticals International 4.000%, due 11/15/13                         130,000       108,712
                                                                                             -----------
                                                                                                 191,775
                                                                                             -----------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 0.1%
CapitalSource, Inc. 7.250%, due 07/15/37                                           300,000       205,875
                                                                                             -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 0.1%
Acquicor Technology, Inc. 8.000%, due 12/31/11                                     100,000        75,500
Conexant Systems, Inc. 4.000%, due 03/01/26 (c)                                    150,000        95,250
Jazz Technologies, Inc. 8.000%, due 12/31/11 (144A) (b)                             75,000        56,625
                                                                                             -----------
                                                                                                 227,375
                                                                                             -----------
SOFTWARE  -- 0.2%
Blackboard, Inc. 3.250%, due 07/01/27                                               75,000        71,812
Lawson Software, Inc. 2.500%, due 04/15/12 (144A) (b)                               75,000        69,469
Mentor Graphics Corp. 6.250%, due 03/01/26                                         275,000       259,875
                                                                                             -----------
                                                                                                 401,156
                                                                                             -----------
SPECIALTY RETAIL  -- 0.2%
Charming Shoppes, Inc. 1.125%, due 05/01/14 (144A) (b)                             200,000       133,750
Lowe's Cos., Inc. 0.000%, due 10/19/21 (f)                                         200,000       186,750
Pier 1 Imports, Inc.
   6.375%6.375%/6.125%, due 02/15/36 (144A) (b)(g)                                 125,000       105,156
   6.375%6.375%/6.125%, due 02/15/36 (g)                                            50,000        42,063
                                                                                             -----------
                                                                                                 467,719
                                                                                             -----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                   SHARES/
                                                                                     PAR
SECURITY DESCRIPTION                                                               AMOUNT       VALUE
--------------------                                                            -----------  -----------
THRIFTS & MORTGAGE FINANCE -- 0.1%
Bankunited Capital Trust 3.125%, due 03/01/34 (c)                               $  550,000   $   275,000
                                                                                             -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
WESCO International, Inc. 2.625%,  due 10/15/25 (b)                                325,000       357,500
                                                                                             -----------

WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
NII Holdings, Inc.
   2.750%, due 08/15/25 (c)                                                        125,000       124,375
   2.750%, due 08/15/25 (144A) (b)                                                  25,000        24,875
                                                                                             -----------
                                                                                                 149,250
                                                                                             -----------
Total Convertible Bonds
   (Cost $8,358,805)                                                                           7,978,900
                                                                                             -----------
COMMON STOCKS -- 53.3%
AEROSPACE & DEFENSE -- 2.7%
Boeing Co. (The)                                                                    12,266       912,222
General Dynamics Corp.                                                               6,376       531,567
Honeywell International, Inc.                                                       13,210       745,308
Lockheed Martin Corp.                                                                7,550       749,715
Northrop Grumman Corp.                                                               9,373       729,313
Precision Castparts Corp.                                                            5,456       556,949
Raytheon Co.                                                                         9,112       588,726
United Technologies Corp.                                                           15,736     1,082,952
                                                                                             -----------
                                                                                               5,896,752
                                                                                             -----------
AIR FREIGHT & LOGISTICS -- 0.1%
United Parcel Service, Inc. - Class B                                                3,420       249,728
                                                                                             -----------
AUTOMOBILES  -- 0.1%
Daimler AG (c)                                                                       3,700       316,535
                                                                                             -----------
BEVERAGES -- 1.4%
Anheuser-Busch Cos., Inc.                                                            3,900       185,055
Coca-Cola Co.                                                                       20,665     1,257,879
Coca-Cola Enterprises, Inc.                                                         23,350       565,070
PepsiAmericas, Inc.                                                                  5,300       135,309
PepsiCo, Inc.                                                                        7,882       569,080
The Pepsi Bottling Group, Inc.                                                      13,860       469,993
                                                                                             -----------
                                                                                               3,182,386
                                                                                             -----------
BIOTECHNOLOGY -- 0.7%
Amgen, Inc. *                                                                        5,422       226,531
Biogen Idec, Inc. *                                                                 16,800     1,036,392
Gilead Sciences, Inc. *                                                              4,554       234,668
OSI Pharmaceuticals, Inc. *(c)                                                       2,900       108,431
                                                                                             -----------
                                                                                               1,606,022
                                                                                             -----------
CAPITAL MARKETS -- 1.8%
Affiliated Managers Group, Inc. *(c)                                                 1,764       160,065
Bank of New York Mellon Corp.                                                       11,386       475,138
Federated Investors, Inc. - Class B (c)                                             23,400       916,344
Goldman Sachs Group, Inc. (The)                                                      5,923       979,605
Lehman Brothers Holdings, Inc. (c)                                                   2,656        99,972
Merrill Lynch & Co., Inc.                                                            4,207       171,393
Morgan Stanley                                                                       5,379       245,820
Northern Trust Corp.                                                                 5,200       345,644
Raymond James Financial, Inc. (c)                                                   10,300       236,694
State Street Corp.                                                                   3,850       304,150
                                                                                             -----------
                                                                                               3,934,825
                                                                                             -----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                              SHARES        VALUE
--------------------                                                            ----------   -----------
CHEMICALS -- 0.8%
Dow Chemical Co. (The)                                                               4,751   $   175,074
E.I. du Pont de Nemours & Co.                                                       11,123       520,112
Mosaic Co. (The) *                                                                   3,100       318,060
Potash Corp. of Saskatchewan, Inc.                                                   4,900       760,529
                                                                                             -----------
                                                                                               1,773,775
                                                                                             -----------
COMMERCIAL BANKS -- 0.8%
Bank of Nova Scotia (c)                                                             10,050       454,361
U.S. Bancorp                                                                         8,526       275,901
Wachovia Corp. (c)                                                                   9,223       249,021
Wells Fargo & Co. (c)                                                               24,970       726,627
                                                                                             -----------
                                                                                               1,705,910
                                                                                             -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
Allied Waste Industries, Inc. *                                                     36,470       394,241
R.R. Donnelley & Sons Co.                                                           12,160       368,569
                                                                                             -----------
                                                                                                 762,810
                                                                                             -----------
COMMUNICATIONS EQUIPMENT -- 1.8%
Cisco Systems, Inc. *                                                               59,502     1,433,403
Corning, Inc. (c)                                                                   27,637       664,394
Harris Corp.                                                                        31,700     1,538,401
QUALCOMM, Inc.                                                                       8,475       347,475
                                                                                             -----------
                                                                                               3,983,673
                                                                                             -----------
COMPUTERS & PERIPHERALS -- 3.2%
Apple, Inc. *                                                                        9,543     1,369,420
Dell, Inc. *                                                                        27,328       544,374
EMC Corp. *                                                                         10,837       155,403
Hewlett-Packard Co.                                                                 38,609     1,762,887
International Business Machines Corp.                                               20,573     2,368,775
Seagate Technology                                                                  34,900       730,806
Western Digital Corp. *                                                              4,900       132,496
                                                                                             -----------
                                                                                               7,064,161
                                                                                             -----------
CONSTRUCTION & ENGINEERING -- 0.1%
Chicago Bridge & Iron Co. N.V.                                                       4,000       156,960
                                                                                             -----------
CONSUMER FINANCE  -- 0.1%
American Express Co.                                                                 5,807       253,882
                                                                                             -----------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Sotheby's (c)                                                                        4,900       141,659
                                                                                             -----------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
Bank of America Corp.                                                               22,341       846,947
Citigroup, Inc.                                                                     28,067       601,195
JPMorgan Chase & Co.                                                                33,246     1,427,916
                                                                                             -----------
                                                                                               2,876,058
                                                                                             -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.6%
AT&T, Inc.                                                                          79,856     3,058,485
CenturyTel, Inc.                                                                     3,200       106,368
Embarq Corp.                                                                         8,130       326,013
Verizon Communications, Inc.                                                        39,116     1,425,778
Windstream Corp. (c)                                                                78,030       932,459
                                                                                             -----------
                                                                                               5,849,103
                                                                                             -----------
ELECTRIC UTILITIES -- 0.6%
American Electric Power Co., Inc.                                                   10,500       437,115
DPL, Inc. (c)                                                                       10,500       269,220
Edison International                                                                 7,500       367,650
Exelon Corp.                                                                         3,388       275,343
                                                                                             -----------
                                                                                               1,349,328
                                                                                             -----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                              SHARES        VALUE
--------------------                                                            ----------   -----------
ELECTRICAL EQUIPMENT  -- 0.3%
AMETEK, Inc.                                                                         7,050   $   309,566
Emerson Electric Co.                                                                 7,400       380,804
                                                                                             -----------
                                                                                                 690,370
                                                                                             -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
Flextronics International, Ltd. *                                                    5,200        48,828
Tech Data Corp. *                                                                    7,200       236,160
                                                                                             -----------
                                                                                                 284,988
                                                                                             -----------
ENERGY EQUIPMENT & SERVICES -- 1.8%
Diamond Offshore Drilling, Inc. (c)                                                    900       104,760
Halliburton Co.                                                                      8,314       326,990
National-Oilwell Varco, Inc. *                                                       1,500        87,570
Noble Corp.                                                                          8,118       403,221
Parker Drilling Co. *(c)                                                             8,600        55,556
Precision Drilling Trust                                                             2,400        55,680
Pride International, Inc. *                                                         21,400       747,930
Schlumberger, Ltd.                                                                   6,010       522,870
Superior Energy Services, Inc. *                                                    15,200       602,224
Transocean, Inc. *                                                                   7,379       997,641
                                                                                             -----------
                                                                                               3,904,442
                                                                                             -----------
FOOD & STAPLES RETAILING -- 1.9%
Burger King Holdings, Inc.                                                          18,100       500,646
Costco Wholesale Corp.                                                               2,222       144,363
CVS Caremark Corp.                                                                  19,200       777,792
Safeway, Inc.                                                                       18,310       537,398
Wal-Mart Stores, Inc.                                                               39,260     2,068,217
Walgreen Co.                                                                         4,896       186,489
                                                                                             -----------
                                                                                               4,214,905
                                                                                             -----------
FOOD PRODUCTS -- 0.6%
Archer-Daniels-Midland Co.                                                          10,000       411,600
Bunge, Ltd. (c)                                                                      2,650       230,232
J.M. Smucker Co. (The)                                                               7,000       354,270
Sara Lee Corp.                                                                      18,150       253,737
                                                                                             -----------
                                                                                               1,249,839
                                                                                             -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Hospira, Inc. *(c)                                                                  12,900       551,733
Kinetic Concepts, Inc. *(c)                                                          6,400       295,872
Medtronic, Inc.                                                                      5,545       268,212
                                                                                             -----------
                                                                                               1,115,817
                                                                                             -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
Aetna, Inc.                                                                         15,004       631,518
CIGNA Corp.                                                                          7,100       288,047
Express Scripts, Inc. *                                                              5,400       347,328
Humana, Inc. *                                                                      14,726       660,609
Lincare Holdings, Inc. *(c)                                                          7,500       210,825
McKesson Corp.                                                                      10,982       575,127
Medco Health Solutions, Inc. *                                                       4,400       192,676
UnitedHealth Group, Inc. (c)                                                        19,688       676,480
WellPoint, Inc. *                                                                   10,818       477,398
                                                                                             -----------
                                                                                               4,060,008
                                                                                             -----------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
Bally Technologies, Inc. *(c)                                                        5,300       182,002
Darden Restaurants, Inc.                                                             8,700       283,185
McDonald's Corp.                                                                     7,652       426,752
Royal Caribbean Cruises, Ltd. (c)                                                   16,500       542,850
                                                                                             -----------
                                                                                               1,434,789
                                                                                             -----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                              SHARES        VALUE
--------------------                                                            ----------   -----------
HOUSEHOLD DURABLES -- 0.2%
Snap-On, Inc.                                                                       10,400   $   528,840
                                                                                             -----------
HOUSEHOLD PRODUCTS -- 0.6%
Procter & Gamble Co. (The)                                                          19,089     1,337,566
                                                                                             -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.4%
Constellation Energy Group, Inc.                                                     7,500       662,025
Reliant Energy, Inc. *                                                               6,200       146,630
                                                                                             -----------
                                                                                                 808,655
                                                                                             -----------
INDUSTRIAL CONGLOMERATES -- 1.3%
3M Co.                                                                               3,500       277,025
General Electric Co.                                                                50,285     1,861,048
Tyco International, Ltd.                                                            16,490       726,384
                                                                                             -----------
                                                                                               2,864,457
                                                                                             -----------
INSURANCE -- 1.7%
ACE, Ltd.                                                                            3,600       198,216
Allstate Corp. (The)                                                                 2,959       142,210
American International Group, Inc.                                                  12,985       561,601
Aspen Insurance Holdings, Ltd.                                                       8,200       216,316
Assurant, Inc.                                                                       6,600       401,676
Chubb Corp. (The)                                                                   21,690     1,073,221
Fairfax Financial Holdings, Ltd. (c)                                                 1,100       315,810
Prudential Financial, Inc. (c)                                                       2,337       182,870
Travelers Cos., Inc. (The)                                                          11,900       569,415
                                                                                             -----------
                                                                                               3,661,335
                                                                                             -----------
INTERNET & CATALOG RETAIL -- 0.2%
Amazon.com, Inc. *(c)                                                                5,400       385,020
                                                                                             -----------
INTERNET SOFTWARE & SERVICES -- 0.8%
eBay, Inc. *                                                                        13,072       390,069
Google, Inc. - Class A *                                                             2,800     1,233,316
Yahoo!, Inc. *                                                                       6,355       183,850
                                                                                             -----------
                                                                                               1,807,235
                                                                                             -----------
IT SERVICES -- 0.4%
Accenture, Ltd. - Class A (c)                                                       10,800       379,836
Hewitt Associates, Inc. - Class A *                                                 10,400       413,608
                                                                                             -----------
                                                                                                 793,444
                                                                                             -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Hasbro, Inc.(c)                                                                     19,800       552,420
                                                                                             -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Applera Corp.                                                                        2,900        95,294
Charles River Laboratories International, Inc. *(c)                                  6,480       381,931
Invitrogen Corp. *                                                                   4,000       341,880
                                                                                             -----------
                                                                                                 819,105
                                                                                             -----------
MACHINERY -- 0.4%
Caterpillar, Inc.                                                                    5,200       407,108
Deere & Co.                                                                          6,600       530,904
                                                                                             -----------
                                                                                                 938,012
                                                                                             -----------
MEDIA  -- 0.6%
Citadel Broadcasting Corp. (c)                                                           1             2
Comcast Corp. - Class A (c)                                                         10,209       197,442
News Corp. - Class A                                                                10,675       200,156
Time Warner, Inc.                                                                   17,683       247,915
Viacom, Inc. - Class A *                                                             7,540       298,735
Walt Disney Co. (The)                                                                9,976       313,047
                                                                                             -----------
                                                                                               1,257,297
                                                                                             -----------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                              SHARES        VALUE
--------------------                                                            ----------   -----------
METALS & MINING -- 0.8%
Alcoa, Inc.                                                                          1,550   $    55,893
Cleveland-Cliffs, Inc.                                                               2,800       335,496
Freeport-McMoRan Copper & Gold, Inc.                                                 6,000       577,320
Nucor Corp.                                                                          6,000       406,440
Steel Dynamics, Inc. (c)                                                            12,000       396,480
                                                                                             -----------
                                                                                               1,771,629
                                                                                             -----------
MULTI-UTILITIES -- 0.3%
CMS Energy Corp. (c)                                                                 9,500       128,630
Public Service Enterprise Group, Inc.                                                7,316       294,030
SCANA Corp. (c)                                                                      6,450       235,941
                                                                                             -----------
                                                                                                 658,601
                                                                                             -----------
MULTILINE RETAIL -- 0.1%
Target Corp.                                                                         4,279       216,860
                                                                                             -----------
OIL, GAS & CONSUMABLE FUELS -- 7.4%
Apache Corp.                                                                         5,000       604,100
Canadian Natural Resources, Ltd.                                                     1,900       129,694
Chesapeake Energy Corp. (c)                                                          9,250       426,888
Chevron Corp.                                                                       32,294     2,756,616
ConocoPhillips                                                                      24,229     1,846,492
Devon Energy Corp.                                                                   5,000       521,650
El Paso Corp. (c)                                                                   42,600       708,864
EnCana Corp.                                                                         8,880       672,660
Exxon Mobil Corp.                                                                   66,635     5,635,988
Hess Corp.                                                                           7,920       698,386
Marathon Oil Corp.                                                                   8,159       372,050
Noble Energy, Inc.                                                                   3,300       240,240
Occidental Petroleum Corp.                                                          12,694       928,820
Petro-Canada                                                                        14,900       646,809
Valero Energy Corp.                                                                  2,920       143,401
                                                                                             -----------
                                                                                              16,332,658
                                                                                             -----------
PERSONAL PRODUCTS -- 0.4%
Estee Lauder Companies, Inc. - Class A (c)                                          12,800       586,880
Herbalife, Ltd.                                                                      7,480       355,300
                                                                                             -----------
                                                                                                 942,180
                                                                                             -----------
PHARMACEUTICALS -- 3.8%
Abbott Laboratories                                                                 10,732       591,870
Bristol-Myers Squibb Co.                                                            31,391       668,628
Eli Lilly & Co.                                                                     16,779       865,629
Endo Pharmaceuticals Holdings, Inc. *                                               25,450       609,273
Johnson & Johnson                                                                   14,100       914,667
King Pharmaceuticals, Inc. *(c)                                                     49,800       433,260
Merck & Co., Inc.                                                                   34,516     1,309,882
Pfizer, Inc.                                                                        96,223     2,013,947
Watson Pharmaceuticals, Inc. *(c)                                                   24,600       721,272
Wyeth                                                                                6,856       286,307
                                                                                             -----------
                                                                                               8,414,735
                                                                                             -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
Digital Realty Trust, Inc. *(c)                                                     10,500       213,281
Simon Property Group, Inc. *                                                         3,300       250,404
                                                                                             -----------
                                                                                                 463,685
                                                                                             -----------
ROAD & RAIL -- 1.1%
Burlington Northern Santa Fe Corp.                                                   4,240       391,013
CSX Corp.                                                                            9,700       543,879
Ryder System, Inc. (c)                                                              17,100     1,041,561

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                                              SHARES         VALUE
--------------------                                                            ----------   -----------
Union Pacific Corp. (c)                                                              3,900   $    488,982
                                                                                             ------------
                                                                                                2,465,435
                                                                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.2%
Intel Corp.                                                                         69,607      1,474,276
Lam Research Corp. *                                                                 8,100        309,582
MEMC Electronic Materials, Inc. *                                                    7,600        538,840
Texas Instruments, Inc.                                                              7,584        214,400
Xilinx, Inc.                                                                         9,330        221,587
                                                                                             ------------
                                                                                                2,758,685
                                                                                             ------------
SOFTWARE -- 2.9%
Blackboard, Inc.*(c)                                                                   900         29,997
BMC Software, Inc.*(c)                                                              27,900        907,308
Check Point Software Technologies, Ltd.*                                            27,300        611,520
Lawson Software, Inc. *                                                              3,400         25,602
Microsoft Corp.                                                                    112,117      3,181,880
Oracle Corp. *                                                                      81,466      1,593,475
                                                                                             ------------
                                                                                                6,349,782
                                                                                             ------------
SPECIALTY RETAIL -- 0.4%
Home Depot, Inc.  (The)                                                              8,356        233,717
Men's Wearhouse, Inc. (The) (c)                                                      6,200        144,274
Ross Stores, Inc. (c)                                                               11,900        356,524
Staples, Inc. (c)                                                                    5,000        110,550
                                                                                             ------------
                                                                                                  845,065
                                                                                             ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
NIKE, Inc. - Class B                                                                10,750        731,000
VF Corp.                                                                             4,563        353,678
                                                                                             ------------
                                                                                                1,084,678
                                                                                             ------------
THRIFTS & MORTGAGE FINANCE -- 0.0%
Countrywide Financial Corp. (c)                                                     16,000         88,000
                                                                                             ------------
TOBACCO  -- 0.8%
Altria Group, Inc.                                                                  19,997        443,934
Loews Corp. - Carolina Group                                                         5,000        362,750
Philip Morris International, Inc. *                                                 19,997      1,011,448
                                                                                             ------------
                                                                                                1,818,132
                                                                                             ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
United Rentals, Inc. *(c)                                                           10,700        201,588
                                                                                             ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
NII Holdings, Inc. *(c)                                                              1,500         47,670
                                                                                             ------------
Total Common Stocks
   (Cost $112,888,862)                                                                        118,271,494
                                                                                             ------------
PREFERRED STOCKS -- 0.3%
THRIFTS & MORTGAGE FINANCE -- 0.2%
Federal Home Loan Mortgage Corp. 8.375% (c)                                         11,350        276,940
Federal National Mortgage Assoc. 8.250% (c)                                          8,050        193,602
                                                                                             ------------
Total Preferred Stocks
   (Cost $485,000)                                                                                470,542
                                                                                             ------------
CONVERTIBLE PREFERRED STOCKS -- 0.3%
CAPITAL MARKETS  -- 0.0%
E*Trade Financial Corp. 6.125%, due 11/18/08 (c)                                     7,700         44,275
                                                                                             ------------

MET INVESTORS SERIES TRUST
LEGG MASON PARTNERS MANAGED ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                  SHARES/
                                                                                   PAR
SECURITY DESCRIPTION                                                              AMOUNT        VALUE
--------------------                                                            ----------   -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
CIT Group, Inc. 7.750%, due 11/17/10                                                  6,500   $     78,000
Citigroup, Inc. 6.500%, due 12/31/49                                                  2,000         95,890
                                                                                              ------------
                                                                                                   173,890
                                                                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 0.1%
Six Flags, Inc. 7.250%, due 08/15/09 (c)                                             11,500        138,359
                                                                                              ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
NRG Energy, Inc. 4.000%                                                                 107        214,669
                                                                                              ------------
MEDIA -- 0.1%
Interpublic Group (IPG) - Class B 5.250% (144A) (b)                                     183        155,092
                                                                                              ------------
THRIFTS & MORTGAGE FINANCE -- 0.0%
Federal National Mortgage Assoc. 7.000% (a)                                             400         18,125
                                                                                              ------------
Total Convertible Preferred Stocks
   (Cost $969,937)                                                                                 744,410
                                                                                              ------------
SHORT-TERM INVESTMENTS -- 25.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/08 at 0.900%
   to be repurchased at $2,062,052 on 04/01/08 collateralized by $2,115,000
   U.S. Treasury Bill at 1.374% due 07/31/08 with a value of $2,104,425.        $ 2,062,000      2,062,000
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/08 at 0.870%
   to be repurchased at $199,005 on 04/01/08 collateralized by $190,000 U.S.
   Treasury Inflation Indexed Bond at 2.000% due 01/15/26
   with a value of $207,463.                                                        199,000        199,000
State Street Navigator Securities Lending Prime Portfolio (h)                    53,318,473     53,318,473
                                                                                              ------------
Total Short-Term Investments
   (Cost $55,579,473)                                                                           55,579,473
                                                                                              ------------
TOTAL INVESTMENTS -- 126.8% (Cost $277,752,337#)                                               281,213,493
                                                                                              ------------
Other Assets and Liabilities (net) -- (26.8)%                                                  (59,482,576)
                                                                                              ------------
TOTAL NET ASSETS -- 100.0%                                                                    $221,730,917
                                                                                              ============

Portfolio Footnotes:
* Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $17,301,945 and $13,840,789 respectively, resulting in a net unrealized appreciation of $3,461,156.
(a) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $9,772,429 of net assets.
(c) All or a portion of security is on loan.
(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $545,954 of net assets.
(e) This security is traded on a "to-be-announced" basis.
(f) Zero coupon bond - Interest rate represents current yield to maturity.
(g) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(h) Represents investment of collateral received from securities lending transactions.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

   Level 1 - quoted prices in active markets for identical securities
   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                          $155,548,604           $0
Level 2 - Other Significant Observable Inputs      72,346,416            0
Level 3 - Significant Unobservable Inputs                   0            0
                                                --------------          --
TOTAL                                            $227,895,020           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)


SECURITY DESCRIPTION                                   SHARES         VALUE
--------------------                                  ---------   --------------
COMMON STOCKS -- 95.4%
BIOTECHNOLOGY  -- 1.7%
Amgen, Inc. *                                           559,100   $   23,359,198
                                                                  --------------
CAPITAL MARKETS  -- 2.5%
Goldman Sachs Group, Inc. (The)                          54,400        8,997,216
Merrill Lynch & Co., Inc.                               612,700       24,961,398
                                                                  --------------
                                                                      33,958,614
                                                                  --------------
COMMERCIAL BANKS  -- 1.0%
Wachovia Corp.                                          487,600       13,165,200
                                                                  --------------
COMMUNICATIONS EQUIPMENT  -- 2.2%
Cisco Systems, Inc. *                                 1,237,800       29,818,602
                                                                  --------------
COMPUTERS & PERIPHERALS  -- 5.9%
Hewlett-Packard Co.                                     923,200       42,153,312
International Business Machines Corp.                   323,200       37,213,248
                                                                  --------------
                                                                      79,366,560
                                                                  --------------
CONSUMER FINANCE  -- 2.0%
Capital One Financial Corp. (a)                         549,925       27,067,309
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES  -- 8.0%
Citigroup, Inc.                                       1,969,700       42,190,974
JPMorgan Chase & Co.                                  1,527,500       65,606,125
                                                                  --------------
                                                                     107,797,099
                                                                  --------------
DIVERSIFIED TELECOMMUNICATION SERVICES  -- 2.9%
Qwest Communications International, Inc. (a)          8,640,700       39,142,371
                                                                  --------------
HEALTH CARE PROVIDERS & SERVICES  -- 8.8%
Aetna, Inc.                                           1,512,100       63,644,289
UnitedHealth Group, Inc.                              1,606,500       55,199,340
                                                                  --------------
                                                                     118,843,629
                                                                  --------------
HOUSEHOLD DURABLES  -- 2.7%
Beazer Homes USA, Inc. (a)                              227,050        2,145,623
Centex Corp. (a)                                        539,550       13,062,505
Pulte Homes, Inc. (a)                                 1,062,100       15,453,555
Ryland Group, Inc. (The) (a)                            184,000        6,051,760
                                                                  --------------
                                                                      36,713,443
                                                                  --------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS  -- 6.4% AES Corp. *                    5,152,200      85,887,174
                                                                  --------------

INDUSTRIAL CONGLOMERATES  -- 4.0%
General Electric Co.                                  1,441,100       53,335,111
                                                                  --------------

INSURANCE  -- 3.3%
American International Group, Inc.                    1,011,850       43,762,512
                                                                  --------------
INTERNET & CATALOG RETAIL  -- 7.6%
Amazon.com, Inc. *(a)                                 1,134,346       80,878,870
Expedia, Inc. *(a)                                      953,775       20,878,135
                                                                  --------------
                                                                     101,757,005
                                                                  --------------
INTERNET SOFTWARE & SERVICES  -- 11.9%
eBay, Inc. *                                          1,880,700       56,120,088
Google, Inc. - Class A *                                 94,300       41,536,321
Yahoo!, Inc. *                                        2,159,600       62,477,228
                                                                  --------------
                                                                     160,133,637
                                                                  --------------
IT SERVICES  -- 0.5%
Visa, Inc. - Class A *                                  105,215        6,561,207
                                                                  --------------

MET INVESTORS SERIES TRUST
LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                      SHARES/
                                                        PAR
SECURITY DESCRIPTION                                  AMOUNT         VALUE
--------------------                                 ---------   --------------
LEISURE EQUIPMENT & PRODUCTS  -- 3.0%
Eastman Kodak Co. (a)                                2,291,300   $   40,487,271
                                                                 --------------
MEDIA  -- 2.7%
Time Warner, Inc.                                    2,580,800       36,182,816
                                                                 --------------
METALS & MINING  -- 0.5%
Nucor Corp.                                            105,200        7,126,248
                                                                 --------------
MULTILINE RETAIL  -- 5.6%
J.C. Penney Co., Inc.                                  571,373       21,546,476
Sears Holdings Corp. *(a)                              526,300       53,729,967
                                                                 --------------
                                                                     75,276,443
                                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT -- 1.8%
Texas Instruments, Inc.                                876,125       24,768,054
                                                                 --------------
SOFTWARE  -- 4.1%
CA, Inc. (a)                                         1,118,350       25,162,875
Electronic Arts, Inc. *                                590,600       29,482,752
                                                                 --------------
                                                                     54,645,627
                                                                 --------------
THRIFTS & MORTGAGE FINANCE  -- 4.8%
Countrywide Financial Corp. (a)                      3,181,200       17,496,600
Freddie Mac                                          1,864,600       47,211,672
                                                                 --------------
                                                                     64,708,272
                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES  -- 1.5%
Sprint Nextel Corp. (a)                              2,978,800       19,928,172
                                                                 --------------
Total Common Stocks
   (Cost $1,588,055,862)                                          1,283,791,574
                                                                 --------------
SHORT-TERM INVESTMENTS -- 17.5%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.250% to be
   repurchased at $62,207,389 on 04/01/08
   collateralized by $60,510,000 FHLB
   at 4.375% due 09/17/10 with avalue
   of $63,449,334.                                $ 62,205,229       62,205,229
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.250% to be
   repurchased at $6,953,949 on 04/01/08
   collateralized by $6,575,000 FNMA
   at 5.250% due 08/01/12 with a value
   of $7,092,781.                                    6,953,707        6,953,707
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.250% to be
   repurchased at $593,084 on 04/01/08
   collateralized by $610,000 FNMA
   at 2.330% due 09/03/09 with a value
   of $610,000.                                        593,064          593,064
State Street Navigator Securities
   Lending Prime Portfolio (b)                     166,143,695      166,143,695
                                                                 --------------
Total Short-Term Investments
   (Cost $235,895,695)                                              235,895,695
                                                                 --------------
TOTAL INVESTMENTS -- 112.9%
   (Cost $1,823,951,557#)                                         1,519,687,269
                                                                 --------------
Other Assets and Liabilities (net) -- (12.9)%                      (173,145,249)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,346,542,020
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $53,318,337 and $357,582,625 respectively, resulting in a net unrealized depreciation of $304,264,288.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $1,353,543,574                $0
Level 2 - Other Significant Observable Inputs                0                 0
Level 3 - Significant Unobservable Inputs                    0                 0
                                                --------------   ---------------
TOTAL                                           $1,353,543,574                $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                    ------------ ----------
MUNICIPAL BOND -- 0.1%
VIRGINIA -- 0.1%
Tobacco Settlement Financing Corp. 6.706%, due 06/01/46
  (Cost $1,409,685)                                     $  1,410,000 $1,279,138
                                                                     ----------
ASSET-BACKED SECURITIES -- 0.2%
Citibank Credit Card Issuance Trust 5.375%, due
  04/10/13                                                   600,000    937,282
MBNA Credit Card Master Note 4.150%, due 04/19/10            665,000  1,024,565
                                                                     ----------
Total Asset-Backed Securities
  (Cost $1,666,562)                                                   1,961,847
                                                                     ----------
DOMESTIC BONDS & DEBT SECURITIES -- 19.0%
AEROSPACE & DEFENSE -- 0.1%
Embraer Overseas, Ltd. 6.375%, due 01/24/17                1,470,000  1,470,000
                                                                     ----------
AIRLINES -- 0.4%
Delta Air Lines, Inc.
   8.954%, due 08/10/14 (144A)(a)                          2,080,936  1,914,461
   8.021%, due 08/10/22 (144A)(a)                          2,055,198  1,870,230
                                                                     ----------
                                                                      3,784,691
                                                                     ----------
AUTO COMPONENTS -- 0.1%
Goodyear Tire & Rubber Co. 7.000%, due 03/15/28            1,228,000  1,006,960
                                                                     ----------
AUTOMOBILES -- 0.7%
Ford Motor Co.
   6.625%, due 10/01/28                                    5,610,000  3,450,150
   7.450%, due 07/16/31                                    1,400,000    931,000
General Motors Corp.
   8.250%, due 07/15/23                                    3,290,000  2,319,450
   8.375%, due 07/15/33 (b)                                   75,000     53,250
   7.250%, due 07/03/13 (j)(b)                               275,000    345,504
   7.400%, due 09/01/25                                      215,000    144,050
                                                                     ----------
                                                                      7,243,404
                                                                     ----------
BUILDING PRODUCTS -- 0.2%
Lafarge S.A.
   5.375%, due 06/26/17 (j)                                  350,000    504,145
   4.750%, due 03/23/20 (j)                                  275,000    360,157
Owens Corning, Inc.
   6.500%, due 12/01/16                                       90,000     74,481
   7.000%, due 12/01/36                                      140,000    100,549
USG Corp.
   6.300%, due 11/15/16                                      195,000    155,025
   8.000%, due 01/15/18                                    1,495,000  1,338,025
                                                                     ----------
                                                                      2,532,382
                                                                     ----------
CAPITAL MARKETS -- 0.3%
Goldman Sachs Group, Inc. (The)
   4.723%, due 05/23/16 (j)                                1,650,000  2,275,305
   6.875%, due 01/18/38 (k)                                  500,000    939,507
                                                                     ----------
                                                                      3,214,812
                                                                     ----------
CHEMICALS -- 0.1%
Hercules, Inc. 6.500%, due 06/30/29                           10,000      8,050
LPG International, Inc. 7.250%, due 12/20/15 (b)           1,465,000  1,466,831
                                                                     ----------
                                                                      1,474,881
                                                                     ----------
COMMERCIAL BANKS -- 2.0%
Asian Development Bank 2.350%, due 06/21/27 (m)          210,000,000  2,237,870

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   PAR AMOUNT      VALUE
--------------------                                 -------------- -----------
BNP Paribas 4.730%, due 04/29/49 (j)                 $      200,000 $   260,625
Canara Bank (London Branch) 6.365%, due 11/28/21          1,700,000   1,515,951
European Investment Bank
   1.250%, due 09/20/12 (b)(m)                          322,000,000   3,274,726
   6.500%, due 08/12/14 (q)                               4,510,000   2,110,269
HSBC Bank USA 2.795%, due 05/17/12 (144A) (a)(c)(p)       3,500,000   1,072,268
ICICI Bank, Ltd. 6.375%, due 04/30/22 (144A) (a)          1,955,000   1,684,049
Inter-American Development Bank 1.900%, due
  07/08/09 (m)                                           68,000,000     690,515
Kreditanstalt fuer Wiederaufbau
   1.850%, due 09/20/10 (m)                             453,000,000   4,655,774
   2.600%, due 06/20/37 (m)                              84,000,000     871,596
Lloyds TSB Bank Plc 4.385%, due 05/29/49 (j)                365,000     457,456
PPR 4.000%, due 01/29/13 (j)                                250,000     357,260
RBS Capital Trust C 4.243%, due 12/29/49 (j)                325,000     398,785
Wells Fargo & Co. 4.625%, due 11/02/35 (k)                  515,000     802,770
                                                                    -----------
                                                                     20,389,914
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
United Rentals North America, Inc. 7.750%, due
  11/15/13 (b)                                            1,000,000     815,000
                                                                    -----------
COMMUNICATIONS EQUIPMENT -- 0.0%
Motorola Inc.
   6.500%, due 11/15/28                                     170,000     132,634
   6.625%, due 11/15/37                                     195,000     150,820
   5.220%, due 10/01/97                                     170,000      91,661
                                                                    -----------
                                                                        375,115
                                                                    -----------
CONSUMER FINANCE -- 1.2%
FCE Bank Plc 7.875%, due 02/15/11 (k)                       450,000     751,655
Ford Motor Credit Co. LLC
   8.625%, due 11/01/10                                   2,070,000   1,804,570
   7.000%, due 10/01/13                                   7,000,000   5,465,943
   5.700%, due 01/15/10                                     585,000     508,422
   9.750%, due 09/15/10                                     160,000     142,597
GMAC LLC
   6.875%, due 09/15/11-08/28/12                            490,000     373,384
   6.000%, due 12/15/11                                     975,000     729,367
   6.625%, due 05/15/12                                     560,000     423,984
   5.276%, due 12/01/14                                     445,000     338,677
   6.750%, due 12/01/14                                   1,100,000     779,422
   8.000%, due 11/01/31                                   1,200,000     861,863
                                                                    -----------
                                                                     12,179,884
                                                                    -----------
CONTAINERS & PACKAGING -- 0.0%
OI European Group B.V. 6.875%, due 03/31/17
  (144A)(a)(j)                                              100,000     149,343
                                                                    -----------
DISTRIBUTORS -- 0.1%
Marfrig Overseas, Ltd. 9.625%, due 11/16/16
  (144A) (a)(b)                                           1,380,000   1,324,800
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 2.5%
BNP Paribas S.A. 8.316%, due 06/13/11
  (144A)(a)(c)(l)                                     8,241,755,000     642,866
CIT Group, Inc.
   4.250%, due 09/22/11-03/17/15 (j)                        795,000     804,186
   3.800%, due 11/14/12 (j)                                 700,000     693,628
   7.625%, due 11/30/12                                  11,942,000   9,983,512
   5.500%, due 12/20/16 (k)                                 200,000     255,696
General Electric Capital Corp. 0.451%, due 03/21/12
  (c)(m)                                                 60,000,000     588,087
JPMorgan Chase & Co.
   2.679%, due 06/08/12 (144A)(a)(c)(p)                   6,383,540   1,778,849
   7.022%, due 09/10/12 (144A)(a)(c)(l)               9,380,000,000     626,488
   4.087%, due 10/22/12 (144A)(a)(c)(n)               2,280,000,000   1,815,620
   3.914%, due 11/01/12 (144A)(a)(c)(n)                 183,200,000     146,349
Level 3 Financing, Inc.
   9.250%, due 11/01/14                                      50,000      41,125
   8.750%, due 02/15/17                                      55,000      42,075

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
Merrill Lynch & Co., Inc. 10.710%, due 03/08/17 (f)      $2,900,000 $ 1,443,189
Morgan Stanley 5.375%, due 11/14/13 (k)                   1,110,000   2,032,353
Network Rail MTN Finance Plc 4.875%, due 03/06/09 (k)       505,000   1,004,320
Residential Capital LLC
   8.125%, due 11/21/08 (b)                                   5,000       3,475
   8.500%, due 06/01/12                                     225,000     111,375
SLM Corp.
   4.000%, due 01/15/10                                      20,000      16,816
   5.375%, due 01/15/13-05/15/14                            415,000     314,027
   5.000%, due 10/01/13-06/15/18                          3,295,000   2,343,178
   5.050%, due 11/14/14                                     790,000     575,097
   5.625%, due 08/01/33                                   1,340,000     916,145
                                                                    -----------
                                                                     26,178,456
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
Alcatel-Lucent 6.375%, due 04/07/14 (j)                     200,000     251,276
AT&T, Inc. 6.500%, due 09/01/37                           2,205,000   2,188,253
Axtel S.A.B. de C.V. 7.625%, due 02/01/17 (144A) (a)      1,660,000   1,672,450
Excelcomindo Finance Co. B.V. 7.125%, due 01/18/13
  (144A) (a)                                                955,000     940,675
France Telecom S.A. 3.625%, due 10/14/15 (b)(j)             905,000   1,290,169
GTE Corp. 6.940%, due 04/15/28                               55,000      55,665
Hanarotelecom, Inc. 7.000%, due 02/01/12 (144A) (a)       2,300,000   2,343,125
Level 3 Communications, Inc. 3.500%, due 06/15/12         1,320,000     910,800
New England Telephone and Telegraph Co. 7.875%, due
  11/15/29                                                  415,000     456,185
Northern Telecom Capital 7.875%, due 06/15/26               960,000     604,800
Qwest Capital Funding, Inc.
   6.500%, due 11/15/18                                     870,000     709,050
   7.625%, due 08/03/21                                   1,070,000     909,500
   6.875%, due 07/15/28                                     835,000     659,650
   7.750%, due 02/15/31                                   1,445,000   1,221,025
Qwest Corp. 6.875%, due 09/15/33                            590,000     474,950
Royal KPN N.V. 4.750%, due 01/17/17 (j)                     100,000     139,411
Sprint Capital Corp.
   6.900%, due 05/01/19                                     925,000     729,733
   6.875%, due 11/15/28                                   1,405,000   1,049,192
Telecom Italia Capital S.A. 4.950%, due 09/30/14            310,000     282,500
Verizon Communications, Inc. 5.850%, due 09/15/35           390,000     356,424
Verizon Maryland, Inc. 5.125%, due 06/15/33                 130,000     104,458
Verizon New York, Inc. 7.375%, due 04/01/32               3,400,000   3,564,261
                                                                    -----------
                                                                     20,913,552
                                                                    -----------
FOOD & STAPLES RETAILING -- 0.3%
Safeway, Inc. 6.350%, due 08/15/17                        2,500,000   2,647,160
                                                                    -----------
FOOD PRODUCTS -- 0.7%
Albertson's, Inc. 7.450%, due 08/01/29                    5,470,000   5,064,159
Cosan Finance, Ltd. 7.000%, due 02/01/17 (144A) (a)         105,000      97,125
Kraft Foods, Inc.
   6.500%, due 08/11/17                                   1,110,000   1,140,791
   7.000%, due 08/11/37                                     905,000     907,699
                                                                    -----------
                                                                      7,209,774
                                                                    -----------
GAS UTILITIES -- 0.1%
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17
  (144A) (a)                                                865,000     722,275
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Boston Scientific Corp.
   5.450%, due 06/15/14                                      65,000      59,963
   6.400%, due 06/15/16                                     470,000     440,625

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    PAR AMOUNT   VALUE
--------------------                                    ---------- ----------
7.000%, due 11/15/35                                    $  770,000 $  673,750
                                                                   ----------
                                                                    1,174,338
                                                                   ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.9%
HCA, Inc.
   6.750%, due 07/15/13                                    100,000     88,500
   6.375%, due 01/15/15                                    185,000    156,556
   7.190%, due 11/15/15                                    190,000    162,114
   8.360%, due 04/15/24                                    805,000    672,240
   7.690%, due 06/15/25                                    615,000    490,491
   7.500%, due 12/15/23-11/06/33                         5,140,000  3,999,588
   6.250%, due 02/15/13                                     45,000     39,150
   5.750%, due 03/15/14                                     60,000     49,500
   6.500%, due 02/15/16 (b)                              2,185,000  1,851,788
   7.580%, due 09/15/25                                    600,000    472,646
   7.050%, due 12/01/27                                     80,000     58,735
   7.750%, due 07/15/36                                    215,000    166,169
Tenet Healthcare Corp. 6.875%, due 11/15/31                720,000    507,600
                                                                   ----------
                                                                    8,715,077
                                                                   ----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Six Flags, Inc.
   9.750%, due 04/15/13 (b)                                680,000    394,400
   9.625%, due 06/01/14 (b)                              2,745,000  1,564,650
                                                                   ----------
                                                                    1,959,050
                                                                   ----------
HOUSEHOLD DURABLES -- 0.6%
Desarrolladora Homex S.A. de C.V. 7.500%, due 09/28/15     985,000    982,538
K. Hovnanian Enterprises, Inc.
   7.750%, due 05/15/13 (b)                                 30,000     16,050
   6.375%, due 12/15/14                                    170,000    115,600
   8.875%, due 04/01/12 (b)                                150,000     83,250
   6.250%, due 01/15/15 (b)                                530,000    357,750
   6.250%, due 01/15/16                                  1,280,000    870,400
   7.500%, due 05/15/16 (b)                                 15,000     10,500
Lennar Corp.
   5.125%, due 10/01/10                                    160,000    139,200
   5.500%, due 09/01/14                                    195,000    148,200
   5.600%, due 05/31/15                                    180,000    134,100
   6.500%, due 04/15/16                                    535,000    406,600
Pulte Homes, Inc.
   5.200%, due 02/15/15                                     35,000     29,925
   6.375%, due 05/15/33                                  1,580,000  1,240,300
   6.000%, due 02/15/35                                  1,925,000  1,491,875
                                                                   ----------
                                                                    6,026,288
                                                                   ----------
INDUSTRIAL CONGLOMERATES -- 0.5%
Borden, Inc.
   8.375%, due 04/15/16                                  3,030,000  2,075,550
   9.200%, due 03/15/21                                  1,910,000  1,279,700
   7.875%, due 02/15/23                                     60,000     37,200
Wendel
   4.875%, due 05/26/16 (j)                                750,000    934,041
   4.375%, due 08/09/17 (j)                                450,000    499,889
                                                                   ----------
                                                                    4,826,380
                                                                   ----------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     PAR AMOUNT    VALUE
--------------------                                     ---------- -----------
MACHINERY -- 0.0%
Cummins, Inc. 6.750%, due 02/15/27                       $  509,000 $   507,600
                                                                    -----------
MEDIA -- 1.1%
Clear Channel Communications, Inc.
   5.750%, due 01/15/13                                     520,000     413,809
   4.900%, due 05/15/15                                      55,000      36,901
   5.500%, due 12/15/16                                   2,720,000   1,871,871
   6.875%, due 06/15/18                                       5,000       3,625
Comcast Corp.
   5.650%, due 06/15/35                                     265,000     225,748
   6.950%, due 08/15/37                                   6,735,000   6,784,243
News America, Inc. 6.150%, due 03/01/37                     305,000     289,053
Shaw Communications, Inc. 6.150%, due 05/09/16 (g)        1,720,000   1,609,613
Time Warner, Inc. 6.500%, due 11/15/36                       45,000      41,412
                                                                    -----------
                                                                     11,276,275
                                                                    -----------
METALS & MINING -- 0.3%
Ranhill Labuan, Ltd. 12.500%, due 10/26/11 (144A) (a)     1,230,000   1,107,000
United States Steel Corp. 6.650%, due 06/01/37              945,000     801,123
Vale Overseas, Ltd. 6.875%, due 11/21/36                  1,530,000   1,500,494
                                                                    -----------
                                                                      3,408,617
                                                                    -----------
MULTILINE RETAIL -- 0.3%
JC Penney, Inc.
   5.750%, due 02/15/18                                     230,000     212,357
   6.375%, due 10/15/36                                   3,110,000   2,650,831
                                                                    -----------
                                                                      2,863,188
                                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 1.2%
Anadarko Petroleum Corp.
   5.950%, due 09/15/16                                     395,000     409,165
   6.450%, due 09/15/36                                     290,000     296,291
Chesapeake Energy Corp.
   6.250%, due 01/15/17 (j)                                 650,000     932,209
   6.500%, due 08/15/17                                     155,000     150,350
   6.875%, due 11/15/20                                     600,000     585,000
Colorado Interstate Gas Co. 6.800%, due 11/15/15              5,000       5,180
El Paso Corp. 6.950%, due 06/01/28                            5,000       4,700
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due
  11/01/15 (144A) (a)                                       850,000     801,125
Midamerican Energy Holdings Co. 6.500%, due 09/15/37        595,000     598,247
NGC Corp. Capital Trust, Series B 8.316%, due 06/01/27      540,000     465,750
Petrobras International Finance Co. 5.875%, due 03/01/18  1,600,000   1,569,336
Tennessee Gas Pipeline Co. 7.000%, due 10/15/28 (b)       4,635,000   4,641,512
TXU Corp.
   5.550%, due 11/15/14                                     630,000     495,080
   6.500%, due 11/15/24                                   1,620,000   1,158,427
   6.550%, due 11/15/34                                     120,000      85,317
                                                                    -----------
                                                                     12,197,689
                                                                    -----------
PAPER & FOREST PRODUCTS -- 0.6%
Georgia-Pacific Corp.
   7.125%, due 01/15/17                                     415,000     346,525
   8.000%, due 01/15/24                                   2,300,000   2,035,500
   7.250%, due 06/01/28                                     120,000      98,400
   7.750%, due 11/15/29                                   1,995,000   1,685,775
   8.875%, due 05/15/31                                   1,960,000   1,754,200
Sappi Papier Holding AG 7.500%, due 06/15/32 (144A) (a)     715,000     489,997
                                                                    -----------
                                                                      6,410,397
                                                                    -----------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      PAR AMOUNT   VALUE
--------------------                                      ---------- ----------
PHARMACEUTICALS -- 0.6%
Bristol-Myers Squibb Co. 4.625%, due 11/15/21 (j)         $  300,000 $  420,251
Johnson & Johnson 5.950%, due 08/15/37                     5,000,000  5,321,755
                                                                     ----------
                                                                      5,742,006
                                                                     ----------
REAL ESTATE -- 0.1%
Highwoods Properties, Inc. 5.850%, due 03/15/17            1,190,000  1,016,495
                                                                     ----------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.0%
Colonial Realty LP 6.050%, due 09/01/16                      175,000    143,654
                                                                     ----------
ROAD & RAIL -- 0.1%
CSX Corp. 6.250%, due 03/15/18                             1,270,000  1,255,622
                                                                     ----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.0%
Amkor Technology, Inc. 7.750%, due 05/15/13                  105,000     96,206
                                                                     ----------
SOFTWARE -- 0.0%
Bite Finance International B.V. 8.106%, due 03/15/14
  (144A) (j)(a)                                              280,000    354,830
                                                                     ----------
SPECIALTY RETAIL -- 0.7%
Edcon Proprietary, Ltd.
   7.856%, due 06/15/14 (144A)(a)(j)                         870,000    914,312
   7.856%, due 06/15/14 (j)                                  610,000    641,069
Home Depot, Inc. 5.875%, due 12/16/36                      3,305,000  2,706,418
Toys R US, Inc.
   7.875%, due 04/15/13 (b)                                  565,000    426,575
   7.375%, due 10/15/18                                    3,615,000  2,521,463
                                                                     ----------
                                                                      7,209,837
                                                                     ----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
Kellwood Co. 7.625%, due 10/15/17                          1,250,000    928,125
                                                                     ----------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Countrywide Financial Corp. 2.849%, due 12/19/08 (d)         160,000    151,219
Countrywide Home Loans, Inc., Series L 4.000%, due
  03/22/11                                                   454,000    405,173
Odebrecht Finance, Ltd. 7.500%, due 10/18/17 (144A) (a)      400,000    415,000
Residential Capital LLC
   8.375%, due 06/30/10                                       10,000      5,075
   8.500%, due 04/17/13                                    1,480,000    725,200
   8.875%, due 06/30/15                                      750,000    367,500
                                                                     ----------
                                                                      2,069,167
                                                                     ----------
TOBACCO -- 0.1%
Reynolds American, Inc.
   6.750%, due 06/15/17                                      510,000    521,220
   7.250%, due 06/15/37                                      125,000    125,469
                                                                     ----------
                                                                        646,689
                                                                     ----------
WATER UTILITIES -- 0.2%
Veolia Environment
   4.000%, due 02/12/16 (j)                                1,100,000  1,565,065
   5.125%, due 05/24/22 (j)                                  235,000    328,856
                                                                     ----------
                                                                      1,893,921
                                                                     ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Nextel Communications, Inc.
   7.375%, due 08/01/15                                      450,000    346,737
   Series E 6.875%, due 10/31/13                              47,000     37,158
   Series F 5.950%, due 03/15/14                             219,000    162,248
SK Telecom Co., Ltd. 6.625%, due 07/20/27 (144A) (a)       1,175,000  1,196,797

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 PAR AMOUNT       VALUE
--------------------                               --------------- ------------
Sprint Nextel Corp. 6.000%, due 12/01/16           $       109,000 $     84,881
                                                                   ------------
                                                                      1,827,821
                                                                   ------------
Total Domestic Bonds & Debt Securities
  (Cost $206,474,436)                                               196,181,675
                                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 1.1%
U.S. Treasury Bond
   4.500%, due 02/15/36                                  8,440,000    8,721,558
   4.750%, due 02/15/37                                  2,665,000    2,867,167
                                                                   ------------
Total U.S. Government & Agency Obligations
  (Cost $10,423,612)                                                 11,588,725
                                                                   ------------
FOREIGN BONDS & DEBT SECURITIES -- 3.2%
ARGENTINA -- 0.0%
Argentina Bonos 3.092%, due 08/03/12                       540,000      288,225
                                                                   ------------
BRAZIL -- 0.1%
Federative Republic of Brazil 10.250%, due
  01/10/28 (f)                                           2,100,000    1,119,952
ISA Capital do Brasil S.A. 7.875%, due 01/30/12
  (144A) (a)                                               105,000      108,675
                                                                   ------------
                                                                      1,228,627
                                                                   ------------
COLOMBIA -- 0.4%
Colombia Government International Bond
   11.750%, due 03/01/10 (h)                           489,000,000      270,116
   12.000%, due 10/22/15 (b)(h)                      5,179,000,000    2,970,869
   8.125%, due 05/21/24 (b)                                230,000      268,640
Republic of Colombia
   7.375%, due 01/27/17 (b)                                115,000      127,477
   9.850%, due 06/28/27 (h)                            875,000,000      430,508
                                                                   ------------
                                                                      4,067,610
                                                                   ------------
EGYPT -- 0.1%
Arab Republic of Egypt 8.750%, due 07/18/12
  (144A)(a)(i)                                           8,385,000    1,567,111
                                                                   ------------
GERMANY -- 0.4%
Bundesrepublik Deutschland
   6.500%, due 07/04/27 (j)                                845,000    1,674,469
   4.000%, due 01/04/37 (j)                              1,635,000    2,361,389
                                                                   ------------
                                                                      4,035,858
                                                                   ------------
IRELAND -- 0.2%
Depfa ACS Bank 0.750%, due 09/22/08 (m)                170,000,000    1,701,055
                                                                   ------------
SINGAPORE -- 0.9%
Singapore Government Bond 4.625%, due 07/01/10 (r)      11,345,000    8,894,093
                                                                   ------------
SOUTH AFRICA -- 0.4%
Republic of South Africa 4.500%, due 04/05/16 (j)        2,720,000    3,752,637
                                                                   ------------
UNITED KINGDOM -- 0.3%
BskyB Finance UK Plc 5.750%, due 10/20/17 (k)              555,000    1,012,080
HSBC Bank Plc London 3.002%, due 04/18/12
  (144A)(a)(c)(p)                                        7,655,000    2,362,197
                                                                   ------------
                                                                      3,374,277
                                                                   ------------
URUGUAY -- 0.4%
Uruguay Government International Bond 4.250%, due
  04/05/27 (s)                                          68,000,000    3,713,181
                                                                   ------------
Total Foreign Bonds & Debt Securities
  (Cost $28,697,350)                                                 32,622,674
                                                                   ------------
FOREIGN BONDS & DEBT SECURITES - EMERGING MARKETS
  -- 0.8%
SOVEREIGN -- 0.8%
Indonesia Treasury Bond 11.000%, due 12/15/12 (l)   13,023,000,000    1,445,968
Mexican Bonos 8.000%, due 12/07/23 (o)                  33,500,000    3,286,420

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                          SHARES/
                                                            PAR
SECURITY DESCRIPTION                                      AMOUNT       VALUE
--------------------                                     ---------- -----------
Poland Government Bond 5.750%, due 03/24/10 (q)          $7,350,000 $ 3,264,738
                                                                    -----------
                                                                      7,997,126
                                                                    -----------
Total Foreign Bonds & Debt Securities - Emerging
  Markets (Cost $7,430,183)                                           7,997,126
                                                                    -----------
CONVERTIBLE BONDS -- 0.8%
BIOTECHNOLOGY -- 0.2%
Vertex Pharmaceuticals, Inc. 4.750%, due 02/15/13         1,880,000   2,251,300
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
Level 3 Communications, Inc.
   6.000%, due 09/15/09-03/15/10                            645,000     574,063
   2.875%, due 07/15/10                                   1,310,000     921,912
   5.250%, due 12/15/11                                     255,000     200,175
                                                                    -----------
                                                                      1,696,150
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.0%
Avnet, Inc. 2.000%, due 03/15/34                            140,000     158,200
                                                                    -----------
PHARMACEUTICALS -- 0.1%
Valeant Pharmaceuticals 3.000%, due 08/16/10              1,150,000   1,052,250
                                                                    -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
iStar Financial, Inc. 5.229%, due 10/01/12 (d)            1,150,000     814,775
                                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.1%
Kulicke & Soffa Industries, Inc. 0.875%, due 06/01/12       910,000     627,900
                                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.0%
Kellwood Co. 3.500%, due 06/15/34                           500,000     502,500
                                                                    -----------
THRIFTS & MORTGAGE FINANCE -- 0.1%
Countrywide Financial Corp.
   0.758%, due 04/15/37 (d)                                 319,000     283,910
   0.815%, due 05/15/37 (d)                                 916,000     787,760
                                                                    -----------
                                                                      1,071,670
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
NII Holdings, Inc. 3.125%, due 06/15/12                     400,000     319,500
                                                                    -----------
Total Convertible Bonds
  (Cost $8,830,759)                                                   8,494,245
                                                                    -----------
COMMON STOCKS -- 65.2%
BIOTECHNOLOGY -- 3.1%
Actelion, Ltd. *(b)                                         283,199  15,464,739
Gilead Sciences, Inc. *                                     313,535  16,156,458
                                                                    -----------
                                                                     31,621,197
                                                                    -----------
CAPITAL MARKETS -- 4.6%
Blackrock, Inc. (b)                                          63,618  12,989,523
Goldman Sachs Group, Inc. (The)                              59,154   9,783,480
Julius Baer Holding AG                                      128,452   9,488,436
Man Group Plc                                             1,391,793  15,319,873
                                                                    -----------
                                                                     47,581,312
                                                                    -----------
CHEMICALS -- 3.7%
Monsanto Co.                                                234,228  26,116,422
Potash Corp. of Saskatchewan, Inc.                           78,090  12,120,349
                                                                    -----------
                                                                     38,236,771
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.7%
Avery Dennison Corp.                                        118,480   5,835,140
Capita Group Plc                                            868,503  11,698,721
                                                                    -----------
                                                                     17,533,861
                                                                    -----------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- -----------
COMMUNICATIONS EQUIPMENT -- 1.7%
Research In Motion, Ltd. *                                 154,780 $17,374,055
                                                                   -----------
COMPUTERS & PERIPHERALS -- 1.6%
Apple, Inc. *                                              112,649  16,165,131
                                                                   -----------
CONSTRUCTION & ENGINEERING -- 0.6%
China Communications Construction Co., Ltd.              2,951,181   6,535,496
                                                                   -----------
CONTAINERS & PACKAGING -- 1.1%
Owens Brockway Glass Container, Inc. (j)                   300,000     452,771
Owens-Illinois, Inc. *                                     185,852  10,487,628
                                                                   -----------
                                                                    10,940,399
                                                                   -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.6%
Bolsa de Mercadorias e Futuros - BM&F                      989,340   8,959,996
CME Group, Inc.                                             19,848   9,310,697
IntercontinentalExchange, Inc. *                            49,583   6,470,581
JPMorgan Chase & Co.                                       294,569  12,651,739
                                                                   -----------
                                                                    37,393,013
                                                                   -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
AT&T, Inc.                                                 263,980  10,110,434
                                                                   -----------
ELECTRICAL EQUIPMENT -- 6.0%
ABB, Ltd. (b)                                              925,078  24,884,251
First Solar, Inc. *                                         66,026  15,261,250
Gamesa Corp. Tecnologica S.A.                              304,254  13,895,929
General Cable Corp. *(b)                                   144,036   8,508,206
                                                                   -----------
                                                                    62,549,636
                                                                   -----------
ENERGY EQUIPMENT & SERVICES -- 3.1%
BJ Services Co.                                            347,888   9,918,287
Halliburton Co.                                            185,990   7,314,986
Transocean, Inc. *                                         107,639  14,552,793
                                                                   -----------
                                                                    31,786,066
                                                                   -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
Covidien, Ltd.                                             254,130  11,245,252
Intuitive Surgical, Inc. *                                  33,570  10,888,430
                                                                   -----------
                                                                    22,133,682
                                                                   -----------
HOTELS, RESTAURANTS & LEISURE -- 1.5%
McDonald's Corp.                                           274,823  15,326,879
                                                                   -----------
INTERNET & CATALOG RETAIL -- 0.9%
Priceline.com, Inc. *(b)                                    74,643   9,021,353
                                                                   -----------
INTERNET SOFTWARE & SERVICES -- 0.6%
Google, Inc. - Class A *                                    14,617   6,438,350
                                                                   -----------
IT SERVICES - 4.0%
MasterCard, Inc. - Class A (b)                             120,228  26,809,642
Visa, Inc. - Class A *                                     232,396  14,492,214
                                                                   -----------
                                                                    41,301,856
                                                                   -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
Li Ning Co., Ltd.                                        1,857,803   5,239,871
                                                                   -----------
MACHINERY -- 1.9%
Deere & Co.                                                118,738   9,551,285
Flowserve Corp.                                             99,840  10,421,299
                                                                   -----------
                                                                    19,972,584
                                                                   -----------
MEDIA -- 1.0%
News Corp. - Class A                                       538,274  10,092,638
                                                                   -----------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES      VALUE
--------------------                                    --------- ------------
METALS & MINING -- 3.2%
ArcelorMittal                                             140,018 $ 11,453,472
Freeport-McMoRan Copper & Gold, Inc.                      121,194   11,661,287
Rio Tinto Plc (ADR) (b)                                    23,221    9,563,337
                                                                  ------------
                                                                    32,678,096
                                                                  ------------
OIL, GAS & CONSUMABLE FUELS -- 4.2%
Exxon Mobil Corp.                                          68,371    5,782,819
Petroleo Brasileiro S.A.                                  297,845   15,285,521
Southwestern Energy Co. *                                 466,412   15,713,420
Total S.A.                                                 86,490    6,437,831
                                                                  ------------
                                                                    43,219,591
                                                                  ------------
PHARMACEUTICALS -- 1.0%
Novo Nordisk A/S, Series B (b)                            158,972   10,887,708
                                                                  ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.0%
China Overseas Land & Investment, Ltd.                  5,667,642   10,436,490
                                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.1%
MEMC Electronic Materials, Inc. *                         166,567   11,809,600
                                                                  ------------
SOFTWARE -- 2.6%
Nintendo Co., Ltd. (b)                                     33,635   17,394,492
Oracle Corp. *                                            489,116    9,557,327
                                                                  ------------
                                                                    26,951,819
                                                                  ------------
SPECIALTY RETAIL -- 2.8%
Esprit Holdings, Ltd.                                     864,900   10,370,740
TJX Co., Inc. (The)                                       311,197   10,291,285
Urban Outfitters, Inc. *                                  274,324    8,600,057
                                                                  ------------
                                                                    29,262,082
                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
NIKE, Inc. - Class B                                      130,739    8,890,252
                                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES -- 4.1%
America Movil S.A. de C.V. (b)                          5,801,634   18,497,046
China Mobile (Hong Kong), Ltd.                          1,005,091   15,035,777
Turkcell Iletisim Hizmet AS                             1,056,228    8,954,660
                                                                  ------------
                                                                    42,487,483
                                                                  ------------
Total Common Stocks
  (Cost $635,286,267)                                              673,977,705
                                                                  ------------
PREFERRED STOCKS -- 0.3%
THRIFTS & MORTGAGE FINANCE -- 0.3%
Federal Home Loan Mortgage Corp. 8.375%                    45,766    1,116,690
Federal National Mortgage Assoc. 8.250%                    65,000    1,563,250
                                                                  ------------
                                                                     2,679,940
                                                                  ------------
Total Preferred Stocks
  (Cost $2,769,150)                                                  2,679,940
                                                                  ------------
CONVERTIBLE PREFERRED STOCK -- 0.0%
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
Lucent Technologies Capital Trust I 7.750%, due
  03/15/17
  (Cost $440,121)                                             548      395,930
                                                                  ------------
WARRANTS -- 2.7%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.6%
Bharti Airtel, Ltd., expires 03/17/11 (144A) * (a)        843,060   17,105,688
                                                                  ------------
WATER UTILITIES -- 1.1%
Bharat Heavy Electricals, Ltd., expires 09/01/10
  (144A) *(a)                                             213,651   10,958,587
                                                                  ------------

MET INVESTORS SERIES TRUST
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                PAR AMOUNT       VALUE
--------------------                               ------------ --------------
Total Warrants
  (Cost $27,458,836)                                            $   28,064,275
                                                                --------------
SHORT-TERM INVESTMENTS -- 16.3%
State Street Bank & Trust Co., Repurchase
  Agreement, dated 03/31/08 at 1.250% to be
  repurchased at $54,943,908 on 04/01/08
  collateralized by $42,000,000 U.S. Treasury
  Bond at 6.875% due 08/15/25 with a value of
  $56,332,500.                                     $ 54,942,000     54,942,000
State Street Navigator Securities Lending Prime
  Portfolio (e)                                     113,749,992    113,749,992
                                                                --------------
Total Short-term Investments
  (Cost $168,691,992)                                              168,691,992
                                                                --------------
TOTAL INVESTMENTS -- 109.7% (Cost $1,099,578,953#)               1,133,935,272
                                                                --------------
Other Assets and Liabilities (net) -- (9.7)%                       (99,900,412)
                                                                --------------
TOTAL NET ASSETS -- 100.0%                                      $1,034,034,860
                                                                ==============

Portfolio Footnotes:
*     Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $80,806,805 and $46,450,486 respectively, resulting in a net unrealized appreciation of $34,356,319.
(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $56,182,292 of net assets.
(b)   All or a portion of security is on loan.
(c)   Zero coupon bond--Interest rate represents current yield to maturity.
(d) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.
(e) Represents investment of collateral received from securities lending transactions.
(f)   Par shown in Brazilian Real. Value is shown in USD.
(g)   Par shown in Canadian Dollar. Value is shown in USD.
(h)   Par shown in Colombian Peso. Value is shown in USD.
(i)   Par shown in Egyptian Pound. Value is shown in USD.
(j)   Par shown in Euro Currency. Value is shown in USD.
(k)   Par shown in Pound Sterling. Value is shown in USD.
(l)   Par shown in Indonesian Rupiah. Value is shown in USD.
(m)   Par shown in Japanese Yen. Value is shown in USD.
(n)   Par shown in South Korean Won. Value is shown in USD.
(o)   Par shown in Mexican Peso. Value is shown in USD.
(p)   Par shown in Malaysian Ringgit. Value is shown in USD.
(q)   Par Shown in Polish Zloty. Value is shown in USD.
(r)   Par shown in Singapore Dollar. Value is shown in USD.
(s)   Par shown in Uruguayan Peso. Value is shown in USD.
ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN OTHER FINANCIAL
  VALUATION INPUTS                                SECURITIES    INSTRUMENTS*
  ----------------                              -------------- ---------------
  Level 1 - Quoted Prices                       $  567,106,726     $42,186
  Level 2 - Other Significant Observable Inputs    451,511,443           0
  Level 3 - Significant Unobservable Inputs          1,567,111           0
                                                --------------     -------
  TOTAL                                         $1,020,185,280     $42,186

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                INVESTMENTS IN OTHER FINANCIAL
                                                  SECURITIES     INSTRUMENTS
                                                -------------- ---------------
  BALANCE AS OF DECEMBER 31, 2007                 $1,567,176         $0
     Accrued discounts/premiums                         (584)         0
     Realized Gain (Loss)                             17,015          0
     Change in unrealized appreciation
       (depreciation)                                (16,496)         0
     Net Purchases (Sales)                                 0          0
     Transfers In (Out) of Level 3                         0          0
                                                  ----------         --
  BALANCE AS OF MARCH 31, 2008                    $1,567,111         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

Forward Foreign Currency Contracts to Sell:

                                                            NET UNREALIZED
                                      VALUE AT  IN EXCHANGE APPRECIATION/
SETTLEMENT DATE CONTRACTS TO DELIVER 03/31/2008 FOR U.S. $  (DEPRECIATION)
--------------- -------------------- ---------- ----------- --------------
  06/18/2008    1,750,000     CAD    $1,700,525 $1,758,282     $ 57,757
  06/18/2008    7,270,000     COP     3,903,272  3,887,701      (15,571)
                                                               --------
                                                               $ 42,186
                                                               ========

CAD- Canadian Dollar
COP- Columbian Peso

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT           VALUE
------------------------------------------------------------------------------   ------------   --------------
DOMESTIC BONDS & DEBT SECURITIES -- 77.3%
AEROSPACE & DEFENSE -- 1.6%
DRS Technologies, Inc. 6.875%, due 11/01/13 (a)                                  $  6,000,000   $    5,910,000
Esterline Technologies Corp.
   7.750%, due 06/15/13 (a)                                                         3,000,000        3,060,000
   6.625%, due 03/01/17                                                             1,150,000        1,155,750
Hawker Beechcraft Acquisition Co.
   9.750%, due 04/01/17 (a)                                                         1,600,000        1,600,000
   8.500%, due 04/01/15                                                             6,175,000        6,375,687
Honeywell International Inc. 5.300%, due 03/01/18                                   5,640,000        5,790,639
L-3 Communications Corp.
   6.125%, due 01/15/14                                                             6,000,000        5,880,000
   6.375%, due 10/15/15                                                             3,500,000        3,438,750
                                                                                                --------------
                                                                                                    33,210,826
                                                                                                --------------
AUTO COMPONENTS -- 0.9%
Cooper Standard Automotive, Inc. 8.375%, due 12/15/14                               4,100,000        3,126,250
Lear Corp. 8.500%, due 12/01/13 (a)                                                 3,000,000        2,685,000
Stanadyne Corp., Series 1 10.000%, due 08/15/14                                     2,075,000        1,898,625
Stanadyne Holdings, Inc. 0.000%/12.000%, due 02/15/15 (b)                           2,750,000        1,856,250
Tenneco Automotive, Inc. 8.625%, due 11/15/14 (a)                                   3,375,000        3,332,813
TRW Automotive, Inc. 7.250%, due 03/15/17 (144A) (c)                                5,000,000        4,575,000
                                                                                                --------------
                                                                                                    17,473,938
                                                                                                --------------
AUTOMOBILES -- 0.9%
Ford Capital B.V. 9.500%, due 06/01/10                                              5,000,000        4,525,000
Ford Motor Co. 9.500%, due 09/15/11                                                   500,000          447,500
General Motors Corp.
   7.200%, due 01/15/11 (a)                                                        15,000,000       12,562,500
   8.375%, due 07/15/33 (a)                                                         2,500,000        1,775,000
                                                                                                --------------
                                                                                                    19,310,000
                                                                                                --------------
BEVERAGES -- 0.3%
Constellation Brands, Inc. 7.250%, due 05/15/17                                     6,230,000        6,074,250
                                                                                                --------------
BUILDING PRODUCTS -- 0.1%
K Hovnanian Enterprises, Inc. 8.625%, due 01/15/17                                    900,000          697,500
NTK Holdings, Inc. 0.000%/10.750%, due 03/01/14 (a)(b)                              3,650,000        1,788,500
                                                                                                --------------
                                                                                                     2,486,000
                                                                                                --------------
CHEMICALS -- 2.3%
Airgas, Inc. 6.250%, due 07/15/14                                                   4,000,000        4,010,000
Equistar Chemicals LP 7.550%, due 02/15/26                                          7,815,000        5,040,675
Hercules, Inc. 6.750%, due 10/15/29                                                 6,000,000        5,670,000
Huntsman LLC 11.500%, due 07/15/12                                                  1,320,000        1,412,400
IMC Global, Inc. 7.300%, due 01/15/28                                               4,900,000        4,777,500
MacDermid, Inc. 9.500%, due 04/15/17 (144A) (c)                                     4,000,000        3,600,000
Mosaic Co. (The) 7.625%, due 12/01/14 (144A) (c)                                    4,175,000        4,488,125
Nalco Co. 8.875%, due 11/15/13 (a)                                                  5,150,000        5,317,375
Nova Chemicals Corp. 6.500%, due 01/15/12 (a)                                       3,125,000        2,921,875
Praxair Inc. 4.625%, due 03/30/15                                                   5,000,000        5,052,145
Rockwood Specialties Group, Inc. 7.500%, due 11/15/14 (a)                           4,500,000        4,387,500
                                                                                                --------------
                                                                                                    46,677,595
                                                                                                --------------
COMMERCIAL SERVICES & SUPPLIES -- 3.0%
Aleris International, Inc. 10.000%, due 12/15/16 (a)                                6,150,000        3,936,000
Allied Waste North America, Inc.
   7.875%, due 04/15/13 (a)                                                         6,000,000        6,202,500
   7.250%, due 03/15/15                                                             8,500,000        8,531,875

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                      PAR
SECURITY DESCRIPTION                                                                 AMOUNT          VALUE
-------------------------------------------------------------------------------  -------------  --------------
ARAMARK Corp.
   6.739%, due 02/01/15 (d)                                                      $  3,000,000   $    2,662,500
   8.500%, due 02/01/15 (a)                                                         4,050,000        4,080,375
Ashtead Capital, Inc. 9.000%, due 08/15/16 (144A) (a)(c)                            4,000,000        3,260,000
Deluxe Corp. 7.375%, due 06/01/15                                                   3,900,000        3,656,250
Duke Energy Co. 5.375%, due 01/01/09                                                5,000,000        5,067,975
FTI Consulting, Inc. 7.750%, due 10/01/16                                           5,000,000        5,200,000
Hertz Corp. 8.875%, due 01/01/14                                                    8,100,000        7,715,250
Lamar Media Corp. 6.625%, due 08/15/15                                              2,425,000        2,146,125
Rental Service Corp. 9.500%, due 12/01/14 (a)                                       4,650,000        3,906,000
United Rentals North America, Inc. 7.750%, due 11/15/13 (a)                         5,500,000        4,482,500
                                                                                                --------------
                                                                                                    60,847,350
                                                                                                --------------
COMMUNICATIONS EQUIPMENT -- 0.1%
MasTec, Inc. 7.625%, due 02/01/17                                                   2,550,000        2,231,250
                                                                                                --------------
COMPUTERS & PERIPHERALS -- 0.7%
SunGard Data Systems, Inc.
   9.125%, due 08/15/13                                                             6,975,000        7,079,625
   10.250%, due 08/15/15 (a)                                                        6,400,000        6,464,000
                                                                                                --------------
                                                                                                    13,543,625
                                                                                                --------------
CONSUMER FINANCE -- 1.8%
Ford Motor Credit Co. 7.380%, due 10/28/09                                          8,500,000        7,747,367
Ford Motor Credit Co. LLC 7.250%, due 10/25/11                                     14,000,000       11,508,434
General Motors Acceptance Corp. 7.250%, due 03/02/11 (a)                           21,000,000       16,544,745
                                                                                                --------------
                                                                                                    35,800,546
                                                                                                --------------
CONTAINERS & PACKAGING -- 2.2%
Ball Corp. 6.625%, due 03/15/18 (a)                                                 7,000,000        6,965,000
Berry Plastics Holding Corp. 8.875%, due 09/15/14                                   6,000,000        5,265,000
Crown Cork & Seal, Inc. 7.375%, due 12/15/26 (a)                                   12,250,000       10,596,250
Graphic Packaging International Corp. 9.500%, due 08/15/13 (a)                      8,750,000        8,443,750
Jefferson Smurfit Corp.
   8.250%, due 10/01/12 (a)                                                         1,750,000        1,585,937
   7.500%, due 06/01/13 (a)                                                         4,000,000        3,460,000
Owens Brockway Glass Container, Inc. 6.750%, due 12/01/14                           1,800,000        1,800,000
Owens-Illinois, Inc. 7.500%, due 05/15/10 (a)                                       1,650,000        1,695,375
Smurfit-Stone Container Enterprises, Inc. 8.000%, due 03/15/17 (a)                  5,000,000        4,225,000
                                                                                                --------------
                                                                                                    44,036,312
                                                                                                --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.9%
Hughes Network Systems LLC/HNS Finance Corp. 9.500%, due 04/15/14                   2,425,000        2,425,000
JPMorgan Chase & Co. 6.000%, due 01/15/18                                           6,000,000        6,268,506
LVB Acquisition Merger Subordinated, Inc. 10.000%, due 10/15/17 (144A) (c)          6,000,000        6,315,000
Nuveen Investments, Inc. 10.500%, due 11/15/15 (144A) (c)                             375,000          326,250
Sensus Metering Systems, Inc. 8.625%, due 12/15/13                                  4,000,000        3,820,000
                                                                                                --------------
                                                                                                    19,154,756
                                                                                                --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.7%
Ceridian Corp. 11.250%, due 11/15/15 (144A) (a)(c)                                   3,825,000        3,279,938
Cincinnati Bell, Inc.
   8.375%, due 01/15/14 (a)                                                        16,500,000       15,551,250
   7.000%, due 02/15/15 (a)                                                           800,000          728,000
Intelsat Bermuda, Ltd. 9.250%, due 06/15/16                                         2,650,000        2,683,125
Intelsat Subsidiary Holding Co., Ltd. 8.250%, due 01/15/13                          7,000,000        7,087,500
Intelsat, Ltd. 6.500%, due 11/01/13 (a)                                             1,150,000          753,250
Nordic Telephone Holdings Co. 8.875%, due 05/01/16 (144A) (c)                       7,625,000        7,434,375
Qwest Capital Funding, Inc. 7.900%, due 08/15/10  (a)                              13,100,000       13,165,500
Qwest Communications International, Inc. 7.250%, due 02/15/11 (a)                   8,500,000        8,202,500
Syniverse Technologies, Inc. 7.750%, due 08/15/13                                   6,850,000        6,490,375

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                      PAR
SECURITY DESCRIPTION                                                                 AMOUNT          VALUE
-------------------------------------------------------------------------------  -------------  --------------
Valor Telecommunications Enterprises Finance Corp. 7.750%, due 02/15/15           $ 2,325,000      $ 2,377,082
Windstream Corp. 7.000%, due 03/15/19 (a)                                          10,000,000        8,750,000
                                                                                                --------------
                                                                                                    76,502,895
                                                                                                --------------
ELECTRIC UTILITIES -- 4.6%
AES Corp. (The) 8.000%, due 10/15/17                                                7,000,000        7,122,500
Commonwealth Edison Co. 5.800%, due 03/15/18                                        5,000,000        4,973,715
Edison Mission Energy
   7.750%, due 06/15/16 (a)                                                        11,350,000       11,747,250
   7.000%, due 05/15/17                                                            10,000,000       10,000,000
Midamerican Energy Co. 5.300%, due 03/15/18                                         1,400,000        1,398,886
Mirant Americas Generation LLC
   8.300%, due 05/01/11                                                             7,262,000        7,443,550
   9.125%, due 05/01/31 (a)                                                         9,000,000        8,212,500
Nevada Power Co. 5.875%, due 01/15/15                                               3,500,000        3,449,218
Northern States Power/Minnesota 5.250%, due 03/01/18                                7,000,000        7,118,706
Pacific Gas & Electric Co. 4.800%, due 03/01/14                                     2,900,000        2,928,858
Peco Energy Co. 5.350%, due 03/01/18                                                2,625,000        2,666,244
PSEG Energy Holdings LLC 8.500%, due 06/15/11                                       6,000,000        6,376,410
Reliant Energy, Inc.
   6.750%, due 12/15/14                                                             3,625,000        3,706,562
   7.875%, due 06/15/17 (a)                                                         4,500,000        4,522,500
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15 (144A) (c)        6,275,000        6,282,844
Virginia Electric & Power Co. 4.500%, due 12/15/10                                  5,000,000        5,133,885
                                                                                                --------------
                                                                                                    93,083,628
                                                                                                --------------
ELECTRICAL EQUIPMENT -- 1.1%
Baldor Electric Co. 8.625%, due 02/15/17 (a)                                        8,925,000        8,880,375
Belden, Inc. 7.000%, due 03/15/17                                                   2,275,000        2,206,750
Emerson Electric Co. 5.250%, due 10/15/18                                           5,000,000        5,099,355
General Cable Corp. 7.125%, due 04/01/17 (a)                                        4,000,000        3,840,000
ITC Midwest LLC 6.150%, due 01/31/38 (144A) (c)                                     3,000,000        2,996,424
                                                                                                --------------
                                                                                                    23,022,904
                                                                                                --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
NXP B.V./NXP Funding LLC 7.875%, due 10/15/14 (a)                                   3,500,000        3,220,000
                                                                                                --------------
ENERGY EQUIPMENT & SERVICES -- 1.8%
CHC Helicopter Corp. 7.375%, due 05/01/14                                           7,500,000        7,509,375
Complete Production Services, Inc. 8.000%, due 12/15/16                             7,000,000        6,755,000
Dresser-Rand Group, Inc. 7.375%, due 11/01/14                                       4,750,000        4,678,750
Grant Prideco, Inc. 6.125%, due 08/15/15 (a)                                        5,500,000        5,651,250
Hornbeck Offshore Services, Inc. 6.125%, due 12/01/14                               4,750,000        4,512,500
Key Energy Services, Inc. 8.375%, due 12/01/14 (144A) (c)                           2,525,000        2,531,312
Pride International, Inc. 7.375%, due 07/15/14                                      4,500,000        4,702,500
                                                                                                --------------
                                                                                                    36,340,687
                                                                                                --------------
FOOD & STAPLES RETAILING -- 1.2%
Denny's Holdings, Inc. 10.000%, due 10/01/12 (a)                                    5,000,000        4,625,000
Ingles Markets, Inc. 8.875%, due 12/01/11 (a)                                       5,000,000        5,075,000
Rite Aid Corp.
   8.125%, due 05/01/10 (a)                                                         5,000,000        4,900,000
   9.375%, due 12/15/15                                                             1,600,000        1,264,000
Supervalu, Inc. 7.500%, due 11/15/14                                                7,500,000        7,612,500
                                                                                                --------------
                                                                                                    23,476,500
                                                                                                --------------
FOOD PRODUCTS -- 1.2%
Dole Food Co., Inc. 8.750%, due 07/15/13 (a)                                        8,500,000        6,417,500
General Mills, Inc. 5.200%, due 03/17/15                                            5,000,000        5,021,490
Kellogg Co. 4.250%, due 03/06/13                                                    4,000,000        3,991,972

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                      PAR
SECURITY DESCRIPTION                                                                 AMOUNT          VALUE
-------------------------------------------------------------------------------  -------------  --------------
Land O' Lakes, Inc. 9.000%, due 12/15/10                                           $1,900,000      $ 1,980,750
Stater Brothers Holdings, Inc. 8.125%, due 06/15/12 (a)                             6,825,000        6,876,188
                                                                                                --------------
                                                                                                    24,287,900
                                                                                                --------------
GAS UTILITIES -- 0.5%
Ferrellgas LP 6.750%, due 05/01/14                                                  5,500,000        5,390,000
Ferrellgas Partners LLP 8.750%, due 06/15/12                                        4,000,000        4,085,000
                                                                                                --------------
                                                                                                     9,475,000
                                                                                                --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Advanced Medical Optics, Inc. 7.500%, due 05/01/17                                  5,000,000        4,325,000
Bausch & Lomb, Inc. 9.875%, due 11/01/15 (144A) (a)(c)                              5,000,000        5,100,000
VWR Funding, Inc. 10.250%, due 07/15/15 (e)                                         4,000,000        3,740,000
                                                                                                --------------
                                                                                                    13,165,000
                                                                                                --------------
HEALTH CARE PROVIDERS & SERVICES -- 3.1%
Alliance Imaging 7.250%, due 12/15/12                                               2,975,000        2,811,375
Centene Corp. 7.250%, due 04/01/14                                                  4,425,000        4,137,375
Community Health Systems, Inc. 8.875%, due 07/15/15                                 7,500,000        7,565,625
DaVita, Inc. 7.250%, due 03/15/15 (a)                                               7,500,000        7,350,000
Hanger Orthopedic Group, Inc. 10.250%, due 06/01/14                                 2,450,000        2,474,500
HCA, Inc.
   6.375%, due 01/15/15                                                             9,500,000        8,086,875
   9.125%, due 11/15/14                                                             7,000,000        7,227,500
Select Medical Corp. 7.625%, due 02/01/15 (a)                                       1,000,000          795,000
Sun Healthcare Group, Inc. 9.125%, due 04/15/15 (a)                                 7,225,000        7,008,250
Tenet Healthcare Corp. 9.250%, due 02/01/15 (a)                                     2,500,000        2,350,000
United Surgical Partners International, Inc. 8.875%, due 05/01/17 (a)               5,000,000        4,725,000
UnitedHealth Group, Inc. 4.875%, due 04/01/13                                       3,000,000        2,965,986
Vanguard Health Holding Co. II 9.000%, due 10/01/14 (a)                             7,000,000        6,772,500
                                                                                                --------------
                                                                                                    64,269,986
                                                                                                --------------
HOTELS, RESTAURANTS & LEISURE -- 3.7%
AMC Entertainment, Inc. 8.000%, due 03/01/14                                        8,000,000        6,820,000
Boyd Gaming Corp. 7.125%, due 02/01/16 (a)                                          4,500,000        3,645,000
Gaylord Entertainment Co.
   8.000%, due 11/15/13                                                             9,275,000        8,648,937
   6.750%, due 11/15/14                                                             3,400,000        2,975,000
Great Canadian Gaming Corp. 7.250%, due 02/15/15 (144A) (c)                         5,000,000        4,781,250
Isle of Capri Casinos, Inc. 7.000%, due 03/01/14 (a)                                9,000,000        6,457,500
Landry's Restaurants, Inc. 9.500%, due 12/15/14 (a)                                 6,700,000        6,566,000
Las Vegas Sands Corp. 6.375%, due 02/15/15  (a)                                     6,000,000        5,325,000
Mandalay Resort Group 9.375%, due 02/15/10                                          2,000,000        2,070,000
MGM MIRAGE, Inc. 6.750%, due 09/01/12                                               5,500,000        5,128,750
River Rock Entertainment Authority 9.750%, due 11/01/11                             4,850,000        4,850,000
Scientific Games Corp. 6.250%, due 12/15/12                                         2,500,000        2,337,500
Seneca Gaming Corp. 7.250%, due 05/01/12                                            3,500,000        3,316,250
Snoqualmie Entertainment Authority 9.125%, due 02/01/15 (144A) (c)                  4,250,000        3,655,000
Station Casinos, Inc. 6.500%, due 02/01/14 (a)                                      4,500,000        2,722,500
Turning Stone Casino Resort Enterprise 9.125%,  due 12/15/10 - 09/15/14 (c)         7,350,000        7,131,000
                                                                                                --------------
                                                                                                    76,429,687
                                                                                                --------------
HOUSEHOLD DURABLES -- 0.1%
Standard Pacific Corp. 7.000%, due 08/15/15 (a)                                     2,500,000        1,806,250
William Lyon Homes, Inc. 10.750%, due 04/01/13 (a)                                  1,500,000          787,500
                                                                                                --------------
                                                                                                     2,593,750
                                                                                                --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.0%
Mirant North America LLC 7.375%, due 12/31/13                                       6,000,000        6,090,000

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                      PAR
SECURITY DESCRIPTION                                                                 AMOUNT          VALUE
-------------------------------------------------------------------------------  -------------  --------------
NRG Energy, Inc.
   7.250%, due 02/01/14                                                          $  6,500,000   $    6,435,000
   7.375%, due 01/15/17                                                             5,500,000        5,362,500
PPL Energy Supply LLC 6.400%, due 11/01/11                                          2,000,000        2,054,824
                                                                                                --------------
                                                                                                    19,942,324
                                                                                                --------------
INSURANCE -- 0.2%
HUB International Holdings, Inc. 9.000%, due 12/15/14 (144A) (c)                    3,200,000        2,512,000
USI Holdings Corp. 6.940%, due 11/15/14 (144A) (c)(d)                               3,500,000        2,546,250
                                                                                                --------------
                                                                                                     5,058,250
                                                                                                --------------
INTERNET & CATALOG RETAIL -- 0.2%
Brookstone Co., Inc. 12.000%, due 10/15/12 (a)                                      3,950,000        3,653,750
                                                                                                --------------
INTERNET SOFTWARE & SERVICES -- 0.1%
Qwest Corp. 7.625%, due 06/15/15                                                    2,000,000        1,960,000
                                                                                                --------------
IT SERVICES -- 0.4%
Iron Mountain, Inc. 7.750%, due 01/15/15 (a)                                        7,000,000        7,070,000
Unisys Corp. 8.000%, due 10/15/12 (a)                                               1,200,000        1,038,000
                                                                                                --------------
                                                                                                     8,108,000
                                                                                                --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Mattel, Inc. 5.625%, due 03/15/13                                                   4,000,000        3,985,780
                                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Bio-Rad Laboratories, Inc. 6.125%, due 12/15/14                                     7,500,000        7,200,000
                                                                                                --------------
MACHINERY -- 0.6%
Actuant Corp. 6.875%, due 06/15/17 (144A) (a)(c)                                    2,500,000        2,481,250
Gardner Denver, Inc. 8.000%, due 05/01/13                                           4,250,000        4,228,750
Mueller Water Products, Inc. 7.375%, due 06/01/17 (a)                               6,500,000        5,638,750
                                                                                                --------------
                                                                                                    12,348,750
                                                                                                --------------
MANUFACTURING -- 0.6%
Park - Ohio Industries, Inc. 8.375%, due 11/15/14 (a)                               4,250,000        3,378,750
RBS Global, Inc./Rexnord Corp.
   9.500%, due 08/01/14 (a)                                                         9,100,000        8,554,000
   11.750%, due 08/01/16 (a)                                                          300,000          261,000
   8.875%, due 09/01/16 (a)                                                           100,000           89,000
                                                                                                --------------
                                                                                                    12,282,750
                                                                                                --------------
MEDIA -- 5.0%
Affinion Group, Inc. 11.500%, due 10/15/15                                          5,300,000        5,141,000
Allbritton Communications Co. 7.750%, due 12/15/12                                  8,500,000        8,372,500
CCH I Holdings LLC 11.750%, due 05/15/14 (a)(b)                                     7,800,000        3,978,000
CCH I LLC/CCH I Capital Corp. 11.000%, due 10/01/15 (a)                            12,600,000        8,820,000
Charter Communications Holdings Corp. 10.250%, due 09/15/10                         2,540,000        2,324,100
Dex Media West, Series B 9.875%, due 08/15/13                                       3,418,000        2,982,205
DirecTV Holdings LLC/DirecTV Financing Co.
   8.375%, due 03/15/13                                                             2,500,000        2,546,875
   6.375%, due 06/15/15                                                             8,000,000        7,500,000
EchoStar DBS Corp.
   6.375%, due 10/01/11                                                             6,000,000        5,775,000
   7.125%, due 02/01/16                                                             6,750,000        6,328,125
Idearc, Inc. 8.000%, due 11/15/16 (a)                                              13,750,000        8,971,875
Interpublic Group of Cos., Inc. 6.250%, due 11/15/14                                4,000,000        3,245,000
Lin Television Corp. 6.500%, due 05/15/13 (a)                                       7,000,000        6,527,500
Mediacom Broadband LLC 8.500%, due 10/15/15 (a)                                     3,275,000        2,767,375
Mediacom LLC 9.500%, due 01/15/13 (a)                                               7,260,000        6,715,500

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                      PAR
SECURITY DESCRIPTION                                                                 AMOUNT          VALUE
-------------------------------------------------------------------------------  -------------  --------------
Paxson Communications Corp. 10.508%, due 01/15/13 (144A) (c)(d)                   $ 2,000,000     $  1,505,000
R.H. Donnelley Corp.
   8.875%, due 01/15/16 (a)                                                         7,800,000        4,972,500
   8.875%, due 10/15/17 (144A)(c)                                                   4,650,000        2,906,250
Radio One, Inc. 6.375%, due 02/15/13 (a)                                              750,000          543,750
Sinclair Broadcast Group, Inc. 8.000%, due 03/15/12 (a)                               932,000          943,650
Univision Communications, Inc. 9.750%, due 03/15/15 (144A) (a)(c)(e)               10,775,000        6,572,750
Warner Music Group 7.375%, due 04/15/14                                             4,500,000        3,487,500
                                                                                                --------------
                                                                                                   102,926,455
                                                                                                --------------
METALS & MINING -- 1.8%
AK Steel Corp. 7.750%, due 06/15/12                                                 2,000,000        2,027,500
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A) (c)                            3,300,000        2,871,000
Allegheny Ludlum Corp. 6.950%, due 12/15/25                                         3,700,000        3,737,000
Century Aluminum Co. 7.500%, due 08/15/14                                           3,500,000        3,412,500
Freeport McMoRan Copper & Gold, Inc.
   8.250%, due 04/01/15                                                             3,500,000        3,701,250
   8.375%, due 04/01/17                                                             9,300,000        9,892,875
Noranda Aluminum Acquisition Corp. 8.738%, due 05/15/15 (144A) (c)(d)(e)            6,500,000        5,135,000
Terra Capital, Inc. 7.000%, due 02/01/17                                            5,000,000        4,956,250
                                                                                                --------------
                                                                                                    35,733,375
                                                                                                --------------
MULTI-UTILITIES -- 0.0%
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250%, due 09/15/15        1,000,000          995,376
                                                                                                --------------
MULTILINE RETAIL -- 0.1%
Harry & David Holdings, Inc. 9.000%, due 03/01/13                                   1,350,000        1,181,250
                                                                                                --------------
OIL, GAS & CONSUMABLE FUELS -- 6.5%
Chesapeake Energy Corp.
   7.625%, due 07/15/13                                                             1,000,000        1,030,000
   6.250%, due 01/15/18                                                            10,000,000        9,600,000
Cimarex Energy Co. 7.125%, due 05/01/17                                             7,950,000        7,930,125
Colorado Interstate Gas Co. 6.800%, due 11/15/15                                    3,000,000        3,108,021
Dynegy Holdings, Inc.
   6.875%, due 04/01/11 (a)                                                         2,375,000        2,345,313
   8.375%, due 05/01/16 (a)                                                         9,500,000        9,452,500
   7.750%, due 06/01/19                                                             3,925,000        3,689,500
El Paso Corp. 7.000%, due 06/15/17                                                  7,000,000        7,262,500
Forest Oil Corp.
   8.000%, due 06/15/08 (a)                                                         1,500,000        1,513,125
   7.250%, due 06/15/19                                                             7,500,000        7,668,750
Foundation Pennsylvania Coal Co. 7.250%, due 08/01/14 (a)                           5,000,000        4,975,000
KCS Energy, Inc. 7.125%, due 04/01/12                                               5,000,000        4,750,000
Kerr-McGee Corp. 6.950%, due 07/01/24                                               6,850,000        7,279,803
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
   6.875%, due 11/01/14 (a)                                                         5,000,000        4,750,000
   8.500%, due 07/15/16                                                               825,000          835,313
Nabors Industries, Inc. 6.150%, due 02/15/18 (144A) (c)                             4,000,000        4,102,288
Northwest Pipeline Corp. 7.000%, due 06/15/16                                       2,500,000        2,668,750
Peabody Energy Corp.
   5.875%, due 04/15/16 (a)                                                         4,500,000        4,275,000
   7.375%, due 11/01/16                                                             3,500,000        3,640,000
Petrobras International Finance Co. 5.875%, due 03/01/18                            5,000,000        4,837,730
Pioneer Natural Resources Co., Series A 7.200%, due 01/15/28                        1,510,000        1,320,104
Quicksilver Resources, Inc. 7.125%, due 04/01/16                                    2,400,000        2,328,000
Range Resources Corp. 7.375%, due 07/15/13 (a)                                      2,575,000        2,626,500
Tennessee Gas Pipeline Co. 7.500%, due 04/01/17                                     3,500,000        3,795,064
Tesoro Corp. 6.250%, due 11/01/12  (a)                                              5,750,000        5,448,125
VeraSun Energy Corp. 9.375%, due 06/01/17 (144A) (a)(c)                             5,900,000        4,071,000
Williams Cos., Inc. 7.875%, due 09/01/21                                            6,950,000        7,566,812

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                      PAR
SECURITY DESCRIPTION                                                                 AMOUNT          VALUE
-------------------------------------------------------------------------------  -------------  --------------
Williams Partners LP/Williams Partners Finance Corp. 7.250%, due 02/01/17         $10,000,000     $ 10,100,000
                                                                                                --------------
                                                                                                   132,969,323
                                                                                                --------------
PAPER & FOREST PRODUCTS -- 0.9%
Abitibi-Consolidated Co. of Canada 13.750%, due 04/01/11 (144A) (c)                 1,375,000        1,412,813
Abitibi-Consolidated, Inc. 8.550%, due 08/01/10                                     4,213,000        2,443,540
Bowater, Inc.
   9.500%, due 10/15/12 (a)                                                         4,000,000        2,820,000
   6.500%, due 06/15/13 (a)                                                         5,000,000        3,325,000
Buckeye Technologies, Inc. 8.000%, due 10/15/10 (a)                                 4,854,000        4,872,202
Catalyst Paper Corp.
   7.375%, due 03/01/14 (a)                                                         2,300,000        1,736,500
   Series D
   8.625%, due 06/15/11 (a)                                                         2,625,000        2,198,438
                                                                                                --------------
                                                                                                    18,808,493
                                                                                                --------------
PERSONAL PRODUCTS -- 0.4%
Elizabeth Arden, Inc. 7.750%, due 01/15/14                                          9,300,000        8,881,500
                                                                                                --------------
PHARMACEUTICALS -- 0.3%
Warner Chilcott Corp. 8.750%, due 02/01/15                                          5,671,000        5,699,355
                                                                                                --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.6%
Felcor Lodging LP 8.500%, due 06/01/11                                              2,260,000        2,226,100
Host Marriott LP
   7.000%, due 08/15/12                                                             7,000,000        6,877,500
   6.375%, due 03/15/15                                                             3,000,000        2,805,000
                                                                                                --------------
                                                                                                    11,908,600
                                                                                                --------------
ROAD & RAIL -- 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625%, due 05/15/14 (a)      12,500,000       10,843,750
                                                                                                --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.6%
Advanced Micro Devices, Inc. 7.750%, due 11/01/12 (a)                               5,000,000        4,062,500
Freescale Semiconductor, Inc.
   8.875%, due 12/15/14 (a)                                                         8,500,000        6,693,750
   10.125%, due 12/15/16 (a)                                                        2,500,000        1,700,000
                                                                                                --------------
                                                                                                    12,456,250
                                                                                                --------------
SOFTWARE -- 0.6%
First Data Corp. 9.875%, due 09/24/15 (144A) (a)(c)                                 3,600,000        2,965,500
Open Solutions, Inc. 9.750%, due 02/01/15 (144A) (c)                                3,500,000        2,730,000
Serena Software, Inc. 10.375%, due 03/15/16                                         3,500,000        3,241,875
Vangent, Inc. 9.625%, due 02/15/15                                                  5,000,000        4,037,500
                                                                                                --------------
                                                                                                    12,974,875
                                                                                                --------------
SPECIALTY RETAIL -- 0.3%
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16                                 5,500,000        5,651,250
                                                                                                --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (c)                                       5,600,000        5,754,000
Levi Strauss & Co. 8.875%, due 04/01/16 (a)                                         4,500,000        4,320,000
Quiksilver, Inc. 6.875%, due 04/15/15                                               6,000,000        4,860,000
                                                                                                --------------
                                                                                                    14,934,000
                                                                                                --------------
THRIFTS & MORTGAGE FINANCE -- 0.7%
Countrywide Home Loans, Inc. 5.625%, due 07/15/09 (a)                               4,000,000        3,670,856
Hellas Telecommunications Luxembourg II 10.008%, due 01/15/15 (144A) (c)(d)         4,000,000        2,880,000
Ineos Group Holdings Plc 8.500%, due 02/15/16 (144A) (c)                            9,000,000        7,042,500
                                                                                                --------------
                                                                                                    13,593,356
                                                                                                --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                      PAR
SECURITY DESCRIPTION                                                                 AMOUNT          VALUE
-------------------------------------------------------------------------------  -------------  --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
Interline Brands, Inc. 8.125%, due 06/15/14                                      $  5,500,000   $    5,280,000
                                                                                                --------------
TRANSPORTATION -- 0.5%
Bristow Group, Inc.
   6.125%, due 06/15/13                                                             8,000,000        7,720,000
   7.500%, due 09/15/17                                                             3,000,000        3,030,000
                                                                                                --------------
                                                                                                    10,750,000
                                                                                                --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 16.5%
Federal Home Loan Mortgage Corp.
   5.750%, due 04/15/08-03/15/09 (a)                                               21,500,000       21,844,463
   5.125%, due 04/18/11 (a)                                                        10,000,000       10,687,450
Federal National Mortgage Assoc.
   6.000%, due 03/01/33-06/01/37                                                  134,514,985      138,107,901
   6.500%, due 05/01/35-08/01/37                                                   71,443,820       74,090,667
   5.000%, due 10/15/11 (a)                                                         7,500,000        8,056,500
   5.500%, due 01/01/37-02/01/38                                                   34,560,790       34,930,724
U.S. Treasury Note
   5.000%, due 02/15/11 (a)                                                        10,000,000       10,912,510
   4.625%, due 07/31/12 (a)                                                        15,000,000       16,401,570
   3.625%, due 12/31/12 (a)                                                        20,000,000       21,079,700
                                                                                                --------------
                                                                                                   336,111,485
                                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
Centennial Communications Corp. 10.000%, due 01/01/13 (a)                           8,000,000        7,480,000
iPCS, Inc. 6.489%, due 05/01/14(d) (e)                                              4,000,000        3,100,000
Vitro SAB de CV 9.125%, due 02/01/17 (a)                                            5,500,000        4,592,500
                                                                                                --------------
                                                                                                    15,172,500
                                                                                                --------------
Total Domestic Bonds & Debt Securities
   (Cost $1,670,119,616)                                                                         1,578,125,182
                                                                                                --------------
CONVERTIBLE BONDS -- 12.5%
AEROSPACE & DEFENSE -- 0.9%
DRS Technologies, Inc. 2.000%, due 02/01/26 (144A) (c)                              3,000,000        3,393,750
L-3 Communications Corp. 3.000%, due 08/01/35 (a)                                   4,000,000        5,015,000
Lockheed Martin Corp. 2.815%, due 08/15/33 (d)                                      7,000,000        9,622,200
                                                                                                --------------
                                                                                                    18,030,950
                                                                                                --------------
AIRLINES -- 0.0%
Frontier Airlines, Inc. 5.000%, due 12/15/25                                        1,000,000          580,000
                                                                                                --------------
BEVERAGES -- 0.3%
Molson Coors Brewing Co. 2.500%, due 07/30/13                                       5,000,000        6,168,750
                                                                                                --------------
BIOTECHNOLOGY -- 1.6%
Alexion Pharmaceuticals, Inc. 1.375%, due 02/01/12                                    500,000          991,250
Amgen, Inc. 0.125%, due 02/01/11                                                    4,000,000        3,645,000
BioMarin Pharmaceutical, Inc. 2.500%, due 03/29/13 (a)                              2,000,000        4,510,000
Cephalon, Inc. 0.000%, due 06/15/33 (f)                                             3,000,000        3,420,000
CV Therapeutics, Inc.
   2.750%, due 05/16/12                                                               700,000          526,750
   3.250%, due 08/16/13 (a)                                                         4,250,000        3,139,687
Decode Genetics, Inc. 3.500%, due 04/15/11                                          1,666,000          747,618
Genzyme Corp. 1.250%, due 12/01/23 (a)                                              7,150,000        8,320,812
Gilead Sciences, Inc. 0.625%, due 05/01/13 (a)                                      4,000,000        5,905,000
InterMune, Inc. 0.250%, due 03/01/11                                                1,000,000          985,000
                                                                                                --------------
                                                                                                    32,191,117
                                                                                                --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                      PAR
SECURITY DESCRIPTION                                                                 AMOUNT          VALUE
-------------------------------------------------------------------------------  -------------  --------------
CAPITAL MARKETS -- 0.3%
Lehman Brothers Holdings, Inc. 2.000%, due 12/31/12 (144A) (c)                   $  5,100,000   $    5,174,460
                                                                                                --------------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
Charles River Associates, Inc. 2.875%, due 06/15/34                                 6,000,000        6,210,000
FTI Consulting, Inc. 3.750%, due 07/15/12                                           7,200,000       17,370,000
                                                                                                --------------
                                                                                                    23,580,000
                                                                                                --------------
COMMUNICATIONS EQUIPMENT -- 0.1%
ADC Telecommunications, Inc. 5.204%, due 06/15/13 (d)                               2,400,000        2,016,000
                                                                                                --------------
COMPUTERS & PERIPHERALS -- 0.2%
EMC Corp./Massachusetts 1.750%, due 12/01/11 (a)                                    3,500,000        4,134,375
                                                                                                --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
Qwest Communications International, Inc. 3.500%, due 11/15/25                       4,000,000        4,130,000
                                                                                                --------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.5%
Roper Industries, Inc., 1.481%/0.000% 1.481%, due 01/15/34 (g)                     12,500,000        9,390,625
                                                                                                --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.2%
Flir Systems, Inc. 3.000%, due 06/01/23                                             1,000,000        2,772,500
Itron, Inc. 2.500%, due 08/01/26                                                    1,000,000        1,562,500
                                                                                                --------------
                                                                                                     4,335,000
                                                                                                --------------
ENERGY EQUIPMENT & SERVICES -- 0.8%
Hanover Compressor Co. 4.750%, due 01/15/14                                         3,500,000        5,420,625
Pride International, Inc. 3.250%, due 05/01/33 (a)                                  3,500,000        4,786,250
Schlumberger, Ltd. 1.500%, due 06/01/23 (a)                                         2,500,000        6,015,625
                                                                                                --------------
                                                                                                    16,222,500
                                                                                                --------------
FOOD PRODUCTS -- 0.4%
Archer-Daniels-Midland Co. 0.875%, due 02/15/14 (a)                                 7,500,000        8,746,875
                                                                                                --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Medtronic, Inc. 1.500%, due 04/15/11 (a)                                            2,000,000        2,117,500
                                                                                                --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
Five Star Quality Care, Inc. 3.750%, due 10/15/26                                   1,500,000        1,145,625
                                                                                                --------------
HEALTH CARE TECHNOLOGY -- 0.2%
Trizetto Group 1.125%, due 04/15/12 (a)                                             5,000,000        4,875,000
                                                                                                --------------
INTERNET SOFTWARE & SERVICES -- 0.2%
Equinix, Inc. 2.500%, due 04/15/12 (a)                                              5,000,000        4,506,250
                                                                                                --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Millipore Corp. 3.750%, due 06/01/26 (a)                                            6,500,000        6,686,875
Nektar Therapeutics 3.250%, due 09/28/12                                              900,000          699,750
                                                                                                --------------
                                                                                                     7,386,625
                                                                                                --------------
MACHINERY -- 0.2%
Actuant Corp. 2.000%, due 11/15/23 (a)                                              1,400,000        2,203,250
Danaher Corp. 0.704%, due 01/22/21 (f)                                              2,500,000        2,831,250
                                                                                                --------------
                                                                                                     5,034,500
                                                                                                --------------
MEDIA -- 0.8%
Liberty Media Corp. 3.250%, due 03/15/31 (a)                                        8,250,000        5,610,000
Omnicom Group, Inc. 0.000%, due 07/01/38 (a)(f)                                     3,640,000        3,844,750
Sinclair Broadcast Group, Inc.
   6.000%, due 09/15/12                                                             5,000,000        4,462,500
   4.875%/2.000%, due 07/15/18 (a)(g)                                               3,000,000        2,745,000
                                                                                                --------------
                                                                                                    16,662,250
                                                                                                --------------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                    SHARES/
                                                                                      PAR
SECURITY DESCRIPTION                                                                 AMOUNT          VALUE
-------------------------------------------------------------------------------  -------------  --------------
METALS & MINING -- 0.8%
Newmont Mining Corp. 1.250%, due 07/15/14 (a)                                    $  5,000,000   $    6,100,000
Placer Dome, Inc. 2.750%, due 10/15/23                                              5,550,000       10,177,313
                                                                                                --------------
                                                                                                    16,277,313
                                                                                                --------------
OIL, GAS & CONSUMABLE FUELS -- 0.8%
Devon Energy Corp. 4.900%, due 08/15/08 (a)                                         5,200,000        8,320,000
Quicksilver Resources, Inc. 1.875%, due 11/01/24 (a)                                3,000,000        7,368,750
                                                                                                --------------
                                                                                                    15,688,750
                                                                                                --------------
PHARMACEUTICALS -- 1.2%
Alza Corp. 0.574%, due 07/28/20 (a)(f)                                              8,000,000        7,170,000
Teva Pharmaceutical Finance Co. B.V. 1.750%, due 02/01/26 (a)                       4,500,000        5,097,465
Teva Pharmaceutical Industries, Ltd. 0.250%, due 02/01/24                           3,500,000        4,773,125
Wyeth 3.581%, due 01/15/24 (d)                                                      8,000,000        8,063,760
                                                                                                --------------
                                                                                                    25,104,350
                                                                                                --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
Cypress Semiconductor Corp. 1.000%, due 09/15/09 (a)                                1,700,000        2,025,125
Intel Corp. 2.950%, due 12/15/35 (a)                                                5,000,000        4,931,250
                                                                                                --------------
                                                                                                     6,956,375
                                                                                                --------------
SOFTWARE -- 0.3%
Symantec Corp. 0.750%, due 06/15/11                                                 5,000,000        5,350,000
                                                                                                --------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Countrywide Financial Corp. 0.758%, due 04/15/37 (a)(d)                             5,200,000        4,628,000
                                                                                                --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Nextel Communications, Inc. 5.250%, due 01/15/10                                    1,500,000        1,383,750
NII Holdings, Inc. 2.750%, due 08/15/25 (a)                                         2,500,000        2,487,500
                                                                                                --------------
                                                                                                     3,871,250
                                                                                                --------------
Total Convertible Bonds
   (Cost $227,890,163)                                                                             254,304,440
                                                                                                --------------

COMMON STOCKS -- 0.2%
ENERGY EQUIPMENT & SERVICES -- 0.0%
Rowan Cos., Inc. (a)                                                                   14,200          584,756
                                                                                                --------------
FOOD PRODUCTS -- 0.2%
General Mills, Inc. (a)                                                                64,526        3,863,817
                                                                                                --------------
MEDIA -- 0.0%
Charter Communications, Inc. - Class A *(a)                                           166,500          141,858
                                                                                                --------------
PAPER & FOREST PRODUCTS -- 0.0%
Indah Kiat Pulp and Paper Corp. *                                                   1,867,500          189,354
                                                                                                --------------
Total Common Stocks
   (Cost $4,881,588)                                                                                 4,779,785
                                                                                                --------------
PREFERRED STOCKS -- 0.2%


MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                    SHARES/
                                                                                      PAR
SECURITY DESCRIPTION                                                                 AMOUNT          VALUE
-------------------------------------------------------------------------------  -------------  --------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Federal National Mortgage Assoc. 8.250% (a)
   (Cost $3,423,167)                                                                  136,300   $    3,278,015
                                                                                                --------------
CONVERTIBLE PREFERRED STOCKS -- 3.1%
CAPITAL MARKETS -- 0.2%
Lehman Brothers Holdings, Inc. 9.350%, due 08/08/08                                   125,000        3,170,363
                                                                                                --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.8%
Bank of America Corp. 7.250%, due 12/31/49                                              6,000        6,198,000
Vale Capital, Ltd. 5.500%, due 06/15/10                                               160,725       10,678,167
                                                                                                --------------
                                                                                                    16,876,167
                                                                                                --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
NRG Energy, Inc. 5.750%, due 03/16/09                                                  25,000        8,460,937
NRG Energy, Inc. 4.000%, due 12/31/49                                                     900        1,805,625
                                                                                                --------------
                                                                                                    10,266,562
                                                                                                --------------
METALS & MINING -- 0.1%
Freeport McMoRan Copper & Gold, Inc. 6.750%, due 05/01/10                               7,500        1,056,563
                                                                                                --------------
MULTI-UTILITIES -- 0.2%
CMS Energy Corp 4.500%, due 12/31/49                                                    5,000          359,687
PNM Resources, Inc. 6.750%, due 05/16/08 (a)                                          200,000        4,740,000
                                                                                                --------------
                                                                                                     5,099,687
                                                                                                --------------
OIL, GAS & CONSUMABLE FUELS -- 1.1%
Chesapeake Energy Corp. 4.500%, due 12/31/49 (a)                                       45,000        5,298,750
El Paso Corp. 4.990%, due 12/31/49                                                      5,500        7,480,000
Williams Holdings Of Delaware 5.500%, due 06/01/33                                     65,000       10,042,500
                                                                                                --------------
                                                                                                    22,821,250
                                                                                                --------------
PHARMACEUTICALS -- 0.2%
Mylan, Inc. 6.500%, due 11/15/10                                                        5,000        4,321,800
                                                                                                --------------
Total Convertible Preferred Stocks
   (Cost $56,671,035)                                                                               63,612,392
                                                                                                --------------
ESCROWED SHARES -- 0.0%
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Premier Entertainment Biloxi LLC 10.750%, due 02/01/12
   (Cost $0)                                                                     $  3,100,000                0
                                                                                                --------------
SHORT-TERM INVESTMENTS -- 25.4%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/08 at 1.250% to be repurchased at $104,254,620 on 04/01/08
   collateralized by $105,155,000 FNMA 3.250% due 08/15/08
   with a value of $106,337,994.                                                  104,251,000      104,251,000
State Street Navigator Securities Lending Prime Portfolio (h)                     413,526,699      413,526,699
                                                                                                --------------
Total Short-Term Investments
   (Cost $517,777,699)                                                                             517,777,699
                                                                                                --------------
TOTAL INVESTMENTS -- 118.7% (Cost $2,480,763,268#)                                               2,421,877,513
                                                                                                --------------
Other Assets and Liabilities (net) -- (18.7)%                                                     (381,455,061)
                                                                                                --------------
TOTAL NET ASSETS -- 100.0%                                                                      $2,040,422,452
                                                                                                ==============

PORTFOLIO FOOTNOTES:

*    Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $66,740,930 and $125,626,685 respectively, resulting in a net unrealized depreciation of $58,885,755.
(a)  All or a portion of security is on loan.
(b) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $131,812,329 of net assets.
(d) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

(e) Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)  Zero coupon bond - Interest rate represents current yield to maturity.
(g) Security is a "step-down" bond where the coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when a security steps down.
(h) Represents investment of collateral received from securities lending transactions.

FNMA - Federal National Mortgage Association

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at March 31, 2008, based upon quality ratings issued by Standard & Poor's. For Securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                               PERCENT OF
       PORTFOLIO COMPOSITION BY CREDIT QUALITY                 PORTFOLIO
       ---------------------------------------                 ----------
       AAA                                                        17.09%
       AA                                                          5.77
       A                                                           5.80
       BBB                                                         5.02
       BB                                                         20.65
       B                                                          33.25
       Below B                                                     6.25
       Equities/Other                                              6.17
                                                                 ------
       Total:                                                    100.00%
                                                                 ======

FAS 157 VALUATION DISCLOSURE

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

   Level 1 - quoted prices in active markets for identical securities
   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
   Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                              INVESTMENTS IN OTHER FINANCIAL
VALUATION INPUTS                                SECURITIES    INSTRUMENTS*
----------------                              -------------- ---------------
Level 1 - Quoted Prices                       $  245,385,905       $0
Level 2 - Other Significant Observable Inputs  1,762,964,909        0
Level 3 - Significant Unobservable Inputs                  0        0
                                              --------------       --
TOTAL                                         $2,008,350,814       $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                 ---------   --------------
COMMON STOCKS -- 98.0%
AEROSPACE & DEFENSE -- 0.4%
Honeywell International, Inc.                          251,700   $   14,200,914
Northrop Grumman Corp.                                   6,934          539,535
                                                                 --------------
                                                                     14,740,449
                                                                 --------------
AIR FREIGHT & LOGISTICS -- 1.6%
United Parcel Service, Inc. - Class B                  794,800       58,036,296
                                                                 --------------
AIRLINES -- 0.4%
Delta Air Lines, Inc. *(a)                           1,767,185       15,197,791
                                                                 --------------
BEVERAGES -- 3.5%
Coca-Cola Co.                                          610,328       37,150,665
Coca-Cola Enterprises, Inc.                          3,828,452       92,648,539
                                                                 --------------
                                                                    129,799,204
                                                                 --------------
BIOTECHNOLOGY -- 0.8%
Amgen, Inc. *                                          754,200       31,510,476
                                                                 --------------
CAPITAL MARKETS -- 6.4%
Bank of New York Mellon Corp.                        2,992,720      124,886,206
Charles Schwab Corp. (The) (a)                       1,520,028       28,622,127
Merrill Lynch & Co., Inc.                            2,006,980       81,764,365
Morgan Stanley                                          12,100          552,970
                                                                 --------------
                                                                    235,825,668
                                                                 --------------
CHEMICALS -- 2.5%
Monsanto Co.                                           568,970       63,440,155
Praxair, Inc.                                          330,474       27,835,825
                                                                 --------------
                                                                     91,275,980
                                                                 --------------
COMMERCIAL BANKS -- 5.4%
PNC Financial Services Group, Inc.                     925,245       60,668,315
SunTrust Banks, Inc. (a)                               564,930       31,150,240
Wachovia Corp.                                         649,200       17,528,400
Wells Fargo & Co.                                    3,047,765       88,689,961
                                                                 --------------
                                                                    198,036,916
                                                                 --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Waste Management, Inc.                                 950,116       31,885,893
                                                                 --------------
COMMUNICATIONS EQUIPMENT -- 1.9%
Corning, Inc.                                          610,500       14,676,420
Juniper Networks, Inc. *                               538,100       13,452,500
Motorola, Inc.                                          14,600          135,780
QUALCOMM, Inc.                                         993,800       40,745,800
                                                                 --------------
                                                                     69,010,500
                                                                 --------------
COMPUTERS & PERIPHERALS -- 2.6%
Hewlett-Packard Co.                                    959,600       43,815,336
Sun Microsystems, Inc. *                             3,419,070       53,098,157
                                                                 --------------
                                                                     96,913,493
                                                                 --------------
CONSUMER FINANCE -- 0.6%
Capital One Financial Corp.                            489,700       24,103,034
Discover Financial Services                              6,050           99,039
                                                                 --------------
                                                                     24,202,073
                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES -- 5.6%
Bank of America Corp.                                1,772,400       67,191,684
JPMorgan Chase & Co.                                 3,240,121      139,163,197
                                                                 --------------
                                                                    206,354,881
                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                 ---------   --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
AT&T, Inc.                                           2,384,755   $   91,336,116
Embarq Corp.                                               575           23,058
Verizon Communications, Inc.                            13,350          486,608
                                                                 --------------
                                                                     91,845,782
                                                                 --------------
ELECTRIC UTILITIES -- 1.0%
PPL Corp. (a)                                          238,074       10,932,358
Progress Energy, Inc. (a)                              616,147       25,693,330
                                                                 --------------
                                                                     36,625,688
                                                                 --------------
ELECTRICAL EQUIPMENT & SERVICES -- 1.8%
Emerson Electric Co.                                 1,271,866       65,450,224
                                                                 --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
Avnet, Inc. *                                          117,000        3,829,410
                                                                 --------------
ENERGY EQUIPMENT & SERVICES -- 1.9%
Halliburton Co.                                        281,500       11,071,395
Schlumberger, Ltd.                                     354,279       30,822,273
Smith International, Inc. (a)                          426,164       27,372,514
                                                                 --------------
                                                                     69,266,182
                                                                 --------------
FOOD & STAPLES RETAILING -- 6.0%
Costco Wholesale Corp.                                  61,200        3,976,164
CVS Caremark Corp.                                     954,126       38,651,644
Kroger Co. (The)                                     2,326,375       59,089,925
SUPERVALU, Inc.                                        793,408       23,786,372
Wal-Mart Stores, Inc.                                1,858,600       97,911,048
                                                                 --------------
                                                                    223,415,153
                                                                 --------------
FOOD PRODUCTS -- 4.9%
Archer-Daniels-Midland Co.                             857,700       35,302,932
ConAgra Foods, Inc.                                    296,297        7,096,313
General Mills, Inc.                                    485,800       29,089,704
Kellogg Co.                                             72,300        3,800,088
Kraft Foods, Inc. - Class A                          2,937,861       91,103,070
Wm. Wrigley Jr. Co. (a)                                230,600       14,490,904
                                                                 --------------
                                                                    180,883,011
                                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
Boston Scientific Corp. *                            4,978,905       64,078,507
Covidien, Ltd.                                         188,367        8,335,240
Medtronic, Inc.                                        159,400        7,710,178
                                                                 --------------
                                                                     80,123,925
                                                                 --------------
HOUSEHOLD PRODUCTS -- 1.9%
Colgate-Palmolive Co.                                  184,100       14,343,231
Procter & Gamble Co. (The)                             807,447       56,577,811
                                                                 --------------
                                                                     70,921,042
                                                                 --------------
INDUSTRIAL CONGLOMERATES -- 4.3%
General Electric Co.                                 4,268,215      157,966,637
                                                                 --------------
INSURANCE -- 3.4%
ACE, Ltd.                                               13,900          765,334
Allstate Corp. (The)                                    15,100          725,706
American International Group, Inc.                     946,782       40,948,321
Aon Corp.                                            1,550,000       62,310,000
Prudential Financial, Inc.                             289,700       22,669,025
                                                                 --------------
                                                                    127,418,386
                                                                 --------------
INTERNET & CATALOG RETAIL -- 2.5%
IAC/InterActiveCorp. *                               4,381,356       90,956,951
                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                 ---------   --------------
IT SERVICES -- 1.3%
Visa, Inc. - Class A *                                 439,700   $   27,419,692
Western Union Co.                                      950,600       20,219,262
                                                                 --------------
                                                                     47,638,954
                                                                 --------------
MACHINERY -- 0.6%
Deere & Co.                                             11,600          933,104
Eaton Corp.                                            279,533       22,270,394
                                                                 --------------
                                                                     23,203,498
                                                                 --------------
MEDIA -- 0.4%
Idearc, Inc. (a)                                           667            2,428
News Corp. - Class B (a)                               801,342       15,257,552
                                                                 --------------
                                                                     15,259,980
                                                                 --------------
METALS & MINING -- 3.7%
Barrick Gold Corp.                                   1,361,706       59,166,126
BHP Billiton, Ltd. (ADR) (a)                           249,600       16,436,160
Freeport-McMoRan Copper & Gold, Inc.                   622,916       59,936,977
                                                                 --------------
                                                                    135,539,263
                                                                 --------------
MULTI-UTILITIES -- 0.9%
PG&E Corp. (a)                                         956,201       35,207,321
                                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 9.4%
Chevron Corp.                                          563,800       48,125,968
Devon Energy Corp.                                     421,000       43,922,930
El Paso Corp.                                          761,600       12,673,024
EOG Resources, Inc. (a)                                217,600       26,112,000
Exxon Mobil Corp. (a)                                1,759,300      148,801,594
Occidental Petroleum Corp.                             190,500       13,938,885
Peabody Energy Corp.                                   180,700        9,215,700
Spectra Energy Corp.                                   737,546       16,779,172
XTO Energy, Inc.                                       423,975       26,227,093
                                                                 --------------
                                                                    345,796,366
                                                                 --------------
PHARMACEUTICALS -- 7.1%
Abbott Laboratories                                  1,802,000       99,380,300
Eli Lilly & Co.                                        913,100       47,106,829
Johnson & Johnson                                        5,500          356,785
Mylan, Inc. (a)                                        654,900        7,596,840
Pfizer, Inc.                                            24,200          506,506
Teva Pharmaceutical Industries, Ltd. (ADR)           1,696,196       78,347,293
Wyeth                                                  719,991       30,066,824
                                                                 --------------
                                                                    263,361,377
                                                                 --------------
ROAD & RAIL -- 1.5%
Canadian National Railway Co.                          225,300       10,886,496
Hertz Global Holdings, Inc. *(a)                     3,647,511       43,988,983
                                                                 --------------
                                                                     54,875,479
                                                                 --------------
SOFTWARE -- 3.9%
Microsoft Corp.                                      3,185,300       90,398,814
Oracle Corp. *                                       2,847,925       55,705,413
                                                                 --------------
                                                                    146,104,227
                                                                 --------------
SPECIALTY RETAIL -- 2.0%
Home Depot, Inc. (The)                                 663,700       18,563,689
J. Crew Group, Inc. *(a)                               997,791       44,072,428
Staples, Inc. (a)                                      462,700       10,230,297
                                                                 --------------
                                                                     72,866,414
                                                                 --------------
THRIFTS & MORTGAGE FINANCE -- 1.9%
Fannie Mae                                           2,613,339       68,783,082

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                     SHARES/
                                                      PAR
SECURITY DESCRIPTION                                 AMOUNT           VALUE
---------------------                             ------------   --------------
Freddie Mac                                             15,600   $      394,992
                                                                 --------------
                                                                     69,178,074
                                                                 --------------
TOBACCO -- 0.2%
Philip Morris International, Inc. *                    187,500        9,483,750
                                                                 --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.0%
Sprint Nextel Corp.                                     11,500           76,935
                                                                 --------------
Total Common Stocks
   (Cost $3,614,864,068)                                          3,620,083,649
                                                                 --------------
CONVERTIBLE PREFERRED STOCK -- 0.3%
PHARMACEUTICALS -- 0.3%
Mylan, Inc. 6.500%, due 11/15/10
   (Cost $12,958,000)                                   12,958       11,200,377
                                                                 --------------
ESCROWED SHARES -- 0.0%
COMPUTERS & PERIPHERALS  -- 0.0%
ESC Seagate Technology (b)
     (Cost $0)                                    $     10,300               10
                                                                 --------------
SHORT-TERM INVESTMENTS -- 6.1%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.250% to be
   repurchased at $88,478,072 on 04/01/08
   collateralized by $90,245,000 FNMA at 2.480%
   due 09/03/09 with a value of $90,245,000.        88,475,000       88,475,000
State Street Navigator Securities Lending Prime
   Portfolio (c)                                   137,230,604      137,230,604
                                                                 --------------
Total Short-Term Investments
   (Cost $225,705,604)                                              225,705,604
                                                                 --------------
TOTAL INVESTMENTS -- 104.4%
   (Cost $3,853,527,672#)                                         3,856,989,640
                                                                 --------------
Other Assets and Liabilities (net) -- (4.4)%                       (162,533,996)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $3,694,455,644
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $308,748,313 and $305,286,345 respectively, resulting in a net unrealized appreciation of $3,461,968.
(a)  All or a portion of security is on loan.
(b)  Illiquid securities representing in the aggregate $10 of net assets.
(c) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $3,719,759,026         $0
Level 2 - Other Significant Observable Inputs                0          0
Level 3 - Significant Unobservable Inputs                   10          0
                                                --------------   ---------------
Total                                           $3,719,759,036         $0

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                INVESTMENTS IN   OTHER FINANCIAL
                                                  SECURITIES       INSTRUMENTS*
                                                --------------   ---------------
Balance as of December 31, 2007                       $10               $0
   Accrued discounts/premiums                           0                0
   Realized Gain (Loss)                                 0                0
   Change in unrealized appreciation
      (depreciation)                                    0                0
   Net Purchases (Sales)                                0                0
   Transfers In (Out) of Level 3                        0                0
                                                --------------   ---------------
Balance as of March 31, 2008                          $10               $0

* Other financial instrum ents are derivative instruments not reflected in the Portfolio of Investment s, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES         VALUE
--------------------                                   --------   -------------
COMMON STOCKS -- 97.2%
AUTO COMPONENTS -- 2.0%
ArvinMeritor, Inc. (a)                                  191,200   $   2,391,912
Goodyear Tire & Rubber Co. (The) *                      228,800       5,903,040
                                                                  -------------
                                                                      8,294,952
                                                                  -------------
BEVERAGES -- 2.2%
Coca-Cola Enterprises, Inc.                             383,296       9,275,763
                                                                  -------------
BUILDING PRODUCTS -- 0.4%
Owens Corning, Inc. *(a)                                 87,800       1,591,814
                                                                  -------------
CHEMICALS -- 5.0%
Chemtura Corp.                                          699,256       5,132,539
Eastman Chemical Co. (a)                                129,408       8,081,530
Monsanto Co.                                             18,590       2,072,785
Mosaic Co. (The) *                                       30,227       3,101,290
Valspar Corp. (The) (a)                                 122,100       2,422,464
                                                                  -------------
                                                                     20,810,608
                                                                  -------------
COMMERCIAL BANKS -- 0.6%
Comerica, Inc.                                           14,300         501,644
Fifth Third Bancorp (a)                                  33,900         709,188
M&T Bank Corp. (a)                                        8,200         659,936
Zions Bancorporation (a)                                 17,900         815,345
                                                                  -------------
                                                                      2,686,113
                                                                  -------------
COMMERCIAL SERVICES & SUPPLIES -- 3.7%
Allied Waste Industries, Inc. *                         491,336       5,311,342
R.R. Donnelley & Sons Co.                               328,635       9,960,927
                                                                  -------------
                                                                     15,272,269
                                                                  -------------
COMMUNICATIONS EQUIPMENT -- 6.0%
ADC Telecommunications, Inc. *(a)                       443,047       5,352,008
JDS Uniphase Corp. *(a)                               1,051,538      14,080,094
Tellabs, Inc. *(a)                                    1,023,498       5,578,064
                                                                  -------------
                                                                     25,010,166
                                                                  -------------
CONSTRUCTION & ENGINEERING -- 0.8%
KBR, Inc.                                               119,211       3,305,721
                                                                  -------------
CONTAINERS & PACKAGING -- 4.2%
Ball Corp.                                              195,222       8,968,499
Pactiv Corp. *                                          324,471       8,504,385
                                                                  -------------
                                                                     17,472,884
                                                                  -------------
DISTRIBUTORS -- 1.7%
Genuine Parts Co.                                       171,761       6,908,228
                                                                  -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 9.6%
CenturyTel, Inc. (a)                                    202,772       6,740,141
Embarq Corp.                                            304,050      12,192,405
Qwest Communications International, Inc. (a)          2,667,826      12,085,252
Windstream Corp. (a)                                    758,900       9,068,855
                                                                  -------------
                                                                     40,086,653
                                                                  -------------
ELECTRIC UTILITIES -- 2.4%
Northeast Utilities                                     401,958       9,864,049
                                                                  -------------
ELECTRICAL EQUIPMENT & SERVICES -- 1.1%
Hubbell, Inc. - Class B                                 104,510       4,566,042
                                                                  -------------
ENERGY EQUIPMENT & SERVICES -- 3.4%
Halliburton Co.                                         198,929       7,823,877

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES         VALUE
--------------------                                  ---------   -------------
Transocean, Inc. *                                       46,083   $   6,230,422
                                                                  -------------
                                                                     14,054,299
                                                                  -------------
FOOD & STAPLES RETAILING -- 2.9%
Kroger Co. (The)                                        237,811       6,040,399
Safeway, Inc. (a)                                       209,910       6,160,859
                                                                  -------------
                                                                     12,201,258
                                                                  -------------
FOOD PRODUCTS -- 3.0%
Dean Foods Co. (a)                                      292,900       5,884,361
Smithfield Foods, Inc. *(a)                             263,346       6,783,793
                                                                  -------------
                                                                     12,668,154
                                                                  -------------
GAS UTILITIES -- 0.5%
Southwest Gas Corp.                                      71,396       1,996,232
                                                                  -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
Covidien, Ltd.                                          119,900       5,305,575
                                                                  -------------
HEALTH CARE PROVIDERS & SERVICES -- 1.2%
Aetna, Inc.                                              23,081         971,479
Healthsouth Corp. *(a)                                  214,882       3,822,751
                                                                  -------------
                                                                      4,794,230
                                                                  -------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
Brinker International, Inc.                             274,522       5,092,383
                                                                  -------------
HOUSEHOLD DURABLES -- 2.4%
Newell Rubbermaid, Inc.                                  89,473       2,046,247
Snap-On, Inc.                                           151,802       7,719,132
                                                                  -------------
                                                                      9,765,379
                                                                  -------------
INSURANCE -- 4.6%
ACE, Ltd.                                                99,688       5,488,821
Conseco, Inc. *                                         569,940       5,813,388
PartnerRe, Ltd. (a)                                     104,270       7,955,801
                                                                  -------------
                                                                     19,258,010
                                                                  -------------
INTERNET SOFTWARE & SERVICES -- 0.2%
Openwave Systems, Inc. (a)                              379,148         928,913
                                                                  -------------
MACHINERY -- 3.4%
Cummins, Inc.                                            87,210       4,083,172
Pentair, Inc. (a)                                        65,200       2,079,880
Timken Co. (The)                                        261,369       7,767,887
                                                                  -------------
                                                                     13,930,939
                                                                  -------------
MEDIA -- 6.0%
Arbitron, Inc. (a)                                      107,583       4,643,282
Gannett Co., Inc.                                       107,900       3,134,495
Idearc, Inc. (a)                                        533,200       1,940,848
Interpublic Group Cos., Inc. *(a)                     1,545,880      13,000,851
R.H. Donnelley Corp. *(a)                               461,401       2,334,689
                                                                  -------------
                                                                     25,054,165
                                                                  -------------
MULTI-UTILITIES -- 7.5%
Ameren Corp. (a)                                        232,411      10,235,381
CMS Energy Corp. (a)                                    638,976       8,651,735
NiSource, Inc.                                          625,599      10,785,327
Puget Energy, Inc.                                       59,889       1,549,328
                                                                  -------------
                                                                     31,221,771
                                                                  -------------
MULTILINE RETAIL -- 1.0%
Macy's, Inc.                                            187,589       4,325,802
                                                                  -------------
OIL, GAS & CONSUMABLE FUELS -- 3.9%
EOG Resources, Inc.                                      69,338       8,320,560

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                         SHARES/
                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT        VALUE
--------------------                                    --------  -------------
Range Resources Corp. (a)                               126,564   $   8,030,486
                                                                  -------------
                                                                     16,351,046
                                                                  -------------
PAPER & FOREST PRODUCTS -- 2.1%
AbitibiBowater, Inc. (a)                                312,518       4,034,607
MeadWestvaco Corp. (a)                                  167,966       4,572,035
                                                                  -------------
                                                                      8,606,642
                                                                  -------------
PHARMACEUTICALS -- 4.6%
King Pharmaceuticals, Inc. *                            962,060       8,369,922
Mylan, Inc. (a)                                         942,444      10,932,350
                                                                  -------------
                                                                     19,302,272
                                                                  -------------
SOFTWARE -- 4.9%
Cadence Design Systems, Inc. *                          141,815       1,514,584
McAfee, Inc. *(a)                                       366,351      12,122,555
Sybase, Inc. *                                          247,980       6,521,874
                                                                  -------------
                                                                     20,159,013
                                                                  -------------
SPECIALTY RETAIL -- 2.6%
Foot Locker, Inc.                                       343,273       4,040,323
OfficeMax, Inc. (a)                                     348,758       6,675,228
                                                                  -------------
                                                                     10,715,551
                                                                  -------------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
W.W. Grainger, Inc. (a)                                  45,203       3,453,057
                                                                  -------------
Total Common Stocks
   (Cost $499,765,173)                                              404,329,953
                                                                  -------------

Short-Term Investments -- 30.8%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.25% to be
   repurchased at $12,524,435 on 04/01/08
   collateralized by $12,775,000 FNMA at 2.470%
   due 09/03/09 with a value of $12,775,000.       $ 12,524,000      12,524,000
State Street Navigator Securities Lending Prime
   Portfolio (b)                                    115,418,976     115,418,976
                                                                  -------------
Total Short-Term Investments
   (Cost $127,942,976)                                              127,942,976
                                                                  -------------
TOTAL INVESTMENTS -- 128.0%
   (Cost $627,708,149#)                                             532,272,929
                                                                  -------------
Other Assets and Liabilities (net) -- (28.0)%                      (116,289,053)
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 415,983,876
                                                                  =============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $20,031,946 and $115,467,166 respectively, resulting in a net unrealized depreciation of $95,435,220.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
FNMA - Federal National Mortgage Association

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                          $416,853,953           $0
Level 2 - Other Significant Observable Inputs               0            0
Level 3 - Significant Unobservable Inputs                   0            0
                                                --------------   ---------------
Total                                            $416,853,953           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      -------   ------------
COMMON STOCKS -- 95.4%
AEROSPACE & DEFENSE  -- 9.2%
General Dynamics Corp.                                     37,238   $  3,104,532
Honeywell International, Inc.                              41,042      2,315,590
Lockheed Martin Corp.                                       4,642        460,950
Precision Castparts Corp.                                  36,865      3,763,179
Rockwell Collins, Inc.                                      8,258        471,945
Spirit Aerosystems Holdings, Inc. *                       138,272      3,066,873
Teledyne Technologies, Inc. *                              17,317        813,899
United Technologies Corp.                                  47,813      3,290,491
                                                                    ------------
                                                                      17,287,459
                                                                    ------------
AUTO COMPONENTS  -- 0.7%
BorgWarner, Inc. (a)                                       16,742        720,408
Johnson Controls, Inc.                                     20,360        688,168
                                                                    ------------
                                                                       1,408,576
                                                                    ------------
BEVERAGES  -- 3.5%
Hansen Natural Corp. *(a)                                  39,348      1,388,984
PepsiCo, Inc.                                              71,987      5,197,462
                                                                    ------------
                                                                       6,586,446
                                                                    ------------
BIOTECHNOLOGY  -- 3.7%
Biogen Idec, Inc. *(a)                                     32,496      2,004,678
Celgene Corp. *(a)                                         26,282      1,610,824
Genentech, Inc. *                                          12,831      1,041,621
Gilead Sciences, Inc. *                                    42,900      2,210,637
                                                                    ------------
                                                                       6,867,760
                                                                    ------------
CAPITAL MARKETS  -- 1.1%
Ameriprise Financial, Inc.                                  1,384         71,760
optionsXpress Holdings, Inc. (a)                           31,904        660,732
T. Rowe Price Group, Inc.                                  15,227        761,350
Waddell & Reed Financial, Inc. - Class A                   17,205        552,797
                                                                    ------------
                                                                       2,046,639
                                                                    ------------
CHEMICALS  -- 1.8%
Monsanto Co.                                               18,131      2,021,607
Mosaic Co. (The) *                                         13,389      1,373,711
                                                                    ------------
                                                                       3,395,318
                                                                    ------------
COMMUNICATIONS EQUIPMENT  -- 2.9%
Cisco Systems, Inc. *                                     200,220      4,823,300
Research In Motion, Ltd. *                                  5,091        571,363
                                                                    ------------
                                                                       5,394,663
                                                                    ------------
COMPUTERS & PERIPHERALS  -- 4.0%
Apple, Inc. *                                              46,080      6,612,480
Seagate Technology                                         45,229        947,095
                                                                    ------------
                                                                       7,559,575
                                                                    ------------
CONSTRUCTION & ENGINEERING  -- 3.0%
Chicago Bridge & Iron Co. N.V.                             42,877      1,682,493
Fluor Corp.                                                 4,022        567,746
Foster Wheeler, Ltd. *                                     52,646      2,980,816
Jacobs Engineering Group, Inc. *                            5,023        369,643
                                                                    ------------
                                                                       5,600,698
                                                                    ------------
ELECTRICAL EQUIPMENT  -- 3.5%
ABB, Ltd.                                                 105,500      2,843,445
Emerson Electric Co.                                       69,299      3,566,126

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 SHARES      VALUE
--------------------                                 -------  ------------
Woodward Governor Co.                                 8,798   $    235,083
                                                              ------------
                                                                 6,644,654
                                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS  -- 1.2%
Amphenol Corp. - Class A                             41,932      1,561,967
Trimble Navigation, Ltd. *(a)                        27,034        772,902
                                                              ------------
                                                                 2,334,869
                                                              ------------
ENERGY EQUIPMENT & SERVICES  -- 6.7%
Baker Hughes, Inc.                                   24,991      1,711,883
Cameron International Corp. *(a)                     39,067      1,626,750
Gulfmark Offshore, Inc. *(a)                          3,531        193,216
National-Oilwell Varco, Inc. *                       60,954      3,558,495
Schlumberger, Ltd.                                   28,155      2,449,485
Transocean, Inc. *                                   22,813      3,084,318
                                                              ------------
                                                                12,624,147
                                                              ------------
FOOD & STAPLES RETAILING  -- 1.5%
Casey's General Stores, Inc.                         18,657        421,648
Kroger Co. (The)                                     72,804      1,849,222
Longs Drug Stores Corp. (a)                          14,030        595,714
                                                              ------------
                                                                 2,866,584
                                                              ------------
FOOD PRODUCTS  -- 2.0%
Campbell Soup Co.                                    21,632        734,406
Kellogg Co. (a)                                      57,168      3,004,750
                                                              ------------
                                                                 3,739,156
                                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 1.4%
Baxter International, Inc.                           46,024      2,661,108
                                                              ------------
HEALTH CARE PROVIDERS & SERVICES  -- 5.7%
AmerisourceBergen Corp.                              15,856        649,779
Express Scripts, Inc. *                              24,158      1,553,843
Health Net, Inc. *                                   52,519      1,617,585
McKesson Corp.                                       16,863        883,115
Pediatrix Medical Group, Inc. *                       8,838        595,681
Psychiatric Solutions, Inc. *(a)                      6,239        211,627
Quest Diagnostics, Inc. (a)                          20,365        921,924
UnitedHealth Group, Inc.                             52,336      1,798,265
VCA Antech, Inc. *(a)                                36,929      1,010,008
WellPoint, Inc. *                                    32,078      1,415,602
                                                              ------------
                                                                10,657,429
                                                              ------------
HOTELS, RESTAURANTS & LEISURE  -- 0.2%
Bally Technologies, Inc. *(a)                        10,741        368,846
                                                              ------------
HOUSEHOLD DURABLES  -- 1.1%
Garmin, Ltd. (a)                                     37,071      2,002,205
                                                              ------------
HOUSEHOLD PRODUCTS  -- 7.0%
Clorox Co.                                           52,165      2,954,626
Colgate-Palmolive Co.                                65,176      5,077,862
Procter & Gamble Co. (The)                           74,132      5,194,429
                                                              ------------
                                                                13,226,917
                                                              ------------
INDUSTRIAL CONGLOMERATES  -- 2.4%
McDermott International, Inc. *                      80,858      4,432,635
                                                              ------------
INSURANCE  -- 2.2%
ACE, Ltd.                                            34,853      1,919,006
Assurant, Inc.                                       11,407        694,230
Chubb Corp. (The)                                    32,093      1,587,962
                                                              ------------
                                                                 4,201,198
                                                              ------------

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                SHARES       VALUE
--------------------                                -------   ------------
INTERNET & CATALOG RETAIL  -- 0.7%
Amazon.com, Inc. *(a)                                19,040   $  1,357,552
                                                              ------------
INTERNET SOFTWARE & SERVICES  -- 3.0%
Google, Inc. - Class A *                             12,911      5,686,908
                                                              ------------
IT SERVICES  -- 1.8%
Accenture, Ltd. - Class A                            97,087      3,414,550
                                                              ------------
LIFE SCIENCES TOOLS & SERVICES  -- 1.1%
Applera Corp. (a)                                    28,110        923,695
Varian, Inc. *                                       19,062      1,104,071
                                                              ------------
                                                                 2,027,766
                                                              ------------
MACHINERY  -- 2.3%
FANUC, Ltd.                                          11,100      1,072,480
Komatsu, Ltd.                                       112,064      3,172,644
                                                              ------------
                                                                 4,245,124
                                                              ------------
MARINE  -- 1.1%
Mitsui O.S.K. Lines, Ltd.                            80,000        985,372
Nippon Yusen KK                                     115,000      1,082,215
                                                              ------------
                                                                 2,067,587
                                                              ------------
METALS & MINING  -- 1.4%
BHP Billiton, Ltd.                                   41,448      1,360,523
Companhia Vale do Rio Doce (ADR)                     22,993        796,477
Titanium Metals Corp. (a)                            32,151        483,873
                                                              ------------
                                                                 2,640,873
                                                              ------------
OIL, GAS & CONSUMABLE FUELS  -- 5.6%
Exxon Mobil Corp.                                    38,216      3,232,309
Marathon Oil Corp.                                   18,086        824,722
Occidental Petroleum Corp.                           55,787      4,081,935
Valero Energy Corp.                                  50,141      2,462,424
                                                              ------------
                                                                10,601,390
                                                              ------------
PERSONAL PRODUCTS  -- 0.2%
Chattem, Inc. *                                       5,165        342,646
                                                              ------------
PHARMACEUTICALS  -- 2.2%
Johnson & Johnson                                    39,049      2,533,109
Shire Plc                                            79,813      1,543,144
                                                              ------------
                                                                 4,076,253
                                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 1.2%
NVIDIA Corp. *                                       48,088        951,661
Texas Instruments, Inc.                              49,322      1,394,333
                                                              ------------
                                                                 2,345,994
                                                              ------------
SOFTWARE  -- 6.9%
Adobe Systems, Inc. *                                70,976      2,526,036
Amdocs, Ltd. *                                       69,678      1,976,068
Autodesk, Inc. *                                     48,272      1,519,603
Intuit, Inc. *(a)                                    49,611      1,339,993
MICROS Systems, Inc. *                               35,982      1,211,154
Microsoft Corp.                                     157,027      4,456,426
                                                              ------------
                                                                13,029,280
                                                              ------------
TEXTILES, APPAREL & LUXURY GOODS  -- 1.1%
Crocs, Inc. *(a)                                     24,028        419,769
NIKE, Inc. - Class B                                 24,040      1,634,720
                                                              ------------
                                                                 2,054,489
                                                              ------------

MET INVESTORS SERIES TRUST
MET/AIM CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                          SHARES/
                                                            PAR
SECURITY DESCRIPTION                                      AMOUNT      VALUE
--------------------                                   ----------- ------------
TOBACCO  -- 0.7%
UST, Inc. (a)                                              23,254  $  1,267,808
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES  -- 1.3%
China Mobile (Hong Kong), Ltd.                             98,539     1,474,106
KDDI Corp.                                                    151       931,719
                                                                   ------------
                                                                      2,405,825
                                                                   ------------
Total Common Stocks
     (Cost $178,254,079)                                            179,470,927
                                                                   ------------
SHORT-TERM INVESTMENTS -- 12.5%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/08 at 1.250% to be repurchased
   at $7,962,276 on 04/01/08 collateralized
   by $7,540,000 U.S. Treasury Bonds at 4.750%
   due 02/15/37 with a value of $8,122,132.           $ 7,962,000     7,962,000
State Street Navigator Securities Lending Prime
   Portfolio (b)                                       15,524,078    15,524,078
                                                                   ------------
Total Short-Term Investments
   (Cost $23,486,078)                                                23,486,078
                                                                   ------------
TOTAL INVESTMENTS -- 107.9% (Cost $201,740,157#)                    202,957,005
                                                                   ------------
Other Assets and Liabilities (net) -- (7.9)%                        (14,908,988)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $188,048,017
                                                                   ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $16,259,503 and $15,042,655 respectively, resulting in a net unrealized appreciation of $1,216,848.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES        INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $172,967,278         $0
Level 2 - Other Significant Observable Inputs       14,465,649          0
Level 3 - Significant Unobservable Inputs                    0          0
                                                --------------   ---------------
TOTAL                                             $187,432,927         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES         VALUE
--------------------                                    --------   -------------
COMMON STOCKS -- 95.5%
AEROSPACE & DEFENSE  -- 1.4%
Ceradyne, Inc. *(a)                                      132,992    $  4,250,424
TransDigm Group, Inc. *                                  183,912       6,813,940
                                                                    ------------
                                                                      11,064,364
                                                                    ------------
AIR FREIGHT & LOGISTICS  -- 1.9%
Forward Air Corp. (a)                                    210,393       7,456,328
Hub Group, Inc. - Class A *                              237,558       7,813,282
                                                                    ------------
                                                                      15,269,610
                                                                    ------------
AUTO COMPONENTS  -- 0.9%
Tenneco, Inc. *                                          271,962       7,598,618
                                                                    ------------
BIOTECHNOLOGY  -- 3.8%
BioMarin Pharmaceutical, Inc. *(a)                       292,359      10,340,738
Cepheid, Inc. *(a)                                       204,385       4,984,950
Human Genome Sciences, Inc. *(a)                         360,616       2,124,028
Myriad Genetics, Inc. *(a)                               182,332       7,346,156
United Therapeutics Corp. *                               65,565       5,684,486
                                                                    ------------
                                                                      30,480,358
                                                                    ------------
CAPITAL MARKETS  -- 2.9%
Affiliated Managers Group, Inc. *(a)                      83,367       7,564,722
Greenhill & Co., Inc. (a)                                124,647       8,670,445
optionsXpress Holdings, Inc. (a)                         225,606       4,672,300
Riskmetrics Group, Inc. *                                113,094       2,188,369
                                                                    ------------
                                                                      23,095,836
                                                                    ------------
CHEMICALS  -- 0.6%
Calgon Carbon Corp. *(a)                                 264,739       3,984,322
Zep, Inc. (a)                                             41,594         674,655
                                                                    ------------
                                                                       4,658,977
                                                                    ------------
COMMERCIAL BANKS  -- 1.3%
East West Bancorp, Inc. (a)                              197,902       3,512,761
SVB Financial Group *(a)                                 167,224       7,297,655
                                                                    ------------
                                                                      10,810,416
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES  -- 6.0%
Advisory Board Co. *(a)                                   89,243       4,903,010
CoStar Group, Inc. *(a)                                  197,777       8,504,411
EnergySolutions                                          134,557       3,086,738
Fuel Tech, Inc. *(a)                                     220,971       4,529,905
Interface, Inc. - Class A                                461,269       6,480,829
Korn/Ferry International *(a)                            392,853       6,639,216
Pike Electric Corp. *(a)                                 441,171       6,145,512
TETRA Technology, Inc. *(a)                              423,701       8,266,407
                                                                    ------------
                                                                      48,556,028
                                                                    ------------
COMMUNICATIONS EQUIPMENT  -- 2.3%
Harmonic, Inc. *                                         699,803       5,318,503
Nice Systems, Ltd. (ADR) *                               221,986       6,264,445
Polycom, Inc. *                                          299,000       6,739,460
                                                                    ------------
                                                                      18,322,408
                                                                    ------------
CONSTRUCTION MATERIALS  -- 1.6%
Eagle Materials, Inc. (a)                                185,339       6,588,801
Texas Industries, Inc. (a)                                98,778       5,937,546
                                                                    ------------
                                                                      12,526,347
                                                                    ------------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES         VALUE
--------------------                                     -------    ------------

CONTAINERS & PACKAGING  -- 1.2%
Greif, Inc. - Class A                                    146,066    $  9,922,263
                                                                    ------------
DIVERSIFIED CONSUMER SERVICES  -- 2.0%
DeVry, Inc.                                              228,012       9,540,022
Strayer Education, Inc. (a)                               45,595       6,953,238
                                                                    ------------
                                                                      16,493,260
                                                                    ------------
ELECTRIC UTILITIES  -- 0.8%
ITC Holdings Corp. (a)                                   125,508       6,533,946
                                                                    ------------
ELECTRICAL EQUIPMENT  -- 2.5%
Acuity Brands, Inc. (a)                                   96,561       4,147,295
General Cable Corp. *(a)                                 174,880      10,330,162
Regal-Beloit Corp. (a)                                   144,600       5,296,698
                                                                    ------------
                                                                      19,774,155
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS  -- 2.4%
Cogent, Inc. *(a)                                        540,415       5,096,113
Coherent, Inc. *(a)                                      247,725       6,909,050
Tech Data Corp. *                                        211,997       6,953,502
                                                                    ------------
                                                                      18,958,665
                                                                    ------------
ENERGY EQUIPMENT & SERVICES  -- 4.0%
Dril-Quip, Inc. *                                        179,734       8,352,239
FMC Technologies, Inc. *                                 127,275       7,240,675
ION Geophysical Corp. *(a)                               467,974       6,458,041
Unit Corp. *                                             179,282      10,156,325
                                                                    ------------
                                                                      32,207,280
                                                                    ------------
FOOD & STAPLES RETAILING  -- 0.9%
Longs Drug Stores Corp.                                  171,160       7,267,454
                                                                    ------------
FOOD PRODUCTS  -- 1.0%
Ralcorp Holdings, Inc. *(a)                              137,844       8,015,629
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 3.4%
Gen-Probe, Inc. *                                        125,038       6,026,832
Mentor Corp. (a)                                         151,503       3,896,657
NuVasive, Inc. *(a)                                      261,636       9,029,058
Wright Medical Group, Inc. *                             332,694       8,031,233
                                                                    ------------
                                                                      26,983,780
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES  -- 5.2%
athenahealth, Inc. *(a)                                   24,468         579,158
Chemed Corp. (a)                                         151,968       6,413,050
inVentiv Health, Inc. *                                  221,881       6,392,392
LifePoint Hospitals, Inc. *(a)                           220,548       6,058,453
Magellan Health Services, Inc. *(a)                      157,040       6,232,918
Pediatrix Medical Group, Inc. *                          129,711       8,742,521
VCA Antech, Inc. *                                       277,944       7,601,768
                                                                    ------------
                                                                      42,020,260
                                                                    ------------
HEALTH CARE TECHNOLOGY  -- 0.9%
Eclipsys Corp. *(a)                                      387,164       7,592,286
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE  -- 2.8%
Buffalo Wild Wings, Inc. *(a)                            181,450       4,445,525
Choice Hotels International, Inc.                        160,101       5,461,045
Jack in the Box, Inc. *                                  286,670       7,702,823
P.F. Chang's China Bistro, Inc. *(a)                     179,151       5,095,054
                                                                    ------------
                                                                      22,704,447
                                                                    ------------
HOUSEHOLD DURABLES  -- 0.2%
Tempur-Pedic International, Inc. (a)                     147,094       1,618,034
                                                                    ------------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES         VALUE
--------------------                                     -------    ------------
HOUSEHOLD PRODUCTS  -- 1.4%
Church & Dwight, Inc. (a)                                204,666    $ 11,101,084
                                                                    ------------
INSURANCE  -- 1.3%
National Financial Partners Corp. (a)                    165,437       3,717,369
ProAssurance Corp. *(a)                                  115,865       6,237,013
Security Capital Assurance, Ltd. (a)                     259,998         142,687
                                                                    ------------
                                                                      10,097,069
                                                                    ------------
INTERNET & CATALOG RETAIL  -- 0.4%
Shutterfly, Inc. *(a)                                    225,445       3,352,367
                                                                    ------------
INTERNET SOFTWARE & SERVICES  -- 2.6%
Bankrate, Inc. *(a)                                      148,389       7,403,127
DealerTrack Holdings, Inc. *(a)                          207,776       4,201,231
Omniture, Inc. *                                         138,491       3,214,376
ValueClick, Inc. *                                       353,216       6,092,976
                                                                    ------------
                                                                      20,911,710
                                                                    ------------
IT SERVICES  -- 3.5%
Euronet Worldwide, Inc. *(a)                             290,442       5,593,913
Global Payments, Inc.                                    121,639       5,030,989
NeuStar, Inc. - Class A *(a)                             249,447       6,605,356
SRA International, Inc. - Class A *                      237,084       5,763,512
Syntel, Inc. (a)                                         186,183       4,961,777
                                                                    ------------
                                                                      27,955,547
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES  -- 3.5%
Affymetrix, Inc. *                                       288,394       5,020,939
AMAG Pharmaceuticals, Inc. *(a)                           84,566       3,419,003
PAREXEL International Corp. *(a)                         411,507      10,740,333
Varian, Inc. *                                           157,565       9,126,165
                                                                    ------------
                                                                      28,306,440
                                                                    ------------
MACHINERY  -- 3.6%
Barnes Group, Inc. (a)                                   226,562       5,199,598
Bucyrus International, Inc. - Class A                     87,783       8,923,142
Dynamic Materials Corp.                                  167,784       7,248,269
Wabtec Corp.                                             203,649       7,669,421
                                                                    ------------
                                                                      29,040,430
                                                                    ------------
MARINE  -- 0.5%
American Commercial Lines, Inc. *(a)                     242,908       3,837,946
                                                                    ------------
MEDIA  -- 2.2%
Live Nation, Inc. *(a)                                   294,383       3,570,866
Marvel Entertainment, Inc. *(a)                          275,499       7,380,618
National CineMedia, Inc. (a)                             291,957       6,563,193
                                                                    ------------
                                                                      17,514,677
                                                                    ------------
METALS & MINING  -- 0.9%
Carpenter Technology Corp.                               132,936       7,440,428
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS  -- 5.0%
Arena Resources, Inc. *                                  230,621       8,927,339
Bill Barrett Corp. *(a)                                  215,992      10,205,622
Carrizo Oil & Gas, Inc. *                                192,513      11,410,246
Whiting Petroleum Corp. *                                145,342       9,396,360
                                                                    ------------
                                                                      39,939,567
                                                                    ------------
PHARMACEUTICALS  -- 1.5%
Medicines Co. (The) *(a)                                 278,676       5,629,255
Sciele Pharma, Inc. *(a)                                 324,445       6,326,678
                                                                    ------------
                                                                      11,955,933
                                                                    ------------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                      SHARES/
                                                       PAR
SECURITY DESCRIPTION                                  AMOUNT            VALUE
--------------------                               ------------     ------------
REAL ESTATE INVESTMENT TRUSTS (REITS)  -- 0.9%
BioMed Realty Trust, Inc. (a)                            317,222    $  7,578,434
                                                                    ------------
ROAD & RAIL  -- 0.9%
Knight Transportation, Inc. (a)                          434,489       7,151,689
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 5.1%
Cirrus Logic, Inc. *                                     827,850       5,563,152
Diodes, Inc. *(a)                                        266,644       5,855,502
FormFactor, Inc. *(a)                                    156,025       2,980,078
Microsemi Corp. *(a)                                     323,750       7,381,500
Power Integrations, Inc. *                               210,232       6,151,388
Silicon Laboratories, Inc. *                             227,954       7,189,669
Varian Semiconductor Equipment Associates, Inc. *        211,031       5,940,523
                                                                    ------------
                                                                      41,061,812
                                                                    ------------
SOFTWARE  -- 7.6%
Ansoft Corp. *                                           234,290       7,150,531
ANSYS, Inc. *                                            225,581       7,787,056
Blackboard, Inc. *                                       243,642       8,120,588
Informatica Corp. *                                      385,522       6,577,005
JDA Software Group, Inc. *                               361,666       6,600,405
Lawson Software, Inc. *                                  717,241       5,400,825
Manhattan Associates, Inc. *                             283,298       6,496,023
MICROS Systems, Inc. *                                   178,249       5,999,861
THQ, Inc. *(a)                                           311,645       6,793,861
                                                                    ------------
                                                                      60,926,155
                                                                    ------------
SPECIALTY RETAIL  -- 2.1%
Dick's Sporting Goods, Inc. *(a)                         165,319       4,427,243
DSW, Inc. - Class A *(a)                                 344,717       4,464,085
HOT Topic, Inc. *(a)                                     594,267       2,561,291
Zumiez, Inc. *(a)                                        322,800       5,064,732
                                                                    ------------
                                                                      16,517,351
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS  -- 1.0%
Warnaco Group, Inc. (The) *                              205,449       8,102,909
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS  -- 0.6%
WESCO International, Inc. *(a)                           123,114       4,492,430
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES  -- 0.9%
SBA Communications Corp. *(a)                            232,178       6,925,870
                                                                    ------------
Total Common Stocks
   (Cost $778,214,676)                                               766,684,269
                                                                    ------------
SHORT-TERM INVESTMENTS -- 34.0%

State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.900% to be
   repurchased at $34,138,802 on 04/01/08
   collateralized by $34,955,000 U.S. Treasury
   Bill at 1.342% due 07/10/08 with a value of
   $34,823,604. State Street Navigator              $ 34,137,000      34,137,000
Securities Lending Prime Portfolio (b)               238,825,145     238,825,145
                                                                  --------------
Total Short-Term Investments
   (Cost $272,962,145)                                               272,962,145
                                                                  --------------
TOTAL INVESTMENTS -- 129.5% (Cost $1,051,176,821#)                 1,039,646,414
                                                                  --------------
Other Assets and Liabilities (net) -- (29.5)%                      (237,093,345)
                                                                  --------------
TOTAL NET ASSETS -- 100.0%                                        $  802,553,069
                                                                  ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $80,950,277 and $92,480,684 respectively, resulting in a net unrealized depreciation of $11,530,407.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR  - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $800,821,269          $0
Level 2 - Other Significant Observable Inputs                0           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                --------------   ---------------
TOTAL                                             $800,821,269          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)


SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------                                   ---------   ------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)(a)             2,293,938   $ 76,135,789
Goldman Sachs Mid-Cap Value Portfolio (Class A)(b)     1,119,120     14,033,765
Harris Oakmark Focused Value Portfolio (Class A)(a)      285,782     56,321,820
Harris Oakmark International Portfolio (Class A)(b)    2,697,225     41,833,964
Jennison Growth Portfolio (Class A)(a)                 1,766,411     21,532,550
Legg Mason Partners Aggressive Growth Portfolio
 (Class A)(b)                                          7,011,704     47,749,707
Legg Mason Value Equity Portfolio (Class A)(b)         5,882,379     50,117,870
Lord Abbett Growth and Income Portfolio (Class A)(b)   2,902,772     76,023,604
Met/AIM Small Cap Growth Portfolio (Class A)(b)        2,083,800     27,068,558
MFS Emerging Markets Equity Portfolio (Class A)(b)     2,203,421     28,512,262
MFS Research International Portfolio (Class A)(b)      2,742,816     36,397,170
Neuberger Berman Real Estate Portfolio (Class A)(b)    1,038,588     14,270,199
Rainier Large Cap Equity Portfolio (Class A)(b)        4,765,768     43,320,831
Third Avenue Small Cap Value Portfolio (Class A)(b)    4,185,861     65,173,863
Turner Mid-Cap Growth Portfolio (Class A)(b)           1,051,245     14,055,142
Van Kampen Comstock Portfolio (Class A)(b)             7,982,663     82,141,606
                                                                   ------------
Total Investment Company Securities
   (Cost $736,646,062)                                              694,688,700
                                                                   ------------
TOTAL INVESTMENTS -- 100.0% (Cost $736,646,062#)                    694,688,700
                                                                   ------------
Other Assets and Liabilities (net) -- 0.0%                             (243,306)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $694,445,394
                                                                   ============
PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $13,812,515 and $55,769,877 respectively, resulting in a net unrealized depreciation of $41,957,362.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                ---------------  ---------------
Level 1 - Quoted Prices                          $694,688,700           $0
Level 2 - Other Significant Observable Inputs               0            0
Level 3 - Significant Unobservable Inputs                   0            0
                                                 --------------  ---------------
Total                                            $694,688,700           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                 ----------  --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock High Yield Portfolio (Class A)(b)          16,364,749  $  130,099,753
Davis Venture Value Portfolio (Class A)(a)           15,024,524     498,663,940
Goldman Sachs Mid-Cap Value Portfolio (Class A)(b)   10,075,558     126,347,499
Harris Oakmark Focused Value Portfolio (Class A)(a)   1,286,822     253,606,947
Harris Oakmark International Portfolio (Class A)(b)  16,196,659     251,210,173
Jennison Growth Portfolio (Class A)(a)               10,598,178     129,191,794
Lazard Mid-Cap Portfolio (Class A)(b)                16,483,434     184,284,793
Legg Mason Partners Aggressive Growth Portfolio
 (Class A)(b)                                        36,075,537     245,674,407
Legg Mason Value Equity Portfolio (Class A)(b)       39,813,235     339,208,764
Loomis Sayles Global Markets Portfolio (Class A)*(b) 21,954,018     260,813,733
Lord Abbett Bond Debenture Portfolio (Class A)(b)    26,539,936     327,768,214
Lord Abbett Growth and Income Portfolio (Class A)(b) 16,640,037     435,802,574
Met/AIM Small Cap Growth Portfolio (Class A)(b)       9,390,713     121,985,362
MFS Emerging Markets Equity Portfolio (Class A)(b)    9,908,149     128,211,451
MFS Research International Portfolio (Class A)(b)    14,808,670     196,511,049
Neuberger Berman Real Estate Portfolio (Class A)(b)   9,357,817     128,576,405
PIMCO Inflation Protected Bond Portfolio
 (Class A)(b)                                        23,163,654     266,845,295
PIMCO Total Return Portfolio (Class A)(b)            57,465,180     721,762,662
Rainier Large Cap Equity Portfolio (Class A)(b)      21,443,537     194,921,751
T. Rowe Price Mid-Cap Growth Portfolio (Class A)(b)  14,405,123     126,476,982
Third Avenue Small Cap Value Portfolio (Class A)(b)  20,934,315     325,947,288
Turner Mid-Cap Growth Portfolio (Class A)(b)          9,462,021     126,507,217
Van Kampen Comstock Portfolio (Class A)(b)           47,928,019     493,179,317
Western Asset Management U.S. Government Portfolio
 (Class A)(a)                                        25,876,531     326,044,282
                                                                 --------------
Total Investment Company Securities
(Cost $6,473,014,879)                                             6,339,641,652
                                                                 --------------
TOTAL INVESTMENTS -- 100.0% (Cost $6,473,014,879#)                6,339,641,652
                                                                 --------------
Other Assets and Liabilities (net) -- 0.0%                           (1,682,452)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $6,337,959,200
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $205,071,944 and $338,445,171 respectively, resulting in a net unrealized depreciation of $133,373,227.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $6,339,641,652          $0
Level 2 - Other Significant Observable Inputs                0           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                --------------   ---------------
Total                                           $6,339,641,652          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE DEFENSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                ----------   --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock High Yield Portfolio (Class A)(b)          4,436,547   $   35,270,550
Davis Venture Value Portfolio (Class A)(a)             682,020       22,636,252
Goldman Sachs Mid-Cap Value Portfolio (Class A)(b)   1,826,443       22,903,598
Harris Oakmark International Portfolio (Class A)(b)  1,472,404       22,836,988
Jennison Growth Portfolio (Class A)(a)               1,920,322       23,408,721
Lazard Mid-Cap Portfolio (Class A)(b)                2,000,420       22,364,692
Legg Mason Value Equity Portfolio (Class A)(b)       4,857,044       41,382,012
Loomis Sayles Global Markets Portfolio
 (Class A) * (b)                                     3,975,488       47,228,792
Lord Abbett Bond Debenture Portfolio (Class A)(b)    9,587,706      118,408,169
Lord Abbett Growth and Income Portfolio (Class A)(b) 2,159,479       56,556,755
MFS Research International Portfolio (Class A)(b)    3,576,405       47,458,891
Neuberger Berman Real Estate Portfolio (Class A)(b)  1,701,993       23,385,387
PIMCO Inflation Protected Bond Portfolio
 (Class A)(b)                                       10,439,037      120,257,711
PIMCO Total Return Portfolio (Class A)(b)           22,643,013      284,396,240
Rainier Large Cap Equity Portfolio (Class A)(b)      2,588,751       23,531,750
T. Rowe Price Mid-Cap Growth Portfolio (Class A)(b)  2,613,528       22,946,771
Third Avenue Small Cap Value Portfolio (Class A)(b)  3,035,347       47,260,359
Van Kampen Comstock Portfolio (Class A)(b)           5,438,471       55,961,869
Western Asset Management U.S. Government Portfolio
 (Class A)(a)                                       10,288,145      129,630,629
                                                                 --------------
Total Investment Company Securities
(Cost $1,166,014,776)                                             1,167,826,136
                                                                 --------------
TOTAL INVESTMENTS -- 100.0% (Cost $1,166,014,776#)                1,167,826,136
                                                                 --------------
Other Assets and Liabilities (net) -- 0.0%                             (367,320)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,167,458,816
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $30,055,226 and $28,243,866 respectively, resulting in a net unrealized appreciation of $1,811,360.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $1,167,826,136          $0
Level 2 - Other Significant Observable Inputs                0           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                ---------------  ---------------
Total                                           $1,167,826,136          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)


SECURITY DESCRIPTION                                   SHARES        VALUE
--------------------                                 ----------  --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A)(a)           24,980,104  $  829,089,666
Goldman Sachs Mid-Cap Value Portfolio (Class A)(b)   12,181,191     152,752,133
Harris Oakmark Focused Value Portfolio (Class A)(a)   1,944,755     383,272,323
Harris Oakmark International Portfolio (Class A)(b)  24,482,709     379,726,817
Jennison Growth Portfolio (Class A)(a)               12,811,528     156,172,528
Legg Mason Partners Aggressive Growth Portfolio
   (Class A)(b)                                      65,437,806     445,631,458
Legg Mason Value Equity Portfolio (Class A)(b)       48,194,367     410,616,008
Loomis Sayles Global Markets Portfolio
   (Class A)*(b)                                     26,536,963     315,259,123
Lord Abbett Bond Debenture Portfolio (Class A)(b)    12,829,339     158,442,336
Lord Abbett Growth and Income Portfolio
   (Class A)(b)                                      31,619,302     828,109,507
Met/AIM Small Cap Growth Portfolio (Class A)(b)      17,039,547     221,343,715
MFS Emerging Markets Equity Portfolio (Class A)(b)   17,962,519     232,434,994
MFS Research International Portfolio (Class A)(b)    23,864,716     316,684,780
Neuberger Berman Real Estate Portfolio (Class A)(b)  11,313,857     155,452,397
PIMCO Inflation Protected Bond Portfolio
   (Class A)(b)                                      13,994,077     161,211,764
PIMCO Total Return Portfolio (Class A)(b)            18,940,156     237,888,365
Rainier Large Cap Equity Portfolio (Class A)(b)      43,199,270     392,681,369
T. Rowe Price Mid-Cap Growth Portfolio (Class A)(b)  17,417,013     152,921,372
Third Avenue Small Cap Value Portfolio (Class A)(b)  40,489,041     630,414,374
Turner Mid-Cap Growth Portfolio (Class A)(b)         11,439,303     152,943,475
Van Kampen Comstock Portfolio (Class A)(b)           86,933,349     894,544,161
                                                                 --------------
Total Investment Company Securities
(Cost $7,989,921,445)                                             7,607,592,665
                                                                 --------------
TOTAL INVESTMENTS -- 100.0% (Cost $7,989,921,445#)                7,607,592,665
                                                                 --------------
Other Assets and Liabilities (net) -- 0.0%                           (1,987,052)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $7,605,605,613
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $146,809,986 and $529,138,766 respectively, resulting in a net unrealized depreciation of $382,328,780.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $7,607,592,665          $0
Level 2 - Other Significant Observable Inputs                0           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                --------------   ---------------
Total                                           $7,607,592,665          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
METLIFE MODERATE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES        VALUE
--------------------                                  ---------- --------------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock High Yield Portfolio (Class A)(b)            5,942,656 $   47,244,117
Davis Venture Value Portfolio (Class A)(a)             4,096,464    135,961,629
Goldman Sachs Mid-Cap Value Portfolio (Class A)(b)     3,661,452     45,914,609
Harris Oakmark International Portfolio (Class A)(b)    2,944,985     45,676,719
Jennison Growth Portfolio (Class A)(a)                 3,850,686     46,939,857
Lazard Mid-Cap Portfolio (Class A)(b)                  5,995,581     67,030,600
Legg Mason Value Equity Portfolio (Class A)(b)        12,084,692    102,961,578
Loomis Sayles Global Markets Portfolio (Class A) *(b)  7,975,400     94,747,747
Lord Abbett Bond Debenture Portfolio (Class A)(b)     15,417,988    190,412,153
Lord Abbett Growth and Income Portfolio (Class A)(b)   6,050,012    158,449,822
MFS Emerging Markets Equity Portfolio (Class A)(b)     3,598,396     46,563,243
MFS Research International Portfolio (Class A)(b)      5,380,225     71,395,591
Neuberger Berman Real Estate Portfolio (Class A)(b)    3,402,798     46,754,444
PIMCO Inflation Protected Bond Portfolio (Class A)(b) 14,710,582    169,465,903
PIMCO Total Return Portfolio (Class A)(b)             34,139,754    428,795,309
Rainier Large Cap Equity Portfolio (Class A)(b)        7,790,198     70,812,900
T. Rowe Price Mid-Cap Growth Portfolio (Class A)(b)    7,853,293     68,951,908
Third Avenue Small Cap Value Portfolio (Class A)(b)    6,085,371     94,749,226
Turner Mid-Cap Growth Portfolio (Class A)(b)           3,438,305     45,970,132
Van Kampen Comstock Portfolio (Class A)(b)            15,245,868    156,879,981
Western Asset Management U.S. Government Portfolio
   (Class A)(a)                                       15,033,778    189,425,606
                                                                 --------------
Total Investment Company Securities
  (Cost $2,322,454,638)                                           2,325,103,074
                                                                 --------------
TOTAL INVESTMENTS -- 100.0% (Cost $2,322,454,638#)                2,325,103,074
                                                                 --------------
Other Assets and Liabilities (net) -- 0.0%                             (667,317)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $2,324,435,757
                                                                 ==============

PORTFOLIO FOOTNOTES
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $78,866,640 and $76,218,204 respectively, resulting in a net unrealized appreciation of $2,648,436.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $2,325,103,074          $0
Level 2 - Other Significant Observable Inputs                0           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                --------------   ---------------
Total                                           $2,325,103,074          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES        VALUE
--------------------                                    ---------   ------------
COMMON STOCKS -- 94.1%
ARGENTINA -- 0.9%
Banco Macro S.A. (ADR) (a)                                107,210   $  2,717,773
Telecom Argentina S.A. (ADR) *(a)                         133,510      2,827,742
                                                                    ------------
                                                                       5,545,515
                                                                    ------------
BERMUDA -- 0.5%
Dufry South America, Ltd. (BDR) *                         156,740      2,863,286
                                                                    ------------
BRAZIL -- 13.9%
Aracruz Celulose S.A. (ADR) (a)                            65,830      4,493,556
Companhia Vale do Rio Doce (ADR)                          646,290     22,387,486
CSU Cardsystem S.A. *                                     856,770      2,350,878
LPS Brasil-Consultoria de Imoveis S.A. *                  215,403      3,849,787
Natura Cosmeticos S.A.                                    367,970      3,773,078
Petroleo Brasileiro S.A. (ADR)                            372,960     38,082,946
Redecard S.A.                                             221,700      3,707,065
Unibanco-Uniao de Bancos Brasilieros S.A. (ADR)            41,520      4,842,893
                                                                    ------------
                                                                      83,487,689
                                                                    ------------
CAYMAN ISLANDS -- 0.4%
Soho China, Ltd. *                                      3,260,000      2,214,206
                                                                    ------------
CHILE -- 0.5%
Banco Santander Chile S.A. (ADR)                           61,990      3,239,597
                                                                    ------------
CHINA -- 1.2%
China Construction Bank Corp.                           9,574,000      7,165,138
                                                                    ------------
CZECH REPUBLIC -- 1.4%
CEZ                                                       113,240      8,631,410
                                                                    ------------
EGYPT -- 0.9%
Egyptian Co. for Mobile Services                           91,503      3,297,014
Orascom Construction Industries                            29,025      2,174,429
                                                                    ------------
                                                                       5,471,443
                                                                    ------------
ESTONIA -- 0.7%
AS Eesti Telekom (GDR)                                     92,626      4,052,388
                                                                    ------------
GREECE -- 0.6%
Coca-Cola Hellenic Bottling Co. S.A.                       80,400      3,759,168
                                                                    ------------
HONG KONG -- 5.1%
China Mobile (Hong Kong), Ltd.                          1,296,000     19,387,665
CNOOC, Ltd.                                             5,685,000      8,345,127
Denway Motors, Ltd.                                     6,702,000      2,864,316
                                                                    ------------
                                                                      30,597,108
                                                                    ------------
HUNGARY -- 0.6%
OTP Bank Nyrt. (GDR)                                       40,860      3,342,348
                                                                    ------------
INDIA -- 3.3%
Infosys Technologies, Ltd. (ADR) (a)                      166,550      5,957,494
NTPC, Ltd.                                                645,133      3,166,465
Reliance Industries, Ltd. (GDR) (144A) *(b)                91,380     10,505,505
                                                                    ------------
                                                                      19,629,464
                                                                    ------------
INDONESIA -- 3.1%
PT Astra Agro Lestari Tbk                               1,094,000      3,098,233
PT Astra International Tbk                              1,296,500      3,439,007
PT Bank Central Asia Tbk                                7,029,000      2,496,865
PT Bank Rakyat Indonesia Tbk                            3,420,000      2,356,360
PT Hanjaya Mandala Sampoerna Tbk                        1,675,000      2,378,965

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES        VALUE
--------------------                                    ---------   ------------
PT Telekomunikasi Indonesia Tbk                         4,808,500   $  5,077,546
                                                                    ------------
                                                                      18,846,976
                                                                    ------------
ISRAEL -- 1.0%
Delek Automotive Systems, Ltd.                            229,453      3,216,571
Makhteshim-Agan Industries, Ltd.                          414,540      3,024,707
                                                                    ------------
                                                                       6,241,278
                                                                    ------------
LUXEMBOURG -- 0.7%
Tenaris S.A. (ADR) (a)                                     81,890      4,082,217
                                                                    ------------
MALAYSIA -- 3.6%
AMMB Holdings Berhad                                    2,421,925      2,622,518
Asiatic Development Berhad                              1,269,600      3,345,703
Bumiputra-Commerce Holdings Berhad                        756,000      2,362,330
IOI Corp. Berhad                                        1,296,000      2,890,559
Resorts World Berhad                                    2,909,700      3,140,081
Sime Darby Berhad *                                       883,700      2,593,292
Tenaga Nasional Berhad                                  1,481,000      3,415,049
Tradewinds (Malaysia) Berhad                              857,100      1,237,587
                                                                    ------------
                                                                      21,607,119
                                                                    ------------
MEXICO -- 10.3%
America Movil, SAB de C.V. (ADR)                          359,860     22,919,483
Corporacion Moctezuma S.A. de C.V.                      1,452,500      3,476,613
Desarrolladora Homex S.A. de C.V. (ADR) *(a)               58,380      3,388,959
Grupo Continental S.A. (a)                              1,355,550      3,253,483
Grupo Financiero Banorte SAB de C.V. (a)                  747,200      3,239,591
Grupo Mexico S.A. de C.V.                               1,190,100      7,907,660
Grupo Modelo S.A. de C.V.                                 651,000      2,853,115
Grupo Televisa S.A.  (ADR) (a)                            193,950      4,701,348
Sare Holding SAB de C.V. *(a)                           3,645,000      5,039,265
Wal-Mart de Mexico SAB de C.V. (a)                      1,223,000      5,216,222
                                                                    ------------
                                                                      61,995,739
                                                                    ------------
PANAMA -- 0.6%
Copa Holdings S.A. - Class A (a)                           95,130      3,625,404
                                                                    ------------
PHILIPPINES -- 2.8%
Banco de Oro-EPCI, Inc.                                 2,437,000      3,058,501
Manila Water Co.                                       18,732,000      8,055,565
Philippine Long Distance Telephone Co.                     90,460      6,076,894
                                                                    ------------
                                                                      17,190,960
                                                                    ------------
POLAND -- 0.5%
KGHM Polska Miedz S.A.                                     70,180      3,226,924
                                                                    ------------
RUSSIA -- 14.3%
Gazprom (ADR)                                             935,700     47,721,429
GMK Norilsk Nickel (ADR)                                  298,390      8,399,678
Mobile Telesystems (ADR)                                   95,430      7,238,365
Sberbank                                                2,701,960      8,457,135
Sistema JSFC (GDR)                                         91,920      2,954,595
Vimpel-Communications (ADR)                               265,170      7,925,931
VTB Bank OJSC (GDR) (144A) *(b)                           457,350      3,306,641
                                                                    ------------
                                                                      86,003,774
                                                                    ------------
SINGAPORE -- 0.5%
Capitaland, Ltd. (a)                                      663,000      3,086,880
                                                                    ------------
SOUTH AFRICA -- 9.9%
ABSA Group, Ltd.                                          268,930      3,354,218
African Bank Investments, Ltd.                          1,129,630      3,698,827
ArcelorMittal South Africa, Ltd.                          127,181      3,078,003
FirstRand, Ltd.                                         1,687,760      3,318,312
Impala Platinum Holdings, Ltd.                            174,400      6,679,682

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES        VALUE
--------------------                                    ---------   ------------
Massmart Holdings, Ltd.                                   261,774   $  2,148,233
MTN Group, Ltd.                                           553,750      8,369,513
Murray & Roberts Holdings, Ltd.                           532,378      6,246,873
Nedbank Group, Ltd.                                       129,784      1,862,608
Sanlam, Ltd.                                            1,788,120      4,188,709
Sasol, Ltd.                                               223,220     10,711,159
Standard Bank Group, Ltd.                                 405,368      4,383,415
Tiger Brands, Ltd.                                        102,500      1,681,031
                                                                    ------------
                                                                      59,720,583
                                                                    ------------
SOUTH KOREA -- 2.3%
KT&G Corp.                                                 33,943      2,660,921
LG Chem, Ltd.                                              47,440      3,551,933
Lotte Shopping Co., Ltd.                                    7,160      2,165,467
Macquarie Korea Infrastructure Fund                       448,610      3,035,101
NHN Corp. *                                                11,649      2,724,901
                                                                    ------------
                                                                      14,138,323
                                                                    ------------
TAIWAN -- 9.3%
AU Optronics Corp.                                      1,682,000      2,895,975
Cathay Financial Holding Co., Ltd.                      1,844,135      4,746,655
China Development Financial Holding Corp.               7,854,000      3,623,804
China Steel Corp.                                       2,530,000      4,003,104
Chinatrust Financial Holding Co., Ltd. *                3,027,000      2,942,870
Chunghwa Telecom Co., Ltd.                              2,010,454      5,286,317
Delta Electronics, Inc.                                 1,068,000      3,165,129
First Financial Holding Co., Ltd.                       3,601,000      3,779,675
Formosa Chemicals & Fibre Corp.                         1,014,000      2,615,749
Formosa Plastics Corp.                                  1,128,000      3,417,123
High Tech Computer Corp.                                  157,920      3,556,477
Innolux Display Corp.                                   1,205,160      3,214,198
MediaTek, Inc.                                            342,000      4,463,528
Taiwan Semiconductor Manufacturing Co., Ltd.            3,863,000      8,041,133
                                                                    ------------
                                                                      55,751,737
                                                                    ------------
THAILAND -- 0.8%
Siam Cement Public Co., Ltd.                              717,600      4,982,809
                                                                    ------------
TURKEY -- 2.2%
Akbank T.A.S.                                             500,150      2,106,211
Asya Katilim Bankasi A.S. *(a)                            290,781      1,826,572
Tofas Turk Otomobil Fabrikasi A.S.                        237,710        768,652
Turkcell Iletisim Hizmetleri A.S. (ADR) (a)               136,890      2,859,632
Turkiye Garanti Bankasi A.S.                              674,220      3,042,051
Turkiye Is Bankasi                                        705,360      2,620,303
                                                                    ------------
                                                                      13,223,421
                                                                    ------------
UNITED KINGDOM -- 1.5%
Anglo American Plc                                         99,300      5,968,539
Old Mutual Plc                                          1,435,200      3,148,165
                                                                    ------------
                                                                       9,116,704
                                                                    ------------
UNITED STATES -- 0.7%
Southern Copper Corp. (a)                                  38,660      4,014,068
                                                                    ------------
Total Common Stocks
   (Cost $514,292,425)                                               566,853,676
                                                                    ------------
PREFERRED STOCKS -- 2.0%
BRAZIL -- 2.0%
Eletropaulo Metropolitana de Sao Paulo S.A.            74,870,000      5,918,577
Universo Online S.A.                                      531,500      2,301,736

MET INVESTORS SERIES TRUST
MFS (R) EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                       SHARES/
                                                         PAR
SECURITY DESCRIPTION                                    AMOUNT         VALUE
--------------------                                  -----------   ------------
Usinas Siderurgicas de Minas Gerais S.A. - Class A         70,300   $  3,962,605
                                                                    ------------
                                                                      12,182,918
                                                                    ------------
Total Preferred Stocks
   (Cost $10,689,329)                                                 12,182,918
                                                                    ------------
RIGHTS -- 0.0%
MALAYSIA -- 0.0%
Genting International Plc, expires 04/11/08
   (Cost $0)                                              284,970              0
                                                                    ------------
WARRANTS -- 2.6%
INDIA -- 0.4%
Oil & Natural Gas Corp., Ltd.,
   expires 03/09/09 (144A)* (b)                            88,276      2,160,643
                                                                    ------------
LUXEMBOURG -- 1.2%
Bharat Heavy Electricals, Ltd.,
   expires 09/01/10 (144A)* (b)                            36,300      1,861,900
Merrill Lynch International & Co.,
   expires 06/23/09 (144A)* (b)                            44,600      3,364,669
Merrill Lynch International & Co.,
   expires 10/13/10 (144A)* (b)                           234,760      2,310,038
                                                                    ------------
                                                                       7,536,607
                                                                    ------------
NETHERLANDS ANTILLES -- 1.0%
Emaar Properties PJSC,
   expires 01/12/10 (144A)* (b)                           867,704      2,574,477
ITC, Ltd., expires 01/06/11  (144A)* (b)                  683,766      3,519,344
                                                                    ------------
                                                                       6,093,821
                                                                    ------------
Total Warrants
   (Cost $15,996,044)                                                 15,791,071
                                                                    ------------
Short-Term Investments -- 9.6%
Societe Generale North America 2.800%,
    due 04/01/08                                      $16,012,000     16,012,000
State Street Navigator Securities
    Lending Prime Portfolio (c)                        41,371,117     41,371,117
                                                                    ------------
Total Short-Term Investments
   (Cost $57,383,117)                                                 57,383,117
                                                                    ------------
TOTAL INVESTMENTS -- 108.3% (Cost $598,360,915#)                     652,210,782
                                                                    ------------
Other Assets and Liabilities (net) -- (8.3)%                        (49,745,586)
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $602,465,196
                                                                    ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $87,745,265 and $33,895,398 respectively, resulting in a net unrealized appreciation of $53,849,867.
(a)  All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $29,603,217 of net assets.
(c) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
BDR - Brazilian Depositary Receipt
GDR - Global Depositary Receipt

Summary of Total Foreign Securities by Industry Classification at 3/31/2008

                                                          VALUE      PERCENT OF
INDUSTRY                                                  (000)      NET ASSETS
--------                                               ----------    ----------
Airlines                                               $   3,625        0.6%
Automobiles                                                7,072        1.2%
Beverages                                                  9,866        1.6%
Chemicals                                                 12,610        2.1%
Commercial Banks                                          76,127       12.6%
Computers & Peripherals                                    6,771        1.1%
Construction & Engineering                                 2,174        0.4%
Construction Materials                                     8,459        1.4%
Diversified Financial Services                            15,314        2.5%
Diversified Telecommunication Services                    17,244        2.9%
Electric Utilities                                        17,965        3.0%
Electronic Equipment & Instruments                         6,061        1.0%
Energy Equipment & Services                                4,082        0.7%
Food & Staples Retailing                                   7,365        1.2%
Food Products                                             12,253        2.0%
Hotels, Restaurants & Leisure                              3,140        0.5%
Household Durables                                         8,428        1.4%
Independent Power Producers & Energy Traders               3,166        0.5%
Industrial Conglomerates                                   8,840        1.5%
Insurance                                                 12,084        2.0%
Internet Software & Services                               5,027        0.8%
IT Services                                               12,015        2.0%
Media                                                      4,701        0.8%
Metals & Mining                                           69,628       11.6%
Multiline Retail                                           2,166        0.4%
Oil, Gas & Consumable Fuels                              117,527       19.5%
Paper & Forest Products                                    4,494        0.8%
Personal Products                                          3,773        0.6%
Real Estate Management & Development                      11,725        1.9%
Semiconductors & Semiconductor Equipment                  12,505        2.1%
Specialty Retail                                           6,080        1.0%
Tobacco                                                    8,559        1.4%
Transportation Infrastructure                              3,035        0.5%
Water Utilities                                            9,918        1.6%
Wireless Telecommunication Services                       81,029       13.5%
                                                        --------       -----
Total                                                   $594,828       98.7%
                                                        ========       =====

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAl
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $299,368,053          $0
Level 2 - Other Significant Observable Inputs      311,471,612           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                --------------   ---------------
Total                                             $610,839,665          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 SHARES           VALUE
--------------------                                 ----------   --------------
COMMON STOCKS -- 99.1%
AUSTRALIA -- 2.5%
Australia and New Zealand Banking Group, Ltd.           835,950   $   17,283,331
Billabong International, Ltd. (a)                       509,937        6,085,194
Macquarie Group, Ltd. (a)                               255,367       12,398,807
Paladin Energy, Ltd. *(a)                             1,622,964        7,591,781
                                                                  --------------
                                                                      43,359,113
                                                                  --------------
AUSTRIA -- 1.3%
Erste Bank der Oesterreichischen Sparkassen AG          295,202       19,231,092
OMV AG                                                   61,030        4,036,773
                                                                  --------------
                                                                      23,267,865
                                                                  --------------
BELGIUM -- 1.4%
Fortis                                                  958,630       24,126,523
Fortis-Strip VVPR *(a)                                  377,630            5,968
                                                                  --------------
                                                                      24,132,491
                                                                  --------------
BRAZIL -- 2.4%
Companhia Vale do Rio Doce                              485,800       16,836,169
CSU Cardsystem S.A. *                                   563,680        1,546,673
Petroleo Brasileiro S.A. (ADR)                          112,470       11,484,312
Unibanco-Uniao de Bancos Brasilieros S.A. (GDR)          98,340       11,470,377
                                                                  --------------
                                                                      41,337,531
                                                                  --------------
CANADA -- 0.5%
Rogers Communications, Inc. (a)                         261,860        9,409,578
                                                                  --------------
China -- 0.8%
Bank of Communications Co., Ltd. (a)                 12,035,000       14,003,274
                                                                  --------------
CYPRUS -- 1.0%
Bank of Cyprus Public Co., Ltd.                       1,470,920       17,520,864
                                                                  --------------
FRANCE -- 11.2%
Axa (a)                                                 885,220       32,068,547
BNP Paribas                                             352,335       35,641,295
Compagnie Generale des Etablissements
   Michelin - Class B (a)                               138,280       14,446,357
Gaz de France S.A.                                      162,570        9,834,825
LVMH Moet Hennessy Louis Vuitton S.A. (a)               259,300       28,936,203
Schneider Electric S.A. (a)                             136,190       17,636,519
Suez S.A.                                               173,002       11,377,807
Total S.A.                                              619,790       46,133,695
                                                                  --------------
                                                                     196,075,248
                                                                  --------------
GERMANY -- 11.7%
Adidas AG (a)                                           492,620       32,806,429
Bayer AG (a)                                            242,130       19,413,733
Bayerische Motoren Werke (BMW) AG                       237,780       13,142,214
Deutsche Postbank AG (a)                                 75,530        7,224,105
E. On AG (a)                                            264,550       49,001,664
Linde AG (a)                                            173,360       24,530,212
Merck KGaA (a)                                          187,120       23,093,180
SAP AG                                                  293,390       14,591,301
Siemens AG                                              195,970       21,288,846
                                                                  --------------
                                                                     205,091,684
                                                                  --------------
HONG KONG -- 1.0%
BOC Hong Kong Holdings, Ltd.                            6,932,500     16,707,493
                                                                  --------------
INDIA -- 0.4%
HCL Technologies, Ltd.                                    515,980      3,280,500

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                  ---------   --------------
Satyam Computer Services, Ltd.                          444,240   $    4,399,655
                                                                  --------------
                                                                       7,680,155
                                                                  --------------
IRELAND -- 1.7%
Anglo Irish Bank Corp. Plc (a)                        1,350,108       18,024,999
CRH Plc                                                 312,800       11,902,280
                                                                  --------------
                                                                      29,927,279
                                                                  --------------
ISRAEL -- 0.3%
Makhteshim-Agan Industries, Ltd.                        634,960        4,633,010
                                                                  --------------
ITALY -- 5.9%
Eni S.p.A.                                              746,800       25,482,299
Finmeccanica S.p.A                                      358,230       12,216,527
Saipem S.p.A. (a)                                       226,710        9,176,383
UniCredito Italiano S.p.A.                            4,713,452       31,541,195
Unione Di Banche Italiance SCPA (a)                     949,141       24,395,555
                                                                  --------------
                                                                     102,811,959
                                                                  --------------
JAPAN -- 15.2%
Aeon Credit Service Co., Ltd.                           587,900        7,885,867
Astellas Pharma, Inc.                                   283,200       10,971,863
Bridgestone Corp. (a)                                   865,900       14,770,083
East Japan Railway Co.                                    2,124       17,652,134
Funai Electric Co., Ltd. (a)                             71,500        2,460,762
GLORY, Ltd.                                             548,600       11,837,173
HOYA Corp. (a)                                          177,700        4,204,926
Inpex Holdings, Inc.                                      1,049       11,755,896
JFE Shoji Holdings, Inc.                                574,000        4,089,672
Kao Corp.                                               578,000       16,363,888
Komatsu, Ltd.                                           692,300       19,599,703
Konica Minolta Holdings, Inc.                           622,000        8,562,020
Mitsubishi Corp.                                        381,200       11,726,861
Mitsui & Co., Ltd.                                      420,000        8,680,479
Nippon Electric Glass Co., Ltd.                         330,000        5,164,185
Nomura Holdings, Inc.                                 1,322,100       19,855,661
OMRON Corp.                                             543,800       11,265,485
Ricoh Co., Ltd.                                       1,034,000       17,255,541
Sumitomo Mitsui Financial Group, Inc. (a)                 2,160       14,237,546
Tokyo Gas Co., Ltd. (a)                               1,578,000        6,383,217
Trend Micro, Inc. (a)                                   217,500        8,638,214
Yamaha Motor Co., Ltd.                                  711,000       13,123,503
Yamato Holdings Co., Ltd.                             1,284,000       18,923,594
                                                                  --------------
                                                                     265,408,273
                                                                  --------------
MEXICO -- 2.7%
America Movil S.A.B. de C.V. (ADR)                      240,310       15,305,344
Corporacion GEO S.A.B. de C.V. - Series B*              115,810          370,320
Corporacion Moctezuma S.A.B. de C.V.                    366,500          877,232
Grupo Televisa S.A.  (ADR) (a)                          825,830       20,018,119
Kimberly-Clark de Mexico S.A. de C.V. - Class A (a)   1,944,140        8,632,049
SARE Holding S.A. de C.V. *                             323,000          446,552
Urbi, Desarrollos Urbanos, S.A. de C.V. *               528,000        1,738,018
                                                                  --------------
                                                                      47,387,634
                                                                  --------------
NETHERLANDS -- 4.1%
Akzo Nobel N.V.                                         369,480       29,699,483
Heineken N.V.                                           355,830       20,698,856
Koninklijke (Royal) Philips Electronics N.V. (a)        334,900       12,835,022
TNT N.V.                                                213,290        7,936,466
                                                                  --------------
                                                                      71,169,827
                                                                  --------------
NORWAY -- 2.8%
StatoilHydro ASA                                        991,630       29,857,668

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                  ---------   --------------
Telenor ASA *                                         1,007,170   $   19,382,533
                                                                  --------------
                                                                      49,240,201
                                                                  --------------
RUSSIA -- 0.8%
Gazprom (ADR)                                           275,180       14,034,237
                                                                  --------------
SINGAPORE -- 2.8%
Capitaland, Ltd. (a)                                  4,604,000       21,435,887
DBS Group Holdings, Ltd.                              1,405,000       18,445,892
Venture Corp., Ltd.                                   1,113,000        8,573,571
                                                                  --------------
                                                                      48,455,350
                                                                  --------------
SOUTH AFRICA -- 0.6%
MTN Group, Ltd.                                         319,150        4,823,711
Standard Bank Group, Ltd.                               552,874        5,978,459
                                                                  --------------
                                                                      10,802,170
                                                                  --------------
SOUTH KOREA -- 1.3%
LS Industrial Systems Co., Ltd.                         144,800        9,019,829
Nong Shim Co., Ltd.                                      16,217        2,956,943
Samsung Electronics Co., Ltd.                            16,525       10,500,945
                                                                  --------------
                                                                      22,477,717
                                                                  --------------
SPAIN -- 2.2%
Antena 3 de Television S.A. (a)                         435,020        5,980,357
Telefonica S.A.                                       1,112,190       31,989,232
                                                                  --------------
                                                                      37,969,589
                                                                  --------------
SWITZERLAND -- 8.5%
Actelion, Ltd. *(a)                                     159,602        8,715,438
Geberit AG                                              109,511       16,331,752
Nestle S.A.                                              89,908       44,984,616
Novartis AG                                             606,760       31,140,743
Roche Holdings AG                                       168,070       31,672,730
UBS AG                                                  517,790       15,083,689
                                                                  --------------
                                                                     147,928,968
                                                                  --------------
TAIWAN -- 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.          3,853,000        8,020,318
                                                                  --------------
THAILAND -- 0.5%
PTT Public Co., Ltd.                                    815,700        7,979,533
                                                                  --------------
UNITED KINGDOM -- 13.6%
Anglo American Plc                                      145,800        8,763,475
Barclays Plc                                          4,046,290       36,650,796
BHP Billiton Plc                                      1,373,250       40,751,839
Bunzl Plc                                               628,150        8,847,930
Diageo Plc                                              582,750       11,754,003
Intertek Group Plc                                      405,030        8,298,055
Kingfisher Plc                                        3,109,990        8,148,259
NXT Plc                                                 212,910        4,814,174
Old Mutual Plc                                        5,687,450       12,475,634
Reckitt Benckiser Group Plc                             273,534       15,156,496
Rio Tinto Plc                                           126,900       13,181,620
Standard Chartered Plc                                  406,660       13,899,934
Vodafone Group Plc                                    7,737,740       23,180,034
WPP Group Plc                                         2,720,900       32,462,902
                                                                  --------------
                                                                     238,385,151
                                                                  --------------
UNITED STATES -- 1.4%
Bucyrus International, Inc. - Class A (a)               245,521       24,957,210
                                                                  --------------
Total Common Stocks
   (Cost $1,694,269,576)                                           1,730,173,722
                                                                  --------------

MET INVESTORS SERIES TRUST
MFS (R) RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                     SHARES/
                                                       PAR
SECURITY DESCRIPTION                                  AMOUNT          VALUE
--------------------                               ------------- ---------------
PREFERRED STOCKS -- 0.2%
BRAZIL -- 0.2%
Duratex S.A.                                           101,100   $    1,944,743
Universo Online S.A.                                   620,700        2,688,029
                                                                 --------------
                                                                      4,632,772
                                                                 --------------
Total Preferred Stocks
   (Cost $5,766,433)                                                  4,632,772
                                                                 --------------
SHORT-TERM INVESTMENTS -- 10.6%
State Street Bank & Trust Co.,
   Repurchase Agreement, dated 03/31/08 at
   1.250% to be repurchased at $6,127,213
   on 04/01/08 collateralized by 6,250,000
   FNMA at 2.470% due 09/03/2009 with a
   value of $6,250,000.                            $  6,127,000       6,127,000
State Street Navigator Securities Lending Prime
   Portfolio (b)                                    178,731,679     178,731,679
                                                                 --------------
Total Short-Term Investments
   (Cost $184,858,679)                                              184,858,679
                                                                 --------------
TOTAL INVESTMENTS -- 109.9% (Cost $1,884,894,688#)                1,919,665,173
                                                                 --------------
Other Assets and Liabilities (net) -- (9.9)%                       (173,406,126)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,746,259,047
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $155,853,631 and $121,083,146 respectively, resulting in a net unrealized appreciation of $34,770,485.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
FNMA - Federal National Mortgage Association

Summary of Total Foreign Securities by Industry Classification at 3/31/2008

                                                          VALUE      PERCENT OF
INDUSTRY                                                  (000)      NET ASSETS
--------                                             ------------    ----------
Aerospace & Defense                                  $    12,217        0.7%
Air Freight & Logistics                                   26,860        1.5%
Auto Components                                           29,216        1.7%
Automobiles                                               26,266        1.5%
Beverages                                                 32,453        1.9%
Biotechnology                                              8,715        0.5%
Building Products                                         18,276        1.0%
Capital Markets                                           47,338        2.7%
Chemicals                                                 78,276        4.5%
Commercial Banks                                         302,256       17.3%
Commercial Services & Supplies                             8,298        0.5%
Construction Materials                                    12,780        0.7%
Consumer Finance                                           7,886        0.5%
Diversified Financial Services                            24,132        1.4%
Diversified Telecommunication Services                    51,372        2.9%
Electric Utilities                                        49,002        2.8%
Electrical Equipment                                      26,656        1.5%
Electronic Equipment & Instruments                        29,208        1.7%
Energy Equipment & Services                           $    9,176        0.5%
Food Products                                             47,942        2.7%
Gas Utilities                                             16,218        0.9%
Household Durables                                         5,016        0.3%
Household Products                                        40,152        2.3%
Industrial Conglomerates                                  34,124        2.0%
Insurance                                                 44,544        2.6%
Internet Software & Services                               2,688        0.2%
IT Services                                                9,227        0.5%
Machinery                                                 56,394        3.2%
Media                                                     58,461        3.3%
Metals & Mining                                           79,533        4.6%
Multiline Retail                                           4,814        0.3%
Multi-Utilities                                           11,378        0.7%
Office Electronics                                        25,818        1.5%
Oil, Gas & Consumable Fuels                              158,356        9.1%
Pharmaceuticals                                           96,879        5.5%
Real Estate Management & Development                      21,436        1.2%
Road & Rail                                               17,652        1.0%
Semiconductors & Semiconductor Equipment                  18,521        1.1%
Software                                                  23,230        1.3%
Specialty Retail                                           8,148        0.5%
Textiles, Apparel & Luxury Goods                          67,828        3.8%
Trading Companies & Distributors                          33,345        1.9%
Wireless Telecommunication Services                       52,719        3.0%
                                                      ----------       -----
Total                                                 $1,734,806       99.3%
                                                      ==========       =====

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $  168,980,606          $0
Level 2 - Other Significant Observable Inputs    1,571,952,888           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                --------------   ---------------
Total                                           $1,740,933,494          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
MFS (R) VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES         VALUE
--------------------                                    --------   ------------
COMMON STOCKS -- 98.8%
AEROSPACE & DEFENSE -- 7.8%
Lockheed Martin Corp.                                     54,100    $ 5,372,130
Northrop Grumman Corp.                                    26,760      2,082,196
Raytheon Co.                                               5,880        379,907
United Technologies Corp.                                 33,260      2,288,953
                                                                   ------------
                                                                     10,123,186
                                                                   ------------
AUTO COMPONENTS -- 0.5%
Johnson Controls, Inc.                                    19,510        659,438
                                                                   ------------
BEVERAGES -- 1.9%
Diageo Plc                                                82,770      1,669,462
PepsiCo, Inc.                                             12,100        873,620
                                                                   ------------
                                                                      2,543,082
                                                                   ------------
BUILDING PRODUCTS -- 1.3%
Masco Corp.                                               86,180      1,708,949
                                                                   ------------
CAPITAL MARKETS -- 7.8%
Bank of New York Mellon Corp.                             55,679      2,323,485
Franklin Resources, Inc.                                  13,520      1,311,305
Goldman Sachs Group, Inc. (The)                           11,720      1,938,371
Lehman Brothers Holdings, Inc.                            15,680        590,195
Merrill Lynch & Co., Inc.                                 20,010        815,207
State Street Corp.                                        20,290      1,602,910
UBS AG                                                    55,562      1,618,571
                                                                   ------------
                                                                     10,200,044
                                                                   ------------
CHEMICALS -- 2.5%
Air Products & Chemicals, Inc.                             9,310        856,520
PPG Industries, Inc.                                      30,830      1,865,523
Praxair, Inc.                                              6,360        535,703
                                                                   ------------
                                                                      3,257,746
                                                                   ------------
COMMERCIAL BANKS -- 2.2%
PNC Financial Services Group, Inc.                        20,560      1,348,119
SunTrust Banks, Inc.                                      27,290      1,504,771
                                                                   ------------
                                                                      2,852,890
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Cisco Systems, Inc. *                                      5,770        138,999
                                                                   ------------
COMPUTERS & PERIPHERALS -- 2.4%
Hewlett-Packard Co.                                       26,440      1,207,250
International Business Machines Corp.                     17,000      1,957,380
                                                                   ------------
                                                                      3,164,630
                                                                   ------------
CONSUMER FINANCE -- 0.6%
American Express Co.                                      17,940        784,337
                                                                   ------------
CONTAINERS & PACKAGING -- 0.1%
Smurfit-Stone Container Corp. *                           18,410        141,757
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.2%
Bank of America Corp.                                     73,857      2,799,919
Citigroup, Inc.                                           64,760      1,387,159
                                                                   ------------
                                                                      4,187,078
                                                                   ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
AT&T, Inc.                                                77,400      2,964,420
Embarq Corp.                                              20,483        821,368

MET INVESTORS SERIES TRUST
MFS (R) VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES         VALUE
--------------------                                    --------   ------------
Verizon Communications, Inc.                              19,110   $    696,560
                                                                   ------------
                                                                      4,482,348
                                                                   ------------
ELECTRIC UTILITIES -- 2.0%
Entergy Corp.                                             10,360      1,130,069
FPL Group, Inc.                                           17,490      1,097,323
PPL Corp.                                                  7,970        365,982
                                                                   ------------
                                                                      2,593,374
                                                                   ------------
ELECTRICAL EQUIPMENT & SERVICES -- 0.6%
Rockwell Automation, Inc.                                 14,150        812,493
                                                                   ------------
FOOD & STAPLES RETAILING -- 1.1%
CVS Caremark Corp.                                        36,238      1,468,001
                                                                   ------------
FOOD PRODUCTS -- 3.6%
General Mills, Inc.                                       20,340      1,217,959
Kellogg Co.                                               30,780      1,617,797
Nestle S.A.                                                3,650      1,826,243
                                                                   ------------
                                                                      4,661,999
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.3%
UnitedHealth Group, Inc.                                  21,530        739,771
WellPoint, Inc. *                                         22,220        980,568
                                                                   ------------
                                                                      1,720,339
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.2%
Royal Caribbean Cruises, Ltd.                             47,120      1,550,248
                                                                   ------------
HOUSEHOLD DURABLES -- 0.8%
Toll Brothers, Inc. *                                     44,390      1,042,277
                                                                   ------------
HOUSEHOLD PRODUCTS -- 1.5%
Procter & Gamble Co. (The)                                27,520      1,928,326
                                                                   ------------
Industrial Conglomerates -- 0.5%
3M Co.                                                     7,690        608,663
                                                                   ------------
INSURANCE -- 7.6%
Allstate Corp. (The)                                      86,120      4,138,927
Aon Corp.                                                  9,580        385,116
Chubb Corp. (The)                                         26,990      1,335,465
Genworth Financial, Inc. - Class A                        66,420      1,503,749
Hartford Financial Services Group, Inc. (The)             21,620      1,638,148
Prudential Financial, Inc.                                11,540        903,005
                                                                   ------------
                                                                      9,904,410
                                                                   ------------
IT SERVICES -- 2.5%
Accenture, Ltd. - Class A                                 55,450      1,950,176
Automatic Data Processing, Inc.                            6,520        276,383
Visa, Inc. - Class A *                                    16,380      1,021,457
                                                                   ------------
                                                                      3,248,016
                                                                   ------------
MACHINERY -- 1.2%
Eaton Corp.                                                5,090        405,520
Ingersoll-Rand Co., Ltd. - Class A                        20,220        901,408
Timken Co. (The)                                          10,540        313,249
                                                                   ------------
                                                                      1,620,177
                                                                   ------------
MEDIA -- 2.4%
Omnicom Group, Inc.                                       26,900      1,188,442
Walt Disney Co. (The)                                     42,280      1,326,747
WPP Group Plc                                             47,260        563,856
                                                                   ------------
                                                                      3,079,045
                                                                   ------------

MET INVESTORS SERIES TRUST
MFS (R) VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES         VALUE
--------------------                                    --------   ------------
MULTI-UTILITIES -- 2.4%
Dominion Resources, Inc.                                  39,284    $ 1,604,359
PG&E Corp.                                                17,290        636,618
Public Service Enterprise Group, Inc.                     21,780        875,338
                                                                   ------------
                                                                      3,116,315
                                                                   ------------
MULTILINE RETAIL -- 1.3%
Macy's, Inc.                                              71,380      1,646,023
                                                                   ------------
OIL, GAS & CONSUMABLE FUELS -- 15.3%
Apache Corp.                                              14,900      1,800,218
Chevron Corp.                                             13,564      1,157,823
ConocoPhillips                                            22,000      1,676,620
Devon Energy Corp.                                        22,870      2,386,027
EOG Resources, Inc.                                       10,800      1,296,000
Exxon Mobil Corp.                                         49,720      4,205,318
Hess Corp.                                                26,350      2,323,543
Marathon Oil Corp.                                        16,950        772,920
Royal Dutch Shell Plc (ADR)                               10,150        700,147
Total S.A. (ADR)                                          49,290      3,647,953
                                                                   ------------
                                                                     19,966,569
                                                                   ------------
PHARMACEUTICALS -- 7.2%
Abbott Laboratories                                       10,770        593,966
GlaxoSmithKline Plc                                       29,950        634,963
Johnson & Johnson                                         47,300      3,068,351
Merck & Co., Inc.                                         54,690      2,075,485
Pfizer, Inc.                                              38,500        805,805
Wyeth                                                     54,120      2,260,051
                                                                   ------------
                                                                      9,438,621
                                                                   ------------
ROAD & RAIL -- 0.9%
Burlington Northern Santa Fe Corp.                        13,150      1,212,693
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.8%
Intel Corp.                                              109,060      2,309,891
                                                                   ------------
SOFTWARE -- 1.9%
Oracle Corp. *                                           129,550      2,533,998
                                                                   ------------
SPECIALTY RETAIL -- 1.3%
Advance Auto Parts, Inc.                                   8,100        275,805
Sherwin-Williams Co.                                      15,190        775,298
Staples, Inc.                                             28,730        635,220
                                                                   ------------
                                                                      1,686,323
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
NIKE, Inc. - Class B                                      33,960      2,309,280
                                                                   ------------
TOBACCO -- 3.0%
Altria Group, Inc.                                        44,340        984,348
Philip Morris International, Inc. *                       58,440      2,955,895
                                                                   ------------
                                                                      3,940,243
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.8%
W.W. Grainger, Inc.                                       14,260      1,089,321
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
Vodafone Group Plc                                       417,395      1,250,395
                                                                   ------------
Total Common Stocks
   (Cost $126,493,933)                                              128,981,524
                                                                   ------------

MET INVESTORS SERIES TRUST
MFS (R) VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                         PAR
SECURITY DESCRIPTION                                    AMOUNT         VALUE
--------------------                                  ----------   ------------
SHORT-TERM INVESTMENT -- 1.5%
Cargill, Inc. 2.700%, due 04/01/08
   (Cost $1,952,000)                                  $1,952,000   $  1,952,000
                                                                   ------------
TOTAL INVESTMENTS -- 100.3% (Cost $128,445,933#)                    130,933,524
                                                                   ------------
Other Assets and Liabilities (net) -- (0.3)%                           (364,515)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $130,569,009
                                                                   ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $14,258,263 and $11,770,672 respectively, resulting in a net unrealized appreciation of $2,487,591.
ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                          $123,370,034           $0
Level 2 - Other Significant Observable Inputs       7,563,490            0
Level 3 - Significant Unobservable Inputs                   0            0
                                                --------------   ---------------
Total                                            $130,933,524           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES          VALUE
--------------------                                 ----------   --------------
COMMON STOCKS -- 96.0%
APARTMENTS -- 22.0%
AvalonBay Communities, Inc. (REIT) (a)                  512,800   $   49,495,456
BRE Properties, Inc. - Class A (REIT) (a)               522,925       23,824,463
Camden Property Trust (REIT) (a)                        662,278       33,246,356
Equity Residential  (REIT)                            1,596,800       66,251,232
Essex Property Trust, Inc. (REIT) (a)                   327,100       37,282,858
Home Properties, Inc. (REIT) (a)                        364,100       17,473,159
UDR, Inc. (REIT) (a)                                  1,598,900       39,205,028
                                                                  --------------
                                                                     266,778,552
                                                                  --------------
COMMERCIAL SERVICES -- 2.2%
Corrections Corporation of America *                    657,585       18,096,739
Great Lakes Dredge & Dock Corp.                       1,734,781        8,968,818
                                                                  --------------
                                                                      27,065,557
                                                                  --------------
COMMUNITY CENTERS -- 5.5%
Developers Diversified Realty Corp. (REIT) (a)          151,607        6,349,301
Kimco Realty Corp. (REIT) (a)                         1,547,700       60,623,409
                                                                  --------------
                                                                      66,972,710
                                                                  --------------
CONSTRUCTION & ENGINEERING -- 0.3%
Toll Brothers, Inc. *(a)                                162,700        3,820,196
                                                                  --------------
DIVERSIFIED -- 9.2%
Crystal River Capital, Inc. (REIT) (a)                  645,000        5,759,850
Digital Realty Trust, Inc. (REIT) (a)                   774,600       27,498,300
Equity One, Inc. (REIT) (a)                             816,971       19,582,795
Peoples Choice Financial Corp. *(b)                      60,000                0
Tanger Factory Outlet Centers, Inc. (REIT) (a)          269,800       10,379,206
Vornado Realty Trust (REIT) (a)                         556,907       48,010,952
                                                                  --------------
                                                                     111,231,103
                                                                  --------------
HEALTH CARE PROVIDERS & SERVICES -- 10.2%
Health Care, Inc. (REIT)                                599,298       27,046,319
Nationwide Health Properties, Inc. (REIT)               741,003       25,008,851
OMEGA Healthcare Investors, Inc. (REIT)                 259,519        4,505,250
Ventas, Inc. (REIT)                                   1,477,400       66,350,034
                                                                  --------------
                                                                     122,910,454
                                                                  --------------
HOMEBUILDERS -- 1.5%
D.R. Horton, Inc. (a)                                   544,100        8,569,575
M/I Homes, Inc. (a)                                      68,700        1,166,526
Pulte Homes, Inc. (a)                                   617,800        8,988,990
                                                                  --------------
                                                                      18,725,091
                                                                  --------------
HOUSEHOLD DURABLES -- 0.8%
Lennar Corp. - Class A (a)                              485,200        9,126,612
                                                                  --------------
INDUSTRIALS -- 12.8%
AMB Property Corp. (REIT)                               465,500       25,332,510
ProLogis (REIT) (a)                                     808,900       47,611,854
Public Storage (REIT) (a)                               928,100       82,248,222
                                                                  --------------
                                                                     155,192,586
                                                                  --------------
LODGING -- 2.0%
Host Hotels & Resorts, Inc.  (REIT)                     728,100       11,591,352
LaSalle Hotel Properties (REIT) (a)                      46,000        1,321,580
Marriott International, Inc. - Class A                  141,900        4,875,684
Strategic Hotel Capital, Inc. (REIT) (a)                 89,200        1,171,196
Sunstone Hotel Investors, Inc. (REIT)                   319,500        5,115,195
                                                                  --------------
                                                                      24,075,007
                                                                  --------------

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                      SHARES/
                                                        PAR
SECURITY DESCRIPTION                                  AMOUNT          VALUE
--------------------                                ----------   --------------
OFFICE -- 14.2%
Alexandria Real Estate Equities, Inc.  (REIT) (a)      343,700   $   31,867,864
BioMed Realty Trust, Inc. (REIT) (a)                   327,000        7,812,030
Boston Properties, Inc. (REIT)                         460,400       42,389,028
Brookfield Asset Management, Inc. - Class A          1,099,600       29,502,268
Brookfield Properties Corp.                          1,110,200       21,437,962
Corporate Office Properties Trust (REIT) (a)           550,400       18,498,944
SL Green Realty Corp. (REIT)                           243,360       19,826,539
                                                                 --------------
                                                                    171,334,635
                                                                 --------------
REGIONAL MALLS -- 15.3%
Acadia Realty Trust (REIT) (a)                         901,600       21,773,640
Federal Realty Investment Trust (REIT)                 657,979       51,289,463
Macerich Co. (The)  (REIT)                              51,100        3,590,797
Simon Property Group, Inc. (REIT)                      626,000       58,161,660
Taubman Centers, Inc. (REIT)                           960,900       50,062,890
                                                                 --------------
                                                                    184,878,450
                                                                 --------------
Total Common Stocks
   (Cost $1,273,880,712)                                          1,162,110,953
                                                                 --------------
SHORT-TERM INVESTMENTS -- 22.2%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.250% to be
   repurchased at $58,838,043 on 04/01/08
   collateralized by $51,225,000 U.S. Treasury
   Bond 1.875% due 07/15/15 with a value of
   $60,013,603.                                    $58,836,000       58,836,000
State Street Navigator Securities Lending Prime
   Portfolio (c)                                   209,746,087      209,746,087
                                                                 --------------
Total Short-Term Investments
   (Cost $268,582,087)                                              268,582,087
                                                                 --------------
TOTAL INVESTMENTS -- 118.2% (Cost $1,542,462,799#)                1,430,693,040
                                                                 --------------
Other Assets and Liabilities (net) -- (18.2)%                      (220,103,498)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,210,589,542
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $30,228,637 and $141,998,396 respectively, resulting in a net unrealized depreciation of $111,769,759.
(a)  All or a portion of security is on loan.
(b) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(c) Represents investment of collateral received from securities lending transactions.
     REIT - Real Estate Investment Trust

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                   SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $1,220,946,953                $0
Level 2 - Other Significant Observable Inputs                0                 0
Level 3 - Significant Unobservable Inputs                    0                 0
                                                --------------   ---------------
TOTAL                                           $1,220,946,953                $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES       VALUE
--------------------                                    --------   ------------
COMMON STOCKS -- 99.5%
AEROSPACE & DEFENSE -- 5.2%
General Dynamics Corp.                                   101,780   $  8,485,399
Lockheed Martin Corp.                                     57,850      5,744,505
Precision Castparts Corp.                                 55,750      5,690,960
United Technologies Corp.                                144,550      9,947,931
                                                                   ------------
                                                                     29,868,795
                                                                   ------------
AIR FREIGHT & LOGISTICS -- 0.3%
Expeditors International of Washington, Inc.              34,460      1,556,903
                                                                   ------------
AIRLINES -- 0.5%
Ryanair Holdings Plc (ADR) *(a)                           93,700      2,649,836
                                                                   ------------
BIOTECHNOLOGY -- 2.6%
Celgene Corp. *                                          103,660      6,353,321
Gilead Sciences, Inc. *                                  171,000      8,811,630
                                                                   ------------
                                                                     15,164,951
                                                                   ------------
CAPITAL MARKETS -- 5.4%
Charles Schwab Corp. (The)                               196,620      3,702,355
Credit Suisse Group                                      115,564      5,885,968
Fortress Investment Group LLC - Class A (a)              154,960      1,902,909
Goldman Sachs Group, Inc. (The)                           55,790      9,227,108
Northern Trust Corp.                                      56,640      3,764,861
Och-Ziff Capital Management Group LLC - Class A (a)      177,730      3,732,330
T. Rowe Price Group, Inc. (a)                             59,620      2,981,000
                                                                   ------------
                                                                     31,196,531
                                                                   ------------
CHEMICALS -- 5.8%
Monsanto Co.                                             171,210     19,089,915
Potash Corp. of Saskatchewan, Inc.                        18,200      2,824,822
Praxair, Inc.                                            138,020     11,625,425
                                                                   ------------
                                                                     33,540,162
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
Corporate Executive Board Co. (a)                         36,730      1,486,830
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 9.6%
Cisco Systems, Inc. *                                    769,240     18,530,992
Corning, Inc.                                            423,330     10,176,853
F5 Networks, Inc. *                                      136,350      2,477,479
QUALCOMM, Inc.                                           222,740      9,132,340
Research In Motion, Ltd. *                               136,170     15,282,359
                                                                   ------------
                                                                     55,600,023
                                                                   ------------
COMPUTERS & PERIPHERALS -- 4.6%
Apple, Inc. *                                             98,130     14,081,655
EMC Corp. *                                              600,360      8,609,162
NetApp, Inc. *                                           195,720      3,924,186
                                                                   ------------
                                                                     26,615,003
                                                                   ------------
CONSUMER FINANCE -- 0.6%
American Express Co.                                      81,400      3,558,808
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.9%
CME Group, Inc.                                           22,840     10,714,244
                                                                   ------------
ELECTRICAL EQUIPMENT & SERVICES -- 1.5%
ABB, Ltd.                                                327,916      8,838,020
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 3.7%
Schlumberger, Ltd.                                       128,120     11,146,440
Smith International, Inc.                                104,110      6,686,985

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                     SHARES        VALUE
--------------------                                   ----------   ------------
Transocean, Inc. *                                         26,800   $  3,623,360
                                                                    ------------
                                                                      21,456,785
                                                                    ------------
FOOD & STAPLES RETAILING -- 3.1%
Costco Wholesale Corp.                                    179,860     11,685,504
Sysco Corp.                                               211,180      6,128,444
                                                                    ------------
                                                                      17,813,948
                                                                    ------------
FOOD PRODUCTS -- 4.2%
Cadbury Schweppes Plc                                   1,061,880     11,668,546
Nestle S.A.                                                25,734     12,875,763
                                                                    ------------
                                                                      24,544,309
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
Baxter International, Inc.                                 87,410      5,054,046
C.R. Bard, Inc.                                            38,110      3,673,804
St. Jude Medical, Inc. *                                   73,270      3,164,532
Stryker Corp.                                              39,160      2,547,358
                                                                    ------------
                                                                      14,439,740
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Aetna, Inc.                                                72,560      3,054,050
Express Scripts, Inc. *                                   108,590      6,984,509
Henry Schein, Inc. *                                       92,010      5,281,374
                                                                    ------------
                                                                      15,319,933
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
Las Vegas Sands Corp. *(a)                                154,480     11,375,907
                                                                    ------------
INDUSTRIAL CONGLOMERATES -- 0.9%
McDermott International, Inc. *                            99,680      5,464,458
                                                                    ------------
INSURANCE -- 1.2%
Prudential Financial, Inc.                                 87,880      6,876,610
                                                                    ------------
INTERNET & CATALOG RETAIL -- 0.6%
Amazon.com, Inc. *                                         45,560      3,248,428
                                                                    ------------
INTERNET SOFTWARE & SERVICES -- 4.8%
eBay, Inc. *                                              308,660      9,210,415
Google, Inc. - Class A *                                   41,630     18,336,766
                                                                    ------------
                                                                      27,547,181
                                                                    ------------
IT SERVICES -- 5.1%
Affiliated Computer Services, Inc. - Class A *            213,840     10,715,523
Cognizant Technology Solutions Corp. - Class A *          221,600      6,388,728
MasterCard, Inc. - Class A (a)                             31,780      7,086,622
Visa, Inc. - Class A *                                     83,400      5,200,824
                                                                    ------------
                                                                      29,391,697
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES -- 2.3%
Covance, Inc. *                                            49,700      4,123,609
Thermo Fisher Scientific, Inc. *                          163,640      9,301,298
                                                                    ------------
                                                                      13,424,907
                                                                    ------------
MEDIA -- 2.7%
Focus Media Holding, Ltd. (ADR) *(a)                      164,400      5,778,660
Liberty Global, Inc. *(a)                                 162,980      5,554,359
XM Satellite Radio Holdings, Inc. - Class A *             357,170      4,150,315
                                                                    ------------
                                                                      15,483,334
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS -- 5.6%
Occidental Petroleum Corp.                                162,570     11,895,247
Range Resources Corp.                                     131,280      8,329,716

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                       SHARES/
                                                         PAR
SECURITY DESCRIPTION                                    AMOUNT         VALUE
--------------------                                 -----------   ------------
XTO Energy, Inc.                                         192,797   $ 11,926,422
                                                                   ------------
                                                                     32,151,385
                                                                   ------------
PHARMACEUTICALS -- 4.2%
Allergan, Inc.                                            75,920      4,281,129
Merck & Co., Inc.                                        126,800      4,812,060
Roche Holdings AG                                         54,051     10,185,891
Shire Plc                                                243,410      4,706,211
                                                                   ------------
                                                                     23,985,291
                                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.9%
Jones Lang LaSalle, Inc. (a)                              65,350      5,054,169
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.4%
ASML Holding N.V. (ADR) *(a)                             221,122      5,486,037
Broadcom Corp. - Class A *                               218,960      4,219,359
Microchip Technology, Inc. (a)                           129,310      4,232,316
                                                                   ------------
                                                                     13,937,712
                                                                   ------------
SOFTWARE -- 5.0%
Adobe Systems, Inc. *                                    220,810      7,858,628
Autodesk, Inc. *                                         196,350      6,181,098
Microsoft Corp.                                          290,290      8,238,430
Nuance Communications, Inc. *                            145,680      2,536,289
Salesforce.com, Inc. *(a)                                 74,450      4,308,421
                                                                   ------------
                                                                     29,122,866
                                                                   ------------
SPECIALTY RETAIL -- 1.0%
Abercrombie & Fitch Co. - Class A                         79,180      5,791,225
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
Polo Ralph Lauren Corp. (a)                              181,390     10,573,223
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.6%
Fastenal Co. (a)                                          75,570      3,470,930
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 4.0%
America Movil, S.A.B. de C.V. (ADR)                      140,100      8,922,969
Crown Castle International Corp. *                       248,220      8,561,108
NII Holdings, Inc. *                                     170,340      5,413,405
                                                                   ------------
                                                                     22,897,482
                                                                   ------------
Total Common Stocks
   (Cost $544,715,588)                                              574,161,626
                                                                   ------------
Short-Term Investments -- 12.4%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/08 at 0.900% to be repurchased at
   $4,236,564 on 04/01/08 collateralized by
   4,165,000 FNMA at 5.250% due 01/15/09 with a
   value of $4,321,188.                              $ 4,236,458      4,236,458
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/08 at 0.900% to be repurchased at
   $116,545 on 04/01/08 collateralized by 115,000
   FNMA at 4.250% due 05/15/09 with a value of
   $119,744.                                             116,542        116,542
State Street Navigator Securities Lending Prime
   Portfolio (b)                                      67,302,796     67,302,796
                                                                   ------------
Total Short-Term Investments
   (Cost $71,655,796)                                                71,655,796
                                                                   ------------
TOTAL INVESTMENTS -- 111.9% (Cost $616,371,384#)                    645,817,422
                                                                   ------------
Other Assets and Liabilities (net) -- (11.9)%                       (68,877,230)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $576,940,192
                                                                   ============

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)


PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $70,715,317 and $41,269,279 respectively, resulting in a net unrealized appreciation of $29,446,038.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                          $524,354,227           $0
Level 2 - Other Significant Observable Inputs      54,160,399            0
Level 3 - Significant Unobservable Inputs                   0            0
                                                --------------   ---------------
Total                                            $578,514,626           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

                                                                                PAR
SECURITY DESCRIPTION                                                           AMOUNT        VALUE
--------------------                                                        -----------   -----------
MUNICIPALS -- 1.0%
Badger Tobacco Asset Securitization Corp. 6.375%, due 06/01/32              $ 1,000,000   $ 1,004,410
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47           1,000,000       881,130
California County Tobacco Securitization Agency 5.625%, due 06/01/23            160,000       159,925
Dallas Area Rapid Transit 5.000%, due 12/01/36 (AMBAC)                        3,400,000     3,348,830
Golden State Tobacco Securitization Corp. 5.750%, due 06/01/47                  100,000        88,430
Los Angeles Department of Water & Power, Systems Subser A-2 5.000%,
   due 07/01/44 (AMBAC)                                                       3,800,000     3,712,638
New York City Municipal Water Finance Authority
   4.750%, due 06/15/38                                                         300,000       284,331
   5.000%, due 06/15/38                                                         900,000       894,375
Tobacco Settlement Financing Corp.
   6.000%, due 06/01/23                                                       1,000,000       980,420
   7.467%, due 06/01/47                                                       1,200,000     1,144,032
Tobacco Settlement Revenue Management 6.375%, due 05/15/28                      200,000       198,304
University of Arkansas, Various Facility Fayetteville Campus, (AMBAC)
   5.000%, due 11/01/36                                                       2,100,000     2,056,131
                                                                                          -----------
Total Municipals
   (Cost $15,276,298)                                                                      14,752,956
                                                                                          -----------
ASSET-BACKED SECURITIES -- 9.6%
Ace Securities Corp. 2.649%,  due 07/25/36-12/25/36 +                           588,004       570,414
American Home Mortgage Investment Trust 2.749%, due 09/25/35 +                   42,156        41,946
Argent Securities, Inc. 2.649%, due 10/25/36 +                                  654,419       640,512
Asset Backed Funding Certificates
   2.949%, due 06/25/34 +                                                       877,507       733,184
   2.659%, due 11/25/36 +                                                       111,770       107,530
Asset Backed Securities Corp. Home Equity 2.649%, due 11/25/36-12/25/36 +     2,230,960     2,160,072
Banc of America Funding Corp. 4.622%, due 02/20/36 +                          2,770,280     2,635,342
Banc of America Large Loan, Inc. 3.330%, due 08/15/29 +                       6,305,057     6,065,465
Banc of America Mortgage Securities 6.500%, due 09/25/33                        209,462       206,835
Bank One Issuance Trust 2.928%, due 12/15/10 +                                  700,000       699,891
Bear Stearns ALT-A Trust 2.759%, due 02/25/34 +                                 615,011       484,938
Bear Stearns ARM Trust
   4.862%, due 01/25/35                                                       8,487,959     8,227,343
   4.125%, due 03/25/35 +                                                     2,554,503     2,433,344
Bear Stearns Asset Backed Securities, Inc.
   2.929%, due 10/25/32-01/25/36 +                                              128,868       116,010
   2.799%, due 09/25/34 +                                                        44,009        43,956
   2.689%, due 04/25/36 +                                                        63,408        62,981
   2.649%, due 11/25/36 +                                                       110,192       105,836
   3.599%, due 10/25/37 +                                                     5,549,135     5,199,711
Bear Stearns Commercial Mortgage Securities 6.440%, due 06/16/30                432,631       432,268
Bear Stearns Mortgage Funding Trust 2.669%, due 02/25/37 +                    4,484,372     3,927,054
Bear Stearns Structured Products, Inc.
   5.682%, due 01/26/36                                                       1,458,815     1,234,717
   2.806%, due 01/26/37 (144A)+(h)                                            5,171,914     4,917,404
Carrington Mortgage Loan Trust 2.919%, due 10/25/35 +                         1,106,398     1,065,283
Chase Credit Card Master Trust 2.928%, due 10/15/10-02/15/11 +                1,700,000     1,695,603
Chase Issuance Trust 2.828%, due 12/15/10 +                                     400,000       399,875
Citigroup Commercial Mortgage Trust 2.888%, due 08/15/21 (144A) +(a)             44,016        41,119
Citigroup Mortgage Loan Trust, Inc.
   4.700%, due 12/25/35 +                                                     3,514,824     3,416,787
   4.900%, due 12/25/35 +                                                       179,499       171,097
   2.649%, due 11/25/36 +                                                       166,697       164,457
Commercial Mortgage Pass Through Certificates 6.455%, due 05/15/32              416,639       416,702
Countrywide Alternative Loan Trust

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                PAR
SECURITY DESCRIPTION                                                           AMOUNT        VALUE
--------------------                                                         ----------   -----------
   2.879%, due 12/25/35 +                                                    $   92,856   $   76,232
   2.616%, due 09/20/46 +                                                       323,148      315,841
   2.716%, due 02/20/47 +                                                     1,267,386      953,330
   2.779%, due 05/25/47 +                                                       422,687      320,912
Countrywide Asset-Backed Certificates
   2.649%, due 01/25/37-05/25/37 +                                            1,342,217    1,302,747
   2.679%, due 06/25/37 +                                                     2,292,166    2,140,318
   2.629%, due 01/25/46 +                                                       625,114      615,542
   2.659%, due 09/25/46 +                                                       232,324      229,130
   2.709%, due 10/25/46 +                                                       611,864      594,273
Countrywide Home Loans
   3.778%, due 11/19/33 +                                                       214,025      202,247
   2.889%, due 04/25/35 +                                                     2,052,520    1,623,761
   2.939%, due 06/25/35 (144A)+(a)                                              552,557      487,065
Credit Suisse First Boston Mortgage Securities Corp. 4.938%, due 12/15/40       681,583      679,327
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 2.700%, due 10/25/36 +      673,144      665,395
Equity One ABS, Inc. 2.899%, due 04/25/34 +                                     121,664      104,743
First Franklin Mortgage Loan Asset Backed Certificates
   2.689%, due 01/25/36 +                                                        28,735       28,648
   2.649%, due 11/25/36-12/25/36 +                                            1,891,976    1,728,322
   2.639%, due 01/25/38 +                                                     1,287,761    1,246,512
First Horizon Pass Trust Mortgage 4.713%, due 06/25/34 +                        765,792      683,879
Fremont Home Loan Trust
   2.769%, due 01/25/36 +                                                        39,235       39,098
   2.649%, due 10/25/36 +                                                       100,286       96,695
   2.659%, due 01/25/37 +                                                       468,796      426,616
GE Capital Commercial Mortgage Corp. 4.229%, due 12/10/37                     4,603,111    4,538,007
Greenpoint Mortgage Funding Trust
   2.819%, due 06/25/45 +                                                     1,064,931      800,298
   2.869%, due 11/25/45 +                                                       481,011      397,733
   2.679%, due 10/25/46 +                                                       555,493      500,538
GS Mortgage Loan Trust 4.539%, due 09/25/35 +                                 1,856,241    1,749,930
GSAMP Trust
   2.889%, due 03/25/34 +                                                       179,363      175,778
   2.669%, due 10/25/36 +                                                        45,216       41,347
   2.639%, due 10/25/46 +                                                       149,329      142,500
   2.699%, due 01/25/47 +                                                       908,823      874,175
Harborview Mortgage Loan Trust
   2.779%, due 05/19/35 +                                                       232,731      183,457
   2.649%, due 01/19/38 +                                                       264,062      248,791
Home Equity Asset Trust 2.679%, due 05/25/36 (144A) +(a)                         56,582       56,353
HSI Asset Securitization Corp. Trust 2.649%, due 10/25/36 +                     193,030      177,748
Impac Secured Assets Corp. 2.679%, due 01/25/37 +                               252,417      239,039
Indymac Index Mortgage Loan Trust 2.689%, due 11/25/46 +                        704,871      709,298
Indymac Residential Asset Backed Trust 2.649%, due 11/25/36 +                   189,791      186,796
JPMorgan Mortgage Acquisition Corp.
   2.649%, due 07/25/36-08/25/36 +                                              878,013      849,731
   2.639%, due 08/25/36 +                                                       118,970      115,953
   2.669%, due 11/25/36 +                                                       179,745      176,805
   2.659%, due 04/01/37 +                                                     2,233,719    2,061,968
JPMorgan Mortgage Trust 5.006%, due 07/25/35 +                                1,290,780    1,251,753
Lehman XS Trust
   2.679%, due 04/25/46-11/25/46 +                                            1,659,509    1,585,431
   2.669%, due 05/25/46 +                                                       278,764      273,058
Long Beach Mortgage Loan Trust
   2.779%, due 08/25/35 +                                                       107,049      103,019
   2.629%, due 06/25/36 +                                                        18,549       18,445
   2.639%, due 11/25/36 +                                                       109,577      108,328

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                               PAR
SECURITY DESCRIPTION                                                          AMOUNT        VALUE
--------------------                                                        ----------   -----------
Master Adjustable Rate Mortgages Trust
   5.038%, due 12/25/33                                                     $  844,052   $  812,091
   3.787%, due 11/21/34 +                                                      600,000      571,774
Master Asset Backed Securities Trust 2.659%, due 10/25/36 +                      9,375        9,314
MBNA Credit Card Master Note Trust 2.918%, due 12/15/11 +                      100,000       99,004
Mellon Residential Funding Corp.
   3.260%, due 12/15/30 +                                                      195,752      188,564
   3.168%, due 11/15/31 +                                                      942,747      850,947
Merrill Lynch Floating Trust 2.888%, due 06/15/22 (144A) +(a)                  252,463      254,136
Merrill Lynch Mortgage Investment, Inc. 4.250%, due 10/25/35 +               5,125,593    4,816,106
Merrill Lynch Mortgage Investors Trust
   2.669%, due 08/25/36-07/25/37 +                                           1,916,173    1,840,393
   2.649%, due 05/25/37 +                                                      423,334      417,448
   2.629%, due 06/25/37 +                                                      187,345      184,051
Morgan Stanley ABS Capital I
   2.629%, due 06/25/36 +                                                       18,275       18,056
   2.639%, due 06/25/36-10/25/36 +                                           2,080,853    2,018,202
   2.649%, due 09/25/36-11/25/36 +                                           2,682,018    2,596,203
Morgan Stanley IXIS Real Estate Capital Trust 2.649%, due 11/25/36 +           101,114       97,480
Mystic Re, Ltd. 12.090%, due 12/05/08 (144A) +(h)                              700,000      693,350
Nelnet Student Loan Trust 3.421%, due 07/25/16 +                               117,020      116,941
Newcastle Mortgage Securities Trust 2.669%, due 03/25/36 +                      20,175       20,080
Nomura Asset Acceptance Corp. 2.739%, due 01/25/36 (144A) +(a)                 126,378      118,669
Option One Mortgage Loan Trust
   2.649%, due 07/25/36-01/25/37 +                                           2,158,145    2,033,230
   2.639%, due 02/25/37 +                                                       44,286       42,290
Park Place Securities, Inc. 2.859%, due 09/25/35 +                              30,826       29,791
Residential Accredit Loans, Inc.
   2.899%, due 08/25/35 +                                                      366,496      284,721
   5.686%, due 09/25/45 +                                                      386,672      329,019
Residential Asset Mortgage Products, Inc. 2.669%, due 11/25/36 +               127,808      123,489
Residential Asset Securities Corp.
   2.639%, due 06/25/36 +                                                      757,702      751,892
   2.669%, due 11/25/36 +                                                      203,881      198,879
   2.670%, due 11/25/36 +                                                      996,937      949,897
Securitized Asset Backed Receivables LLC Trust 2.649%, due 09/25/36 +          143,016      136,168
Securitized Asset Sales, Inc. 7.282%, due 11/26/23                               9,695        9,484
Sequoia Mortgage Trust 2.909%, due 10/19/26 +                                  372,796      354,130
SLM Student Loan Trust 3.311%, due 04/25/14 +                                2,809,040    2,794,995
Small Business Administration 4.504%, due 02/01/14                           1,614,607    1,580,576
Small Business Administration Participation Certificates
   4.880%, due 11/01/24                                                      4,090,815    4,100,896
   5.510%, due 11/01/27                                                      7,700,000    7,899,734
   5.170%, due 01/01/28                                                      6,400,000    6,458,444
Soundview Home Equity Loan Trust
   2.649%, due 10/25/36 +                                                      433,789      426,266
   2.699%, due 10/25/36 +                                                      125,759      124,030
   2.659%, due 11/25/36 (144A)+(a)                                             322,229      314,073
   2.679%, due 01/25/37 +                                                      859,183      820,380
Specialty Underwriting & Residential Finance Trust
   2.629%, due 06/25/37 +                                                       59,844       58,592
   2.644%, due 11/25/37 +                                                       47,483       46,214
Structured Adjustable Rate Mortgage Loan Trust
   4.580%, due 02/25/34                                                        554,685      529,001
   5.726%, due 01/25/35 +                                                      273,997      259,575
Structured Asset Investment Loan Trust 2.649%, due 07/25/36 +                   81,877       78,041
Structured Asset Mortgage Investments, Inc.
   2.889%, due 10/19/34 +                                                      224,307      195,233

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                               PAR
SECURITY DESCRIPTION                                                          AMOUNT        VALUE
--------------------                                                        ----------   -----------
   2.789%, due 06/25/36 +                                                   $  284,430   $    221,927
   2.669%, due 08/25/36 +                                                      419,108        408,580
Structured Asset Securities Corp.
   4.900%, due 04/25/35 +                                                    1,142,942      1,056,484
   5.463%, due 10/25/35 (144A)(a)                                              523,471        500,228
   2.649%, due 05/25/36-10/25/36 +                                             860,888        833,977
TBW Mortgage Backed Pass Through Certificates
   2.699%, due 09/25/36 +                                                       71,775         70,547
   2.709%, due 01/25/37 +                                                      785,314        775,131
Thornburg Mortgage Securities Trust
   2.709%, due 03/25/46 +                                                       82,242         81,305
   2.719%, due 09/25/46 +                                                    2,053,749      1,990,561
Truman Capital Mortgage Loan Trust 2.939%, due 01/25/34 (144A) +(a)             21,136         20,729
Wachovia Bank Commercial Mortgage Trust
   2.898%, due 06/15/20 (144A)+(a)                                           4,888,018      4,505,348
   2.908%, due 09/15/21 (144A)+(a)                                           2,881,880      2,708,514
WaMu Mortgage Pass Through Certificates
   5.526%, due 11/25/42 +                                                       76,848         73,036
   2.889%, due 08/25/45-10/25/45 +                                           2,674,922      2,141,865
   2.859%, due 11/25/45 +                                                      414,164        334,322
   5.326%, due 02/25/46 +                                                      426,325        331,811
   5.470%, due 07/25/46 +                                                    1,554,584      1,161,884
   5.826%, due 11/25/46 +(b)                                                   318,523        264,004
   5.136%, due 12/25/46 +                                                      222,760        173,268
Wells Fargo Mortgage Backed Securities Trust
   3.541%, due 09/25/34 +                                                      500,065        475,412
   4.110%, due 06/25/35 +                                                      194,405        193,360
                                                                                         ------------
Total Asset-Backed Securities
   (Cost $153,118,139)                                                                    145,518,730
                                                                                         ------------
DOMESTIC BONDS & DEBT SECURITIES -- 15.1%
AUTOMOBILES -- 0.2%
DaimlerChrysler NA Holding Corp. 3.218%, due 03/13/09 +                      2,900,000      2,872,319
                                                                                         ------------
CAPITAL MARKETS -- 3.1%
Bear Stearns Cos., Inc.
   3.280%, due 11/28/11 +                                                    1,000,000        865,960
   7.250%, due 02/01/18                                                      2,000,000      2,070,406
Goldman Sachs Group, Inc.
   2.689%, due 12/22/08 +                                                    3,800,000      3,773,495
   2.639%, due 12/23/08 +                                                    6,200,000      6,161,616
   2.971%, due 06/28/10 +                                                    4,400,000      4,289,507
   6.750%, due 10/01/37                                                      6,400,000      5,972,307
Lehman Brothers Holdings, Inc.
   2.728%, due 11/24/08 +                                                      300,000        292,545
   2.649%, due 12/23/08 +                                                    6,300,000      6,125,862
   6.200%, due 09/26/14                                                        700,000        691,335
   7.000%, due 09/27/27                                                        400,000        370,674
Merna Reinsurance, Ltd. 3.346%, due 07/07/10 (144A) +(h)                     4,000,000      3,634,800
Merrill Lynch & Co., Inc.
   3.888%, due 10/23/08 +                                                    2,500,000      2,491,665
   2.629%, due 12/22/08 +                                                    4,100,000      4,072,485
   6.400%, due 08/28/17                                                      2,700,000      2,669,023
Morgan Stanley
   2.639%, due 11/21/08 +                                                    1,100,000      1,093,544
   4.134%, due 01/22/09                                                        300,000        294,608
   3.206%, due 02/09/09 +                                                    2,100,000      2,076,492
                                                                                         ------------
                                                                                           46,946,324
                                                                                         ------------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                               PAR
SECURITY DESCRIPTION                                                          AMOUNT         VALUE
--------------------                                                        -----------   -----------
COMMERCIAL BANKS -- 4.2%
Bank of Ireland
   2.589%, due 12/19/08 +                                                   $12,400,000   $12,389,968
   2.814%, due 12/18/09 +                                                     1,100,000     1,097,271
Barclays Bank Plc
   5.450%, due 09/12/12                                                       7,300,000     7,484,281
   7.434%, due 09/29/49 (144A)(a)                                               700,000       633,910
Charter One Bank NA 3.294%, due 04/24/09 +                                    8,000,000     7,953,800
Commonwealth Bank of Australia 3.098%, due 06/08/09 (144A) +(a)                 400,000       400,024
DNB North Bank ASA 4.447%, due 10/13/09 (144A) +(a)                           1,200,000     1,201,555
Export-Import Bank of Korea 4.901%, due 10/04/11 (144A) +(a)                  1,600,000     1,602,726
National Australia Bank, Ltd. 3.578%, due 02/08/10 (144A) +(a)               11,500,000    11,499,368
Rabobank Nederland 4.278%, due 01/15/09 (144A) +(a)                             800,000       799,687
Royal Bank of Scotland Plc
   3.944%, due 07/21/08 (144A)+(a)                                              400,000       399,368
   7.092%, due 10/29/49 (c)                                                     500,000       706,825
Santander US Debt S.A. Unipersonal 2.659%, due 09/19/08 (144A) +(a)             500,000       498,665
Skandinaviska Enskilda Banken AB 3.060%, due 02/13/09 +                       6,600,000     6,598,324
UBS AG 5.875%, due 12/20/17                                                   1,200,000     1,228,813
Unicredit Luxembourg Finance S.A. 3.768%, due 10/24/08 (144A) +(a)            1,700,000     1,698,456
Unicredito Italiano SpA 3.085%, due 05/29/08 +                                4,000,000     4,001,500
Wachovia Bank National Association
   2.592%, due 06/20/08 +                                                       300,000       300,026
   3.093%, due 02/23/09 +                                                       300,000       298,260
   3.201%, due 03/02/09 +                                                       300,000       300,836
   3.168%, due 05/08/09                                                         400,000       400,681
   3.146%, due 12/02/10 +                                                     2,300,000     2,196,792
                                                                                          -----------
                                                                                           63,691,136
                                                                                          -----------
CONSUMER FINANCE -- 1.1%
American Express Bank FSB S.A. 6.000%, due 09/13/17                           2,700,000     2,636,839
American Express Centurion Bank
   3.075%, due 05/07/08 +                                                       500,000       499,911
   6.000%, due 09/13/17                                                       2,600,000     2,522,143
American Express Co.
   7.000%, due 03/19/18                                                       2,490,000     2,618,748
   8.150%, due 03/19/38                                                         720,000       800,291
American Express Credit Corp. 3.179%, due 03/02/09 +                          1,800,000     1,789,941
Ford Motor Credit Co. LLC
   7.250%, due 10/25/11                                                       5,800,000     4,767,780
   7.800%, due 06/01/12                                                         400,000       330,226
                                                                                          -----------
                                                                                           15,965,879
                                                                                          -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.5%
Atlas Reinsurance Plc 8.731%, due 01/10/10 (144A) (h)(c)                     11,500,000    18,486,625
Bank of America Corp.
   3.155%, due 11/06/09 +                                                       900,000       893,714
   8.000%, due 12/29/49                                                       1,700,000     1,704,913
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A) (a)                           600,000       588,615
Citigroup Funding, Inc. 2.599%, due 04/23/09 +                                7,000,000     6,915,566
Citigroup, Inc.
   3.162%, due 05/02/08 +                                                       900,000       899,666
   2.695%, due 12/26/08 +                                                     1,300,000     1,298,380
   3.291%, due 01/30/09 +                                                       900,000       892,104
   2.701%, due 12/28/09 +                                                     6,300,000     6,170,371
General Electric Capital Corp.
   3.244%, due 10/24/08 +                                                       800,000       799,421
   2.941%, due 12/12/08 +                                                       800,000       801,694

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                PAR
SECURITY DESCRIPTION                                                           AMOUNT        VALUE
--------------------                                                        -----------   ------------
   3.274%, due 10/26/09 +                                                   $ 1,000,000   $    990,275
Green Valley, Ltd. 8.376%, due 01/10/11 (144A) (h)(c)                           500,000        790,412
HSBC Finance Corp.
   3.070%, due 05/21/08 +                                                     1,400,000      1,400,623
   3.954%, due 10/21/09 +                                                     2,100,000      2,027,577
JPMorgan Chase & Co. 2.656%, due 06/26/09 +                                     700,000        695,557
Longpoint Re, Ltd. 8.050%, due 05/08/10 (144A) +(h)                           1,400,000      1,420,345
Residential Reinsurance 2007, Ltd. 10.326%, due 06/07/10 (144A) +(h)          1,600,000      1,629,847
Santander Perpetual S.A. Unipersonal 6.671%, due 10/29/49 (144A) (a)          3,000,000      2,708,082
Vita Capital III, Ltd. 5.823%, due 01/01/12 (144A) +(h)                         800,000        772,194
Vita Capital, Ltd. 5.603%, due 01/01/10 (144A) +(h)                             400,000        390,880
                                                                                          ------------
                                                                                            52,276,861
                                                                                          ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
AT&T, Inc. 3.195%, due 02/05/10 +                                            12,300,000     12,189,915
Qwest Capital Funding, Inc. 7.000%, due 08/03/09                              2,000,000      2,000,000
                                                                                          ------------
                                                                                            14,189,915
                                                                                          ------------
ELECTRIC UTILITIES -- 0.1%
Exelon Corp. 4.900%, due 06/15/15                                             1,000,000        954,061
NiSource Finance Corp. 3.663%, due 11/23/09 +                                   800,000        776,889
                                                                                          ------------
                                                                                             1,730,950
                                                                                          ------------
FOOD & STAPLES RETAILING -- 0.2%
Wal-Mart Stores, Inc. 2.700%, due 06/16/08 +                                  3,600,000      3,600,400
                                                                                          ------------
FOOD PRODUCTS -- 0.1%
Kraft Foods, Inc. 6.125%, due 02/01/18                                        1,600,000      1,601,912
                                                                                          ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.0%
UnitedHealth Group, Inc. 4.875%, due 02/15/13                                   200,000        197,770
                                                                                          ------------
INSURANCE -- 0.5%
American International Group, Inc. 2.599%, due 06/23/08 (144A) +(a)           6,200,000      6,172,819
Foundation Re II, Ltd. 9.820%, due 11/26/10 (144A) +(h)                       1,000,000      1,022,680
                                                                                          ------------
                                                                                             7,195,499
                                                                                          ------------
IT SERVICES -- 0.1%
Western Union Co. (The) 5.930%, due 10/01/16                                  2,000,000      1,988,812
                                                                                          ------------
MEDIA -- 0.4%
EchoStar DBS Corp. 7.000%, due 10/01/13                                       6,200,000      5,874,500
                                                                                          ------------
PAPER & FOREST PRODUCTS -- 0.2%
Weyerhaeuser Co. 3.599%, due 09/24/09 +                                       2,900,000      2,859,423
                                                                                          ------------
SOFTWARE -- 0.1%
Phoenix Quake Wind, Ltd. 7.153%, due 07/03/08 (144A) +(h)                     1,500,000      1,500,300
                                                                                          ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
America Movil S.A.B. de C.V. 2.755%, due 06/27/08 +                           6,200,000      6,122,500
                                                                                          ------------
Total Domestic Bonds & Debt Securities
   (Cost $228,290,951)                                                                     228,614,500
                                                                                          ------------
FOREIGN BONDS & DEBT SECURITIES -- 3.8%
CANADA -- 0.1%
Government of Canada 3.000%, due 12/01/36 (d)                                   651,354        837,070
                                                                                          ------------
CAYMAN ISLANDS -- 0.1%
Atlantic & Western, Ltd. 10.979%, due 01/09/09 (144A) +(h)                    1,200,000      1,209,120
                                                                                          ------------
FRANCE -- 0.9%
Government of France 3.000%, due 07/25/12 (c)                                 7,956,130     13,447,758
                                                                                          ------------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                   PAR
SECURITY DESCRIPTION                                                              AMOUNT         VALUE
--------------------                                                        --------------   ------------
JAPAN -- 2.3%
Japanese Government CPI Linked Bond
   0.800%, due 12/10/15 (e)                                                 $2,648,410,000   $ 26,056,137
   1.100%, due 12/10/16 (e)                                                    911,820,000      9,121,972
                                                                                             ------------
                                                                                               35,178,109
                                                                                             ------------
UNITED KINGDOM -- 0.4%
United Kingdom Gilt Inflation Linked 2.500%, due 05/20/09 (f)                    1,300,000      6,965,819
                                                                                             ------------
Total Foreign Bonds & Debt Securities
   (Cost $50,521,285)                                                                          57,637,876
                                                                                             ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 150.9%
Federal Home Loan Mortgage Corp.
   5.500%, due 05/15/16-04/01/38                                               118,674,304    120,030,360
   4.500%, due 05/15/17                                                            408,248        414,979
   3.048%, due 02/15/19 +                                                       19,568,720     19,447,261
   2.968%, due 07/15/19-10/15/20 +                                              12,280,092     11,886,603
   5.000%, due 02/15/20                                                          4,948,029      5,088,099
   4.000%, due 03/15/23-10/15/23                                                   602,335        603,584
   3.168%, due 12/15/30 +                                                          378,561        370,234
   2.859%, due 08/25/31 +                                                          146,832        144,554
   6.000%, due 12/01/33-11/01/37                                                80,596,005     82,743,526
   4.540%, due 01/01/34 +                                                          478,890        484,602
   5.722%, due 10/25/44 +                                                        8,541,288      8,460,460
   5.722%, due 02/25/45 +                                                        2,507,174      2,431,196
   5.500%, due TBA (g)                                                          86,000,000     86,846,584
   6.000%, due TBA (g)                                                          42,300,000     42,716,401
Federal National Mortgage Assoc.
   6.000%, due 05/01/22-12/01/37                                                70,543,372     72,343,878
   5.500%, due 05/01/34-01/01/38                                               306,488,293    309,752,991
   2.749%, due 08/25/34 +                                                          355,992        345,434
   4.208%, due 11/01/34 +                                                        4,765,549      4,757,995
   4.666%, due 01/01/35 +                                                          495,823        501,787
   4.668%, due 05/25/35 +                                                        2,700,000      2,718,409
   5.000%, due 06/01/36                                                          8,446,914      8,370,989
   2.666%, due 12/25/36 +                                                          503,226        482,789
   2.799%, due 10/27/37 +                                                        6,400,000      6,105,862
   2.949%, due 05/25/42 +                                                          240,803        236,345
   5.950%, due 02/25/44                                                            762,856        779,099
   5.526%, due 03/01/44-09/01/44 +                                               4,953,153      4,925,419
   5.722%, due 07/01/44 +                                                           92,787         92,429
   5.500%, due TBA (g)                                                           4,600,000      4,643,843
   6.000%, due TBA (g)                                                          66,500,000     68,133,889
Government National Mortgage Assoc.
   5.500%, due 07/15/33-04/15/37                                                   927,329        947,340
   6.000%, due 08/15/36-07/15/37                                                   979,761      1,012,843
   6.500%, due 09/15/37                                                            346,697        360,839
U.S. Treasury Inflation Index Bond
   2.375%, due 04/15/11-01/15/27                                               278,450,283    303,261,023
   2.000%, due 04/15/12-01/15/26                                               129,856,662    135,470,525
   2.625%, due 07/15/17                                                         59,837,046     68,204,898
   1.625%, due 01/15/18                                                         33,326,700     34,954,009
   1.750%, due 01/15/28                                                        106,878,102    105,884,563
   3.625%, due 04/15/28                                                         59,648,904     77,282,611
   3.875%, due 04/15/29                                                         80,243,203    108,416,110
   3.375%, due 04/15/32                                                          2,861,496      3,757,502
U.S. Treasury Inflation Index Note
   3.500%, due 01/15/11                                                         41,950,620     46,407,873

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                  PAR
                                                                                 AMOUNT
SECURITY DESCRIPTION                                                            /SHARES           VALUE
--------------------                                                        --------------   --------------
   3.375%, due 01/15/12                                                     $      834,302   $      938,981
   3.000%, due 07/15/12                                                         53,433,366       59,878,819
   2.000%, due 01/15/14-01/15/16                                               280,798,486      304,485,329
   4.250%, due 01/15/10                                                         31,752,127       34,446,105
   0.875%, due 04/15/10                                                         79,985,076       81,878,483
   1.875%, due 07/15/13                                                         25,810,848       27,835,399
   1.625%, due 01/15/15                                                         18,398,444       19,496,610
U.S. Treasury Note
   4.625%, due 11/15/16                                                          2,000,000        2,104,688
   4.250%, due 11/15/17                                                            700,000          747,251
                                                                                             --------------
Total U.S. Government & Agency Obligations
   (Cost $2,259,370,479)                                                                      2,283,631,402
                                                                                             --------------
LOAN PARTICIPATION -- 0.8%
Chrysler Finco 6.800%, due 08/03/14 (144A) (a)                                   6,569,493        5,451,767
Ford Motor Corp. 8.000%, due 12/15/13 (144A) (a)                                   997,475          820,267
HCA, Inc. 7.080%, due 11/14/13 (144A) (a)                                        6,237,000        5,743,329
                                                                                             --------------
Total Loan Participation
   (Cost $13,409,670)                                                                            12,015,363
                                                                                             --------------
CONVERTIBLE PREFERRED STOCK -- 0.1%
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Bank of America Corp. 7.250%, due 12/31/49
   (Cost $1,000,000)                                                                 1,000        1,033,000
                                                                                             --------------
PURCHASED OPTIONS -- 0.3%
Eurodollar Calls, expires 07/08/10                                               5,600,000          929,025
Eurodollar Puts, expires 06/26/08                                                5,100,000            3,305
Eurodollar Puts, expires 07/08/10                                                5,600,000          214,470
Japanese Yen Calls, expires 06/23/08                                            14,600,000           27,769
Japanese Yen Puts, expires 06/23/08                                             14,600,000        2,786,191
Option on TBA Puts, expires 06/05/08                                            26,800,000            3,140
Option on TBA Puts, expires 06/05/08                                            20,000,000               60
Option on TIPS Puts, expires 04/25/08                                           95,000,000            1,900
Option on TIPS Puts, expires 04/25/08                                           75,000,000           18,750
OTC Japanese Yen Calls, expires 12/01/08                                         3,000,000           12,606
U.S. Treasury Bonds Call Option, expires 05/23/08                               61,000,000            9,516
U.S. Treasury Bonds Call Option, expires 05/23/08                               30,000,000            4,680
U.S. Treasury Notes Put Option, expires 05/23/08                                 1,261,000           19,672
U.S. Treasury Notes 10 Year Future Calls, expires 05/23/08                         112,000            1,750
U.S. Treasury Notes 10 Year Future Calls, expires 05/23/08                         735,000           11,484
U.S. Treasury Notes 30 Year Future Calls, expires 05/23/08                         500,000            7,800
U.S. Treasury Notes 30 Year Future Calls, expires 05/23/08                         286,000            4,469
U.S. Treasury Notes 5 Year Future Calls, expires 05/23/08                          999,000            7,805
                                                                                             --------------
Total Purchased Options
   (Cost $1,726,383)                                                                              4,064,392
                                                                                             --------------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                PAR
SECURITY DESCRIPTION                                                           AMOUNT           VALUE
--------------------                                                        -----------   ---------------
SHORT-TERM INVESTMENTS -- 12.3%
COMMERCIAL PAPER -- 11.0%
Abbey National North America LLC 3.069%, due 07/02/08 +                     $ 1,300,000   $     1,300,232
Barclays U.S. Fund 3.125%, due 04/23/08                                       4,700,000         4,691,024
Danske Corp. 3.075%, due 04/01/08 (144A) (a)                                  1,200,000         1,200,000
Dexia Credit Local 2.654%, due 09/29/08 +                                     4,800,000         4,799,071
DNB North Bank ASA
   4.450%, due 04/08/08 (144A)(a)                                            35,300,000        35,269,456
   3.150%, due 04/15/08 (144A)(a)                                             6,100,000         6,092,527
Fortis Bank
   2.623%, due 04/28/08 +                                                       700,000           699,977
   2.649%, due 06/30/08 +                                                     1,400,000         1,399,864
   2.646%, due 09/30/08 +                                                     4,800,000         4,800,115
Nordea Bank Finland Plc
   3.028%, due 05/28/08 +                                                     6,300,000         6,299,736
   3.082%, due 12/01/08 +                                                     5,500,000         5,499,015
   3.046%, due 04/09/09 +                                                     7,000,000         6,998,796
Royal Bank Of Scotland Plc 3.030%, due 05/21/08                              37,700,000        37,541,346
Societe Generale North America 2.653%, due 06/30/08 +                         6,200,000         6,203,621
UBS Finance (Delaware) LLC
   3.070%, due 04/23/08                                                      38,000,000        37,928,708
   2.985%, due 05/01/08                                                       3,400,000         3,391,542
   2.940%, due 06/06/08                                                       1,100,000         1,094,071
Unicredito Italiano S.p.A. 3.135%, due 05/06/08 +                             1,400,000         1,399,961
                                                                                          ---------------
                                                                                              166,609,062
                                                                                          ---------------
U.S. GOVERNMENT & AGENCY DISCOUNT NOTES -- 0.7%
Federal Home Loan Bank 1.500%, due 04/01/08 (i)                              10,200,000        10,200,000
                                                                                          ---------------
REPURCHASE AGREEMENT -- 0.6%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/08 at
   1.250% to be repurchased at $9,808,341 on 04/01/08 collateralized by
   9,275,000 FNMA at 5.250% due 08/01/12 with a value of $10,005,406.         9,808,000         9,808,000
                                                                                          ---------------
Total Short-Term Investments
   (Cost $186,617,062)                                                                        186,617,062
                                                                                          ---------------
TOTAL INVESTMENTS -- 193.9% (Cost $2,909,330,267#)                                          2,933,885,281
                                                                                          ---------------
Other Assets and Liabilities (net) -- (93.9)%                                              (1,420,901,143)
                                                                                          ---------------
TOTAL NET ASSETS -- 100.0%                                                                $ 1,512,984,138
                                                                                          ===============

PORTFOLIO FOOTNOTES:

+ Variable or floating rate security. The stated rate represents the rate at March 31, 2008.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $41,572,658 and $17,017,644 respectively, resulting in a net unrealized appreciation of $24,555,014.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $91,786,855 of net assets.

(b) Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(c)  Par shown in Euro Currency. Value is shown in USD.

(d)  Par shown in Canadian Dollar. Value is shown in USD.

(e)  Par shown in Japanese Yen. Value is shown in USD.

(f)  Par shown in Pound Sterling. Value is shown in USD.

(g)  This security is traded on a "to-be-announced" basis.

(h) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $36,467,957 of net assets.

(i)  Zero coupon bond - Interest rate represents current yield to maturity.

AMBAC - Ambac Indemnity Corporation

FNMA - Federal National Mortgage Association

TIPS - Treasury Inflation Protected Securities

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Inflation Protected Portfolio at March 31, 2008, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                           PERCENT OF
                                           PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY   (UNAUDITED)
-----------------------------------------------------
AAA                                          88.81%
AA                                            4.62
A                                             3.13
BBB                                           0.69
BB                                            1.09
B                                             0.27
CCC                                           0.04
Other                                         1.35
                                            ------
Total:                                      100.00%
                                            ======

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                Investments In   Other Financial
VALUATION INPUTS                                  Securities       Instruments*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $1,575,660,354     $17,769,972
Level 2 - Other Significant Observable Inputs    1,357,960,923      (6,257,003)
Level 3 - Significant Unobservable Inputs              264,004               0
                                                --------------   ---------------
Total                                           $2,933,885,281     $11,512,969

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      Investments In   Other Financial
                                                        Securities       Instruments
                                                      --------------   ---------------
BALANCE AS OF DECEMBER 31, 2007                          $329,668          $0
   Accrued discounts/premiums                                   0           0
   Realized Gain (Loss)                                       (58)          0
   Change in unrealized appreciation (depreciation)       (50,037)          0
   Net Purchases (Sales)                                  (15,569)          0
   Transfers In (Out) of Level 3                                0           0
                                                       -------------   ---------------
BALANCE AS OF MARCH 31, 2008                             $264,004          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/ depreciation on the instrument.

                                                     STRIKE     NUMBER OF
WRITTEN CALL OPTIONS                    EXPIRATION    PRICE      CONTRACTS       VALUE
-----------------------------------------------------------------------------------------
OTC ECAL U.S. Dollar Vs. Japanese Yen   06/23/2008   $118.15    (4,300,000)   $        --
OTC ECAL Swaption                       08/07/2008      5.67    (4,800,000)      (788,565)
Options on Interest Rate Swaps          08/07/2008      5.67    (3,400,000)      (558,567)
Options on Interest Rate Swaps          08/07/2008      5.67    (2,700,000)      (443,568)
Options on Interest Rate Swaps          09/20/2010      5.37   (13,000,000)      (845,836)
Options on Interest Rate Swaps          09/20/2010      5.37   (14,000,000)      (910,900)
                                                                              -----------
(Written Option Premium $1,297,132)                                           $(3,547,436)
                                                                              ===========

                                                     STRIKE     NUMBER OF
WRITTEN PUT OPTIONS                     EXPIRATION    PRICE      CONTRACTS       VALUE
-----------------------------------------------------------------------------------------
OTC EPUT U.S. Dollar Vs. Japanese Yen   06/23/2008   $118.15    (4,300,000)   $  (812,412)
OTC EPUT U.S. Dollar Vs. Japanese Yen   12/01/2008    100.00    (3,000,000)      (138,285)
OTC EPUT U.S. Dollar Vs. Japanese Yen   03/01/2009     95.00    (7,190,000)      (243,827)
OTC EPUT U.S. Dollar Vs. Japanese Yen   03/01/2009     95.00    (7,190,000)      (243,827)
OTC EPUT Swaption                       08/07/2008      5.67    (4,800,000)       (31,689)
OTC EPUT Swaption                       08/07/2008      5.67    (3,400,000)       (22,446)
Options on Interest Rate Swaps          08/07/2008      5.67    (2,700,000)       (17,825)
Options on Interest Rate Swaps          09/20/2010      5.37   (13,000,000)      (315,867)
Options on Interest Rate Swaps          09/20/2010      5.37   (14,000,000)      (340,165)
                                                                              -----------
(Written Option Premium $1,954,373)                                           $(2,166,343)
                                                                              ===========

                                       INTEREST
SECURITY SOLD SHORT                      RATE      MATURITY      PROCEEDS        VALUE
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.         5.500%       TBA     $ 42,938,750   $ 43,044,599
Federal Home Loan Mortgage Corp.         5.500%       TBA      155,395,625    155,515,976
Federal Home Loan Mortgage Corp.         6.000%       TBA       18,588,797     18,703,167
Federal Home Loan Mortgage Corp.         6.000%       TBA       87,828,258     89,523,444
Federal National Mortgage Assoc.         5.000%       TBA        8,415,000      8,710,627
Federal National Mortgage Assoc.         5.500%       TBA       32,365,375     32,586,430
Federal National Mortgage Assoc.         6.000%       TBA        1,031,250      1,030,781
Federal National Mortgage Assoc.         6.000%       TBA        1,030,156      1,029,219
Federal National Mortgage Assoc.         6.000%       TBA       60,012,719     60,959,595
Government National Mortgage Assoc.      5.500%       TBA        1,021,875      1,019,531
Government National Mortgage Assoc.      6.000%       TBA        1,239,438      1,238,437
Government National Mortgage Assoc.      6.500%       TBA        1,041,563      1,039,531
U.S. Treasury Bond                       4.750%    02/15/37      4,707,020      4,735,848
U.S. Treasury Note                       2.500%    03/13/31    150,237,297    150,445,350
U.S. Treasury Note                       4.750%    08/15/07     11,349,203     11,621,369
U.S. Treasury Note                       4.125%    08/31/12      7,683,868      7,838,382
U.S. Treasury Note                       4.125%    08/31/12      6,385,666      6,469,056
U.S. Treasury Note                       3.625%    12/31/12      7,732,824      7,787,059
U.S. Treasury Note                       4.250%    11/15/13     15,448,313     15,943,667
U.S. Treasury Note                       4.250%    08/15/14        742,629        765,407
U.S. Treasury Note                       1.875%    07/15/15     33,846,569     34,412,038
U.S. Treasury Note                       2.500%    07/15/16     29,058,181     29,393,612
U.S. Treasury Note                       4.625%    11/15/16      2,001,968      2,104,688
                                                              ------------   ------------
                                                              $680,102,344   $685,917,813
                                                              ============   ============

                                                                                        ACQUISITION
                                                                                         COST AS A                     VALUE AS A
ILLIQUID AND                                               ACQUISITION   ACQUISITION   PERCENTAGE OF                 PERCENTAGE OF
RESTRICTED SECURITIES                                          DATES        COST         NET ASSETS       VALUE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Atlantic & Western, Ltd. 10.979%, due 01/09/09               12/16/05    $ 1,200,000       0.09%       $ 1,209,120        0.10%
Atlas Reinsurance Plc 8.731%, due 01/10/10                   12/15/06      5,058,683       1.19         18,486,625        1.46
Bear Stearns & Co., Inc. 2.806%, due 01/25/37                08/27/07      5,136,761       0.41          4,917,404        0.39
Green Valley, Ltd. 8.376%, due 01/10/11                      12/11/07        735,100       0.06            790,412        0.06
Foundation Re II, Ltd. 9.820%, due 11/26/10                  11/10/06      1,000,000       0.08          1,022,680        0.08
Longpoint Re, Ltd. 8.050%, due 05/08/10                      04/27/07      1,400,000       0.11          1,420,345        0.11
Merna Reinsurance, Ltd. 3.346%, due 07/07/10                 09/21/07      4,000,000       0.32          3,634,800        0.29
Mystic Re, Ltd. 12.090%, due 12/05/08                        11/20/06        700,000       0.06            693,350        0.05
Phoenix Quake Wind, Ltd. 7.153%, due 07/03/08                06/18/03      1,500,000       0.12          1,500,300        0.12
Residential Reinsurance 2007, Ltd. 10.326%, due 06/07/10     05/16/07      1,600,000       0.13          1,629,847        0.13
Vita Capital III, Ltd. 5.823%, due 01/01/12                  12/12/06        800,000       0.06            772,194        0.06
Vita Capital, Ltd. 5.603%, due 01/01/10                      04/18/07        400,000       0.03            390,880        0.03
                                                                         -----------       ----        -----------        ----
                                                                         $33,530,544       2.66%       $36,467,957        2.88%
                                                                         ===========       ====        ===========        ====

The futures contracts outstanding as of March 31, 2008 and the description and unrealized appreciation (depreciation) were as follows:

                                                                                                         Unrealized
                                                                          Number of                     Appreciation/
Description                                      Expiration Date          Contracts   Notional Value   (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Euribor Futures                                  June 2008 - Long            409      $  97,653,863     $  (266,625)
Euribor Futures                                  December 2008 - Long        298         71,531,175         546,742
LIBOR Futures                                    June 2008 - Long          1,045        123,512,469         441,053
LIBOR Futures                                    September 2008 - Long       332         39,371,050         288,897
LIBOR Futures                                    December 2008 - Long        668         79,458,600         138,988
LIBOR Futures                                    June 2009 - Long            132         15,753,375         187,982
Lif UK 90 Day LIBOR Futures                      June 2008 - Long            381                 --          (4,728)
Lif UK 90 Day LIBOR Futures                      March 2009 - Long            82          9,777,475          95,654
Euro Dollar Futures                              June 2008 - Long            393         96,019,725       2,395,475
Euro Dollar Futures                              September 2008 - Long       383         93,744,038       1,719,488
Euro Dollar Futures                              December 2008 - Long        405         99,063,000       2,433,713
Euro Dollar Futures                              March 2009 - Long         1,702        416,202,825       9,128,588
Euro Dollar Futures                              June 2009 - Long            719        175,489,925       3,212,763
Euro Dollar Futures                              September 2009 - Long       617        150,278,063       2,377,513
Euro Dollar Futures                              December 2009 - Long        314         76,258,825         648,850
Euribor Futures                                  September 2008 - Short     (110)       (26,368,375)        (21,730)
Euribor Futures                                  June 2009 - Short            (7)        (1,683,938)        (13,552)
Germany Federal Republic Bonds 10 Year Futures   June 2008 - Short           (49)        (5,683,020)         47,932
Japan Government Bonds 10 Year Futures           June 2008 - Short            (2)      (281,040,000)        (24,036)
Euro Dollar Futures                              June 2008 - Short           (49)       (11,971,925)       (153,125)
U.S. Treasury Note 2 Year Futures                June 2008 - Short           (43)        (9,230,219)        (12,781)
U.S. Treasury Note 5 Year Futures                June 2008 - Short        (1,160)      (132,511,875)       (708,078)
U.S. Treasury Note 10 Year Futures               June 2008 - Short          (823)       (97,898,422)     (1,585,000)
U.S. Treasury Bonds Futures                      June 2008 - Short        (1,796)      (213,359,188)     (2,640,336)
                                                                                                        ------------
                                                                                                        $18,233,647
                                                                                                        ============

Forward Foreign Currency Contracts to Buy:

                                                                         NET UNREALIZED
                                             VALUE AT      IN EXCHANGE    APPRECIATION/
SETTLEMENT DATE      CONTRACTS TO BUY     MARCH 31, 2008    FOR U.S.$    (DEPRECIATION)
---------------   ---------------------   --------------    ---------    --------------
    7/2/2008         18,468,602   BRL       $10,386,122    $ 9,945,397     $  440,725
    7/2/2008          9,134,896   BRL         5,137,159      4,832,000        305,159
    7/2/2008         20,877,330   BRL        11,740,710     11,490,000        250,710
    7/2/2008          1,626,300   BRL           914,577        900,000         14,577
    7/2/2008         28,641,667   BRL        16,107,112     16,666,667       (559,555)
   12/2/2008            930,618   BRL           504,803        503,581          1,222
    3/2/2009         43,461,700   CNY         6,819,126      6,130,000        689,126
    3/2/2009         16,098,390   CNY         2,525,832      2,277,000        248,832
    3/2/2009         17,335,640   CNY         2,719,956      2,452,000        267,956
    3/2/2009         18,414,165   CNY         2,889,176      2,607,500        281,676
   5/12/2008        940,841,649   JPY         9,446,648      9,429,000         17,648
   5/12/2008      3,152,086,096   JPY        31,648,949     31,574,000         74,949
   5/30/2008      2,582,324,443   KRW         2,609,718      2,769,545       (159,827)
   5/30/2008      2,572,438,707   KRW         2,599,727      2,756,874       (157,147)
    8/4/2008         87,444,160   KRW            88,407         92,000         (3,593)
    8/4/2008         77,999,550   KRW            78,858         82,313         (3,455)
   7/10/2008         22,728,360   MXN         2,110,996      2,020,838         90,158
   7/10/2008         58,949,159   MXN         5,475,161      5,250,660        224,501
   7/10/2008          4,190,670   MXN           389,227        374,000         15,227
   7/10/2008         10,434,648   MXN           969,164        931,000         38,164
   7/10/2008         19,857,338   MXN         1,844,337      1,771,000         73,337
   7/10/2008          9,284,778   MXN           862,364        828,000         34,364
   7/10/2008          9,296,821   MXN           863,483        829,000         34,483
   7/10/2008         17,765,218   MXN         1,650,022      1,583,000         67,022
   7/10/2008          3,870,875   MXN           359,524        346,000         13,524
   7/10/2008         11,128,774   MXN         1,033,634      1,000,744         32,890
   7/10/2008             11,816   MXN             1,097          1,096              1
   7/10/2008             18,746   MXN             1,741          1,740              1
   7/10/2008             11,291   MXN             1,049          1,048              1
   5/21/2008          4,791,080   MYR         1,499,722      1,420,000         79,722
   7/10/2008         16,342,519   PLN         7,271,613      5,950,307      1,321,306
   11/5/2008          2,538,000   RUB           105,924        101,897          4,027
  11/19/2008         84,656,898   RUB         3,526,666      3,414,273        112,393
  11/19/2008         37,435,650   RUB         1,559,507      1,515,000         44,507
  11/19/2008         28,060,000   RUB         1,168,933      1,145,072         23,861
   5/22/2008          3,310,797   SGD         2,406,464      2,212,656        193,808
   5/22/2008          3,302,401   SGD         2,400,361      2,208,373        191,988
   5/22/2008          1,779,666   SGD         1,293,556      1,197,945         95,611
  11/21/2008            133,447   SGD            97,405         95,000          2,405
  11/21/2008            137,993   SGD           100,723         98,191          2,532
                                                                           ----------
                                                                           $4,404,836
                                                                           ==========

Forward Foreign Currency Contracts to Sell:

                                                             VALUE AT    NET UNREALIZED
                                           IN EXCHANGE       MARCH 31,   APPRECIATION/
SETTLEMENT DATE    CONTRACTS TO DELIVER     FOR U.S.$          2008      (DEPRECIATION)
---------------   ---------------------   --------------   -----------   --------------
    7/2/2008          8,754,480   BRL       $ 4,923,226    $ 5,040,000     $   116,774
    7/2/2008          5,152,276   BRL         2,897,467      2,987,000          89,533
    7/2/2008          3,630,242   BRL         2,041,526      2,104,000          62,474
    7/2/2008            952,200   BRL           535,485        552,000          16,515
    7/2/2008            103,614   BRL            58,269         60,000           1,731
    7/2/2008         12,514,976   BRL         7,038,002      7,232,000         193,998
    7/2/2008          5,499,154   BRL         3,092,540      3,214,000         121,460
    7/2/2008          5,939,999   BRL         3,340,456      3,426,000          85,544
    7/2/2008          1,597,504   BRL           898,383        916,000          17,617
    7/2/2008         10,484,561   BRL         5,896,334      5,959,000          62,666
    7/2/2008          3,415,370   BRL         1,920,689      1,940,000          19,311
    7/2/2008            719,508   BRL           404,627        408,000           3,373
   12/2/2008          4,985,295   BRL         2,704,218      2,765,000          60,782
   12/2/2008          1,419,660   BRL           770,079        792,000          21,921
   12/2/2008          4,707,583   BRL         2,553,576      2,641,000          87,424
   12/2/2008            458,250   BRL           248,573        250,000           1,427
   12/2/2008          3,304,026   BRL         1,792,232      1,804,000          11,768
   12/2/2008          2,727,956   BRL         1,479,749      1,496,000          16,251
   12/2/2008          4,079,582   BRL         2,212,924      2,236,000          23,076
   4/17/2008          1,022,000   CAD           994,369      1,026,146          31,777
    6/9/2008          1,032,000   CHF         1,040,130        990,612         (49,518)
    3/2/2009         39,688,280   CNY         6,227,078      5,686,000        (541,078)
    3/2/2009         19,935,750   CNY         3,127,912      2,850,000        (277,912)
    3/2/2009         13,173,762   CNY         2,066,959      1,876,604        (190,355)
    3/2/2009         22,512,104   CNY         3,532,141      3,183,723        (348,418)
   4/28/2008         30,972,000   EUR        48,899,495     48,254,376        (645,119)
   4/17/2008         18,315,000   GBP        36,320,664     36,208,755        (111,909)
   4/17/2008             46,000   GBP            91,223         92,046             823
   5/12/2008      3,893,526,000   JPY        39,093,477     38,295,721        (797,756)
   5/12/2008      4,009,661,401   JPY        40,259,550     40,586,000         326,450
   5/12/2008         35,884,474   JPY           360,303        363,000           2,697
   7/10/2008         11,027,500   MXN         1,024,227      1,000,000         (24,227)
   7/10/2008         11,691,270   MXN         1,085,878      1,060,000         (25,878)
   7/10/2008         16,552,133   MXN         1,537,352      1,515,000         (22,352)
   7/10/2008         20,602,787   MXN         1,913,574      1,878,000         (35,574)
  11/19/2008         84,938,930   RUB         3,538,414      3,382,000        (156,414)
                                                                           -----------
                                                                           $(1,851,118)
                                                                           ===========

BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CNY - China Yuan Renminbi
EUR - Euro
GBP - Great Britain Pound
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
RUB - Russian Ruble
SGD - Singapore Dollar

Open swap agreements at March 31, 2008 were as follows:

                        Expiration
Notional Amount            Date                               Description                                          Value
---------------         ----------   -------------------------------------------------------------------------   ----------
     1,300,000    USD   9/20/2008    Agreement with Goldman Sachs International, dated 07/06/2007 to receive     $  (47,356)
                                     the notional amount multiplied by 1.400% and to pay par in the event of default of the Ford Motor Credit Company, LLC.

     3,400,000    USD   12/20/2008   Agreement with Lehman Brothers dated 12/06/2006 to receive the notional         (2,718)
                                     amount multiplied by 0.370% and to pay par in the event of default of the
                                     Republic of Peru.

     3,400,000    USD   12/20/2008   Agreement with Morgan Stanley Capital Services, Inc., dated 12/06/2006 to      (11,824)
                                     receive the notional amount multiplied by 0.300% and to pay par in event of default of the Republic of Panama.

     7,600,000    USD   3/18/2009    Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc.,       125,771
                                     dated 02/20/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by the
                                     3 month USD-LIBOR-BBA.

    21,100,000    USD   3/18/2010    Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc.,      (299,518)
                                     dated 02/20/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by the
                                     3 month USD-LIBOR-BBA.

     7,900,000    USD   6/18/2010    Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc.,        232,466
                                     dated 01/03/2008 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the national amount multiplied by the
                                     3 month USD-LIBOR-BBA.

    35,000,000    USD   6/18/2010    Interest Rate Swap Agreement with Bank of America, N.A., dated 01/07/2008    1,029,911
                                     to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the national amount multiplied by the 3 month
                                     USD-LIBOR-BBA.

     7,800,000    USD   6/18/2010    Interest Rate Swap Agreement with Goldman Sachs Capital Markets, L.P.,         229,523
                                     dated 12/7/2007 to receive semi-annually the notional amount multiplied by 4.000% and to pay semi-annually the notional amount multiplied by the
                                     3 month USD-LIBOR-BBA.

   106,500,000    USD   6/18/2010    Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc.,     3,133,873
                                     dated 12/21/2007 to receive semi-annually the notional amount multiplied by 4.00% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

     2,600,000    USD   6/20/2012    Agreement with Bank of America, N.A., dated 09/17/2007 to receive the          121,438
                                     notional amount multiplied by 0.350% and to pay par in the event of default of underlying entities of the CDX.NA.HY.8.

       700,000    USD   6/20/2012    Agreement with Bank of America, N.A., dated 09/17/2007 to receive the           71,863
                                     notional amount multiplied by 1.400% and to pay par in the event of default of underlying entities of the CDX.NA.XO.8.

                        Expiration
Notional Amount            Date                               Description                                          Value
---------------         ----------   -------------------------------------------------------------------------   ----------
    10,494,000    USD   6/20/2012    Agreement with Lehman Brothers Special Financing, Inc., dated 09/14/2007    $1,083,854
                                     to receive the notional amount multiplied by 2.750% and to pay par in the event of default of underlying entities of the CDX.NA.HY.8.

     4,356,000    USD   6/20/2012    Agreement with Merrill Lynch International, dated 09/17/2007 to receive        449,902
                                     the notional amount multiplied by 2.750% and to pay par in the event of default of underlying entities of the CDX.NA.HY.8.

       534,600    USD   6/20/2012    Agreement with Morgan Stanley Capital Services, Inc., dated 09/17/2007 to       55,215
                                     receive the notional amount multiplied by 2.750% and to pay par in the event of default of underlying entities of the CDX.NA.HY.8.

       600,000    USD   6/20/2012    Agreement with Morgan Stanley Capital Services, Inc., dated 08/17/2007 to      (84,931)
                                     receive the notional amount multiplied by 6.850% and to pay par in the event of default of underlying entities of the GMAC LLC.

       700,000    USD   9/20/2012    Agreement with Bank of America, N.A., dated 08/17/2007 to receive the          (97,164)
                                     notional amount multiplied by 7.000% and to pay par in the event of default of underlying entities of the GMAC LLC.

       800,000    USD   9/20/2012    Agreement with Citibank, N.A., New York, dated 08/16/2007 to receive the      (104,090)
                                     notional amount multiplied by 7.350% and to pay par in the event of default of the GMAC LLC.

       500,000    USD   9/20/2012    Agreement with Citibank, N.A., New York, dated 08/14/2007 to receive the        94,237
                                     notional amount multiplied by 5.00% and to pay par in the event of default of the GMAC LLC.

     1,300,000    USD   9/20/2012    Agreement with Goldman Sachs International, dated 07/20/2007 to receive       (307,973)
                                     the notional amount multiplied by 3.050% and to pay par in the event of default of the GMAC LLC.

       400,000    USD   9/20/2012    Agreement with J.P. Morgan Chase Bank, N.A., dated 07/20/2007 to receive       (66,603)
                                     the notional amount multiplied by 3.850% and to pay par in the event of default of the Ford Motor Credit Company, LLC.

       500,000    USD   9/20/2012    Agreement with Merrill Lynch International, dated 09/17/2007 to receive         96,721
                                     the notional amount multiplied by 4.800% and to pay par in the event of default of the GMAC LLC.

       800,000    USD   9/20/2012    Agreement with Morgan Stanley Capital Services, Inc., dated 08/14/2007 to      (22,252)
                                     receive the notional amount multiplied by 0.750% and to pay par in the event of default of The Goldman Sachs Group, Inc.

     4,900,000    USD   9/20/2012    Agreement with Morgan Stanley Capital Services, Inc., dated 08/16/2007 to     (643,639)
                                     receive the notional amount multiplied by 7.300% and to pay par in the event of default of the GMAC LLC.

                        Expiration
Notional Amount            Date                               Description                                          Value
---------------         ----------   -------------------------------------------------------------------------    ---------
     1,000,000    USD   9/20/2012    Agreement with Morgan Stanley Capital Services, Inc., dated 07/20/2007 to    $(167,674)
                                     receive the notional amount multiplied by 3.800% and to pay par in the event of default of Ford Motor Credit Company, LLC.

     1,300,000    USD   12/20/2012   Agreement with Bank of America, N.A., dated 10/25/2007 to receive the           91,704
                                     notional amount multiplied by 0.950% and to pay par in the event of default of Merrill Lynch & Co., Inc.

     6,700,000    USD   12/20/2012   Agreement with Citibank, N.A., New York, dated 09/20/2007 to receive the       296,599
                                     notional amount multiplied by 0.400% and to pay par in the event of default of The Goldman Sachs Group, Inc.

     1,500,000    USD   12/20/2012   Agreement with Lehman Brothers Special Financing, Inc., dated 11/28/2007      (173,832)
                                     to receive semi-annually the notional amount multiplied by 3.330% and to pay par in the event of default of underlying entities of the
                                     CAD.NA.HY.9.

    12,600,000    USD   12/20/2012   Agreement with Lehman Brothers Special Financing, Inc., dated 11/21/2007       452,742
                                     to receive semi-annually the notional amount multiplied by 0.600% and to pay par in the event of default of underlying entities of the
                                     CAD.NA.HY.9.

    19,800,000    USD   12/20/2012   Agreement with Merrill Lynch International, dated 10/16/2007 to receive        711,452
                                     the notional amount multiplied by 0.600% and to pay par in the event of default of underlying entities of the CDX.NA.IG.9

    19,800,000    USD   12/20/2012   Agreement with Morgan Stanley Capital Services, Inc., dated 10/16/2007 to      711,452
                                     receive semi-annually the notional amount multiplied by 0.600% and to pay par in the event of default of underlying entities of the CAD.NA.HY.9.

     1,800,000    USD   12/20/2012   Agreement with Goldman Sachs International, dated 3/4/2008 to pay               15,495
                                     semi-annually the notional amount multiplied by 0.705% and to receive par in the event of default of underlying entities of the CDX.NA.IG.9.

     5,300,000    USD   12/20/2012   Agreement with Goldman Sachs International, dated 3/4/2008 to pay               43,312
                                     semi-annually the notional amount multiplied by 0.695% and to receive par in the event of default of underlying entities of the CDX.NA.IG.9.

     1,000,000    USD   3/20/2013    Agreement with Morgan Stanley Capital Services, Inc., dated 1/11/2008 to       (25,397)
                                     pay quarterly the notional amount multiplied by 2.050% and to receive par in the event of default of Chesapeake Energy Corp.

     1,400,000    USD   6/18/2013    Interest Rate Swap Agreement with J.P. Morgan Chase Bank, N.A., dated           39,897
                                     11/30/2007 to receive semi-annually the notional amount multiplied by
                                     4.00% and to pay semi-annually the notional amount multiplied by 3 month
                                     USD-LIBOR-BBA.

     1,000,000    USD   6/20/2015    Agreement with Citibank, N.A., New York, dated 1/15/2008 to pay quarterly       34,594
                                     the notional amount multiplied by 0.960% and to receive par in event of default entities of Exelon Corp.

                        Expiration
Notional Amount            Date                               Description                                          Value
---------------         ----------   -------------------------------------------------------------------------   ----------
    28,500,000    USD   6/18/2013    Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc.,    $  812,186
                                     dated 12/14/2007 to receive semi-annually the notional amount multiplied by 4.00% and to pay semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

     6,200,000    USD   6/18/2015    Interest Rate Swap Agreement with Lehman Brothers Special Financing,          (475,268)
                                     Inc., dated 12/10/2007 to pay semi-annually the notional amount multiplied by 5.00% and to receive semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

     2,000,000    USD   12/20/2016   Agreement with Bank of America, N.A., dated 01/16/2008 to receive               60,908
                                     quarterly the notional amount multiplied by 0.795% and to pay par in the event of default of The Western Union Co.

    28,000,000    USD   6/20/2017    Agreement with J.P. Morgan Chase Bank dated 12/08/2006 to pay               (2,202,989)
                                     semi-annually the notional amount multiplied by 5.00% and to receive semi-annually the notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA.

     4,000,000    USD   12/20/2017   Agreement with Bank of America, N.A., dated 12/19/2007 to pay quarterly        170,759
                                     the notional amount multiplied by 0.800% and to receive par in event of default of underlying sovereign entities of the CDX.NA.IG.9.

     5,500,000    USD   12/20/2017   Agreement with Goldman Sachs International, dated 12/21/2007 to pay the        234,794
                                     notional amount multiplied by 0.800% and to receive par in event of default of underlying sovereign entities of the CDX.NA.IG.9.

     8,800,000    USD   12/20/2017   Agreement with J.P. Morgan Chase Bank dated 12/20/2007 to pay quarterly        375,670
                                     the notional amount multiplied by 0.800% and to receive par in event of default of underlying sovereign entities of the CDX.NA.IG.9.

     3,600,000    USD   12/20/2017   Agreement with Lehman Brothers Special Financing, Inc., dated 12/21/2007       153,683
                                     to pay the notional amount multiplied by 0.800% and to receive par in event of default of underlying sovereign entities of the CDX.NA.IG.9.

     1,600,000    USD   12/20/2017   Agreement with Morgan Stanley Capital Services, Inc., dated 12/19/2007 to       68,304
                                     pay semi-annually the notional amount multiplied by 0.800% and to receive par in event of default of underlying sovereign entities of the
                                     CDX.NA.IG.9.

     2,000,000    USD   3/20/2018    Agreement with JPMorgan Chase Bank, N.A., dated 01/29/2008 to receive         (122,156)
                                     quarterly the notional amount multiplied by 2.275% and to pay par in the event of The Bear Stearns Co., Inc.

    40,200,000    USD   6/18/2018    Interest Rate Swap Agreement with Lehman Brothers dated 12/5/2007 to pay    (2,869,783)
                                     semi-annually the notional amount multiplied by 5.00% and to receive semi-annually the notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA.

    27,100,000    USD   6/18/2018    Interest Rate Swap Agreement with Merrill Lynch Capital Services, Inc.,     (1,934,605)
                                     dated 12/13/2007 to pay semi-annually the notional amount multiplied by
                                     5.00% and to receive semi-annually the notional amount multiplied by 3 month USD-LIBOR-BBA.

                        Expiration
Notional Amount            Date                               Description                                          Value
---------------         ----------   -------------------------------------------------------------------------   ----------
    12,600,000    USD   6/18/2018    Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc.,    $ (899,484)
                                     dated 12/14/2007 to pay semi-annually the notional amount multiplied by
                                     5.00% and to receive semi-annually the notional amount multiplied by the
                                     3 month USD-LIBOR-BBA.

    20,800,000    USD   6/18/2038    Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc.,     1,110,552
                                     dated 12/17/2007 to receive semi-annually the notional amount multiplied by 5.00% and to pay semi-annually the notional amount multiplied by the 3 month USD-LIBOR-BBA.

     3,100,000    USD   12/13/2049   Agreement with Morgan Stanley Capital Services, Inc., dated 03/06/2008 to     (310,559)
                                     receive monthly the notional amount multiplied by 0.080% and to pay par in the event of default of the CMBX.NA.AAA.3.

    30,400,000    AUD   12/15/2009   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc.,       (66,350)
                                     dated 07/24/2007to receive semi-annually the notional amount multiplied by 7.00% and to pay semi-annually the notional amount multiplied by the 6 month AUD-BBR-BBSW.

     3,600,000    AUD   1/15/2010    Interest Rate Swap Agreement with J.P. Morgan Chase Bank dated 1/23/2007       (47,281)
                                     to pay semi-annually the notional amount multiplied by the 6 month
                                     AUD-BBR-BBSW and to receive semi-annually the notional amount multiplied by 6.5%.

     3,800,000    AUD   12/15/2017   Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc.,        77,763
                                     dated 07/24/2007to receive semi-annually the notional amount multiplied by 6.75% and to pay semi-annually the notional amount multiplied by the 6 month AUD-BBR-BBSW.

    66,200,000    BRL    1/2/2012    Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc.     (2,941,725)
                                     dated 08/10/07 to receive annually the notional amount multiplied by
                                     10.115% and pay semi-annually multiplied by the BRL PTAX (BRL09).

    11,900,000    BRL    1/2/2012    Agreement with Merrill Lynch Capital Services, Inc. dated 12/12/2007 to        (92,802)
                                     receive annually the notional amount multiplied by 12.540% and pay semi-annually multiplied by the BRL PTAX (BRL09).

     3,400,000    BRL    1/2/2012    Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc.        (26,515)
                                     dated 02/12/2008 to receive annually the notional amount multiplied by
                                     12.54% and to pay annually the notional amount multiplied by 3 month CDI, as determined on each Reset Date.

    50,000,000    BRL    1/3/2012    Interest Rate Swap Agreement with Lehman Brothers Special Financing, Inc.     (389,924)
                                     dated 03/07/2008 to receive annually the notional amount multiplied by
                                     12.54% and to pay annually the notional amount multiplied by 3 month CDI, as determined on each Reset Date.

    33,500,000    CAD   6/20/2012    Agreement with Bank of America, N.A., dated 10/10/2007 to pay                1,142,119
                                     semi-annually the notional amount multiplied by the 3 month CAD-BA-CDOR and to receive 3 month the notional amount multiplied by 5.000%.

    24,400,000    CAD   6/20/2017    Interest Rate Swap Agreement with Bank of America, N.A., dated 07/10/2007     (815,287)
                                     to pay semi-annually the notional amount multiplied by the 6 month
                                     CAD-BA-CDOR and to receive 3 month the notional amount multiplied by
                                     5.50%.

                        Expiration
Notional Amount            Date                               Description                                          Value
---------------         ----------   -------------------------------------------------------------------------   ----------
    23,500,000    EUR   3/19/2010    Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc.,    $  186,339
                                     dated 12/18/2007 to receive annually the notional amount multiplied by
                                     4.50% and pay semi-annually notional amount multiplied by
                                     EUR-EURIBOR-Telerate.

    82,600,000    EUR   7/14/2011    Agreement with J.P. Morgan Chase Bank dated 10/26/2006 to pay July 14,       1,228,085
                                     2011 [(FRCPxtob End Index/FRCPxtob Start Index)-1}*Notion and to receive
                                     July 14, 20011 {[1+2.26125%)^5]-1}*Notional.

     4,700,000    EUR   4/10/2012    Interest Rate Swap Agreement with J.P. Morgan Chase Bank dated 10/02/2006     (112,606)
                                     to pay April 10, 2016 [(FRCPxtob End Index/FRCPxtob Start
                                     Index)-1}*Notional and to receive April 10, 2012
                                     {[1+1.19575%)^5]-1}*Notional.

     9,400,000    EUR   6/17/2015    Interest Rate Swap Agreement with Goldman Sachs Capital Markets, L.P.         (222,800)
                                     dated 08/05/2005 to pay annually the notional amount multiplied by 4.50%
                                     and to receive annually the notional amount multiplied by the 6 month
                                     EUR-EURIBOR-Telerate.

     2,500,000    EUR   10/15/2016   Agreement with J.P. Morgan Chase Bank dated 10/02/2006 to pay October 15,       10,298
                                     2016 [(FRCPxtob End Index/FRCPxtob Start Index)-1}*Notional and to
                                     receive October 15,2011 {[1+2.3525%)^5]-1}*Notional.

     2,500,000    EUR   6/18/2034    Interest Rate Swap Agreement with Morgan Stanly Capital Services, Inc.        (173,865)
                                     dated 02/12/2008 to receive semi-annually the national amount multiplied by 4.50% and to pay semi-annually the national amount multiply
                                     EUR-EURIBOR-Reuters.

    10,000,000    GBP   6/15/2008    Interest Rate Swap Agreement with J.P. Morgan Chase Bank dated 10/4/2004       (50,799)
                                     to pay semi-annually the notional amount multiplied by the 6 month
                                     GBP-LIBOR-BBA and to receive semi-annually the notional amount multiplied by 5.000%.

     8,700,000    GBP   9/17/2013    Interest Rate Swap Agreement with Morgan Stanley Capital dated 03/20/2008       86,043
                                     to pay semi-annually the notional amount multiplied by the 6 month
                                     GBP-LIBOR-BBA and to receive semi-annually the notional amount multiplied by 5.000%.

    28,700,000    GBP   9/15/2015    Agreement with Goldman Sachs Capital Markets L.P. dated 3/28/2007 to          (101,271)
                                     receive the notional amount multiplied by the GBP-LIBOR-BBA and to pay semi-annually the notional amount multiplied by 5.000%.

 3,200,000,000    JPY   3/18/2009    Agreement with Morgan Stanley Capital Services Inc., dated 01/05/2007 to        46,391
                                     receive semi-annually the notional amount multiplied by the 6 month
                                     JPY-LIBOR-BBA and to pay semi-annually the notional amount multiplied by
                                     1.00%.

   520,000,000    JPY   6/20/2017    Interest Rate Swap Agreement with Goldman Sachs Capital Markets L.P.,         (270,349)
                                     dated 12/12/2007 to pay semi-annually the notional amount multiplied by the 6 month JPY-LIBOR-BBA and to receive semi-annually the notional amount multiplied by 2.00%.

   135,800,000    MXN   11/4/2016    Agreement with Goldman Sachs Capital Markets, LLC., dated 08/08/2007 to        298,821
                                     receive the notional amount multiplied by 8.17% and to pay the notional amount multiplied by the 28 days MXN-TIIE-BANXICO.
                                                                                                                 ----------
                                                                                                                 $ (996,653)
                                                                                                                 ==========

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro Dollar
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
USD - United States Dollar

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT               VALUE
--------------------                                                                          --------------   ---------------
MUNICIPALS -- 2.2%
Badger Tobacco Asset Securitization Corp.
   5.750%, due 06/01/11                                                                       $    2,000,000   $     2,091,360
   6.125%, due 06/01/27                                                                              265,000           265,888
   6.375%, due 06/01/32                                                                              360,000           361,588
Buckeye Tobacco Settlement Financing Authority 5.875%, due 06/01/47                                4,600,000         4,053,198
Dallas Area Rapid Transit 5.000%, due 12/01/36 (AMBAC)                                            19,500,000        19,206,525
Golden State Tobacco Securitization Corp., Series A-1 5.000%, due 06/01/33                        10,000,000         8,315,700
Houston Texas Utilities System, Series A 5.000%, due 11/15/36                                      2,700,000         2,699,838
Illinois Finance Authority, Peoples Gas Light & Coke 5.000%, due 02/01/33 (AMBAC)                  7,410,000         7,164,062
Los Angeles Community College District, Election 2001, Series A 5.000%, due 08/01/32 (FGIC)        4,300,000         4,302,881
Los Angeles Department of Water & Power, Systems Subser A-2 5.000%, due 07/01/44 (AMBAC)           8,600,000         8,402,286
Los Angeles Unified School District, Refunding Series A 4.500%,  due 07/01/25- 01/01/28            8,700,000         8,381,780
Palomar Community College District, Series A 4.750%, due 05/01/32                                    300,000           287,127
State of California General Obligation Unlimited
   Refunding 4.500%, due 08/01/28                                                                  1,000,000           919,090
   Various Purpose 5.000%, due 06/01/37                                                            3,500,000         3,405,500
State of Texas Transportation Commission Revenue, First Tier, Series A 4.750%, due 04/01/24       10,000,000        10,033,000
State of Texas Transportation Commission Mobility, Funding Series A 4.750%, due 04/01/35           4,800,000         4,582,224
Tobacco Settlement Financing Corp.
   5.000%, due 06/01/41                                                                              900,000           725,346
   7.467%, due 06/01/47                                                                            8,400,000         8,008,224
Tobacco Settlement Funding Corp.
   5.875%, due 05/15/39                                                                            2,000,000         1,861,420
   6.250%, due 06/01/42                                                                            1,300,000         1,221,727
Tobacco Settlement Revenue Management 6.375%, due 05/15/28                                         1,800,000         1,784,736
University of Arkansas, Various Facility Fayetteville Campus 5.000%, due 11/01/31 (AMBAC)          1,300,000         1,287,507
University of California, Ltd. Project Series D 5.000%, due 05/15/37 (FSA)                         2,700,000         2,683,449
                                                                                                               ---------------
Total Municipals
     (Cost $102,966,423)                                                                                           102,044,456
                                                                                                               ---------------
ASSET-BACKED SECURITIES -- 10.9%
Adjustable Rate Mortgage Trust 4.589%, due 05/25/35                                                4,225,287         4,160,476
American Home Mortgage Assets 5.246%, due 11/25/46 (a)                                             7,372,164         5,877,499
American Home Mortgage Investment Trust 4.390%, due 02/25/45 (a)                                   5,111,042         4,670,728
Asset Backed Funding Certificates
   2.949%, due 06/25/34 (a)                                                                        4,350,587         3,635,051
   2.659%, due 01/25/37 (a)                                                                        1,938,452         1,815,906
Asset Backed Securities Corp. 2.679%, due 05/25/37 (a)                                             1,499,788         1,399,404
Aurum CLO, Ltd. 4.688%, due 04/15/14 (144A) (a)(b)(c)                                              9,217,933         9,003,252
Banc of America Funding Corp.
   4.113%, due 05/25/35 (a)                                                                        8,142,166         7,632,516
   4.622%, due 02/20/36 (a)                                                                       17,334,039        16,606,489
   6.142%, due 01/20/47                                                                              955,710           829,339
Banc of America Mortgage Securities, Inc.
   3.049%, due 01/25/34 (a)                                                                        1,631,773         1,558,660
   5.000%, due 05/25/34                                                                            3,255,615         2,994,511
Bank of America Commercial Mortgage, Inc. 4.890%, due 04/11/37                                     1,016,062         1,013,246
BCAP LLC Trust 2.769%, due 01/25/37  (a)                                                           6,159,222         4,345,664
Bear Stearns Adjustable Rate Mortgage Trust
   6.764%, due 02/25/33                                                                               84,739            79,693
   4.550%, due 08/25/35 (a)                                                                        3,778,290         3,611,662
   4.750%, due 10/25/35 (a)                                                                        5,528,241         5,290,218

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT               VALUE
--------------------                                                                          --------------   ---------------
Bear Stearns ALT-A Trust
   3.019%, due 11/25/34 (a)                                                                   $    2,551,924   $     2,241,697
   5.371%, due 05/25/35                                                                            4,305,751         3,731,107
   5.706%, due 09/25/35                                                                            3,326,696         2,735,889
   5.792%, due 11/25/36                                                                            5,788,509         3,927,643
   5.808%, due 11/25/36                                                                            9,748,422         7,639,043
Bear Stearns Asset Backed Securities Trust
   2.999%, due 10/27/32 (a)                                                                           66,560            62,165
   3.099%, due 06/25/35 (a)                                                                          185,206           174,266
   3.599%, due 10/25/37 (a)                                                                       11,193,944        10,087,510
Bear Stearns Commercial Mortgage Securities, Inc.
   5.060%, due 11/15/16                                                                              117,203           117,005
   5.700%, due 06/11/50                                                                            6,400,000         6,307,731
Bear Stearns Mortgage Funding Trust 2.669%, due 02/25/37  (a)                                     11,084,013         9,706,492
Bear Stearns Structured Products, Inc.
   5.682%, due 01/26/36                                                                            3,464,687         2,932,453
   2.806%, due 01/26/37 (144A)(a)(d)                                                               9,164,268         8,713,294
   5.783%, due 12/26/46                                                                            2,410,668         1,997,796
Carrington Mortgage Loan Trust 2.919%, due 10/25/35  (a)                                           2,693,838         2,315,438
Cendant Mortgage Corp. 5.989%, due 07/25/43 (144A) (b)                                               248,772           232,666
Chevy Chase Mortgage Funding Corp.
   2.849%, due 08/25/35 (144A)(a)(b)                                                                 185,378           148,418
   2.729%, due 05/25/48 (144A)(a)(b)                                                               6,349,194         5,159,037
Citibank Omni Master Trust 3.699%, due 12/23/13 (144A) (a)(b)                                      4,700,000         4,718,358
Citigroup Mortgage Loan Trust, Inc.
   4.248%, due 08/25/35 (a)                                                                        4,089,555         3,885,506
   4.748%, due 08/25/35 (a)                                                                       14,436,916        14,347,695
   4.700%, due 12/25/35 (a)                                                                       18,198,978        17,691,365
   2.659%, due 01/25/37-05/25/37 (a)                                                               3,671,265         3,519,194
Countrywide Alternative Loan Trust
   2.401%, due 05/25/35 (144A)(a)(d)                                                              11,711,810           520,079
   2.746%, due 03/20/46 (a)                                                                          428,539           325,768
Countrywide Asset-Backed Certificates 2.679%, due 06/25/37  (a)                                    1,685,416         1,573,763
Countrywide Home Loans
   2.919%, due 03/25/35 (a)                                                                        2,285,285         1,770,590
   2.889%, due 04/25/35 (a)                                                                          241,473           191,031
   2.939%, due 06/25/35 (144A)(a)(b)                                                              10,609,098         9,351,640
   5.840%, due 09/20/36                                                                           11,714,095         8,858,819
Credit Suisse First Boston Mortgage Securities Corp.
   5.215%, due 03/25/32 (144A)(a)(b)                                                                 298,978           270,159
   6.500%, due 04/25/33                                                                              283,523           272,041
   6.000%, due 11/25/35                                                                            6,973,892         6,308,867
Credit Suisse Mortgage Capital Certificates 5.467%, due 09/15/39                                  22,300,000        21,974,311
Deutsche Alt-A Securities,  Inc. 2.689%, due 08/25/37  (a)                                         1,109,095         1,083,652
DSLA Mortgage Loan Trust 6.713%, due 07/19/44  (a)                                                 2,185,375         1,973,392
First Horizon Alternative Mortgage Securities
   5.370%, due 08/25/35 (a)                                                                          752,951           707,885
   2.101%, due 01/25/36 (144A)(a)(d)                                                             115,041,878         4,223,314
GMAC Mortgage Corp. 5.940%, due 07/01/13  (c)                                                         36,722            36,813
GMAC Mortgage Corp. Loan Trust 5.500%, due 09/25/34                                                3,120,950         3,069,412
Green Tree Financial Corp. 6.220%, due 03/01/30                                                      168,055           167,708
Greenpoint Mortgage Funding Trust
   2.819%, due 06/25/45 (a)                                                                          207,791           156,156
   2.679%, due 01/25/47 (a)                                                                          418,851           397,812
Greenwich Capital Commercial Funding Corp. 5.444%, due 03/10/39                                    8,100,000         7,898,117
GS Mortgage Loan Trust 4.539%, due 09/25/35  (a)                                                     285,575           269,220
GS Mortgage Securities Corp. II 3.170%, due 03/06/20 (144A) (a)(b)                                 5,744,323         5,310,438
GSR Mortgage Loan Trust

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT              VALUE
--------------------                                                                          --------------   ---------------
   6.000%, due 03/25/32                                                                       $        2,806   $         2,687
   5.500%, due 11/25/35                                                                            3,860,276         3,880,620
   5.473%, due 04/25/36                                                                            6,989,469         6,654,563
Harborview Mortgage Loan Trust
   2.779%, due 05/19/35 (a)                                                                        2,734,584         2,155,622
   2.649%, due 01/19/38 (a)                                                                          220,052           207,326
   2.749%, due 01/19/38 (a)                                                                          396,817           302,148
HFC Home Equity Loan Asset Backed Certificates 3.336%, due 11/20/36  (a)                           1,535,765         1,524,386
Indymac ARM Trust
   6.395%, due 01/25/32 (a)                                                                           69,526            69,440
   6.446%, due 01/25/32 (a)                                                                            1,715             1,713
Indymac Index Mortgage Loan Trust
   5.052%, due 12/25/34                                                                              453,962           413,404
   2.689%, due 11/25/46 (a)                                                                          271,104           252,549
Indymac Residential Asset Backed Trust 2.679%, due 07/25/37  (a)                                   1,809,725         1,703,404
JPMorgan Chase Commercial Mortgage Securities 3.890%, due 01/12/37                                 1,618,013         1,600,107
JPMorgan Mortgage Trust
   5.023%, due 02/25/35 (a)                                                                        3,146,972         2,860,551
   4.766%, due 07/25/35 (a)                                                                       15,814,921        15,249,242
LB-UBS Commercial Mortgage Trust
   3.323%, due 03/15/27                                                                              316,734           313,985
   5.866%, due 09/15/45                                                                           15,200,000        15,175,791
Lehman XS Trust
   2.679%, due 04/25/46 (a)                                                                          127,762           126,090
   2.689%, due 05/25/46 (a)                                                                          222,131           215,790
Master Asset Securitization Trust 4.500%, due 03/25/18                                             2,396,552         2,353,561
Merrill Lynch First Franklin Mortgage Loan Trust 2.659%, due 07/25/37  (a)                         1,596,646         1,462,316
Merrill Lynch Mortgage Investments, Inc.
   3.599%, due 10/25/35 (a)                                                                          518,562           449,001
   4.250%, due 10/25/35 (a)                                                                        2,089,949         2,017,507
   2.849%, due 11/25/35 (a)                                                                          445,974           380,729
   2.809%, due 02/25/36 (a)                                                                        2,426,059         1,949,847
Merrill Lynch Mortgage Investors Trust
   4.863%, due 12/25/32                                                                            2,646,645         2,623,630
   2.669%, due 08/25/36 (a)                                                                        3,997,491         3,815,904
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.957%, due 08/12/49                          11,800,000        11,929,737
Mid-State Trust 7.791%, due 03/15/38                                                                 235,546           232,822
MLCC Mortgage Investors, Inc. 3.198%, due 03/15/25  (a)                                               68,892            55,634
Morgan Stanley ABS Capital I
   2.878%, due 10/15/20 (144A)(a)(b)                                                               1,157,530         1,076,778
   2.659%, due 05/25/37 (a)                                                                        6,936,067         6,652,699
Morgan Stanley Equity Index-Linked 4.401%, due 07/07/08 (144A) (a)(c)(d)                          12,000,000        11,921,623
Option One Mortgage Loan Trust
   2.919%, due 08/25/33 (a)                                                                           39,620            35,027
   2.659%, due 07/25/37 (a)                                                                        2,357,833         2,215,627
Popular ABS Mortgage Pass-Through Trust 2.689%, due 06/25/47  (a)                                  3,981,211         3,725,205
Renaissance Home Equity Loan Trust 3.039%, due 08/25/33  (a)                                         306,638           287,162
Residential Accredit Loans, Inc.
   2.999%, due 03/25/33 (a)                                                                        1,829,888         1,590,053
   6.000%, due 06/25/36                                                                            6,275,000         5,556,629
   2.779%, due 06/25/46 (a)                                                                        3,615,132         2,953,021
Residential Asset Securities Corp. 2.709%, due 02/25/30  (a)                                       4,262,056         3,994,419
Residential Asset Securitization Trust 2.999%, due 05/25/33  (a)                                   1,948,204         1,681,816
Residential Funding Mortgage Securities I 2.949%, due 06/25/18  (a)                                1,020,905         1,016,787
Residential Funding Mortgage Securities II 2.719%, due 05/25/37  (a)                               3,550,684         3,274,536
Sequoia Mortgage Trust 2.886%, due 07/20/33  (a)                                                     935,737           893,034
SLC Student Loan Trust 3.045%, due 02/15/15  (a)                                                   1,556,836         1,547,593
SLM Student Loan Trust

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT              VALUE
--------------------                                                                          --------------   ---------------
   3.620%, due 01/25/17 (a)                                                                   $    3,000,000   $     2,945,157
   3.321%, due 07/25/17 (a)                                                                        3,476,874         3,456,506
Soundview Home Equity Loan Trust 2.679%, due 06/25/37 (a)                                            234,586           221,957
Structured Adjustable Rate Mortgage Loan Trust
   5.359%, due 01/25/35                                                                            5,988,986         5,719,856
   5.540%, due 08/25/35                                                                              463,185           389,536
Structured Asset Mortgage Investments, Inc.
   2.809%, due 07/19/35 (a)                                                                        2,860,672         2,367,794
   2.829%, due 05/25/45 (a)                                                                        2,932,566         2,264,919
Structured Asset Securities Corp.
   5.000%, due 12/25/34                                                                            2,904,762         2,899,293
   5.463%, due 10/25/35 (144A)(b)                                                                    267,232           255,367
Wachovia Asset Securitization, Inc. 2.859%, due 06/25/33 (a)                                          74,391            63,155
Wachovia Bank Commercial Mortgage Trust
   2.908%, due 09/15/21 (144A)(a)(b)                                                               3,499,426         3,288,910
   5.342%, due 12/15/43                                                                           16,700,000        16,134,134
Washington Mutual, Inc.
   3.139%, due 12/25/27 (a)                                                                        4,742,823         4,206,943
   4.054%, due 10/25/33                                                                            5,100,000         5,091,918
   5.220%, due 02/27/34 (a)                                                                          771,718           733,972
   3.796%, due 06/25/34                                                                           22,700,000        22,348,325
   5.726%, due 06/25/42-08/25/42 (a)                                                                 950,127           867,234
Wells Fargo Mortgage Backed Securities Trust
   4.650%, due 09/25/33 (a)                                                                        5,343,256         5,231,701
   4.950%, due 03/25/36                                                                           16,275,568        15,515,932
   5.241%, due 04/25/36                                                                           15,317,620        15,150,368
   5.773%, due 04/25/36 (a)                                                                        3,243,492         2,603,102
   5.517%, due 08/25/36                                                                            8,000,000         7,644,469
                                                                                                               ---------------
Total Asset-backed Securities
   (Cost $536,466,292)                                                                                             511,429,732
                                                                                                               ---------------
DOMESTIC BONDS & DEBT SECURITIES -- 28.0%
AUTOMOBILES -- 0.2%
Daimler NA Holdings Corp. 7.200%, due 09/01/09                                                       255,000           263,855
General Motors Corp. 8.375%, due 07/05/33 (e)                                                      6,800,000         7,228,372
                                                                                                               ---------------
                                                                                                                     7,492,227
                                                                                                               ---------------
BUILDING PRODUCTS -- 0.1%
C10 Capital, Ltd. 6.722%, due 12/18/49                                                             6,800,000         6,231,520
                                                                                                               ---------------
CAPITAL MARKETS -- 3.3%
Bear Stearns Cos., Inc.
   6.950%, due 08/10/12                                                                            8,200,000         8,211,644
   7.250%, due 02/01/18                                                                            5,000,000         5,176,015
Goldman Sachs Group, Inc.
   5.700%, due 09/01/12                                                                               55,000            56,517
   6.250%, due 09/01/17                                                                           14,200,000        14,316,610
   6.750%, due 10/01/37                                                                           31,300,000        29,208,315
Lehman Brothers Holdings, Inc.
   2.649%, due 12/23/08 (a)                                                                       12,500,000        12,154,488
   6.750%, due 12/28/17                                                                           14,800,000        14,252,326
Merrill Lynch & Co., Inc.
   6.050%, due 08/15/12                                                                           11,500,000        11,690,946
   6.400%, due 08/28/17                                                                            3,100,000         3,059,105
Morgan Stanley
   5.300%, due 03/01/13                                                                              800,000           798,163
   4.401%, due 10/18/16 (a)                                                                        3,900,000         3,518,939
   5.950%, due 12/28/17                                                                           48,200,000        46,667,818
Morgan Stanley Dean Witter Capital 4.920%, due 03/12/35                                              495,000           497,834

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT              VALUE
--------------------                                                                          --------------   ---------------
Small Business Administration
   7.449%, due 08/10/10                                                                       $      179,295   $       183,851
   6.353%, due 03/10/11                                                                               41,354            42,770
   5.471%, due 03/10/18 (c)                                                                        4,600,000         4,602,820
   5.500%, due 10/01/18                                                                              121,839           124,953
                                                                                                               ---------------
                                                                                                                   154,563,114
                                                                                                               ---------------
CHEMICALS -- 0.7%
Dow Chemical Co. 7.375%, due 11/01/29                                                                185,000           199,017
ICI Wilmington, Inc. 5.625%, due 12/01/13                                                            340,000           357,889
NGPL PipeCo LLC
   7.119%, due 12/15/17 (144A)(b)                                                                 16,400,000        16,994,467
   7.768%, due 12/15/37 (144A)(b)                                                                  6,700,000         6,904,873
Rohm & Haas Co. 6.000%, due 09/15/17                                                               8,500,000         8,643,658
                                                                                                               ---------------
                                                                                                                    33,099,904
                                                                                                               ---------------
COMMERCIAL BANKS -- 6.7%
ABN AMRO NA Holding Capital 6.523%, due 12/29/49 (144A) (b)                                          345,000           347,426
Bank of Ireland
   2.589%, due 12/19/08 (a)                                                                        7,700,000         7,693,771
   2.814%, due 12/18/09 (a)                                                                        5,400,000         5,386,603
Barclays Bank Plc
   5.450%, due 09/12/12                                                                           39,300,000        40,292,089
   6.050%, due 12/04/17 (144A)(b)                                                                 59,400,000        58,041,522
   7.434%, due 09/29/49 (144A)(b)                                                                  6,700,000         6,067,419
Calyon, New York 4.035%, due 01/16/09  (a)                                                        14,600,000        14,593,328
Credit Agricole S.A. London 3.090%, due 05/28/09 (144A) (a)(b)                                    18,100,000        18,119,946
Deutsche Bank AG London 6.000%, due 09/01/17                                                      26,200,000        27,277,318
Fleet Boston Financial Corp. 7.375%, due 12/01/09                                                     70,000            74,473
Glitnir Banki HF 4.154%, due 04/20/10 (144A) (a)(b)                                                4,700,000         4,016,267
HSBC Capital Funding LP 1.000%, due 12/29/49 (144A) (b)                                              585,000           515,634
ICICI Bank, Ltd. 4.917%, due 01/12/10 (144A) (a)(b)                                                3,000,000         2,871,909
JPMorgan Chase Bank N.A. 6.000%, due 10/01/17                                                     28,900,000        30,174,750
Popular N.A., Inc. 4.700%, due 06/30/09                                                               50,000            50,120
Rabobank Capital Fund Trust III 5.254%, due 12/29/49 (144A) (b)                                      370,000           307,816
RBS Capital Trust II 6.425%, due 12/29/49                                                            120,000            96,983
RBS Capital Trust III 5.512%, due 09/29/49                                                           815,000           670,319
Royal Bank of Scotland Group Plc
   7.640%, due 03/31/49                                                                           14,500,000        12,507,120
   6.990%, due 10/29/49 (144A)(b)                                                                  2,000,000         1,700,580
UBS AG 5.875%, due 12/20/17                                                                       21,700,000        22,221,039
Unicredit Luxembourg Finance S.A. 3.768%, due 10/24/08 (144A) (a)(b)                              13,100,000        13,088,105
Wachovia Corp. 7.980%, due 12/31/49                                                               46,000,000        45,334,518
Westpac Capital Trust III 5.819%, due 12/29/49 (144A) (b)                                             80,000            77,857
Westpac Capital Trust IV 5.256%, due 12/29/49 (144A) (b)                                             165,000           146,544
                                                                                                               ---------------
                                                                                                                   311,673,456
                                                                                                               ---------------
COMMERCIAL SERVICES & SUPPLIES -- 0.2%
Allied Waste North America, Inc. 7.250%, due 03/15/15                                                300,000           301,125
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A) (b)                                               2,100,000         1,943,186
RR Donnelley & Sons Co. 4.950%, due 04/01/14                                                       6,200,000         5,707,317
                                                                                                               ---------------
                                                                                                                     7,951,628
                                                                                                               ---------------
COMPUTERS & PERIPHERALS -- 0.4%
International Business Machines Corp. 5.700%, due 09/14/17                                        19,300,000        20,254,887
                                                                                                               ---------------
CONSUMER FINANCE -- 2.6%
American Express Bank FSB S.A.
   2.955%, due 06/12/09 (a)                                                                       18,100,000        18,006,966

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT              VALUE
--------------------                                                                          --------------   ---------------
   6.000%, due 09/13/17                                                                       $   34,000,000   $    33,204,638
American Express Centurion Bank 6.000%, due 09/13/17                                              34,000,000        32,981,870
Capital One Financial Corp. 6.750%, due 09/15/17                                                  10,600,000        10,054,863
Ford Motor Credit Co. LLC
   7.250%, due 10/25/11                                                                            1,300,000         1,068,640
   9.750%, due 09/15/10                                                                            4,100,000         3,654,055
   7.800%, due 06/01/12                                                                              800,000           660,451
General Motors Acceptance Corp. LLC
   4.315%, due 05/15/09 (a)                                                                        1,600,000         1,367,895
   7.250%, due 03/02/11                                                                            5,000,000         3,939,225
   5.375%, due 06/06/11 (e)                                                                        1,000,000         1,095,567
   7.000%, due 02/01/12                                                                            7,700,000         5,860,247
   6.625%, due 05/15/12                                                                           10,300,000         7,798,285
                                                                                                               ---------------
                                                                                                                   119,692,702
                                                                                                               ---------------
CONTAINERS & PACKAGING -- 0.0%
Jefferson Smurfit Corp. 8.250%, due 10/01/12                                                         700,000           634,375
                                                                                                               ---------------
DIVERSIFIED FINANCIAL SERVICES -- 5.7%
ANZ Capital Trust II 5.360%, due 12/29/49 (144A) (b)                                                 525,000           500,581
Bank of America Corp. 8.000%, due 12/29/49                                                        29,600,000        29,685,544
Citigroup Capital XXI 8.300%, due 12/21/57                                                        14,000,000        13,832,784
Citigroup, Inc.
   5.625%, due 08/27/12                                                                            1,000,000           991,051
   6.125%, due 11/21/17                                                                           44,600,000        44,534,170
   5.875%, due 05/29/37                                                                            7,000,000         6,099,359
Covidien International Finance S.A. 6.000%, due 10/15/17 (144A) (b)                                5,000,000         5,162,845
GATX Financial Corp. 5.800%, due 03/01/16                                                          5,000,000         4,963,790
General Electric Capital Corp.
   3.244%, due 10/24/08 (a)                                                                       52,000,000        51,962,352
   5.450%, due 01/15/13                                                                              375,000           393,183
   6.750%, due 03/15/32                                                                              165,000           176,776
   6.500%, due 09/15/67 (144A)(a)(b)(f)                                                           11,900,000        22,392,289
   6.375%, due 11/15/67                                                                            5,400,000         5,293,350
HSBC Capital Funding LP 9.547%, due 12/31/49 (144A) (b)                                              350,000           376,371
HSBC Finance Corp.
   3.070%, due 05/21/08 (a)                                                                        1,100,000         1,100,489
   3.954%, due 10/21/09 (a)                                                                       11,600,000        11,199,951
JPMorgan Chase & Co. 6.000%, due 01/15/18                                                         15,000,000        15,671,265
Lehman Brothers Holdings, Inc. 5.625%, due 01/24/13                                               32,500,000        31,634,622
Mizuho JGB Investment 9.870%, due 12/31/49 (144A) (b)                                                410,000           411,729
Mizuho Preferred Capital 8.790%, due 12/29/49 (144A) (b)                                             390,000           391,946
Pearson Dollar Finance Plc 5.700%, due 06/01/14 (144A) (b)                                        13,500,000        13,811,634
Prudential Holding LLC 8.695%, due 12/18/23 (144A) (b)                                               150,000           186,873
Santander Perpetual S.A. Unipersonal 6.671%, due 10/29/49 (144A) (b)                               7,400,000         6,679,936
                                                                                                               ---------------
                                                                                                                   267,452,890
                                                                                                               ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.2%
AT&T, Inc. 6.300%, due 01/15/38                                                                    6,400,000         6,208,672
BellSouth Corp. 4.240%, due 04/26/08 (144A) (b)                                                   17,400,000        17,411,484
CenturyTel, Inc. 6.000%, due 04/01/17                                                              5,000,000         4,813,630
Deutsche Telekom International Finance B.V. 8.250%, due 06/15/30                                      50,000            60,146
Embarq Corp. 7.995%, due 06/01/36                                                                  6,600,000         6,043,330
France Telecom S.A. 1.000%, due 03/01/31                                                             165,000           204,994
Nortel Networks, Ltd. 10.125%, due 07/15/13                                                          500,000           460,000
Qwest Capital Funding, Inc. 7.250%, due 02/15/11                                                   8,000,000         7,640,000
Qwest Communications International, Inc. 7.500%, due 02/15/14                                        511,000           482,895
Qwest Corp.
   5.625%, due 11/15/08                                                                            2,000,000         2,000,000

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT              VALUE
--------------------                                                                          --------------   ---------------
   8.875%, due 03/15/12                                                                       $    1,720,000   $     1,763,000
SBC Communications, Inc.
   4.125%, due 09/15/09                                                                            4,000,000         4,023,664
   5.300%, due 09/15/14                                                                              380,000           378,032
   5.625%, due 06/15/16                                                                              455,000           457,033
Sprint Capital Corp.
   6.900%, due 05/01/19                                                                              220,000           173,558
   8.750%, due 03/15/32                                                                            6,900,000         5,843,534
Verizon Global Funding Corp. 7.375%, due 09/01/12                                                    185,000           203,394
Verizon New York, Inc.
   6.875%, due 04/01/12                                                                              325,000           342,101
   7.375%, due 04/01/32                                                                              155,000           162,488
                                                                                                               ---------------
                                                                                                                    58,671,955
                                                                                                               ---------------
ELECTRIC UTILITIES -- 0.9%
Arizona Public Service Co. 4.650%, due 05/15/15                                                      165,000           149,523
Consumers Energy Co. 5.000%, due 02/15/12                                                          2,500,000         2,535,535
Dominion Resources, Inc. 6.300%, due 03/15/33                                                        210,000           204,637
DTE Energy Co. 6.375%, due 04/15/33                                                                  260,000           252,625
Enel Finance International S.A. 6.250%, due 09/15/17 (144A) (b)                                   10,550,000        10,965,142
Entergy Gulf States 3.600%, due 06/01/08                                                           1,400,000         1,396,541
Nisource Finance Corp.
   6.150%, due 03/01/13                                                                              475,000           491,488
   5.400%, due 07/15/14                                                                           10,000,000         9,899,870
   5.250%, due 09/15/17                                                                            7,500,000         6,840,682
Pacificorp 4.300%, due 09/15/08                                                                      250,000           250,777
Pepco Holdings, Inc.
   6.450%, due 08/15/12                                                                               90,000            95,989
   7.450%, due 08/15/32                                                                              180,000           194,760
Progress Energy, Inc.
   7.100%, due 03/01/11                                                                            1,600,000         1,723,410
   6.850%, due 04/15/12                                                                              650,000           703,938
Teco Finance, Inc. 6.750%, due 05/01/15 (144A) (b)                                                 4,400,000         4,559,460
                                                                                                               ---------------
                                                                                                                    40,264,377
                                                                                                               ---------------
FOOD & STAPLES RETAILING -- 0.8%
CVS Caremark Corp. 3.376%, due 06/01/10  (a)                                                      17,200,000        16,714,217
Safeway, Inc. 4.125%, due 11/01/08                                                                   480,000           481,711
Wal-Mart Stores, Inc.
   2.700%, due 06/16/08 (a)                                                                        8,300,000         8,300,921
   5.800%, due 02/15/18                                                                            6,600,000         6,929,987
   6.500%, due 08/15/37                                                                            2,700,000         2,844,561
                                                                                                               ---------------
                                                                                                                    35,271,397
                                                                                                               ---------------
FOOD PRODUCTS -- 0.5%
Kraft Foods, Inc.
   6.125%, due 02/01/18                                                                           23,500,000        23,528,082
   6.875%, due 02/01/38                                                                            2,100,000         2,073,072
                                                                                                               ---------------
                                                                                                                    25,601,154
                                                                                                               ---------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
Boston Scientific Corp. 6.000%, due 06/15/11                                                       5,000,000         4,900,000
                                                                                                               ---------------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
HCA, Inc. 9.250%, due 11/15/16                                                                     1,800,000         1,872,000
Quest Diagnostics, Inc. 5.450%, due 11/01/15                                                       5,000,000         4,944,808
UnitedHealth Group, Inc.
   6.000%, due 02/15/18                                                                           11,100,000        10,892,596

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT              VALUE
--------------------                                                                          --------------   ---------------
   6.875%, due 02/15/38                                                                       $    2,200,000   $     2,108,462
                                                                                                               ---------------
                                                                                                                    19,817,866
                                                                                                               ---------------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Mandalay Resort Group 6.500%, due 07/31/09                                                           800,000           801,000
                                                                                                               ---------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
NRG Energy, Inc.
   7.250%, due 02/01/14                                                                            5,500,000         5,445,000
   7.375%, due 02/01/16                                                                              700,000           687,750
PSEG Power LLC
   5.500%, due 12/01/15                                                                              420,000           417,249
   8.625%, due 04/15/31                                                                              245,000           301,358
                                                                                                               ---------------
                                                                                                                     6,851,357
                                                                                                               ---------------
INSURANCE -- 0.7%
American International Group, Inc. 5.850%, due 01/16/18                                           20,600,000        20,252,787
CNA Financial Corp. 5.850%, due 12/15/14                                                           5,000,000         4,953,905
ING Capital Funding Trust III 8.439%, due 12/31/49                                                   200,000           199,658
Liberty Mutual Group, Inc. 5.750%, due 03/15/14 (144A) (b)                                         5,750,000         5,940,635
Nationwide Financial Services, Inc.
   6.250%, due 11/15/11                                                                               55,000            58,450
   5.900%, due 07/01/12                                                                               60,000            60,144
                                                                                                               ---------------
                                                                                                                    31,465,579
                                                                                                               ---------------
IT SERVICES -- 0.2%
Western Union Co. (The) 5.930%, due 10/01/16                                                      10,000,000         9,944,060
                                                                                                               ---------------
MEDIA -- 0.9%
British Sky Broadcasting Group Plc 6.100%, due 02/15/18 (144A) (b)                                15,000,000        14,993,160
Comcast Corp. 7.050%, due 03/15/33                                                                    75,000            76,705
Cox Communications, Inc. 4.625%, due 06/01/13                                                        430,000           413,477
News America Holdings, Inc.
   8.250%, due 08/10/18                                                                              110,000           128,359
   7.750%, due 01/20/24                                                                               25,000            27,619
Omnicom Group, Inc. 5.900%, due 04/15/16                                                           5,000,000         4,968,360
Time Warner Cos., Inc.
   5.875%, due 11/15/16                                                                            6,500,000         6,191,432
   9.150%, due 02/01/23                                                                              155,000           179,791
   8.375%, due 03/15/23                                                                              260,000           288,741
   7.700%, due 04/15/31                                                                              310,000           325,128
Viacom, Inc. 6.250%, due 04/30/16                                                                 15,000,000        14,624,205
                                                                                                               ---------------
                                                                                                                    42,216,977
                                                                                                               ---------------
METALS & MINING -- 0.2%
Vale Overseas, Ltd. 6.875%, due 11/21/36                                                           8,200,000         8,041,863
                                                                                                               ---------------
MULTILINE RETAIL -- 0.1%
Federated Department Stores, Inc. 6.300%, due 04/01/09                                                60,000            60,022
Target Corp. 6.000%, due 01/15/18                                                                  5,000,000         5,112,302
                                                                                                               ---------------
                                                                                                                     5,172,324
                                                                                                               ---------------
OIL, GAS & CONSUMABLE FUELS -- 0.3%
Chesapeake Energy Corp.
   7.500%, due 06/15/14                                                                              500,000           515,000
   7.000%, due 08/15/14                                                                              800,000           806,000
Duke Capital LLC
   6.250%, due 02/15/13                                                                              375,000           389,094
   8.000%, due 10/01/19                                                                               55,000            62,299
Dynegy Holdings, Inc. 7.500%, due 06/01/15                                                         1,100,000         1,036,750
El Paso Corp.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT              VALUE
--------------------                                                                          --------------   ---------------
   7.000%, due 06/15/17                                                                       $      400,000   $       413,404
   6.375%, due 02/01/09                                                                            1,000,000         1,011,785
   7.750%, due 01/15/32                                                                            2,815,000         2,905,179
Husky Energy, Inc. 6.150%, due 06/15/19                                                              215,000           221,202
Kinder Morgan Energy Partners
   7.400%, due 03/15/31                                                                              225,000           234,535
   7.750%, due 03/15/32                                                                              135,000           144,134
   7.300%, due 08/15/33                                                                               90,000            92,146
Magellan Midstream Partners 5.650%, due 10/15/16                                                     385,000           388,752
Transcontinental Gas Pipe Line Corp. 8.875%, due 07/15/12                                             35,000            39,987
Valero Energy Corp. 7.500%, due 04/15/32                                                             225,000           234,897
Williams Cos., Inc.
   6.750%, due 04/15/09 (144A)(b)                                                                  1,000,000         1,022,500
   6.375%, due 10/01/10 (144A)(b)                                                                  2,900,000         2,987,000
   7.500%, due 01/15/31                                                                              800,000           838,000
                                                                                                               ---------------
                                                                                                                    13,342,664
                                                                                                               ---------------
PAPER & FOREST PRODUCTS -- 0.1%
International Paper Co.
   5.850%, due 10/30/12                                                                               28,000            28,060
   5.250%, due 04/01/16                                                                            6,500,000         5,764,993
                                                                                                               ---------------
                                                                                                                     5,793,053
                                                                                                               ---------------
PHARMACEUTICALS -- 0.2%
Wyeth
   5.500%, due 03/15/13-02/15/16                                                                   7,500,000         7,756,587
   6.450%, due 02/01/24                                                                              160,000           171,099
                                                                                                               ---------------
                                                                                                                     7,927,686
                                                                                                               ---------------
REAL ESTATE -- 0.0%
Ventas Realty LP/Ventas Capital Corp. 8.750%, due 05/01/09                                         1,500,000         1,530,000
                                                                                                               ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
HCP, Inc. 6.700%, due 01/30/18                                                                     7,500,000         6,442,357
Health Care Property Investors, Inc. 5.950%, due 09/15/11                                          4,100,000         3,978,095
                                                                                                               ---------------
                                                                                                                    10,420,452
                                                                                                               ---------------
ROAD & RAIL -- 0.5%
Con-way, Inc. 7.250%, due 01/15/18                                                                10,000,000        10,475,660
CSX Corp. 6.250%, due 03/15/18                                                                    10,000,000         9,886,790
GATX Corp. 6.000%, due 02/15/18                                                                    5,000,000         5,067,225
Norfolk Southern Corp.
   5.590%, due 05/17/25                                                                               60,000            55,071
   7.800%, due 05/15/27                                                                                7,000             8,151
   5.640%, due 05/17/29                                                                              168,000           152,835
   7.250%, due 02/15/31                                                                               65,000            71,633
Union Pacific Corp. 6.625%, due 02/01/29                                                              50,000            50,990
                                                                                                               ---------------
                                                                                                                    25,768,355
                                                                                                               ---------------
SPECIALTY RETAIL -- 0.4%
Home Depot, Inc. 5.400%, due 03/01/16                                                              5,000,000         4,707,125
Limited Brands, Inc. 6.900%, due 07/15/17                                                         15,000,000        13,384,755
                                                                                                               ---------------
                                                                                                                    18,091,880
                                                                                                               ---------------
TOBACCO -- 0.1%
Reynolds American, Inc. 7.625%, due 06/01/16                                                       2,400,000         2,525,194
                                                                                                               ---------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
AT&T Wireless Services, Inc.
   7.875%, due 03/01/11                                                                              260,000           282,989

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT              VALUE
--------------------                                                                          --------------   ---------------
   8.125%, due 05/01/12                                                                       $        5,000   $         5,600
   8.750%, due 03/01/31                                                                              245,000           298,146
Cingular Wireless LLC 6.500%, due 12/15/11                                                           700,000           743,665
Sprint Nextel Corp. 6.000%, due 12/01/16                                                          11,250,000         8,760,645
                                                                                                               ---------------
                                                                                                                    10,091,045
                                                                                                               ---------------
Total Domestic Bonds & Debt Securities
   (Cost $1,333,899,409)                                                                                         1,313,556,941
                                                                                                               ---------------
FOREIGN BONDS & DEBT SECURITIES -- 5.7%
ARUBA GUILDER -- 0.0%
UFJ Finance Aruba AEC 6.750%, due 07/15/13                                                           220,000           244,997
                                                                                                               ---------------
BRAZIL -- 2.4%
Brazil Notas do Tesouro Nacional Serie F 10.000%, due 01/01/17 (g)                                 4,900,000        24,137,208
Federal Republic of Brazil
   10.000%, due 01/01/12 (g)                                                                      15,930,200        84,980,230
   10.250%, due 01/10/28 (g)                                                                       7,100,000         3,782,437
                                                                                                               ---------------
                                                                                                                   112,899,875
                                                                                                               ---------------
CAYMAN ISLANDS -- 0.1%
Hutchison Whampoa International, Ltd. 6.250%, due 01/24/14 (144A) (b)                                245,000           247,069
Mizuho Finance 5.790%, due 04/15/14 (144A) (b)                                                       315,000           330,918
Petroleum Export, Ltd. 5.265%, due 06/15/11 (144A) (b)                                             3,462,966         3,476,959
                                                                                                               ---------------
                                                                                                                     4,054,946
                                                                                                               ---------------
DENMARK -- 0.8%
Nykredit Realkredit A.S. 5.000%, due 10/01/38  (a)(h)                                             50,081,801        10,063,495
Realkredit Danmark A.S. 5.000%, due 10/01/38  (a)(h)                                             122,923,358        24,626,537
                                                                                                               ---------------
                                                                                                                    34,690,032
                                                                                                               ---------------
FRANCE -- 0.0%
AXA S.A. 6.463%, due 12/15/30                                                                         60,000            64,736
France Telecom S.A. 7.750%, due 03/01/11                                                             400,000           434,020
                                                                                                               ----------------
                                                                                                                       498,756
                                                                                                               ---------------
GERMANY -- 1.7%
Bundesrepublik Deutschland 4.750%, due 07/04/34 (e)                                               50,000,000        81,263,285
                                                                                                               ---------------
LUXEMBOURG -- 0.2%
Telecom Italia Capital S.A. 4.000%, due 11/15/08- 01/15/10                                           780,000           768,076
VTB Capital S.A. for Vneshtorgbank 3.839%, due 08/01/08 (144A) (a)(b)                              6,500,000         6,435,000
                                                                                                               ---------------
                                                                                                                     7,203,076
                                                                                                               ---------------
NETHERLANDS -- 0.0%
Deutsche Telekom Finance 5.250%, due 07/22/13                                                        425,000           420,268
                                                                                                               ---------------
NORWAY -- 0.0%
Den Norske Bank 7.729%, due 06/29/49 (144A) (b)                                                      115,000           115,911
                                                                                                               ---------------
PANAMA -- 0.1%
Republic of Panama
   9.625%, due 02/08/11                                                                              936,000         1,072,656
   9.375%, due 07/23/12                                                                              410,000           481,750
   6.700%, due 01/26/36                                                                            1,150,000         1,175,875
                                                                                                               ---------------
                                                                                                                     2,730,281
                                                                                                               ---------------
RUSSIA  -- 0.0%
Morgan Stanley (Gazprom) 9.625%, due 03/01/13 (144A) (b)                                             130,000           146,088
Russian Federation 11.000%, due 07/24/18                                                             100,000           145,650
                                                                                                               ---------------
                                                                                                                       291,738
                                                                                                               ---------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT              VALUE
--------------------                                                                          --------------   ---------------
SINGAPORE -- 0.0%
United Overseas Bank, Ltd. 5.375%, due 09/03/19 (144A) (b)                                    $      470,000   $       441,298
                                                                                                               ---------------
SOUTH AFRICA -- 0.0%
South Africa Government International Bond 5.875%, due 05/30/22                                      700,000           660,154
                                                                                                               ---------------
SOUTH KOREA -- 0.4%
Export-Import Bank of Korea 3.166%, due 06/01/09 (a)                                              16,200,000        16,227,345
Industrial Bank of Korea 4.000%, due 05/19/14 (144A) (b)                                             335,000           331,705
Korea Development Bank 4.843%, due 04/03/10 (a)                                                    1,600,000         1,596,731
Korea First Bank, Ltd. 7.267%, due 03/03/34 (144A) (b)                                               240,000           245,892
Woori Bank Korea 5.750%, due 03/13/14 (144A) (b)                                                     305,000           303,579
                                                                                                               ---------------
                                                                                                                    18,705,252
                                                                                                               ---------------
SWEDEN -- 0.0%
Skandinaviska Enskilda Banken 4.958%, due 03/29/49 (144A) (b)                                        415,000           372,195
Swedbank 9.000%, due 12/29/49 (144A) (b)                                                             180,000           181,261
                                                                                                               ---------------
                                                                                                                       553,456
                                                                                                               ---------------
UKRAINE -- 0.0%
Republic of Ukraine
   6.875%, due 03/04/11                                                                              200,000           207,020
   7.650%, due 06/11/13                                                                              500,000           532,500
                                                                                                               ---------------
                                                                                                                       739,520
                                                                                                               ---------------
UNITED KINGDOM -- 0.0%
British Telecom Plc 8.625%, due 12/15/10                                                             190,000           209,082
HBOS Capital Funding LP 6.071%, due 06/30/49 (144A) (b)                                               45,000            39,573
HBOS Plc 5.375%, due 12/29/49 (144A) (b)                                                             285,000           244,870
Standard Chartered Bank 8.000%, due 05/30/31 (144A) (b)                                              235,000           260,037
                                                                                                               ---------------
                                                                                                                       753,562
                                                                                                               ---------------
Total Foreign Bonds & Debt Securities
   (Cost $256,193,848)                                                                                             266,266,407
                                                                                                               ---------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.6%
Federal Home Loan Mortgage Corp.
   7.000%, due 09/01/10                                                                                5,645             5,839
   6.500%, due 04/01/11-06/01/29                                                                     189,572           201,357
   6.000%, due 05/01/11-04/01/23                                                                   9,872,162        10,215,620
   5.500%, due 05/01/14-05/01/35                                                                  37,056,302        37,579,716
   5.000%, due 09/15/16-09/01/35                                                                 130,571,505       131,970,113
   4.625%, due 11/15/23 (a)                                                                        1,785,916         1,815,080
   7.229%, due 01/01/29 (a)                                                                        1,890,323         1,941,610
   3.418%, due 05/15/29 (a)                                                                           82,454            82,398
   5.861%, due 11/01/31 (a)                                                                          114,313           115,944
   3.500%, due 07/15/32                                                                              332,218           325,388
   7.421%, due 08/01/32 (a)                                                                          663,318           668,021
   3.068%, due 07/15/34 (a)                                                                          477,620           467,685
   4.458%, due 10/01/34 (a)                                                                          304,543           306,023
   4.334%, due 11/01/34 (a)                                                                          213,351           216,191
   4.372%, due 11/01/34 (a)                                                                          592,874           605,755
   4.391%, due 11/01/34 (a)                                                                          184,106           185,950
   4.478%, due 11/01/34 (a)                                                                          272,794           275,535
   4.361%, due 01/01/35 (a)                                                                          356,582           361,529
   4.410%, due 01/01/35 (a)                                                                        1,370,451         1,389,258
   4.335%, due 02/01/35 (a)                                                                          422,469           428,259
   4.352%, due 02/01/35 (a)                                                                          269,621           273,242
   4.421%, due 02/01/35 (a)                                                                          649,301           656,126
   4.436%, due 02/01/35 (a)                                                                          362,478           367,791
   4.437%, due 02/01/35 (a)                                                                          339,323           343,238

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT              VALUE
--------------------                                                                          --------------   ---------------
   4.456%, due 02/01/35 (a)                                                                   $      176,252   $       178,459
   4.502%, due 02/01/35 (a)                                                                          435,977           443,231
   4.453%, due 06/01/35 (a)                                                                        7,697,304         7,760,956
   4.582%, due 08/01/35 (a)                                                                        3,782,932         3,863,771
   4.911%, due 09/01/35 (a)                                                                        4,088,836         4,148,433
   5.311%, due 09/01/35 (a)                                                                       11,582,199        11,768,354
   5.922%, due 07/25/44 (a)                                                                       17,681,864        17,271,145
   5.722%, due 10/25/44 (a)                                                                        3,355,506         3,323,752
   5.722%, due 02/25/45 (a)                                                                          293,046           284,166
   5.500%, due TBA (i)                                                                           385,500,000       389,294,862
Federal National Mortgage Assoc.
   6.000%, due 11/01/08-12/01/37                                                                 272,552,169       279,602,387
   5.500%, due 10/01/08-05/01/37                                                                 521,857,788       528,646,834
   7.000%, due 04/01/11-05/01/11                                                                      31,945            32,940
   8.000%, due 11/01/13-10/01/25                                                                      22,715            23,658
   6.500%, due 12/01/13-09/01/37                                                                   1,885,676         1,966,742
   5.000%, due 02/01/18-02/01/38                                                                 640,993,366       637,579,874
   6.554%, due 10/01/28 (a)                                                                          293,671           299,578
   7.500%, due 09/01/30                                                                                2,913             3,145
   6.774%, due 02/01/31 (a)                                                                        1,189,703         1,267,400
   6.825%, due 09/01/31 (a)                                                                          161,935           163,827
   3.175%, due 09/18/31 (a)                                                                        1,406,159         1,382,021
   3.499%, due 04/25/32 (a)                                                                          621,567           626,195
   5.393%, due 07/01/32 (a)                                                                           98,830           100,555
   5.365%, due 09/01/32 (a)                                                                          652,015           655,982
   7.083%, due 11/01/32 (a)                                                                          500,564           503,285
   4.609%, due 03/01/33 (a)                                                                           23,681            24,171
   4.664%, due 06/01/33 (a)                                                                          280,114           285,734
   4.573%, due 07/01/33 (a)                                                                          205,504           210,655
   4.393%, due 04/01/34 (a)                                                                           83,803            84,638
   3.699%, due 05/01/34 (a)                                                                        3,531,804         3,496,803
   5.000%, due 09/01/34 (a)                                                                        7,294,093         7,370,284
   5.904%, due 09/01/34 (a)                                                                          432,542           437,234
   4.768%, due 10/01/34 (a)                                                                          106,409           108,003
   4.208%, due 11/01/34 (a)                                                                       16,202,865        16,362,806
   4.564%, due 11/01/34 (a)                                                                          768,329           782,276
   4.638%, due 11/01/34 (a)                                                                           37,160            37,715
   4.522%, due 12/01/34 (a)                                                                          385,741           391,994
   4.702%, due 12/01/34 (a)                                                                        3,927,923         3,978,456
   4.758%, due 12/01/34 (a)                                                                       10,737,205        10,878,118
   4.326%, due 01/01/35 (a)                                                                          146,142           148,199
   4.454%, due 01/01/35 (a)                                                                          457,872           463,578
   4.481%, due 01/01/35 (a)                                                                          472,018           477,873
   4.513%, due 01/01/35 (a)                                                                          496,096           502,618
   4.832%, due 01/01/35 (a)                                                                          935,567           972,736
   4.293%, due 02/01/35 (a)                                                                          271,567           275,810
   4.430%, due 02/01/35 (a)                                                                        1,093,549         1,107,623
   4.414%, due 03/01/35 (a)                                                                          417,049           422,154
   4.660%, due 04/01/35 (a)                                                                          640,675           650,617
   4.382%, due 05/01/35 (a)                                                                          604,908           610,776
   4.753%, due 05/01/35 (a)                                                                        3,207,302         3,238,302
   4.665%, due 05/25/35 (a)                                                                        8,600,000         8,658,636
   4.250%, due 08/01/35 (a)                                                                        4,591,929         4,591,415
   4.738%, due 08/01/35 (a)                                                                        4,464,916         4,552,286
   4.730%, due 09/01/35 (a)                                                                       10,278,199        10,329,574
   4.718%, due 10/01/35 (a)                                                                        4,817,231         4,871,387
   4.673%, due 11/01/35 (a)                                                                        3,820,428         3,905,225
   4.812%, due 11/01/35 (a)                                                                        2,953,724         2,956,111

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                    PAR
SECURITY DESCRIPTION                                                                              AMOUNT              VALUE
--------------------                                                                          --------------   ---------------
   6.265%, due 11/01/35 (a)                                                                   $    1,601,275   $     1,648,834
   6.410%, due 08/01/36 (a)                                                                        5,032,598         5,176,852
   6.007%, due 12/01/36 (a)                                                                        1,354,530         1,370,907
   5.526%, due 08/01/41-10/01/44 (a)                                                               7,020,042         7,015,936
   5.576%, due 09/01/41 (a)                                                                        2,993,985         2,964,414
   5.000%, due TBA (i)                                                                           157,100,000       155,171,250
   5.500%, due TBA (i)                                                                            40,500,000        40,970,381
   6.000%, due TBA (i)                                                                         1,337,000,000     1,369,797,947
Government National Mortgage Assoc.
   8.250%, due 02/15/09                                                                                  285               287
   6.000%, due 04/15/14                                                                               64,907            67,100
   6.375%, due 02/20/22-05/20/32 (a)                                                                 725,345           741,596
   7.000%, due 10/15/23                                                                               45,067            48,292
   7.500%, due 01/15/26-04/15/31                                                                   6,122,497         6,617,985
   5.125%, due 01/20/26-11/20/30 (a)                                                                 322,724           321,904
   5.625%, due 08/20/27-09/20/33 (a)                                                                 726,875           730,921
   6.250%, due 02/20/28-01/20/30 (a)                                                                 199,300           203,208
   6.875%, due 04/20/29 (a)                                                                           69,858            70,937
   3.318%, due 02/16/30 (a)                                                                           49,054            48,472
   3.118%, due 01/16/31 (a)                                                                          137,798           135,341
   5.500%, due 10/20/31 (a)                                                                            7,898             7,938
   5.750%, due 03/20/32 (a)                                                                            2,123             2,144
   6.500%, due 04/20/32 (a)                                                                           25,241            25,849
   6.000%, due 03/20/33 (a)                                                                           23,524            23,983
   6.500%, due 12/15/37                                                                          274,000,000       285,176,279
U.S. Treasury Bond
   4.750%, due 02/15/37                                                                           44,400,000        47,789,008
   5.000%, due 05/15/37                                                                           46,600,000        52,155,605
U.S. Treasury Inflation Index Bond 2.375%,  due 04/15/11- 01/15/27                                41,055,276        44,338,184
U.S. Treasury Inflation Index Note 3.875%, due 01/15/09                                              514,748           533,810
U.S. Treasury Note
   2.125%, due 01/31/10                                                                           76,500,000        77,444,316
   4.125%, due 08/31/12                                                                           55,500,000        59,593,181
   4.750%, due 05/15/14                                                                           10,800,000        12,133,130
   4.500%, due 05/15/17                                                                           50,700,000        55,124,386
   4.750%, due 08/15/17                                                                          131,800,000       145,875,845
   4.250%, due 11/15/17                                                                           65,650,000        70,081,441
                                                                                                               ---------------
Total U.S. Government & Agency Obligations
   (Cost $4,567,685,157)                                                                                         4,618,580,690
                                                                                                               ---------------
LOAN PARTICIPATION -- 1.3%
AES Corp. 1.000%, due 04/30/10 (144A) (d)                                                          5,600,000         5,320,000
Biomet 5.250%, due 02/15/15 (144A) (b)                                                             2,985,000         2,868,212
Cablevision Systems Corp. 1.000%, due 03/29/13 (144A) (b)                                          6,946,835         6,507,316
Chrysler Finco 5.000%, due 08/03/14 (144A) (b)                                                    13,930,000        11,559,964
First Data Corp.
   7.580%, due 09/24/14 (144A)(d)                                                                     69,010            62,219
   7.634%, due 09/24/14 (144A)(b)                                                                    930,990           839,372
Ford Motor Co. 1.000%, due 11/29/13 (144A) (b)                                                     6,912,500         5,684,453
Georgia Pacific Corp. 1.000%,  due 12/20/12   (b)                                                  4,974,619         4,610,133
HCA, Inc. 5.697%, due 11/14/13 (144A) (b)                                                          9,894,114         9,110,975
Nordic Telephone 3.161%,  due 11/30/13 - 11/30/14 (b)(e)                                           3,767,298         5,631,261
TXU Energy
   1.000%, due 10/10/14 (144A)(b)                                                                    286,132           260,595
   8.396%, due 10/10/14 (144A)(b)                                                                  2,213,868         2,016,280
UPC Broadband Term M1 6.361%, due 12/31/14 (144A) (b)(e)                                           4,049,167         5,445,253
                                                                                                               ---------------
Total Loan Participation
   (Cost $63,402,791)                                                                                               59,916,033
                                                                                                               ---------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                  SHARES/
                                                                                                   PAR
SECURITY DESCRIPTION                                                                              AMOUNT           VALUE
--------------------                                                                          --------------   ---------------
PREFERRED STOCK -- 0.1%
DIVERSIFIED FINANCIAL SERVICES -- 0.1%
Federal National Mortgage Assoc. 8.250%                                                              208,000       $ 5,002,400
   (Cost $5,200,000)
                                                                                                               ---------------
CONVERTIBLE PREFERRED STOCK -- 0.2%
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
Bank of America Corp. 7.250%, due 12/31/49                                                             8,500         8,780,500
   (Cost $8,500,000)
                                                                                                               ---------------
PURCHASED OPTIONS -- 0.8%
Option on FNMA TBA Puts, expires 05/21/08                                                        457,000,000            12,339
Option on Interest Rate Swaps Calls, expires 08/03/09                                            475,600,000         6,610,455
Option on Interest Rate Swaps Calls, expires 09/26/08                                            190,100,000         7,792,332
Option on Interest Rate Swaps Calls, expires 09/26/08                                            169,700,000         6,956,122
Option on Interest Rate Swaps Calls, expires 12/19/08                                             87,000,000         2,747,819
OTC Eurodollar Calls, expires 05/21/10                                                             4,500,000           806,488
OTC Eurodollar Calls, expires 05/21/10                                                             4,000,000           716,916
OTC Eurodollar Calls, expires 05/21/10                                                             4,000,000           716,879
OTC Eurodollar Calls, expires 06/03/10                                                             9,300,000         1,664,935
OTC Eurodollar Puts, expires 05/21/08                                                             10,400,000            11,751
OTC Eurodollar Puts, expires 05/21/08                                                              9,000,000            10,170
OTC Eurodollar Puts, expires 05/21/08                                                              5,000,000             5,650
OTC Eurodollar Puts, expires 05/21/08                                                              4,000,000             4,520
OTC Eurodollar Puts, expires 05/21/08                                                              3,200,000             3,616
OTC Eurodollar Puts, expires 05/21/10                                                              4,500,000           151,256
OTC Eurodollar Puts, expires 05/21/10                                                              4,000,000           134,450
OTC Eurodollar Puts, expires 05/21/10                                                              4,000,000           134,450
OTC Eurodollar Puts, expires 06/03/10                                                              9,300,000           315,315
OTC Japanese Yen Calls, expires 03/17/10                                                          30,000,000           611,520
OTC Japanese Yen Calls, expires 06/03/10                                                           5,400,000           544,855
OTC Japanese Yen Calls, expires 06/03/10                                                          23,600,000           289,643
OTC Japanese Yen Puts, expires 06/03/10                                                           23,600,000         2,988,539
OTC Japanese Yen Puts, expires 06/03/10                                                            5,400,000           617,214
OTC Japanese Yen Puts, expires 3/17/10                                                            30,000,000         2,780,730
U.S. Treasury Bond Future Calls, expires 04/25/08                                                    435,000             6,797
U.S. Treasury Note 10 Year Future Calls, expires 05/23/08                                          2,546,000            39,781
U.S. Treasury Note 10 Year Future Calls, expires 05/23/08                                          1,014,000            15,844
U.S. Treasury Note 10 Year Future Puts, expires 05/23/08                                           3,535,000            55,234
U.S. Treasury Note 10 Year Future Puts, expires 05/23/08                                           2,500,000            39,062
U.S. Treasury Note 10 Year Future Puts, expires 05/23/08                                           1,036,000            16,187
U.S. Treasury Note 10 Year Future Puts, expires 05/23/08                                             250,000             3,906
U.S. Treasury Note 2 Year Future Calls, expires 04/25/08                                           1,432,000            11,170
U.S. Treasury Note 5 Year Future Calls, expires 05/23/08                                          10,124,000            79,099
U.S. Treasury Note 5 Year Future Calls, expires 05/23/08                                           3,385,000            26,447
U.S. Treasury Note 5 Year Future Calls, expires 05/23/08                                           1,700,000            13,282
                                                                                                               ---------------
Total Purchased Options
   (Cost $16,934,179)                                                                                               36,934,773
                                                                                                               ---------------
SHORT-TERM INVESTMENTS -- 3.6%
COMMERCIAL PAPER  -- 1.1%
Nordea Bank Finland Plc 3.082%, due 12/01/08  (a)                                             $   38,100,000        38,093,175
UBS AG 2.940%, due 06/05/08                                                                       11,800,000        11,737,362
                                                                                                               ---------------
                                                                                                                    49,830,537
                                                                                                               ---------------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                                   PAR
SECURITY DESCRIPTION                                                                              AMOUNT           VALUE
--------------------                                                                          --------------   ---------------
REPURCHASE AGREEMENTS  -- 2.5%
Deutsche Bank AG, Repurchase Agreement, dated 03/31/08 at 1.200% to be repurchased at
   $105,503,517 on 04/01/08 collateralized by $88,035,000 U.S. Treasury Bond 2.375% due
   01/15/25 with a value of $107,710,780.                                                     $  116,500,000   $   116,500,000
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/08 at 0.900% to be repurchased at  $3,554,089 on 04/01/08 collateralized by $3,365,000 FNMA at 5.250%
   due 08/01/12 with a value of $3,629,994.                                                        3,554,000         3,554,000
                                                                                                               ---------------
                                                                                                                   120,054,000
                                                                                                               ---------------
Total Short-Term Investments
   (Cost $169,884,537)                                                                                             169,884,537
                                                                                                               ---------------
TOTAL INVESTMENTS -- 151.4% (Cost $7,061,132,636#)                                                               7,092,396,469
                                                                                                               ---------------
Other Assets and Liabilities (net) -- (51.4)%                                                                   (2,408,283,951)
                                                                                                               ---------------
TOTAL NET ASSETS -- 100.0%                                                                                     $ 4,684,112,518
                                                                                                               ===============

PORTFOLIO FOOTNOTES:

*    Non-income producing security

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $112,345,403 and $81,081,570 respectively, resulting in a net unrealized appreciation of $31,263,833.

(a) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $345,458,328 of net assets.

(c) Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(d) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $30,760,529 of net assets.

(e)  Par shown in Euro Currency. Value is shown in USD.

(f)  Par shown in Pound Sterling. Value is shown in USD.

(g)  Par shown in Brazilian Real. Value is shown in USD.

(h)  Par shown in Danish Krone. Value is shown in USD.

(i)  This security is traded on a "to-be-announced" basis.

AMBAC - Ambac Indemnity Corporation
FGIC - Financial Guaranty Insurance Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.

The following table summarizes the credit composition of the portfolio holdings of the PIMCO Total Return Portfolio at March 31, 2008 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                          PERCENT OF
                                           PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY   (Unaudited)
----------------------------------------------------
AAA/Government/Government Agency             80.08%
AA                                            6.76
A                                             6.99
BBB                                           5.21
BB                                            0.26
B                                              0.7
                                            ------
TOTAL:                                      100.00%
                                            ======

FAS 157 VALUATION DISCLOSURE

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                Investments In   Other Financial
VALUATION INPUTS                                  Securities       Instruments*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $  726,861,648    $ 93,127,201
Level 2 - Other Significant Observable Inputs    6,339,970,313      16,682,921
Level 3 - Significant Unobservable Inputs           25,564,508       4,479,000
                                                --------------   ---------------
TOTAL                                           $7,092,396,469    $114,289,122

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      Investments In   Other Financial
                                                        Securities       Instruments
                                                      --------------   ---------------
BALANCE AS OF DECEMBER 31, 2007                        $22,637,620        $3,727,900
   Accrued discounts/premiums                                    0                 0
   Realized Gain (Loss)                                      8,040                 0
   Change in unrealized appreciation (depreciation)       (399,071)          751,100
   Net Purchases (Sales)                                 3,317,919                 0
   Transfers In (Out) of Level 3                                 0                 0
                                                      --------------   ---------------
BALANCE AS OF MARCH 31, 2008                           $25,564,508        $4,479,000

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.


                                                   STRIKE    NUMBER OF
WRITTEN CALL OPTIONS                  EXPIRATION    PRICE    CONTRACTS         VALUE
---------------------------------------------------------------------------------------
Options on Interest Rate Swaps         9/26/2008   $ 4.95    (82,700,000)  $ (5,582,730)
Options on Interest Rate Swaps         9/26/2008     4.95    (73,800,000)    (4,981,929)
Options on Interest Rate Swaps          8/3/2009     4.30   (206,800,000)    (7,084,228)
ECAL USD Option                        3/17/2010   104.00    (10,800,000)      (193,136)
                                                                           ------------
(Written Option Premium $7,033,216)                                        $(17,842,023)
                                                                           ============

                                                              NUMBER OF
WRITTEN PUT OPTIONS                   EXPIRATION   PRICE      CONTRACTS       VALUE
---------------------------------------------------------------------------------------
Options on Interest Rate Swaps         3/16/2009   $ 5.40   (145,200,000)  $  (504,929)
Options on Interest Rate Swaps         3/16/2009     5.40   (145,200,000)     (504,929)
OTC EPUT Option                        3/17/2010   104.00    (10,800,000)     (973,771)
U.S. Treasury Note 10 Year Futures     5/23/2008   114.00         (1,471)     (321,781)
                                                                           ------------
(Written Option Premium $5,335,410)                                        $(2,305,410)
                                                                           ============

Securities Sold Short                 Interest Rate    Maturity       Proceeds           Value
--------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.          6.50%              TBA   $    1,026,250   $    1,035,781
Federal National Mortgage Assoc.          5.00%              TBA       38,561,250       38,597,832
Federal National Mortgage Assoc.          5.50%              TBA      116,737,813      118,115,127
Government National Mortgage Assoc.       6.50%              TBA      284,960,000      284,831,494
U.S. Treasury Notes                       4.00%        9/30/2009       68,096,764       68,449,260
U.S. Treasury Notes                       3.63%       10/31/2009      228,043,027      228,560,962
U.S. Treasury Notes                       2.13%        1/31/2010       76,949,493       77,444,316
U.S. Treasury Notes                       2.00%        2/28/2010       47,532,138       47.486,408
U.S. Treasury Notes                       4.88%        2/15/2012       81,350,892       81,840,041
U.S. Treasury Notes                       4.13%        8/31/2012       88,036,262       92,772,086
U.S. Treasury Notes                       4.75%        5/15/2014       24,421,124       25,614,386
U.S. Treasury Notes                       4.25%       11/15/2014      184,513,084      182,997,592
U.S. Treasury Notes                       4.63%        2/15/2017      129,412,918      145,704,726
U.S. Treasury Notes                       4.50%        5/15/2017      184,468,386      198,643,498
U.S. Treasury Notes                       4.75%        8/15/2017      364,342,575      378,192,535
U.S. Treasury Notes                       4.25%       11/15/2017      151,821,204      157,403,023
U.S. Treasury Notes                       3.50%        2/15/2018        3,814,484        3,824,939
U.S. Treasury Bonds                       4.75%        2/15/2037      275,718,141      274,463,895
U.S. Treasury Bonds                       4.38%        2/15/2038       14,593,875       14,991,941
                                                                   --------------   --------------
                                                                   $2,364,399,680   $2,420,969,842
                                                                   ==============   ==============

                                                                             ACQUISITION
                                                                              COST AS A                     VALUE AS A
ILLIQUID AND                                    ACQUISITION   ACQUISITION   PERCENTAGE OF                 PERCENTAGE OF
RESTRICTED SECURITIES                              DATES         COST         NET ASSETS      VALUE         NET ASSETS
------------------------------------------------------------------------------------------------------------------------
AES Corp.                                         01/24/07    $ 5,607,560       0.12%       $ 5,320,000        0.11%
Bear Stearns Structured Products, Inc.            08/27/07      9,101,979       0.19          8,713,294        0.19
Countrywide Alternative Loan Trust                03/06/06         95,158       0.00            520,079        0.01
First Data Corp.                                  02/07/08         58,805       0.00             62,219        0.00
First Horizon Alternative Mortgage Securities     03/02/06        408,938       0.01          4,223,314        0.09
Morgan Stanley Equity Index-Linked                06/01/07     12,000,000       0.26         11,921,623        0.25
                                                              -----------       ----        -----------        ----
                                                              $27,272,440       0.58%       $30,760,529        3.20%
                                                              ===========       ====        ===========        ====

The futures contracts outstanding as of March 31, 2008 and the description and unrealized appreciation or depreciation were as follows:

                                                                                                            UNREALIZED
                                                                          NUMBER OF                        APPRECIATION/
DESCRIPTION                                      DATE                     CONTRACTS     NOTIONAL VALUE    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
EuroDollar Futures                               June 2008 - Long               80     $    19,546,000     $    415,000
EuroDollar Futures                               March 2009 - Long              76          18,584,850          294,500
Germany Federal Republic Bonds 10 Year Futures   June 2008 - Long               45           8,248,008          (53,842)
LIBOR Futures                                    June 2008 - Long            1,944         456,216,953          717,776
LIBOR Futures                                    September 2008 - Long       1,783         419,827,520        1,408,226
LIBOR Futures                                    December 2008 - Long        1,087         256,728,828        1,365,363
LIBOR Futures                                    June 2009 - Long              180          42,653,319          575,859
LIBOR Futures                                    September 2009 - Long         870         206,146,913        2,180,878
Sterling Futures                                 March 2009 - Long             870         205,974,170        2,276,184
U.S. Treasury Bond Futures                       June 2008 - Long            2,959         351,519,968          770,781
U.S. Treasury Note 10 Year Futures               June 2008 - Long           12,872       1,531,164,625       28,182,704
Euro Schatz Futures                              June 2008 - Short          (4,195)       (692,823,273)       4,813,147
EuroDollar Futures                               March 2009 - Short            (76)        (18,584,850)        (377,975)
EuroDollar Futures                               September 2008 - Short       (105)        (25,700,063)         (84,000)
Germany Federal Republic Bonds 5 Year Futures    June 2008 - Short          (1,345)       (234,631,209)       2,540,824
U.S. Treasury Note 5 Year Futures                June 2008 - Short         (10,064)     (1,149,654,750)     (12,844,831)
U.S. Treasury Note 2 Year Futures                June 2008 - Short          (1,826)       (391,962,313)        (386,407)
United Kingdom Treasury Bonds Future             June 2008 - Short            (255)        (56,352,864)        (729,094)
                                                                                                           ------------
                                                                                                           $ 31,065,093
                                                                                                           ============

FORWARD FOREIGN CURRENCY CONTRACTS TO BUY:

                                                                     NET UNREALIZED
                                           VALUE AT    IN EXCHANGE    APPRECIATION/
SETTLEMENT DATE   CONTRACTS TO DELIVER    03/31/2008    FOR U.S. $   (DEPRECIATION)
-----------------------------------------------------------------------------------
   04/24/2008          6,995,037   AUD   $ 6,367,841   $ 6,334,706     $    33,135
   05/01/2008          6,995,037   AUD     6,362,211     6,324,213          37,998
   05/08/2008          6,995,037   AUD     6,355,895     6,325,402          30,493
   07/02/2008         14,285,471   BRL     8,038,416     7,112,507         925,909
   07/02/2008          8,558,550   BRL     4,815,885     4,550,000         265,885
   07/02/2008            116,421   BRL        65,510        62,676           2,834
   07/02/2008         18,426,555   BRL    10,368,599    10,323,000          45,599
   07/02/2008         16,824,486   BRL     9,467,116     9,444,000          23,116
   07/02/2008          5,800,000   BRL     3,263,652     3,225,806          37,846
   07/02/2008          6,361,696   BRL     3,579,718     3,392,000         187,718
   12/02/2008         65,395,553   BRL    35,494,296    34,108,148       1,386,148
   12/10/2008        538,600,000   CLP     1,217,700     1,111,318         106,382
   07/02/2008        115,577,333   CNY    16,966,227    15,945,000       1,021,227
   07/02/2008        115,522,252   CNY    16,958,142    15,944,000       1,014,142
   10/10/2008            206,160   CNY        31,187        30,000           1,187
   10/10/2008            185,011   CNY        27,987        26,981           1,006
   04/28/2008            889,000   EUR     1,403,579     1,397,686           5,893
   04/28/2008          6,386,000   EUR    10,082,403    10,076,789           5,614
   04/28/2008          6,386,000   EUR    10,082,403    10,087,581          (5,178)
   05/12/2008         11,966,061   INR       297,806       284,297          13,509
   05/12/2008         14,209,845   INR       353,648       338,249          15,399
   05/12/2008      2,144,800,000   JPY    21,535,156    21,095,702         439,454
   05/30/2008            183,264   KRW           185           199             (14)
   05/30/2008        318,387,736   KRW       321,765       344,762         (22,997)
   05/30/2008      1,129,625,234   KRW     1,141,608     1,211,524         (69,916)
   05/30/2008      1,125,300,766   KRW     1,137,238     1,205,980         (68,742)
   08/04/2008        733,392,000   KRW       741,467       792,000         (50,533)
   08/04/2008        902,731,723   KRW       912,671       976,454         (63,783)
   08/04/2008        448,363,491   KRW       453,300       486,770         (33,470)
   08/04/2008      6,500,241,000   KRW     6,571,809     7,080,872        (509,063)
   08/04/2008     10,033,266,880   KRW    10,143,734    10,556,000        (412,266)
   08/04/2008      8,972,458,550   KRW     9,071,246     9,468,614        (397,368)
   07/10/2008         17,681,490   MXN     1,642,246     1,578,000          64,246
   07/10/2008         44,069,856   MXN     4,093,181     3,932,000         161,181
   07/10/2008         44,091,482   MXN     4,095,189     3,932,000         163,189
   07/10/2008         44,095,414   MXN     4,095,554     3,932,000         163,554
   07/10/2008        116,246,806   MXN    10,796,930    10,658,000         138,930
   07/10/2008        122,519,028   MXN    11,379,491    11,129,999         249,492
   07/10/2008          1,034,106   MXN        96,047        95,921             126
   07/10/2008            946,143   MXN        87,877        87,836              41
   07/10/2008            988,145   MXN        91,778        91,711              67
   05/12/2008         37,458,819   MYR    11,723,896    11,346,000         377,896
   08/04/2008          8,440,432   MYR     2,637,664     2,486,502         151,162
   07/10/2008          2,373,693   PLN     1,056,176       863,770         192,406
   07/10/2008         38,151,664   PLN    16,975,604    15,676,404       1,299,200
   07/10/2008          5,414,293   RUB       228,752       213,847          14,905
   07/10/2008        128,396,070   RUB     5,424,700     5,086,000         338,700
   07/10/2008        308,190,025   RUB    13,020,946    12,155,000         865,946
   07/10/2008         22,863,707   RUB       965,985       906,750          59,235
   07/10/2008        213,483,240   RUB     9,019,610     8,502,768         516,842
   11/05/2008         11,712,000   RUB       488,802       470,220          18,582
   11/19/2008        518,606,070   RUB    21,604,268    21,017,470         586,798
   05/22/2008          2,739,000   SGD     1,990,851     1,829,659         161,192
   05/22/2008            679,494   SGD       493,892       454,116          39,776
   05/22/2008            677,771   SGD       492,640       453,237          39,403
   05/22/2008            365,252   SGD       265,484       245,861          19,623
   05/22/2008          6,800,206   SGD     4,942,752     4,661,187         281,565
   05/22/2008          5,212,993   SGD     3,789,081     3,562,735         226,346
   11/21/2008          4,434,638   SGD     3,236,911     3,157,000          79,911
   11/21/2008          4,547,776   SGD     3,319,493     3,236,045          83,448
   09/04/2008         21,745,291   TWD       718,734       723,878          (5,144)
                                                                       -----------
                                                                       $10,255,782
                                                                       ===========

FORWARD FOREIGN CURRENCY CONTRACTS TO SELL:

                                                                     NET UNREALIZED
                                           VALUE AT    IN EXCHANGE    APPRECIATION/
SETTLEMENT DATE   CONTRACTS TO DELIVER    03/31/2008    FOR U.S. $    (DEPRECIATION)
---------------   --------------------   -----------   -----------   --------------
   07/02/2008         16,209,335   BRL   $ 9,120,971   $ 8,278,516     $  (842,455)
   07/02/2008         26,459,543   BRL    14,888,750    14,248,542        (640,208)
   07/02/2008         10,740,126   BRL     6,043,455     5,813,329        (230,126)
   07/02/2008          5,863,300   BRL     3,299,271     3,400,000         100,729
   07/02/2008         11,713,000   BRL     6,590,890     6,800,000         209,110
   07/02/2008          5,926,200   BRL     3,334,665     3,400,000          65,335
   07/02/2008          8,712,500   BRL     4,902,512     5,000,000          97,488
   07/02/2008          7,451,040   BRL     4,192,691     4,300,000         107,309
   07/02/2008         13,364,600   BRL     7,520,243     7,600,000          79,757
   07/02/2008         14,951,500   BRL     8,413,190     8,500,000          86,810
   07/02/2008          1,586,250   BRL       892,581       900,000           7,419
   12/02/2008          2,879,200   BRL     1,562,723     1,600,000          37,277
   12/02/2008         18,000,000   BRL     9,769,737    10,000,000         230,263
   12/02/2008          1,435,600   BRL       779,191       800,000          20,809
   12/02/2008          2,513,700   BRL     1,364,344     1,400,000          35,656
   12/02/2008          4,385,500   BRL     2,380,288     2,450,000          69,712
   12/02/2008          9,946,840   BRL     5,398,778     5,560,000         161,222
   12/02/2008          7,509,150   BRL     4,075,690     4,100,000          24,310
   12/02/2008          3,513,024   BRL     1,906,740     1,926,000          19,260
   12/02/2008          4,898,014   BRL     2,658,461     2,689,000          30,539
   12/02/2008          8,027,800   BRL     4,357,194     4,400,000          42,806
   04/17/2008          1,144,000   CAD     1,113,071     1,148,641          35,570
   07/02/2008         40,498,260   CNY     5,944,960     5,708,000        (236,960)
   07/02/2008         80,711,120   CNY    11,848,026    11,416,000        (432,026)
   07/02/2008         36,495,860   CNY     5,357,426     5,156,239        (201,187)
   07/02/2008         67,653,337   CNY     9,931,202     9,550,160        (381,042)
   07/02/2008          5,741,008   CNY       842,754       811,221         (31,533)
   10/10/2008            391,171   CNY        59,175        56,462          (2,713)
   06/09/2008        161,893,000   DKK    34,195,852    32,909,764      (1,286,088)
   04/28/2008         52,468,000   EUR    82,838,006    81,745,144      (1,092,862)
   04/28/2008          6,386,000   EUR    10,082,403    10,061,015         (21,388)
   04/17/2008         77,795,000   GBP   154,276,060   153,800,715        (475,345)
   05/12/2008        413,325,483   JPY     4,150,051     4,190,000          39,949
   05/12/2008        413,706,773   JPY     4,153,879     4,190,000          36,121
   05/12/2008        830,999,862   JPY     8,343,767     8,382,000          38,233
   05/12/2008        831,095,998   JPY     8,344,732     8,381,000          36,268
   05/12/2008      1,658,801,044   JPY    16,655,417    16,762,000         106,583
   05/12/2008        827,009,423   JPY     8,303,701     8,381,000          77,299
   04/24/2008          4,936,000   NZD     3,864,141     3,936,460          72,319
   07/10/2008        145,436,590   RUB     6,144,657     5,842,000        (302,657)
                                                                       -----------
                                                                       $(4,308,437)
                                                                       ===========

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
CNY - China Yuan Renminbi
DKK - Danish Krone
EUR - Euro Dollar
GBP - British Pound
INR - Indian Rupee
JPY - Japenese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NZD - New Zealand Dollar
PLN - Polish Zloty
RUB - Russian Ruble
SGD - Singapore Dollar
TWD - Taiwan Dollar

Open swap agreements at March 31, 2008 were as follows:

                        Expiration
Notional Amount            Date                     Description                     Value
---------------         ----------   -----------------------------------------   ----------
   14,100,000     USD    9/20/2008   Agreement with Bank of America, N.A.        $  (80,948)
                                     dated 07/13/2007 to receive quarterly
                                     the notional amount multiplied by 0.17%
                                     and to pay par in the events of default
                                     of The Goldman Sachs Group, Inc.

   14,000,000     USD    9/20/2008   Agreement with Bank of America, N.A.          (129,975)
                                     dated 07/13/2007 to receive quarterly
                                     the notional amount multiplied by 0.19%
                                     and to pay par in the events of default
                                     of Morgan Stanley.

      300,000     USD   12/20/2008   Agreement with J.P. Morgan Chase Bank            3,954
                                     dated 02/12/2004 to pay quarterly the
                                     notional amount multiplied by 1.35% and
                                     to receive par in the event of default
                                     of Capital One Financing Corporation
                                     8.750% due 2/1/2007.

    1,200,000     USD   12/20/2008   Agreement with Lehman Brothers dated            (7,883)
                                     10/14/2003 to pay quarterly the notional
                                     amount multiplied by 0.97% and to
                                     receive par in the event of default of
                                     Goodrich Corporation 7.625% due
                                     12/15/2012.

    1,200,000     USD   12/20/2008   Agreement with Lehman Brothers dated            (3,400)
                                     10/14/2003 to pay quarterly the notional
                                     amount multiplied by 0.53% and to
                                     receive par in the event of default of
                                     Lockheed Martin Corporation 8.20% due
                                     12/1/2009.

    1,200,000     USD   12/20/2008   Agreement with Lehman Brothers dated            (3,263)
                                     10/14/2003 to pay quarterly the notional
                                     amount multiplied by 0.48% and to
                                     receive par n the event of default of
                                     Northrop Grumman Corporation 7.125% due
                                     02/15/2011.

    5,000,000     USD   12/20/2008   Agreement with Lehman Brothers dated           (12,251)
                                     12/14/2006 to receive the notional
                                     amount multiplied by 0.31% and to pay
                                     par in the event of default of
                                     underlying sovereign entities of Russian
                                     Federation.

    5,000,000     USD   12/20/2008   Agreement with Lehman Brothers dated            (4,007)
                                     12/06/2006 to pay the semi-notional
                                     amount multiplied by 0.29% and to
                                     received par in the event of default of
                                     Petroleos Mexicanos 9.500% due 9/15/2027.

    7,000,000     USD   12/20/2008   Agreement with Lehman Brothers dated           (28,878)
                                     12/18/2006 to receive the notional
                                     amount multiplied by 0.40% and to pay
                                     par the event of default of underlying
                                     sovereign entities of Republic of
                                     Indonesia.

    5,300,000     USD   12/20/2008   Agreement with Lehman Brothers dated            (6,188)
                                     12/14/2006 to receive the notional
                                     amount multiplied by 0.32% and to pay
                                     par in the event of underlying sovereign
                                     entities of Republic of Peru.

                        Expiration
Notional Amount            Date                     Description                     Value
---------------         ----------   -----------------------------------------   ----------
   36,500,000     USD    1/16/2009   Interest Rate Swap Agreement with           $  511,437
                                     Merrill Lynch Capital Services, Inc.,
                                     dated 01/17/2008 to receive
                                     semi-annually the notional amount
                                     multiplied by 5.00% and to pay
                                     semi-annually the notional amount
                                     multiplied by USD-CMM30-FNMA Rate.

   24,300,000     USD    1/23/2009   Interest Rate Swap Agreement with            1,530,320
                                     Merrill Lynch Capital Services, Inc.,
                                     dated 01/23/2008 to receive
                                     semi-annually the notional amount
                                     multiplied by 4.50% and to pay
                                     semi-annually the notional amount
                                     multiplied by USD-CMM30-FNMA Rate.

    5,600,000     USD    2/20/2009   Interest Rate Swap Agreement with               81,026
                                     Merrill Lynch Capital Services, Inc.,
                                     dated 02/20/2008 to receive
                                     semi-annually the notional amount
                                     multiplied by 5.000% and to pay
                                     semi-annually the notional amount
                                     multiplied by USD-CMM30-FNMA Rate.

    4,000,000     USD    5/21/2009   Agreement with Morgan Stanley Capital         (125,179)
                                     Services, Inc., dated 03/06/2008 to pay
                                     semi-annually the notional amount
                                     multiplied by 1.660% and to receive par
                                     in event of default of underlying
                                     sovereign entities of Republic of
                                     Hungary 4.75% due 02/03/2015.

   70,900,000     USD    6/18/2010   Interest Rate Swap Agreement with            2,086,306
                                     Merrill Lynch Capital Services, Inc.,
                                     dated 12/12/2007 to receive
                                     semi-annually the notional amount
                                     multiplied by 4.00% and to pay
                                     semi-annually the notional amount
                                     multiplied by 3 month USD-LIBOR-BBA.

1,074,500,000     USD    6/18/2010   Interest Rate Swap Agreement with Morgan    31,618,280
                                     Stanley Capital Services, Inc., dated
                                     12/13/2007 to receive semi-annually the
                                     notional amount multiplied by 4.00% and
                                     to pay semi-annually the notional amount
                                     multiplied by 3 month USD-LIBOR-BBA.

    4,700,000     USD    6/20/2010   Agreement with Morgan Stanley Capital          906,705
                                     Services, Inc., dated 04/13/07 to
                                     receive 3 months the notional amount
                                     multiplied by 0.17% and to pay par in
                                     event of default of underlying sovereign
                                     entities of the Glitnir Banki HF.

    4,800,000     USD    6/20/2010   Agreement with Morgan Stanley Capital           50,511
                                     Services, Inc., dated 04/14/2005 to
                                     receive semi-annually the notional
                                     amount multiplied by 2.10% and to pay
                                     par in the event of default of
                                     underlying sovereign entities of the Dow
                                     Jones CDX Emerging Markets Index.

      500,000     USD    9/20/2010   Agreement with Merrill Lynch                   (65,159)
                                     International dated 07/27/2005 to
                                     receive quarterly the notional amount
                                     multiplied by 3.80% and to pay par in
                                     the event of default of Ford Motor
                                     Credit Co. 7.00% due 10/1/2013.

      300,000     USD    9/20/2010   Agreement with Lehman Brothers dated              (788)
                                     10/7/2005 to pay semi-annually the
                                     notional amount multiplied by 2.26% and
                                     to receive par in the event of default
                                     of Republic of Turkey 11.875% due
                                     01/15/2030.

      700,000     USD   10/20/2010   Agreement with Morgan Stanley Capital             (387)
                                     Services, Inc. dated 10/11/2005 to pay
                                     semi-annually the notional amount
                                     multiplied by 2.20% and to receive par
                                     in the event of default of Republic of
                                     Turkey 11.875% due 01/15/2030.

                        Expiration
Notional Amount            Date                     Description                     Value
---------------         ----------   -----------------------------------------    ---------
    1,000,000     USD   10/20/2010   Agreement with Lehman Brothers dated         $   1,635
                                     09/29/2005 to pay semi-annually the
                                     notional amount multiplied by 2.11% and
                                     to receive par in the event of default
                                     of Republic of Turkey 11.875% due
                                     01/15/2030.

    1,600,000     USD    3/20/2011   Agreement with Merrill Lynch                    11,969
                                     International., dated 06/11/2007 to pay
                                     quarterly the notional amount multiplied
                                     by 0.10% and to receive par in the event
                                     of default of entity of Progress Energy,
                                     Inc..

    5,000,000     USD    6/20/2011   Agreement with Merrill Lynch Capital           294,163
                                     Services, Inc., dated 11/30/2006 to pay
                                     the notional amount multiplied by 0.51%
                                     and to receive par in the event of
                                     default of Boston Scientific Corp.

    5,000,000     USD    6/20/2011   Agreement with Merrill Lynch Capital         1,276,959
                                     Services, Inc., dated 12/01/2006 to pay
                                     the notional amount multiplied by 1.29%
                                     and to receive notional amount in the
                                     event of default of GMAC LLC.

    4,200,000     USD    9/20/2011   Agreement with J.P. Morgan Chase Bank,         504,498
                                     dated 11/09/2006 to pay the notional
                                     amount multiplied by 0.46% and to
                                     receive notional amount in the event of
                                     default of Health Care Property
                                     Investors, Inc.

    2,000,000     USD    1/20/2012   Agreement with Lehman Brothers Specials        (47,399)
                                     Financing , Inc. dated 11/19/2007 to pay
                                     the notional amount multiplied by 0.39%
                                     and to receive the notional amount in
                                     the event of default of United Mexican
                                     States.

    5,000,000     USD    3/20/2012   Agreement with Bank of America, N.A.            96,774
                                     dated 09/28/2007 to pay the notional
                                     amount multiplied by 0.324% and to
                                     receive notional amount in the event of
                                     default of Wyeth.

    2,500,000     USD    3/20/2012   Agreement with Bank of America, N.A.           130,991
                                     dated 06/13/2007 to pay the notional
                                     amount multiplied by 0.09% and to
                                     receive notional amount in the event of
                                     default of Consumers Energy Company.

    8,300,000     USD    6/20/2012   Agreement with Bank of America, N.A.           (39,828)
                                     dated 04/27/2007 to pay the notional
                                     amount multiplied by 0.53% and to
                                     receive notional amount in the event of
                                     default of Globalsantafe Corporation.

    2,000,000     USD    6/20/2012   Agreement with J.P. Morgan Chase Bank          148,547
                                     dated 3/21/2007 to receive quarterly the
                                     notional amount multiplied by 0.43% and
                                     to pay par in the event of default of
                                     the International Paper Company 5.850%
                                     due 10/30/2012.

    4,000,000     USD    6/20/2012   Agreement with Morgan Stanley Capital          290,301
                                     Services, Inc. dated 03/21/2007 to pay
                                     the notional amount multiplied by 0.475%
                                     and to receive par in the event of
                                     default of International Paper Company.

                        Expiration
Notional Amount            Date                     Description                     Value
---------------         ----------   -----------------------------------------   ----------
   14,652,000     USD    6/20/2012   Agreement with Lehman Brothers Special      $1,513,305
                                     Financing, Inc., dated 09/20/2007 to
                                     receive the notional amount multiplied
                                     by 0.170% and to pay par in the event of
                                     default of underlying entity of
                                     CDX.NA.HY.8.

    2,782,231     USD    6/20/2012   Agreement with Merrill Lynch                    28,090
                                     International, dated 07/26/2007 to
                                     receive the notional amount multiplied
                                     by 1.085% and to pay par in the event of
                                     default of underlying entity of
                                     CDX.NA.HY.8..

    4,300,000     USD    9/20/2012   Agreement with Citibank, N.A.,New York         (89,922)
                                     dated 08/06/2007 to receive quarterly
                                     the notional amount multiplied by 0.92%
                                     and to pay par in the event of default
                                     of The Goldman Sachs Group, Inc.

    4,300,000     USD    9/20/2012   Agreement with Citibank, N.A., New            (294,274)
                                     York,, Inc. dated 06/07/2007 to receive
                                     the notional amount multiplied by 0.95%
                                     and to pay par in the event of default
                                     of Merrill Lynch & Co., Inc.

   19,000,000     USD    9/20/2012   Agreement with J.P. Morgan Chase Bank,        (474,481)
                                     dated 08/10/2007 to receive the notional
                                     amount multiplied by 0.82% and to pay
                                     par in the event of default of The
                                     Goldman Sachs Group, Inc..

   10,000,000     USD   12/20/2012   Agreement with J.P. Morgan Chase Bank,         169,123
                                     dated 09/14/2007 to pay quarterly the
                                     notional amount multiplied by 0.320% and
                                     to receive par in the event of default
                                     of The TJX Companies,Inc.

    2,900,000     USD   12/20/2012   Agreement with J.P. Morgan Chase Bank,         100,507
                                     dated 09/14/2007 to pay quarterly the
                                     notional amount multiplied by 0.285% and
                                     to receive notional amount in the event
                                     of default of Nordstrom, Inc.

    5,000,000     USD   12/20/2012   Agreement with J.P. Morgan Chase Bank,         150,669
                                     dated 09/14/2007 to pay the notional
                                     amount multiplied by 0.369% and to
                                     receive par in the event of default of
                                     Target Corporation.

   64,600,000     USD   12/20/2012   Agreement with Morgan Stanley Capital       (2,321,201)
                                     Services, Inc., dated 02/20/2008 to pay
                                     the notional amount multiplied by 0.600%
                                     and to receive notional amount in the
                                     event of underlying entity of
                                     CDX.NA.IG.9..

    5,000,000     USD   12/20/2012   Agreement with Merrill Lynch                    35,694
                                     International, dated 02/29/2008 to
                                     receive semi- annually the notional
                                     amount multiplied by 6.370% and to pay
                                     notional amount in the event of default
                                     of underlying entity of CDX.NA.HY.9.

   50,000,000     USD   12/20/2012   Agreement with Lehman Brothers Special       1,490,520
                                     Financial, Inc., dated 03/06/2008 to pay
                                     the notional amount multiplied by 1.750%
                                     and to receive the notional amount in
                                     the event of default of underlying
                                     entity of CDX.EM.8.

    2,500,000     USD    3/20/2013   Agreement with Morgan Stanley Capital           45,748
                                     Services, Inc. dated 11/01/2006 to pay
                                     the notional amount multiplied by 0.15%
                                     and to receive quarterly the notional
                                     amount in the underlying entity of Wyeth.

                        Expiration
Notional Amount            Date                     Description                     Value
---------------         ----------   ----------------------------------------   -----------
   10,000,000     USD    3/20/2013   Agreement with Morgan Stanley Capital      $   (40,296)
                                     Services, Inc. dated 03/03/2008 to pay
                                     quarterly the notional amount multiplied
                                     by 1.080% and to receive the notional
                                     amount in the event of default of JP
                                     Morgan Chase & Co.

   15,000,000     USD    3/20/2013   Agreement with Morgan Stanley Capital          (67,233)
                                     Services, Inc. dated 03/03/2008 to pay
                                     quarterly the notional amount multiplied
                                     by 1.090% and to receive the notional
                                     amount in the event of default of JP
                                     Morgan Chase & Co.

   45,800,000     USD    3/20/2013   Agreement with JP Morgan Chase Bank,           574,424
                                     N.A., dated 03/13/2008 to pay
                                     semi-annually the notional amount
                                     multiplied by 2.640% and to receive the
                                     notional amount in the event of
                                     underlying entity of Republic of Turkey.

   19,800,000     USD    3/20/2013   Interest Rate Swap Agreement with               45,017
                                     Merrill Lynch Capital Services, Inc.,
                                     dated 02/21/2008 to receive
                                     semi-annually the notional amount
                                     multiplied by 5.500% and to pay
                                     semi-annually the notional amount
                                     multiplied by USD-CMM30-FNMA Rate.

  238,300,000     USD    6/18/2013   Interest Rate Swap Agreement with J.P.       6,791,011
                                     Morgan Chase Bank, N.A., dated
                                     12/13/2007 to pay semi-annually the
                                     notional amount multiplied by 4.00% and
                                     to receive semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

   43,000,000     USD    6/18/2013   Interest Rate Swap Agreement with            1,225,403
                                     Merrill Lynch Capital Services, Inc.,
                                     dated 12/6/2007 to pay semi-annually the
                                     notional amount multiplied by 4.00% and
                                     to receive semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

  591,500,000     USD    6/18/2013   Interest Rate Swap Agreement with Morgan    16,856,413
                                     Stanley Capital Services, Inc., dated
                                     02/14/2008 to receive semi-annually the
                                     notional amount multiplied by 4.00% and
                                     to pay semi-annually the notional amount
                                     multiplied by 3 month USD-LIBOR-BBA.

  337,500,000     USD    6/18/2013   Interest Rate Swap Agreement with            9,617,987
                                     Citibank, N.A., dated 01/30/2008 to pay
                                     semi-annually the notional amount
                                     multiplied by 4.00% and to receive
                                     semi-annually the notional amount
                                     multiplied by 3 month USD-LIBOR-BBA.

   74,000,000     USD    3/18/2014   Interest Rate Swap Agreement with J.P.     (4,089,768)
                                     Morgan Chase Bank, N.A., dated
                                     09/14/2007 to pay semi-annually the
                                     notional amount multiplied by 5.00% and
                                     to receive semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

   53,700,000     USD    3/18/2014   Interest Rate Swap Agreement with           (2,967,845)
                                     Citibank, N.A. New York, dated
                                     09/19/2007 to pay semi-annually the
                                     notional amount multiplied by 5.00% and
                                     to receive semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

    5,750,000     USD    3/20/2014   Agreement with Bank of America, N.A.           154,111
                                     dated 09/24/2007 to pay quarterly the
                                     notional amount multiplied by 0.68% and
                                     to receive notional amount in the event
                                     of default of Liberty Mutual Group Inc.

    6,200,000     USD    6/20/2014   Agreement with Bank of America, N.A.           337,106
                                     dated 01/07/2008 to pay quarterly the
                                     notional amount multiplied by 1.03% and
                                     to receive par in the event of the
                                     underlying entity of R.R. Donnelley &
                                     Sons Company.

                        Expiration
Notional Amount            Date                     Description                     Value
---------------         ----------   -----------------------------------------    ---------
    8,500,000     USD    6/20/2014   Agreement with Morgan Stanley Capital        $  80,628
                                     Services, Inc., dated 01/29/2008 to pay
                                     quarterly the notional amount multiplied
                                     by 0.760% and to receive par in the
                                     events of default of Pearson PLC.

    5,000,000     USD    6/20/2014   Agreement with JP Morgan Chase Bank,            28,198
                                     N.A., dated 01/28/2008 to pay quarterly
                                     the notional amount multiplied by 0.830%
                                     and to receive notional amount in the
                                     event of default of Pearson PLC.

   10,000,000     USD    9/20/2014   Agreement with Morgan Stanley Capital          590,417
                                     Services, Inc. dated 09/26/2007 to pay
                                     quarterly the notional amount multiplied
                                     by 0.65% and to receive the notional
                                     amount in the underlying entity of
                                     Nisource Finance Corp.

    5,000,000     USD   12/20/2014   Agreement with Bank of America, N.A.           205,535
                                     dated 09/25/2007 to pay the notional
                                     amount multiplied by 0.630% and to
                                     receive par in the event of default of
                                     CAN Financial Corp.

  113,100,000     USD    6/18/2015   Agreement with Morgan Stanley Capital        8,669,806
                                     Services, Inc., dated 12/10/2007 to pay
                                     semi-annually the notional amount
                                     multiplied by 5.00% and to receive
                                     semi-annually the notional amount
                                     multiplied by 3 month USD-LIBOR-BBA.

    8,200,000     USD    6/18/2015   Agreement with Bank of America, N.A.,          628,580
                                     dated 12/10/2007 to pay semi-annually
                                     the notional amount multiplied by 5.00%
                                     and to receive semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

    5,000,000     USD   12/20/2015   Agreement with Bank of America, N.A.           204,679
                                     dated 09/21/2007 to pay quarterly the
                                     notional amount multiplied by 0.66% and
                                     to receive notional amount in the event
                                     of default of Quest Diagnostic
                                     Incorporated.

    5,000,000     USD    3/20/2016   Agreement with Lehman Brothers Special         (57,506)
                                     Financing, Inc., dated 01/24/2008 to pay
                                     quarterly the notional amount multiplied
                                     by 1.750% and to receive notional amount
                                     in the event of default of The Home
                                     Depot, Inc.

    5,000,000     USD    3/20/2016   Agreement with Citibank, N.A., New York,        69,260
                                     dated 03/17/2008 to pay quarterly the
                                     notional amount multiplied by 1.070% and
                                     to receive pay amount in the event of
                                     default of GATX Corporation.

   10,000,000     USD    6/20/2016   Agreement with Morgan Stanley Capital          563,570
                                     Services, Inc., dated 11/30/2007 to
                                     receive quarterly the notional amount
                                     multiplied by 0.97% and to pay par in
                                     the events of default of Viacom, Inc.

    6,500,000     USD    6/20/2016   Agreement with Lehman Brothers Special         706,928
                                     Financing, Inc., dated 01/15/2008 to
                                     receive quarterly the notional amount
                                     multiplied by 0.86% and to pay par in
                                     the events of default of underlying
                                     entity of International Paper Company.

    5,000,000     USD    6/20/2016   Agreement with Lehman Brothers Special         189,963
                                     Financing, Inc., dated 01/18/2008 to pay
                                     quarterly the notional amount multiplied
                                     by 1.250% and to receive par in the
                                     events of default of Viacom Inc.

                        Expiration
Notional Amount            Date                     Description                     Value
---------------         ----------   -----------------------------------------   ----------
    5,000,000     USD    6/20/2016   Agreement with Citibank, N.A., New York,    $    34,127
                                     dated 02/06//2008 to pay quarterly the
                                     notional amount multiplied by 0.940% and
                                     to receive par in the events of default
                                     of Omnicom Group, Inc.

    3,900,000     USD   12/20/2016   Agreement with Lehman Brothers Specials         362,549
                                     Financing , Inc. dated 11/01/2006 to pay
                                     the notional amount multiplied by 0.34%
                                     and to receive par in the event of
                                     default of Morgan Stanley.

   11,250,000     USD   12/20/2016   Agreement with Bank of America, N.A.          2,722,292
                                     dated 09/21/2007 to pay quarterly the
                                     notional amount multiplied by 0.966% and
                                     to receive notional amount in the
                                     underlying entity of Sprint Nextel
                                     Corporation.

    6,500,000     USD   12/20/2016   Agreement with JP Morgan Chase Bank,            486,364
                                     N.A., dated 11/09/2007 to receive
                                     quarterly the notional amount multiplied
                                     by 0.83% and to pay par in the events of
                                     default of Time Warner, Inc.

   10,000,000     USD   12/20/2016   Agreement with Bank of America, N.A.,           304,541
                                     dated 01/16/2008 to pay quarterly the
                                     notional amount multiplied by 0.795% and
                                     to receive par in the events of default
                                     of underlying entity of The Western Union
                                     Company.

   72,000,000     USD    6/20/2017   Interest Rate Swap Agreement with Bank of    (5,664,830)
                                     America N.A., dated 12/07/2006 to pay
                                     semi-annually the notional amount
                                     multiplied by 5.00% and to receive the
                                     notional amount multiplied by 3 month
                                     USD-LIBOR-BBA.

   20,000,000     USD    6/20/2017   Agreement with Morgan Stanley Capital         1,058,364
                                     Services Inc dated 06/08/07 to pay the
                                     notional amount multiplied by 0.97% and
                                     to receive notional amount in the
                                     underlying entity of Weyerhaeuser
                                     Company.

   13,000,000     USD    6/20/2017   Agreement with Morgan Stanley Capital           669,400
                                     Services Inc dated 06/08/07 to pay the
                                     notional amount multiplied by 0.99% and
                                     to receive notional amount in the
                                     underlying entity of Weyerhaeuser
                                     Company.

    4,800,000     USD    6/20/2017   Agreement with Lehman Brothers Specials        (313,716)
                                     Financing , Inc. dated 04/13/2007 to pay
                                     the notional amount multiplied by 1.25%
                                     and to receive the notional amount in the
                                     event of default of Reynolds American
                                     Inc.

    9,700,000     USD    6/20/2017   Agreement with J.P. Morgan Chase Bank,        1,592,355
                                     Inc. dated 04/12/2007 to pay the notional
                                     amount multiplied by 0.95% and to receive
                                     the notional amount in the event of Liz
                                     Claiborne, Inc.

    5,400,000     USD    6/20/2017   Agreement with Citibank, N.A., New York,         74,378
                                     dated 05/01/2007 to receive 3 months the
                                     notional amount multiplied by 0.47% and
                                     to pay par in event of default of
                                     underlying bond(s) of the Diamond
                                     Offshore Drilling, INC.

    5,000,000     USD    6/20/2017   Agreement with Bank of America, N.A.            358,734
                                     dated 11/06/2007 to receive quarterly the
                                     notional amount multiplied by 0.595% and
                                     to pay par in the events of default of
                                     underlying entity of Centurytel, Inc.

                        Expiration
Notional Amount            Date                     Description                     Value
---------------         ----------   -----------------------------------------   ----------
    8,500,000     USD    9/20/2017   Agreement with Bank of America, N.A.        $   430,329
                                     dated 09/25/07 to pay the notional amount
                                     multiplied by 0.423% and to receive
                                     quarterly the notional amount in the
                                     event of default of the underlying entity
                                     of Rohm & Haas Holdings.

   10,000,000     USD    9/20/2017   Agreement with Bank of America, N.A.            755,974
                                     dated 12/13/2007 to receive quarterly the
                                     notional amount multiplied by 2.29% and
                                     to pay par in the events of default of
                                     underlying entity of Limited Brands, Inc.

    5,000,000     USD    9/20/2017   Agreement with Morgan Stanley Capital           109,485
                                     Services, Inc., dated 01/22/2008 to pay
                                     quarterly the notional amount multiplied
                                     by 3.113% and to receive par in the
                                     events of default of underlying entity of
                                     Limited Brands, Inc.

    7,500,000     USD    9/20/2017   Agreement with Citibank, N.A. New York,         338,706
                                     dated 01/16/2008 to pay quarterly the
                                     notional amount multiplied by 1.170% and
                                     to receive par in the events of default
                                     of underlying entity of Nisource Finance
                                     Corp.

    5,000,000     USD   12/20/2017   Agreement with Bank of America, N.A.             53,911
                                     dated 11/14/2007 to receive quarterly the
                                     notional amount multiplied by 0.50% and
                                     to pay par in the events of default of
                                     Covidien Ltd.

    7,000,000     USD   12/20/2017   Agreement with Lehman Brothers Special          257,599
                                     Financing, Inc. dated 12/14/2007 to
                                     receive quarterly the notional amount
                                     multiplied by 0.57% and to pay par in the
                                     events of default of J.P. Morgan Chase &
                                     Co.

    8,000,000     USD   12/20/2017   Agreement with Morgan Stanley Capital           306,796
                                     Services, Inc., dated 12/13/2007 to
                                     receive quarterly the notional amount
                                     multiplied by 0.55% and to pay par in the
                                     events of default of underlying entity of
                                     Morgan Stanley Capital Services, Inc.

    7,500,000     USD    3/20/2018   Agreement with Bank of America, N.A.,         1,510,315
                                     dated 10/26/2007 to receive quarterly the
                                     notional amount multiplied by 1.227% and
                                     to pay par in the events of default of
                                     Health Care Property Investors, Inc.

   10,000,000     USD    3/20/2018   Agreement with Bank of America, N.A.,            75,870
                                     dated 01/09/2008 to pay quarterly the
                                     notional amount multiplied by 1.834% and
                                     to receive par in the events of default
                                     of Con-Way Inc.

    5,000,000     USD    3/20/2018   Agreement with Morgan Stanley Capital            18,243
                                     Services, Inc., dated 01/14/2008 to pay
                                     quarterly the notional amount multiplied
                                     by 1.20% and to receive par in the events
                                     of default of Target Corporation.

    5,000,000     USD    3/20/2018   Agreement with Lehman Brothers Special           99,641
                                     Financing, Inc., dated 01/11/2008 to pay
                                     quarterly the notional amount multiplied
                                     by 1.025% and to receive par in the
                                     events of default of Kraft Foods, Inc.

   10,000,000     USD    3/20/2018   Agreement with Lehman Brothers Special          146,448
                                     Financing, Inc., dated 01/11/2008 to
                                     receive quarterly the notional amount
                                     multiplied by 1.010% and to pay par in
                                     the events of default of underlying
                                     entity of CSX Corporation.

                        Expiration
Notional Amount            Date                     Description                     Value
---------------         ----------   -----------------------------------------   ----------
    5,000,000     USD    3/20/2018   Agreement with JP Morgan Chase Bank,        $    95,240
                                     N.A., dated 02/05/2008 to pay quarterly
                                     the notional amount multiplied by 1.050%
                                     and to receive par in the events of
                                     default of underlying entity of GATX
                                     Corporation.

   22,800,000     USD    6/18/2018   Interest Rate Swap Agreement with Morgan     (1,627,638)
                                     Stanley Capital Services, Inc., dated
                                     12/14/2007 to pay semi-annually the
                                     notional amount multiplied by 5.00% and
                                     to receive semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

   38,800,000     USD    6/18/2018   Interest Rate Swap Agreement with Merrill    (2,769,840)
                                     Lynch Capital Services, Inc., dated
                                     12/13/2007 to pay semi-annually the
                                     notional amount multiplied by 5.00% and
                                     to receive semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

   70,600,000     USD    6/18/2023   Interest Rate Swap Agreement with Merrill    (4,120,904)
                                     Lynch Capital Services, Inc., dated
                                     12/17/2007 to pay semi-annually the
                                     notional amount multiplied by 5.00% and
                                     to receive semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

  215,400,000     USD    6/18/2023   Interest Rate Swap Agreement with Morgan    (12,572,842)
                                     Stanley Capital Services, Inc., dated
                                     03/06/2008 to pay semi-annually the
                                     notional amount multiplied by 5.00% and
                                     to receive semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

  169,000,000     USD    6/18/2023   Interest Rate Swap Agreement with            (9,864,486)
                                     Citibank, N.A., New York, dated03/07/2008
                                     to pay semi-annually the notional amount
                                     multiplied by 5.00% and to receive
                                     semi-annually the notional amount
                                     multiplied by 3 month USD-LIBOR-BBA.

   80,300,000     USD    6/18/2023   Interest Rate Swap Agreement with Lehman     (4,687,090)
                                     Brothers Special Financing, Inc., dated
                                     02/28/2008 to pay semi-annually the
                                     notional amount multiplied by 6.00% and
                                     to receive semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

   65,400,000     USD    6/18/2028   Interest Rate Swap Agreement with            (3,461,727)
                                     Citibank, N.A. New York, dated 02/15/2008
                                     to pay semi-annually the notional amount
                                     multiplied by 5.00% and to receive
                                     semi-annually the notional amount
                                     multiplied by 3 month USD-LIBOR-BBA.

   17,000,000     USD    6/18/2028   Interest Rate Swap Agreement with Merrill      (899,837)
                                     Lynch Capital Services, Inc., dated
                                     02/14/2008 to pay semi-annually the
                                     notional amount multiplied by 5.00% and
                                     to receive semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

   13,900,000     USD    6/18/2028   Interest Rate Swap Agreement with Morgan       (735,749)
                                     Stanley Capital Services, Inc., dated
                                     02/14/2008 to pay semi-annually the
                                     notional amount multiplied by 5.00% and
                                     to receive semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

   22,500,000     USD    6/20/2037   Interest Rate Swap Agreement with Morgan        632,250
                                     Stanley Capital Services, Inc., dated
                                     11/29/2006 to receive the notional amount
                                     and to pay semi-annually the notional
                                     amount multiplied by 3 month
                                     USD-LIBOR-BBA.

                        Expiration
Notional Amount            Date                     Description                     Value
---------------         ----------   -----------------------------------------   -----------
    3,000,000     USD    8/25/2037   Agreement with Citibank, N.A., dated        $(2,355,000)
                                     11/01/2007 to receive quarterly the
                                     notional amount multiplied by 0.15% and
                                     to pay par in the events of default of
                                     underlying entity of ABX.HE.AA.

   20,800,000     USD    6/18/2038   Interest Rate Swap Agreement with Merrill    (1,110,552)
                                     Lynch Capital Services, Inc., dated
                                     03/27/2008 to pay semi-annually the
                                     notional amount multiplied by 5.00% and
                                     to receive the notional amount multiplied
                                     by 3 month USD-LIBOR-BBA.

  188,700,000     USD    6/18/2038   Interest Rate Swap Agreement with Morgan    (10,075,057)
                                     Stanley Capital Services, Inc., dated
                                     12/17/2007 to pay semi-annually the
                                     notional amount multiplied by 5.00% and
                                     to receive the notional amount multiplied
                                     by 3 month USD-LIBOR-BBA.

    2,850,000     USD    7/25/2045   Agreement with Lehman Brothers dated          1,713,420
                                     01/24/06 to pay quarterly the notional
                                     amount multiplied by 0.54% and to receive
                                     par in event of default of underlying
                                     sovereign entities of the ABX.HE.A.06-01.

    5,000,000     USD    5/6/2046    Interest Rate Swap Agreement with Bank of     4,479,000
                                     America N.A., dated 12/21/2006 to receive
                                     annually the notional amount multiplied
                                     by 1.75% and to pay the notional amount
                                     multiplied by 3 month USD-LIBOR plus 1.35%

    2,850,000     USD    7/25/2045   Agreement with Merrill Lynch                 (1,713,420)
                                     International, dated 07/12/07 to pay
                                     quarterly the notional amount multiplied
                                     by 0.54% and to receive par in event of
                                     default of underlying sovereign entities
                                     of the ABX.HE.A.06-01.

   13,300,000     USD   12/13/2049   Agreement with Morgan Stanley Capital        (1,332,400)
                                     Services, Inc., dated 02/14/2008 to
                                     receive quarterly the notional amount
                                     multiplied by 0.080% and to pay par in
                                     event of default of underlying entities
                                     of the CMBX.NA.AAA.3.

  120,000,000     AUD    9/15/2009   Interest Rate Swap Agreement with Lehman       (314,479)
                                     Brothers Special Financing, Inc., dated
                                     12/07/2007 to receive semi-annually the
                                     notional amount multiplied by 7.00% and
                                     to pay the notional amount multiplied by 6
                                     month AUD-BBR-BBSW.

   90,600,000     AUD    9/15/2009   Interest Rate Swap Agreement with              (237,431)
                                     Citibank, N.A., dated 12/07/2007 to
                                     receive semi-annually the notional amount
                                     multiplied by 7.00% and to pay the
                                     notional amount multiplied by 6 month
                                     AUD-BBR-BBSW.

  289,300,000     AUD    6/15/2010   Interest Rate Swap Agreement with Morgan     (1,648,553)
                                     Stanley Capital Services, Inc., dated
                                     08/10/2007 to receive semi-annually the
                                     notional amount multiplied by 7.00% and
                                     to pay the notional amount multiplied by 6
                                     month AUD-BBR-BBSW.

   50,600,000     BRL    1/4/2010    Interest Rate Swap Agreement with Merrill      (137,469)
                                     Lynch Capital Services, Inc., dated
                                     12/13/07 to receive annually the notional
                                     amount multiplied by 12.67% and pay
                                     semi-annually multiplied by the BRL PTAX
                                     (BRL09).

  251,200,000     BRL    1/4/2010    Interest Rate Swap Agreement with Morgan       (682,453)
                                     Stanley Capital Services, Inc. dated
                                     02/13/2008 to receive annually the
                                     notional amount multiplied by 12.67% and
                                     pay semi-annually multiplied by the BRL
                                     PTAX (BRL09).

                        Expiration
Notional Amount            Date                     Description                      Value
---------------         ----------   -----------------------------------------   ------------
  295,300,000     BRL    1/2/2012    Interest Rate Swap Agreement with Morgan    $(13,122,226)
                                     Stanley Capital Services, Inc. dated
                                     05/16/07 to receive annually the notional
                                     amount multiplied by 10.115% and pay
                                     semi-annually multiplied by the BRL PTAX
                                     (BRL09).

  193,300,000     BRL    1/2/2012    Interest Rate Swap Agreement with Merrill       (630,118)
                                     Lynch Capital Services, Inc. dated
                                     12/21/07 to receive annually the notional
                                     amount multiplied by 12.54% and pay
                                     semi-annually multiplied by the BRL PTAX
                                     (BRL09).

   90,500,000     BRL    1/2/2012    Interest Rate Swap Agreement with Morgan        (705,763)
                                     Stanley Capital Services, Inc. dated
                                     12/04/07 to receive annually the notional
                                     amount multiplied by 12.54% and pay
                                     semi-annually multiplied by the BRL PTAX
                                     (BRL09).

  268,900,000     EUR    3/19/2010   Interest Rate Swap Agreement with J.P.         2,132,193
                                     Morgan Chase Bank dated 03/13/2007 to
                                     receive annually the notional amount
                                     multiplied by ([1+1.9475%)^5] - 1)*
                                     Notional and pay annually notional amount
                                     multiplied [(Index Final/Index Initial) -
                                     1].

   43,850,000     EUR    3/19/2010   Interest Rate Swap Agreement with Morgan         347,700
                                     Stanley Capital Services, Inc., dated
                                     12/21/2007 to receive annually the
                                     notional amount multiplied by 4.50% and
                                     pay semi-annually notional amount
                                     multiplied by EUR-EURIBOR-Telerate.

   71,150,000     EUR    3/19/2010   Interest Rate Swap Agreement with J.P.           564,171
                                     Morgan Chase Bank, N.A., dated 12/18/2007
                                     to receive annually the notional amount
                                     multiplied by 4.50% and pay semi-annually
                                     notional amount multiplied by
                                     EUR-EURIBOR-Telerate.

  210,300,000     EUR    6/18/2010   Interest Rate Swap Agreement with J.P.        (1,026,974)
                                     Morgan Chase Bank, N.A., dated 02/29/2008
                                     to receive annually the notional amount
                                     multiplied by 4.00% and pay semi-annually
                                     notional amount multiplied by
                                     EUR-EURIBOR-Reuters.

   25,000,000     EUR   12/15/2011   Interest Rate Swap Agreement with J.P.          (231,602)
                                     Morgan Chase Bank, N.A., dated 09/14/2007
                                     to receive annually the notional amount
                                     multiplied by 4.00% and pay semi-annually
                                     notional amount multiplied by
                                     EUR-EURIBOR-Reuters.

   21,700,000     EUR    4/10/2012   Interest Rate Swap Agreement with J.P.          (519,903)
                                     Morgan Chase Bank dated 03/13/2007 to
                                     receive annually the notional amount
                                     multiplied by ([1+1.9475%)^5] - 1)*
                                     Notional and pay annually notional amount
                                     multiplied [(Index Final/Index Initial) -
                                     1].

    2,400,000     EUR    3/15/2012   Interest Rate Swap Agreement with Lehman         (53,050)
                                     Brothers dated 03/13/2007 to receive
                                     annually the notional amount multiplied
                                     by ([1+1.9475%)^5] - 1)* Notional and pay
                                     annually notional amount multiplied
                                     [(Index Final/Index Initial) - 1].

   10,400,000     EUR    3/15/2012   Interest Rate Swap Agreement with J.P.          (223,986)
                                     Morgan Chase Bank dated 03/21/2007 to
                                     receive annually the notional amount
                                     multiplied by ([1+1.9475%)^5] - 1)*
                                     Notional and pay annually notional amount
                                     multiplied [(FRCPxtob End Index/FRCPxtob
                                     Start Index) - 1]*Notional .

   91,100,000     EUR    6/16/2014   Interest Rate Swap Agreement with Morgan       1,659,420
                                     Stanley Capital Services, Inc. dated
                                     03/16/2005 to receive annually the
                                     notional amount multiplied by 5.00% and
                                     pay semi-annually notional amount
                                     multiplied by EUR-EURIBOR-Telerate.

                        Expiration
Notional Amount            Date                     Description                     Value
---------------         ----------   -----------------------------------------   ----------
    2,600,000     EUR    6/17/2015   Interest Rate Swap Agreement with J.P.      $   (61,625)
                                     Morgan Chase Bank dated 6/21/2005 to
                                     receive annually the notional amount
                                     multiplied by the 6 month
                                     EUR-EURIBOR-Telerate and to pay annually
                                     the notional amount multiplied by 4.50%.

   25,000,000     EUR   12/15/2014   Interest Rate Swap Agreement with Morgan        537,907
                                     Stanley Capital Services, Inc. dated
                                     07/18/2006 to pay annually the notional
                                     amount multiplied by 4.00% and receive
                                     Annually the notional amount multiplied
                                     by 3 month EUR -EURIBOR-Telerate.

   37,500,000     EUR    6/18/2034   Interest Rate Swap Agreement with J.P.          253,075
                                     Morgan Chase Bank, N.A., dated 02/22/2008
                                     to receive annually the notional amount
                                     multiplied by 5.00% and pay semi-annually
                                     notional amount multiplied by
                                     EUR-EURIBOR-Reuters.

   31,900,000     EUR    6/18/2034   Interest Rate Swap Agreement with Morgan     (2,218,517)
                                     Stanley Capital Services, Inc. dated
                                     01/17/2008 to pay annually the notional
                                     amount multiplied by 4.50% and receive
                                     Annually the notional amount multiplied
                                     by 6 month EUR -EURIBOR-Telerate.

    2,800,000     EUR    7/11/2037   Interest Rate Swap Agreement with              (231,501)
                                     Citibank, N.A., dated 07/09/2007 to
                                     receive annually the notional amount
                                     multiplied by 5.00% and pay Annually the
                                     notional amount multiplied by 6 month EUR
                                     -EURIBOR-Telerate.

   50,000,000     EUR    9/19/2038   Interest Rate Swap Agreement with Morgan     (1,115,495)
                                     Stanley Capital Services, Inc. dated
                                     03/19/2008 to pay annually the notional
                                     amount multiplied by 4.75% and receive
                                     Annually the notional amount multiplied
                                     by 6 month EUR -EURIBOR-Reuters.

  346,000,000     GBP    9/18/2009   Interest Rate Swap Agreement with Merrill     7,699,518
                                     Lynch Capital Services, Inc., dated
                                     07/27/2007 to receive semi-annually the
                                     notional amount multiplied by 6.00% and
                                     to pay semi-annually the notional amount
                                     multiplied by the 6 month GBP-LIBOR-BBA.

   16,200,000     GBP    6/15/2016   Interest Rate Swap Agreement with Merrill        46,708
                                     Lynch Capital Services, Inc., dated
                                     11/15/2005 to receive semi-annually the
                                     notional amount multiplied by 5.00% and
                                     to pay semi-annually the notional amount
                                     multiplied by the 6 month GBP-LIBOR-BBA.

    4,700,000     GBP    9/15/2015   Interest Rate Swap Agreement with Morgan         16,585
                                     Stanley Capital Services, Inc. dated
                                     06/16/206 to receive semi-annually the
                                     notional amount multiplied by 5.00% and
                                     pay semi-annually multiplied by the 6
                                     month GBP-LIBOR-BBA.

   18,300,000     GBP    3/20/2013   Interest Rate Swap Agreement with Lehman        804,215
                                     Brothers Special Financing, Inc. dated
                                     09/13/2007 to receive semi-annually the
                                     notional amount multiplied by 5.50% and
                                     pay semi-annually multiplied by the 6
                                     month GBP-LIBOR-BBA.

    3,800,000     GBP    9/20/2017   Interest Rate Swap Agreement with Morgan         22,380
                                     Stanley Capital Services, Inc. dated
                                     10/05/2007 to receive semi-annually the
                                     notional amount multiplied by 5.00% and
                                     pay semi-annually multiplied by the 6
                                     month GBP-LIBOR-BBA.

                        Expiration
Notional Amount            Date                     Description                     Value
---------------         ----------   -----------------------------------------   ----------
      700,000     GBP    6/18/2034   Interest Rate Swap Agreement with Morgan    $   (57,911)
                                     Stanley Capital Services, Inc. dated
                                     11/23/2005 to receive semi-annually the
                                     notional amount multiplied by 5.00% and
                                     pay semi-annually multiplied by the 6
                                     month GBP-LIBOR-BBA.

   14,100,000     GBP    6/18/2034   Interest Rate Swap Agreement with Merrill    (1,177,958)
                                     Lynch Capital Services, Inc., dated
                                     11/15/2005 to receive semi-annually the
                                     notional amount multiplied by the 6 month
                                     GBP-LIBOR-BBA and pay semi-annually the
                                     notional amount multiplied by 5.00%

   45,100,000     GBP   12/15/2035   Interest Rate Swap Agreement with Morgan      3,758,217
                                     Stanley Capital Services, Inc. dated
                                     11/3/2005 to receive semi-annually the
                                     notional amount multiplied by 6 month
                                     GBP-LIBOR-BBA and to pay semi-annually
                                     notional amount multiplied by 4.00%.
                                                                                 -----------
                                                                                 $28,485,327
                                                                                 ===========

AUD - Australian Dollar
BRL - Brazilian Real
EUR - Euro Dollar
GBP - British Pound
USD - United States Dollar

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                       -------- -----------
COMMON STOCKS -- 98.3%
AEROSPACE & DEFENSE -- 3.2%
General Dynamics Corp.                                      7,984   $   665,626
United Technologies Corp.                                  10,312       709,672
                                                                    -----------
                                                                      1,375,298
                                                                    -----------
AUTO COMPONENTS -- 1.9%
Johnson Controls, Inc.                                     24,208       818,230
                                                                    -----------
AUTOMOBILES -- 0.5%
Ford Motor Co. *                                           38,971       222,914
                                                                    -----------
BEVERAGES -- 2.5%
Coca-Cola Co.                                               5,831       354,933
PepsiCo, Inc.                                               9,861       711,964
                                                                    -----------
                                                                      1,066,897
                                                                    -----------
CAPITAL MARKETS -- 1.1%
Bank of New York Mellon Corp.                               2,900       121,017
T. Rowe Price Group, Inc.                                   6,848       342,400
                                                                    -----------
                                                                        463,417
                                                                    -----------
CHEMICALS -- 2.9%
Air Products & Chemicals, Inc.                              3,172       291,824
Dow Chemical Co. (The)                                      8,094       298,264
E.I. du Pont de Nemours & Co.                               6,858       320,680
Ecolab, Inc.                                                4,208       182,754
Praxair, Inc.                                               1,893       159,447
                                                                    -----------
                                                                      1,252,969
                                                                    -----------
COMMERCIAL BANKS -- 4.5%
Banco Bilbao Vizcaya Argentaria, S.A. (ADR)                 2,653        58,340
National City Corp.                                        12,691       126,275
SunTrust Banks, Inc.                                        7,372       406,492
U.S. Bancorp                                               15,686       507,599
Wachovia Corp.                                              4,772       128,844
Wells Fargo & Co.                                          15,592       453,727
Zions Bancorporation                                        4,894       222,922
                                                                    -----------
                                                                      1,904,199
                                                                    -----------
COMMUNICATIONS EQUIPMENT -- 3.4%
Cisco Systems, Inc. *                                      11,437       275,517
Corning, Inc.                                               6,172       148,375
Motorola, Inc.                                             28,417       264,278
Nokia Oyj (ADR)                                            23,303       741,735
                                                                    -----------
                                                                      1,429,905
                                                                    -----------
COMPUTERS & PERIPHERALS -- 3.3%
Dell, Inc. *                                               14,028       279,438
EMC Corp. *                                                 8,703       124,801
Hewlett-Packard Co.                                        16,159       737,820
Sun Microsystems, Inc. *                                   17,206       267,209
                                                                    -----------
                                                                      1,409,268
                                                                    -----------
CONSUMER FINANCE -- 0.7%
American Express Co.                                        7,048       308,139
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
JPMorgan Chase & Co.                                        3,000       128,850
                                                                    -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.0%
AT&T, Inc.                                                 25,214       965,696
Verizon Communications, Inc.                                6,363       231,931

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                       -------- -----------
Windstream Corp.                                            5,444   $    65,056
                                                                    -----------
                                                                      1,262,683
                                                                    -----------
ELECTRIC UTILITIES -- 0.6%
Southern Co.                                                7,660       272,773
                                                                    -----------
ELECTRICAL EQUIPMENT -- 1.3%
Emerson Electric Co.                                        7,045       362,536
Rockwell Automation, Inc.                                   3,348       192,242
                                                                    -----------
                                                                        554,778
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 1.0%
Weatherford International, Ltd. *                           5,783       419,094
                                                                    -----------
FOOD & STAPLES RETAILING -- 3.0%
CVS Caremark Corp.                                          7,417       300,463
Sysco Corp.                                                11,144       323,399
Walgreen Co.                                               17,469       665,394
                                                                    -----------
                                                                      1,289,256
                                                                    -----------
FOOD PRODUCTS -- 5.5%
Campbell Soup Co.                                          11,304       383,771
General Mills, Inc.                                         6,129       367,004
H.J. Heinz Co.                                              9,632       452,415
Hershey Co. (The)                                          11,704       440,890
Kellogg Co.                                                 4,004       210,450
Kraft Foods, Inc. - Class A                                15,612       484,128
                                                                    -----------
                                                                      2,338,658
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 6.0%
Becton, Dickinson & Co.                                     9,886       848,713
C.R. Bard, Inc.                                             5,803       559,409
Medtronic, Inc.                                             6,879       332,737
St. Jude Medical, Inc. *                                    9,658       417,129
Zimmer Holdings, Inc. *                                     5,454       424,649
                                                                    -----------
                                                                      2,582,637
                                                                    -----------
HOUSEHOLD PRODUCTS -- 1.8%
Clorox Co.                                                  1,886       106,823
Colgate-Palmolive Co.                                       8,736       680,622
                                                                    -----------
                                                                        787,445
                                                                    -----------
INDUSTRIAL CONGLOMERATES -- 1.6%
3M Co.                                                      4,026       318,658
General Electric Co.                                        9,550       353,445
                                                                    -----------
                                                                        672,103
                                                                    -----------
INSURANCE -- 3.7%
Chubb Corp. (The)                                          18,374       909,145
Hartford Financial Services Group, Inc. (The)               6,579       498,491
SAFECO Corp.                                                4,232       185,700
                                                                    -----------
                                                                      1,593,336
                                                                    -----------
IT SERVICES -- 1.6%
Automatic Data Processing, Inc.                             6,510       275,959
DST Systems, Inc. *                                         3,633       238,833
Fiserv, Inc. *                                              3,528       169,662
                                                                    -----------
                                                                        684,454
                                                                    -----------
MACHINERY -- 5.5%
Caterpillar, Inc.                                           6,947       543,881
Deere & Co.                                                10,061       809,307
PACCAR, Inc.                                               18,720       842,400

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                        SHARES     VALUE
--------------------                                       -------- -----------
Parker Hannifin Corp.                                       2,361   $   163,546
                                                                    -----------
                                                                      2,359,134
                                                                    -----------
MEDIA -- 4.5%
Gannett Co., Inc.                                           5,920       171,976
McGraw-Hill Cos., Inc. (The)                               19,536       721,855
Reed Elsevier N.V. (ADR)                                   21,601       824,942
Walt Disney Co. (The)                                       6,821       214,043
                                                                    -----------
                                                                      1,932,816
                                                                    -----------
METALS & MINING -- 5.5%
Alcoa, Inc.                                                17,534       632,276
Freeport-McMoRan Copper & Gold, Inc.                        2,872       276,344
Rio Tinto Plc (ADR)                                         2,538     1,045,250
Teck Cominco, Ltd. - Class B                                4,820       197,427
Xstrata Plc                                                 3,000       210,176
                                                                    -----------
                                                                      2,361,473
                                                                    -----------
MULTI-UTILITIES -- 0.5%
Public Service Enterprise Group, Inc.                       4,700       188,893
                                                                    -----------
MULTILINE RETAIL -- 3.2%
J.C. Penney Co., Inc.                                       8,720       328,831
Nordstrom, Inc.                                            10,327       336,660
Target Corp.                                               14,157       717,477
                                                                    -----------
                                                                      1,382,968
                                                                    -----------
OFFICE ELECTRONICS -- 1.3%
Canon, Inc. (ADR)                                          11,997       556,301
                                                                    -----------
OIL, GAS & CONSUMABLE FUELS -- 6.7%
Apache Corp.                                                7,146       863,380
Chevron Corp.                                              15,788     1,347,663
Exxon Mobil Corp.                                           7,957       673,003
                                                                    -----------
                                                                      2,884,046
                                                                    -----------
PERSONAL PRODUCTS -- 0.3%
Estee Lauder Companies, Inc. - Class A                      2,901       133,011
                                                                    -----------
PHARMACEUTICALS -- 6.6%
Abbott Laboratories                                         9,497       523,760
Barr Pharmaceuticals, Inc. *                                7,263       350,876
Eli Lilly & Co.                                             6,166       318,104
Merck & Co., Inc.                                           5,586       211,989
Pfizer, Inc.                                               17,579       367,928
Roche Holding AG (ADR)                                      4,930       465,145
Schering-Plough Corp.                                      24,454       352,382
Teva Pharmaceutical Industries, Ltd. (ADR)                  4,659       215,199
                                                                    -----------
                                                                      2,805,383
                                                                    -----------
ROAD & RAIL -- 4.3%
Burlington Northern Santa Fe Corp.                          4,759       438,875
Canadian National Railway Co.                               7,282       351,866
Norfolk Southern Corp.                                     18,976     1,030,777
                                                                    -----------
                                                                      1,821,518
                                                                    -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
Applied Materials, Inc.                                    15,469       301,800
Intel Corp.                                                24,406       516,919
Texas Instruments, Inc.                                    20,510       579,818
                                                                    -----------
                                                                      1,398,537
                                                                    -----------
SOFTWARE -- 1.6%
Adobe Systems, Inc. *                                       7,789       277,211

MET INVESTORS SERIES TRUST
PIONEER FUND PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                        SHARES/
                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT        VALUE
--------------------                                   ----------   -----------
Microsoft Corp.                                            14,358   $   407,480
                                                                    -----------
                                                                        684,691
                                                                    -----------
SPECIALTY RETAIL -- 1.0%
Lowe's Cos., Inc.                                          12,898       295,880
Staples, Inc.                                               6,251       138,210
                                                                    -----------
                                                                        434,090
                                                                    -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Coach, Inc. *                                               8,820       265,923
                                                                    -----------
Total Common Stocks
   (Cost $32,852,202)                                                42,046,087
                                                                    -----------
SHORT-TERM INVESTMENT -- 1.8%
State Street Bank & Trust Co., Repurchase Agreement,
   $770,012 on 04/01/08 collateralized by $760,000
   U.S. Treasury Note at 1.770% due 08/31/09 with a
   value of $787,550.
   (Cost $770,000)                                     $  770,000       770,000
                                                                    -----------
TOTAL INVESTMENTS -- 100.1% (Cost $33,622,202#)                      42,816,087
                                                                    -----------
Other Assets and Liabilities (net) -- (0.1)%                            (31,446)
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $42,784,641
                                                                    ===========

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $11,009,161 and $1,815,276 respectively, resulting in a net unrealized appreciation of $9,193,885.
ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                            $42,605,911          $0
Level 2 - Other Significant Observable Inputs          210,176           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                --------------   ---------------
Total                                              $42,816,087          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              ----------   ----------
MUNICIPALS -- 0.9%
CALIFORNIA -- 0.4%
California State University Revenue, Systemwide - Series A 5.000%, due 11/01/39   $1,305,000   $1,305,966
                                                                                               ----------
CONNECTICUT -- 0.3%
Connecticut State Health & Educational, Facility Authority Revenue, Yale
   University - Series Z-1 5.000%, due 07/01/42                                    1,250,000    1,250,738
                                                                                               ----------
NEW JERSEY -- 0.1%
New Jersey Economic Development Authority, Special Facilities Revenue,
   Continental Airlines, Inc., Project 6.250%, due 09/15/29                          430,000      367,009
                                                                                               ----------
TEXAS -- 0.1%
City of San Antonio, TX Electric & Gas 1.000%, due 08/01/08                          210,000      265,652
                                                                                               ----------
Total Municipals
   (Cost $3,106,613)                                                                            3,189,365
                                                                                               ----------
ASSET-BACKED SECURITIES -- 2.3%
Aegis Asset Backed Securities Trust 4.249%, due 01/25/34 (a)                         150,000       85,370
Ameriquest Mortgage Securities, Inc. 7.806%, due 10/25/33 (a)                         25,000       17,914
Bear Stearns Mortgage Funding Trust 2.809%, due 06/25/37 (a)                         876,657      661,052
Carrington Mortgage Loan Trust 2.699%, due 10/25/36 (a)                              410,000      365,833
Conseco Finance Securitizations Corp.
   6.910%, due 05/01/33                                                                4,372        4,548
   7.360%, due 09/01/33                                                                3,224        3,323
   6.681%, due 12/01/33                                                              176,458      182,254
Countrywide Home Loan Mortgage Pass Through Trust 7.230%, due 09/25/33  (a)           35,275       34,445
CS First Boston Mortgage Securities Corp.
   6.122%, due 04/15/37 (144A)(b)                                                     70,000       55,752
   3.249%, due 09/25/34 (a)                                                          199,383      167,960
Dominos Pizza Master Issuer LLC 7.629%, due 04/25/37 (144A) (c)                    1,365,000    1,023,750
First Franklin Mortgage Loan Asset Backed Certificates 3.139%, due 09/25/34 (a)       93,797       82,442
Gazprom International S.A. 7.201%, due 02/01/20 (144A) (c)                         1,027,327    1,045,408
Global Signal Trust
   6.376%, due 12/15/14 (144A)(c)                                                    560,000      495,824
   7.036%, due 02/15/36 (144A)(c)                                                    275,000      270,317
Green Tree Financial Corp. 7.860%, due 03/01/30                                      169,580      147,942
Greenpoint Manufactured Housing 8.450%, due 06/20/31                                 212,328      202,879
LNR CDO, Ltd. 5.349%, due 07/24/37 (144A) (a)(c)                                     215,000       75,250
Madison Avenue Manufactured Housing Contract Trust 5.849%, due 03/25/32  (a)         250,000      169,656
Master Asset Backed Securities Trust 6.099%, due 12/25/32  (a)                        50,000       18,512
Merrill Lynch Mortgage Investors Trust 2.759%, due 03/25/37  (a)                     525,000      453,205
PF Export Receivables Master Trust 6.436%, due 06/01/15 (144A) (c)                   585,027      593,114
Power Receivables Finance LLC 6.290%, due 01/01/12 (144A) (c)                        633,179      663,118
Residential Asset Securities Corp. 3.039%, due 08/25/35  (a)                         450,000      372,708
Rural Housing Trust 6.330%, due 04/01/26                                                   1            1
Sasco Net Interest Margin Trust 0.000%, due 05/27/33 (144A) (b)(d)                    47,105            5
SBA CMBS Trust 6.904%, due 11/15/36 (144A) (c)                                       420,000      378,081
Structured Asset Investment Loan Trust - Class A3 2.749%, due 09/25/36  (a)          525,000      349,125
TIAA Commercial Real Estate Securitization 6.840%, due 05/22/37 (144A) (b)           100,000       58,000
WaMu Mortgage Pass Through Certificates 3.515%, due 10/25/44  (a)                    206,281      175,859
                                                                                               ----------
Total Asset-backed Securities
   (Cost $8,896,545)                                                                            8,153,647
                                                                                               ----------
DOMESTIC BONDS & DEBT SECURITIES -- 43.5%
AEROSPACE & DEFENSE -- 0.1%
L-3 Communications Corp. 6.125%, due 01/15/14                                        400,000      392,000
                                                                                               ----------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              ----------   ----------
AIRLINES -- 0.1%
Continental Airlines, Inc. 8.499%, due 05/01/11                                   $  365,864   $  347,571
                                                                                               ----------
AUTO COMPONENTS -- 0.2%
Allison Transmission, Inc. 11.000%, due 11/01/15 (144A) (c)(e)                       535,000      468,125
Lear Corp. 8.750%, due 12/01/16                                                      370,000      317,738
                                                                                               ----------
                                                                                                  785,863
                                                                                               ----------
AUTOMOBILES -- 0.3%
Kingsway America, Inc. 7.500%, due 02/01/14                                        1,030,000      947,676
                                                                                               ----------
BEVERAGES -- 0.6%
Argentine Beverages Financial 7.375%, due 03/22/12 (144A) (c)                        164,000      168,100
CIA Brasileira de Bebidas 8.750%, due 09/15/13                                       600,000      705,000
Constellation Brands, Inc. 8.375%, due 12/15/14 (e)                                1,240,000    1,283,400
                                                                                               ----------
                                                                                                2,156,500
                                                                                               ----------
BIOTECHNOLOGY -- 0.7%
Angiotech Pharmaceuticals, Inc. 7.750%, due 04/01/14 (e)                           1,120,000      688,800
Biogen Idec, Inc. 6.000%, due 03/01/13                                             1,640,000    1,661,087
                                                                                               ----------
                                                                                                2,349,887
                                                                                               ----------
BUILDING PRODUCTS -- 0.8%
Ainsworth Lumber Co., Ltd. 7.250%, due 10/01/12                                      825,000      478,500
Asia Aluminum Holdings, Ltd. 8.000%, due 12/23/11 (144A) (c)                         855,000      773,775
Builders FirstSource, Inc. 7.315%, due 02/15/12 (a)(e)                               865,000      609,825
KB HOME 7.750%, due 02/01/10 (e)                                                     835,000      802,644
                                                                                               ----------
                                                                                                2,664,744
                                                                                               ----------
CHEMICALS -- 1.8%
Basell Finance Co. B.V. 8.100%, due 03/15/27 (144A) (c)                              795,000      532,650
Georgia Gulf Corp. 9.500%, due 10/15/14  (e)                                       1,655,000    1,278,487
Ineos Group Holdings Plc 7.875%, due 02/15/16 (144A) (c)                             890,000    1,026,754
Kronos International, Inc. 6.500%, due 04/15/13                                      855,000      945,840
LPG International, Inc. 7.250%, due 12/20/15 (e)                                     400,000      400,500
Nell AF SARL 8.375%, due 08/15/15 (144A) (c)                                         430,000      499,470
NGPL PipeCo LLC 6.514%, due 12/15/12 (144A) (c)                                    1,140,000    1,185,132
Phibro Animal Health Corp. 10.000%, due 08/01/13 (144A) (c)                          580,000      551,000
                                                                                               ----------
                                                                                                6,419,833
                                                                                               ----------
COMMERCIAL BANKS -- 1.9%
ALB Finance B.V. 9.250%, due 09/25/13 (144A) (c)                                     400,000      326,400
Alfa Diversified Payment Rights Finance Co. 4.700%, due 12/15/11 (144A) (a)(c)       862,500      824,766
ATF Bank 9.250%, due 04/12/12 (144A) (c)                                             455,000      459,550
ATF Capital B.V. 9.250%, due 02/21/14 (144A) (c)(e)                                  525,000      520,327
Banco Macro S.A. 10.750%, due 06/07/12                                               400,000      326,000
Kazkommerts International B.V. 8.000%, due 11/03/15 (144A) (c)                       505,000      401,879
Korea Development Bank 5.300%, due 01/17/13                                          410,000      420,533
Mid-State Trust 7.540%, due 02/15/36                                                  62,481       57,411
PNC Bank NA 6.000%, due 12/07/17                                                     415,000      400,455
Redwood Capital X, Ltd.
   8.430%, due 01/09/09 (144A)(a)(c)                                                 250,000      250,050
   9.580%, due 01/09/09 (144A)(a)(c)                                                 250,000      250,075
Russian Standard Finance S.A. 7.500%, due 10/07/10 (144A) (c)                        415,000      375,471
Shingle Springs Tribal Gaming Authority 9.375%, due 06/15/15 (144A) (c)            1,000,000      890,000
Sibacademfinance Plc
   9.000%, due 05/12/09 (144A)(c)                                                    700,000      691,232
   7.000%, due 05/21/10                                                              100,000      143,022
Turanalem Finance B.V. 8.500%, due 02/10/15 (144A) (c)(e)                            600,000      498,720
                                                                                               ----------
                                                                                                6,835,891
                                                                                               ----------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              ----------   ----------
COMMERCIAL SERVICES & SUPPLIES -- 1.4%
Aleris International, Inc.
   10.000%, due 12/15/16                                                          $  200,000   $  128,000
   9.000%, due 12/15/14 (f)                                                          355,000      259,150
American Rock Salt Co. LLC 9.500%, due 03/15/14                                      280,000      288,400
Clean Harbors, Inc. 11.250%, due 07/15/12                                            309,000      332,175
FTI Consulting, Inc. 7.750%, due 10/01/16                                            600,000      624,000
GC Impsat Holdings I Plc 9.875%, due 02/15/17 (144A) (c)(e)                        1,030,000      921,850
Intergen N.V. 9.000%, due 06/30/17 (144A) (c)                                      1,465,000    1,545,575
Rural/Metro Corp. 9.875%, due 03/15/15                                               555,000      493,950
United Rentals North America, Inc. 6.500%, due 02/15/12                              225,000      204,750
                                                                                               ----------
                                                                                                4,797,850
                                                                                               ----------
COMMUNICATIONS EQUIPMENT -- 0.3%
MasTec, Inc. 7.625%, due 02/01/17                                                  1,010,000      883,750
                                                                                               ----------
COMPUTERS & PERIPHERALS -- 0.5%
Hewlett-Packard Co. 4.500%, due 03/01/13                                             460,000      468,882
SunGard Data Systems, Inc. 10.250%, due 08/15/15 (e)                               1,390,000    1,403,900
                                                                                               ----------
                                                                                                1,872,782
                                                                                               ----------
CONSTRUCTION & ENGINEERING -- 0.3%
Dycom Industries, Inc. 8.125%, due 10/15/15                                          930,000      878,850
Esco Corp. 6.675%, due 12/15/13 (144A) (a)(c)                                        325,000      281,125
                                                                                               ----------
                                                                                                1,159,975
                                                                                               ----------
CONSTRUCTION MATERIALS -- 0.7%
C10 Capital SPV, Ltd. 6.722%, due 12/01/49 (144A) (c)(e)                           1,193,000    1,170,363
C8 Capital SPV, Ltd. 6.640%, due 12/31/49 (144A) (c)(e)                              610,000      564,449
U.S. Concrete, Inc. 8.375%, due 04/01/14 (e)                                         840,000      663,600
                                                                                               ----------
                                                                                                2,398,412
                                                                                               ----------
CONSUMER FINANCE -- 0.9%
AmeriCredit Corp. 8.500%, due 07/01/15                                               750,000      551,250
Ford Motor Credit Co. LLC 5.700%, due 01/15/10                                       830,000      721,350
SLM Corp.
   4.000%, due 07/25/14 (a)                                                          775,000      527,969
   2.556%, due 04/18/08 (144A)(a)(c)                                               1,250,000    1,248,044
                                                                                               ----------
                                                                                                3,048,613
                                                                                               ----------
CONTAINERS & PACKAGING -- 0.5%
AEP Industries, Inc. 7.875%, due 03/15/13  (e)                                       452,000      413,580
Consol Glass, Ltd. 7.625%, due 04/15/14 (144A) (c)                                   285,000      355,816
Graphic Packaging International Corp. 9.500%, due 08/15/13 (e)                       890,000      858,850
                                                                                               ----------
                                                                                                1,628,246
                                                                                               ----------
DISTRIBUTORS -- 0.3%
NSG Holdings LLC 7.750%, due 12/15/25 (144A) (c)                                     985,000      960,375
                                                                                               ----------
DIVERSIFIED FINANCIAL SERVICES -- 5.3%
American General Finance Corp. 6.900%, due 12/15/17                                1,285,000    1,257,980
Atlas Reinsurance Plc 14.981%, due 01/10/11 (144A) (c)                               250,000      399,039
Blue Fin, Ltd. 9.020%, due 04/10/12 (144A) (a)(c)                                    250,000      249,625
CIT Group, Inc. 7.625%, due 11/30/12  (e)                                          1,515,000    1,266,540
Eurus, Ltd. 9.556%, due 04/08/09 (144A) (a)(c)                                       300,000      307,485
Glencore Funding LLC 6.000%, due 04/15/14 (144A) (c)                               1,010,000      988,133
Green Valley, Ltd. 8.376%, due 01/10/11 (144A) (c)                                   250,000      395,206
Hughes Network Systems LLC/HNS Finance Corp. 9.500%, due 04/15/14                    115,000      115,000
International Lease Finance Corp. 6.375%, due 03/25/13                               750,000      750,211
LVB Acquisition Merger Subordinated, Inc. 10.375%, due 10/15/17 (144A) (c)(e)      1,260,000    1,313,550

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              ----------   -----------
MBIA Insurance Corp. 14.000%, due 01/15/33 (144A) (c)(e)                          $1,230,000   $ 1,206,688
Mellon Funding Corp. 5.500%, due 11/15/18                                            705,000       694,111
Merrill Lynch & Co., Inc. 5.450%, due 02/05/13                                       950,000       935,646
Morgan Stanley 6.625%, due 04/01/18                                                1,830,000     1,833,956
NCO Group, Inc. 7.940%, due 11/15/13  (a)                                          1,980,000     1,613,700
Prudential Financial, Inc. 5.150%, due 01/15/13                                      670,000       669,684
Residential Reinsurance 2005, Ltd. 11.526%, due 06/06/08 (144A) (a)(c)               250,000       249,925
Residential Reinsurance 2006, Ltd. 13.076%, due 06/05/09 (144A) (a)(c)               250,000       251,700
TNK-BP Finance S.A.
   7.500%, due 07/18/16 (144A)(c)                                                    850,000       791,562
   6.625%, due 03/20/17 (144A)(c)                                                    275,000       238,563
   7.875%, due 03/13/18 (144A)(c)                                                    250,000       232,188
Wachovia Bank N.A. 6.000%, due 11/15/17                                              985,000       963,764
Wachovia Corp. 5.750%, due 06/15/17  (e)                                             985,000       957,723
Wells Fargo & Co. 4.375%, due 01/31/13 (e)                                           925,000       921,254
                                                                                               -----------
                                                                                                18,603,233
                                                                                               -----------
DIVERSIFIED OPERATIONS -- 0.2%
Stena A.B. 6.125%, due 02/01/17 (144A) (c)                                           460,000       596,108
                                                                                               -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.9%
Anixter, Inc. 5.950%, due 03/01/15                                                 1,164,000     1,033,143
COLO.COM, Inc. 13.875%, due 03/15/10 (144A) (b)(g)(h)                                181,449             0
Colt Telecom Group Plc 7.625%, due 12/15/09                                           15,000        23,717
Digicel, Ltd. 9.250%, due 09/01/12 (144A) (c)                                      1,260,000     1,256,850
Nordic Telephone Co. Holdings 9.881%, due 05/01/16 (144A) (c)                        755,000     1,136,489
PAETEC Holding Corp. 9.500%, due 07/15/15 (144A) (c)                                 895,000       827,875
Pegasus Communications Corp. 9.750%, due 12/01/06  (g)(h)                              8,696             0
Stratos Global Corp. 9.875%, due 02/15/13  (e)                                       420,000       428,925
Tele Norte Celular Participacoes S.A. 8.000%, due 12/18/13                           126,000       132,615
True Move Co., Ltd.
   10.750%, due 12/16/13 (144A)(c)                                                 1,235,000     1,167,075
   10.375%, due 08/01/14 (144A)(c)                                                   210,000       225,296
Windstream Corp. 8.625%, due 08/01/16                                                500,000       493,750
                                                                                               -----------
                                                                                                 6,725,735
                                                                                               -----------
EDUCATION -- 0.2%
President & Fellows of Harvard College 3.700%, due 04/01/13                          700,000       707,259
                                                                                               -----------
ELECTRIC UTILITIES -- 1.6%
FPL Energy American Wind LLC 6.639%, due 06/20/23 (144A) (c)                         604,640       603,523
FPL Energy Wind Funding LLC 6.876%, due 06/27/17 (144A) (c)                          576,720       606,998
Panoche Energy Center LLC 6.885%, due 07/31/29 (144A) (c)                            730,000       732,344
Tenaska Alabama Partners LP 7.000%, due 06/30/21 (144A) (c)                          600,805       563,374
Texas Competitive Electric Holdings Co. LLC 10.250%, due 11/01/15 (144A) (c)       1,590,000     1,591,987
West Penn Power Co. 5.950%, due 12/15/17 (144A) (c)                                1,030,000     1,071,849
Western Energy, Inc. 7.125%, due 08/01/09                                            110,000       115,317
White Pine Hydro Portfolio LLC 7.260%, due 07/20/15 (144A) (c)                       415,000       426,139
                                                                                               -----------
                                                                                                 5,711,531
                                                                                               -----------
ELECTRICAL EQUIPMENT -- 1.0%
Baldor Electric Co. 8.625%, due 02/15/17  (e)                                        970,000       965,150
Belden, Inc. 7.000%, due 03/15/17                                                    265,000       257,050
C&M Finance, Ltd. 8.100%, due 02/01/16 (144A) (c)                                  1,340,000     1,353,400
Legrand S.A. 8.500%, due 02/15/25                                                     20,000        22,602
Power Contract Financing III LLC 2.186%, due 02/05/10 (144A) (c)                   1,000,000       865,000
                                                                                               -----------
                                                                                                 3,463,202
                                                                                               -----------
ENERGY EQUIPMENT & SERVICES -- 0.8%
Complete Production Services, Inc. 8.000%, due 12/15/16                            1,385,000     1,336,525

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              ----------   ----------
PetroMena A.S. 9.750%, due 05/24/12 (144A) (c)                                    $3,000,000   $  569,266
Sevan Marine ASA
   11.300%, due 10/24/12 (144A)(c)                                                   500,000      100,285
   7.744%, due 05/14/13 (144A)(c)                                                    500,000      459,375
Southern Star Central Corp. 6.750%, due 03/01/16                                     160,000      154,400
Williams Cos., Inc. 6.500%, due 12/01/08                                              50,000       49,875
                                                                                               ----------
                                                                                                2,669,726
                                                                                               ----------
FOOD & STAPLES RETAILING -- 0.1%
Wal-Mart Stores, Inc. 5.800%, due 02/15/18                                           475,000      498,749
                                                                                               ----------
FOOD PRODUCTS -- 0.5%
Bertin, Ltd. 10.250%, due 10/05/16 (144A) (c)                                        200,000      204,500
Cargill, Inc. 5.200%, due 01/22/13 (144A) (c)                                      1,025,000    1,035,103
Cosan Finance, Ltd. 7.000%, due 02/01/17 (144A) (c)                                  460,000      425,500
                                                                                               ----------
                                                                                                1,665,103
                                                                                               ----------
GAS UTILITIES -- 0.8%
Questar Pipeline Co. 5.830%, due 02/01/18                                          1,240,000    1,224,099
Southern Union Co. 7.200%, due 11/01/66                                              690,000      583,050
Transportadora de Gas del Sur S.A. 7.875%, due 05/14/17 (144A) (c)                 1,100,000      882,750
                                                                                               ----------
                                                                                                2,689,899
                                                                                               ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.8%
HCA, Inc.
   7.190%, due 11/15/15                                                               10,000        8,532
   8.360%, due 04/15/24                                                               50,000       41,754
   7.690%, due 06/15/25                                                               50,000       39,877
   9.125%, due 11/15/14                                                              495,000      511,088
   9.625%, due 11/15/16 (f)                                                        1,085,000    1,128,400
UnitedHealth Group, Inc. 4.875%, due 02/15/13                                        950,000      939,406
                                                                                               ----------
                                                                                                2,669,057
                                                                                               ----------
HOTELS, RESTAURANTS & LEISURE -- 2.1%
Codere Finance Luxembourg S.A. 8.250%, due 06/15/15 (144A) (c)                     1,365,000    1,763,493
Lottomatica SpA 8.250%, due 03/31/66 (144A) (c)                                    1,540,000    2,120,746
Mashantucket Pequot Tribe 8.500%, due 11/15/15 (144A) (c)(e)                       1,600,000    1,416,000
Peermont Global Proprietary, Ltd. 7.750%, due 04/30/14 (144A) (c)                    705,000      860,679
Scientific Games Corp. 6.250%, due 12/15/12                                          750,000      701,250
Station Casinos, Inc. 6.625%, due 03/15/18 (e)                                       845,000      473,200
                                                                                               ----------
                                                                                                7,335,368
                                                                                               ----------
HOUSEHOLD DURABLES -- 0.6%
Beazer Homes USA, Inc. 8.625%, due 05/15/11 (e)                                       85,000       65,875
K. Hovnanian Enterprises, Inc. 7.750%, due 05/15/13 (e)                               30,000       16,050
Meritage Homes Corp. 6.250%, due 03/15/15 (e)                                      1,195,000      902,225
Whirlpool Corp. 5.500%, due 03/01/13                                               1,235,000    1,256,419
                                                                                               ----------
                                                                                                2,240,569
                                                                                               ----------
HOUSEHOLD PRODUCTS -- 0.5%
Central Garden and Pet Co. 9.125%, due 02/01/13 (e)                                  530,000      430,625
Yankee Acquisition Corp.
   8.500%, due 02/15/15 (e)                                                          100,000       81,250
   9.750%, due 02/15/17 (e)                                                        1,550,000    1,240,000
                                                                                               ----------
                                                                                                1,751,875
                                                                                               ----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Ormat Funding Corp. 8.250%, due 12/30/20                                             867,664      876,341
                                                                                               ----------
INSURANCE -- 2.1%
Conseco, Inc. 9.500%, due 10/15/06 (144A) (b)(h)                                      40,000            0

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              ----------   ----------
DB Master Finance LLC 8.285%, due 06/20/31 (144A) (c)                             $1,550,000   $1,355,917
Foundation Re., Ltd. 7.170%, due 11/24/08 (144A) (a)(c)                              250,000      244,450
Hanover Insurance Group, Inc. 7.625%, due 10/15/25                                 1,335,000    1,194,825
Liberty Mutual Group, Inc. 7.000%, due 03/15/37 (144A) (c)                         1,185,000    1,061,259
Ohio Casualty Corp. 7.300%, due 06/15/14                                             340,000      355,508
Platinum Underwriters Finance, Inc. 7.500%, due 06/01/17                           1,305,000    1,312,947
Presidential Life Corp. 7.875%, due 02/15/09                                       1,600,000    1,606,000
USI Holdings Corp. 6.940%, due 11/15/14 (144A) (a)(c)                                400,000      291,000
                                                                                               ----------
                                                                                                7,421,906
                                                                                               ----------
INTERNET SOFTWARE & SERVICES -- 0.1%
GlobeCat, Ltd. 14.160%, due 01/02/13 (144A) (a)(c)                                   250,000      249,550
                                                                                               ----------
IT SERVICES -- 0.2%
Freescale Semiconductor, Inc.
   6.675%, due 12/15/14 (a)                                                          150,000      104,250
   9.125%, due 12/15/14 (f)                                                          650,000      477,750
                                                                                               ----------
                                                                                                  582,000
                                                                                               ----------
MACHINERY -- 0.6%
Commercial Vehicle Group, Inc. 8.000%, due 07/01/13                                  470,000      387,750
Gardner Denver, Inc. 8.000%, due 05/01/13                                            400,000      398,000
Greenbrier Cos., Inc. 8.375%, due 05/15/15 (e)                                       860,000      812,700
Mueller Water Products, Inc. 7.375%, due 06/01/17 (e)                                275,000      238,562
Titan International, Inc. 8.000%, due 01/15/12 (e)                                   235,000      231,475
                                                                                               ----------
                                                                                                2,068,487
                                                                                               ----------
MANUFACTURING -- 0.1%
Park - Ohio Industries, Inc. 8.375%, due 11/15/14 (e)                                565,000      449,175
                                                                                               ----------
MARINE -- 0.3%
CMA CGM S.A. 7.250%, due 02/01/13 (144A) (c)                                         310,000      269,963
Kiowa Power Partners LLC 5.737%, due 03/30/21 (144A) (c)                             650,000      642,364
                                                                                               ----------
                                                                                                  912,327
                                                                                               ----------
MEDIA -- 0.5%
CanWest Media, Inc. 8.000%, due 09/15/12                                                 879          839
Kabel Deutschland GmbH 10.625%, due 07/01/14                                         960,000      946,800
Lamar Media Corp. 7.250%, due 01/01/13                                                80,000       76,400
Univision Communications, Inc. 9.750%, due 03/15/15 (144A) (c)(e)(f)               1,375,000      838,750
                                                                                               ----------
                                                                                                1,862,789
                                                                                               ----------
METALS & MINING -- 1.2%
Algoma Acquisition Corp. 9.875%, due 06/15/15 (144A) (c)                           1,415,000    1,231,050
ALROSA Finance S.A. 8.875%, due 11/17/14 (144A) (c)                                  170,000      182,572
CII Carbon LLC 11.125%, due 11/15/15 (144A) (c)                                      750,000      671,250
Compass Minerals International, Inc., Series B 0.000%/12.000%, due 06/01/13 (i)       90,000       94,500
FMG Finance Property, Ltd. 10.625%, due 09/01/16 (144A) (c)                          370,000      418,100
Freeport McMoRan Copper & Gold, Inc. 8.394%, due 04/01/15 (a)                        500,000      492,500
Industrias Metalurgicas Pescarmona S.A. 11.250%, due 10/22/14 (144A) (c)(e)          770,000      735,350
Noranda Aluminum Acquisition Corp. 8.738%, due 05/15/15 (144A) (a)(c)(f)             250,000      197,500
Novelis, Inc. 7.250%, due 02/15/15                                                   400,000      356,000
Wheeling-Pittsburgh Corp.
   6.000%, due 08/01/10                                                                4,909        3,734
   5.000%, due 08/01/11                                                                7,690        5,849
                                                                                               ----------
                                                                                                4,388,405
                                                                                               ----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.
   9.750%, due 01/15/09                                                              100,000      103,920

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              ----------   ----------
   7.125%, due 06/15/10 (e)                                                       $  245,000   $   258,300
                                                                                               -----------
                                                                                                   362,220
                                                                                               -----------
OIL, GAS & CONSUMABLE FUELS -- 3.2%
Arch Western Financial LLC 6.750%, due 07/01/13                                       20,000        20,050
Baytex Energy, Ltd. 9.625%, due 07/15/10                                           1,000,000     1,015,000
Buckeye Partners L.P. 6.050%, due 01/15/18                                           435,000       445,101
Canadian Natural Resources, Ltd. 5.900%, due 02/01/18                                620,000       635,504
Compton Petroleum Finance Corp. 7.625%, due 12/01/13                               1,065,000     1,025,062
Copano Energy LLC 8.125%, due 03/01/16                                               250,000       260,000
DDI Holdings A.S. 9.300%,  due 01/19/12 - 04/26/12 (c)                             1,446,117     1,431,761
Harvest Operations Corp. 7.875%, due 10/15/11                                        490,000       450,800
Hilcorp Energy I LP/Hilcorp Finance Co. 7.750%, due 11/01/15 (144A) (c)              660,000       622,050
Massey Energy Co. 6.875%, due 12/15/13                                             2,080,000     2,022,800
Nakilat, Inc.
   6.067%, due 12/31/33 (144A)(c)                                                    410,000       373,722
   6.267%, due 12/31/33 (144A)(c)                                                    500,000       447,337
Parallel Petroleum Corp. 10.250%, due 08/01/14                                       725,000       697,813
Quicksilver Resources, Inc. 7.125%, due 04/01/16                                     675,000       654,750
SemGroup LP 8.750%, due 11/15/15 (144A) (c)                                          465,000       427,800
Seven Seas Petroleum, Inc. 12.500%, due 05/15/05 (g)(h)                               60,000             0
Stone Energy Corp. 8.250%, due 12/15/11 (e)                                           80,000        79,600
VeraSun Energy Corp. 9.875%, due 12/15/12 (e)                                        605,000       562,650
XCL, Ltd. 13.500%, due 05/01/04 (g)(h)                                                80,000             0
XTO Energy, Inc. 6.250%, due 04/15/13 (e)                                             30,000        32,639
                                                                                               -----------
                                                                                                11,204,439
                                                                                               -----------
PAPER & FOREST PRODUCTS -- 0.9%
Abitibi Consolidated, Inc. 7.875%, due 08/01/09                                        1,000           845
Ceva Group Plc
   10.000%, due 09/01/14 (144A)(c)(e)                                                500,000       486,250
   8.500%, due 12/01/14 (144A)(c)                                                    790,000       886,419
Graham Packaging Co., Inc. 8.500%, due 10/15/12                                    1,800,000     1,629,000
Louisiana-Pacific Corp. 8.875%, due 08/15/10                                          10,000        10,105
                                                                                               -----------
                                                                                                 3,012,619
                                                                                               -----------
PHARMACEUTICALS -- 0.8%
Talecris Biotherapeutics Holdings Corp. 9.080%, due 12/06/13                         955,176       776,080
Vale Overseas, Ltd. 6.250%, due 01/11/16                                             270,000       270,662
Valeant Pharmaceuticals International 7.000%, due 12/15/11                         1,300,000     1,244,750
Warner Chilcott Corp. 8.750%, due 02/01/15                                           465,000       467,325
                                                                                               -----------
                                                                                                 2,758,817
                                                                                               -----------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.6%
B.F. Saul 7.500%, due 03/01/14                                                       470,000       419,475
Trustreet Properties, Inc. 7.500%, due 04/01/15                                    1,375,000     1,499,182
Ventas Realty LP/Ventas Capital Corp. 7.125%, due 06/01/15                           330,000       329,175
                                                                                               -----------
                                                                                                 2,247,832
                                                                                               -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
Alto Palermo S.A. 1.000%, due 06/11/12 (144A) (c)                                    150,000       123,000
Calair LLC/Calair Capital Corp. 8.125%, due 04/01/08 (144A) (c)                      180,000       180,000
Forest City Enterprises, Inc. 7.625%, due 06/01/15                                 1,560,000     1,489,800
ISA Capital do Brasil S.A. 8.800%, due 01/30/17 (144A) (c)                           230,000       240,350
Urbi Desarrollos Urbanos S.A. de C.V. 8.500%, due 04/19/16 (144A) (c)                485,000       493,487
                                                                                               -----------
                                                                                                 2,526,637
                                                                                               -----------
ROAD & RAIL -- 1.1%
Burlington Northern Santa Fe Corp. 5.750%, due 03/15/18 (e)                          650,000       653,151

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              ----------   ------------
GATX Corp. 6.000%, due 02/15/18                                                   $1,645,000   $  1,667,117
Groupo Transportacion Ferroviaria Mexicana, S.A. de C.V. 9.375%, due 05/01/12        110,000        114,125
Kansas City Southern de Mexico S.A. de C.V.
   7.625%, due 12/01/13 (e)                                                          510,000        481,950
   7.375%, due 06/01/14 (144A)(c)                                                    780,000        721,500
Trailer Bridge, Inc. 9.250%, due 11/15/11                                            100,000        100,500
                                                                                               ------------
                                                                                                  3,738,343
                                                                                               ------------
SOFTWARE -- 0.6%
First Data Corp. 9.875%, due 09/24/15 (144A) (c)(e)                                2,545,000      2,096,444
                                                                                               ------------
SPECIALTY RETAIL -- 1.4%
AutoNation, Inc. 7.000%, due 04/15/14 (e)                                            310,000        276,675
Brown Shoe Co., Inc. 8.750%, due 05/01/12                                            555,000        552,225
Coso Geothermal Power Holdings 7.000%, due 07/15/26 (144A) (c)                     1,715,464      1,698,310
Edcon Proprietary, Ltd. 7.856%, due 06/15/14 (144A) (c)                              625,000        656,833
Inergy LP/Inergy Finance Corp. 8.250%, due 03/01/16                                  250,000        256,875
Minerva Overseas, Ltd. 9.500%, due 02/01/17 (144A) (c)                               125,000        113,125
Sally Holdings LLC 9.250%, due 11/15/14 (e)                                        1,210,000      1,213,025
                                                                                               ------------
                                                                                                  4,767,068
                                                                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
INVISTA, Inc. 9.250%, due 05/01/12 (144A) (c)                                        145,000        148,988
Timberstar Trust
   5.668%, due 10/15/36 (144A)(c)                                                    500,000        478,847
   7.530%, due 10/15/36 (144A)(c)                                                  1,305,000      1,012,853
                                                                                               ------------
                                                                                                  1,640,688
                                                                                               ------------
THRIFTS & MORTGAGE FINANCE -- 0.3%
Indymac Index Mortgage Loan Trust 2.899%, due 04/25/34 (a)                            64,847         59,416
Washington Mutual Bank/Henderson N.V. 3.329%, due 05/01/09 (a)                       890,000        808,299
Western Financial Bank 9.625%, due 05/15/12 (e)                                       90,000         95,470
Willow Re, Ltd. 8.369%, due 06/16/10 (144A) (a)(c)                                   250,000        254,087
                                                                                               ------------
                                                                                                  1,217,272
                                                                                               ------------
TOBACCO -- 0.1%
Alliance One International, Inc.
   8.500%, due 05/15/12                                                              135,000        127,575
   11.000%, due 05/15/12                                                             265,000        270,300
                                                                                               ------------
                                                                                                    397,875
                                                                                               ------------
WATER UTILITIES -- 0.1%
Calpine Corp. 7.610%, due 03/29/09                                                   560,112        491,554
                                                                                               ------------
Total Domestic Bonds & Debt Securities
   (Cost $159,660,594)                                                                          152,250,170
                                                                                               ------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS -- 39.5%
Federal Home Loan Mortgage Corp.
   4.833%, due 01/15/17 (a)(j)                                                       160,119         11,177
   4.500%, due 07/01/20-04/01/35                                                   7,703,017      7,627,543
   0.000%, due 06/15/30 (d)(k)                                                        27,712         23,969
   6.000%, due 12/01/31 (j)                                                          261,978         61,509
   5.183%, due 03/15/32 (a)(j)                                                       141,354         15,508
   5.500%, due 03/15/32 (j)                                                          246,587         40,914
   5.000%, due 12/01/21-05/01/37                                                   7,735,936      7,690,762
   5.500%, due 11/01/34-01/01/35                                                   1,753,558      1,776,181
   6.000%, due 06/01/35                                                              434,812        446,817
   6.500%, due 11/01/37                                                              789,262        819,569
   STRIPS 0.000%, due 06/01/31 (d)(k)                                                 27,072         22,609
Federal National Mortgage Association

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              ------------   -----------
   5.000%, due 03/25/17 (j)                                                       $    330,716   $    26,984
   5.101%, due 03/25/18 (a)(j)                                                         328,799        38,676
   4.500%, due 11/01/18-07/01/35                                                     3,615,947     3,554,659
   5.500%, due 12/01/18-06/01/36                                                     5,120,351     5,184,041
   5.000%, due 02/01/20-01/01/38                                                    26,332,816    26,264,533
   0.000%, due 09/17/29 (d)(k)                                                          12,993        11,150
   7.500%, due 01/01/30-01/25/42                                                       378,532       408,550
   7.000%, due 11/25/31-12/25/41                                                         3,908         4,165
   6.000%, due 01/01/32-04/25/33 (j)                                                   303,395        64,458
   4.501%, due 01/25/32 (a)(j)                                                         520,757        33,753
   5.501%, due 03/25/32 (a)(j)                                                         134,968        14,946
   5.401%, due 09/25/32-10/25/32 (a)(j)                                                120,229        12,849
   4.401%, due 02/25/33 (a)(j)                                                         783,582        71,438
   4.000%, due 07/01/18                                                              1,017,255       993,532
   6.500%, due 03/01/36-10/01/37                                                     6,679,164     6,924,321
   5.393%, due 12/01/36 (a)                                                          1,013,605     1,029,788
   5.575%, due 01/01/37 (a)                                                          1,322,749     1,343,279
   6.000%, due 12/01/99 (l)                                                          4,000,000     4,098,124
   6.500%, due 12/01/99 (l)                                                          5,250,000     5,437,850
   STRIPS 5.500%, due 01/01/33 (j)                                                     415,637        90,017
Government National Mortgage Association
   5.000%, due 10/15/18-05/15/37                                                     4,476,290     4,484,215
   5.500%, due 08/15/19-03/15/37                                                    27,523,907    28,119,452
   6.000%, due 02/15/24-05/20/32                                                       108,885       112,755
   6.500%, due 11/15/32-08/15/37                                                     5,012,904     5,217,417
   4.500%, due 09/15/33-03/15/36                                                     9,717,115     9,447,320
U.S. Treasury Inflation Index Note 2.500%, due 07/15/16 (e)                          3,657,605     4,121,378
U.S. Treasury Note 4.250%, due 08/15/13 (e)                                          4,150,000     4,518,964
U.S. Treasury STRIPS
   3.869%, due 05/15/13 (d)                                                          1,500,000     1,314,092
   3.894%, due 11/15/13 (d)                                                          1,100,000       948,138
   3.888%, due 11/15/12 (d)                                                          6,800,000     6,101,242
                                                                                                 -----------
Total U.S. Government & Agency Obligations                                                       138,528,644
   (Cost $135,271,505)                                                                           -----------

FOREIGN BONDS & DEBT SECURITIES -- 6.2%
BRAZIL -- 0.2%
Banco Nacional de Desenvolvimento Economico e Social 8.000%, due 04/28/10 (o)      780,000,000       667,505
                                                                                                 -----------
CANADA -- 0.8%
Government of Canada 5.500%, due 06/01/10 (n)                                          330,000       340,727
Province of Ontario 5.500%, due 04/23/13 (m)                                         3,000,000     2,541,124
                                                                                                 -----------
                                                                                                   2,881,851
                                                                                                 -----------
COLOMBIA -- 0.2%
Republic of Colombia 9.750%, due 04/23/09- 04/09/11                                    813,772       897,593
                                                                                                 -----------
                                                                                                     897,593
                                                                                                 -----------
FRANCE -- 1.5%
France Government Bond OAT 3.750%, due 04/25/17 (o)                                  3,395,000     5,245,043
                                                                                                 -----------
JAPAN -- 0.9%
Japanese Government CPI Linked Bond 1.100%, due 12/10/16 (q)                       300,600,000     3,007,243
                                                                                                 -----------
MEXICO -- 0.0%
United Mexican States 7.500%, due 01/14/12 (e)                                          84,000        94,710
                                                                                                 -----------
NETHERLANDS -- 0.1%
Kingdom of the Netherlands 5.000%, due 07/15/12 (o)                                    130,000       215,654
                                                                                                 -----------

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              -----------   ----------
NORWAY -- 0.7%
Government of Norway
   5.500%, due 05/15/09 (p)                                                       $ 2,200,000   $  434,487
   6.000%, due 05/16/11 (p)                                                         9,460,000    1,937,469
                                                                                                ----------
                                                                                                 2,371,956
                                                                                                ----------
RUSSIA -- 0.4%
Russian Federation
   8.250%, due 03/31/10 (144A)(c)                                                      33,335       35,320
   7.500%, due 03/31/30 (144A)(c)                                                   1,185,525    1,368,570
                                                                                                ----------
                                                                                                 1,403,890
                                                                                                ----------
SWEDEN -- 1.4%
Kingdom of Sweden
   5.250%, due 03/15/11 (r)                                                        14,240,000    2,494,116
   5.500%, due 10/08/12 (r)                                                        12,740,000    2,292,089
                                                                                                ----------
                                                                                                 4,786,205
                                                                                                ----------
Total Foreign Bonds & Debt Securities                                                           21,571,650
   (Cost $17,115,490)                                                                           ----------

CONVERTIBLE BONDS -- 0.3%
INTERNET SOFTWARE & SERVICES -- 0.0%
Cybernet Internet Services International, Inc. 13.000%, due 08/15/09 (144A)
   (b)(g)(h)                                                                          440,000            0
                                                                                                ----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
WESCO International, Inc. 1.750%, due 11/15/26 (e)                                  1,205,000    1,004,669
                                                                                                ----------
Total Convertible Bonds                                                                          1,004,669
   (Cost $1,449,967)                                                                            ----------

LOAN PARTICIPATION -- 4.2%
Accuride Corp. 8.500%, due 01/31/12                                                   750,000      658,125
Algoma Steel, Inc. 7.741%, due 06/20/14                                               963,711      855,294
AmWINS Group, Inc. 5.577%, due 06/11/13                                               647,500      431,688
Calpine Corp. 7.610%, due 03/29/09                                                    485,000      425,636
Charter Communications 8.500%, due 03/06/14                                           280,000      268,800
Concho Res, Inc. 8.232%, due 03/28/12                                                 497,776      492,201
Flextronics International, Ltd.
   6.500%, due 05/15/13 (e)                                                           245,000      235,200
   7.396%, due 10/01/14                                                             1,046,039      954,511
   7.455%, due 10/01/14                                                               300,586      284,054
Ineos U.S. Finance
   7.357%, due 12/16/13                                                               123,744      119,722
   7.857%, due 12/14/14                                                               123,731      119,709
Inverness Medical Innovations 11.500%, due 06/26/15                                 1,000,000      865,000
J.G. Wentworth LLC 10.350%, due 03/01/14                                              650,000      471,250
Jarden Corp. 7.843%, due 01/24/12                                                     497,500      465,163
Knology, Inc. 5.260%, due 04/30/12                                                    497,500      432,825
New World Gaming Partners
   8.750%, due 06/28/14                                                               229,166      198,229
   8.750%, due 07/16/14                                                             1,145,833      991,146
Niagra 6.819%, due 06/29/14                                                           298,500      247,755
NRG Energy, Inc.
   6.848%, due 02/01/13                                                               164,098      154,580
   6.948%, due 02/01/13                                                               336,984      317,877
Olympus Cable Holdings LLC (First Union Securities, Inc. /
   The Bank of Nova Scotia) 4.798%, due 09/30/10                                       36,164       35,079
Sally Holdings LLC 7.870%, due 11/18/13                                               246,867      229,512
Sandridge Energy
   8.354%, due 04/01/14                                                               600,000      561,000
   5.250%, due 04/01/15                                                               980,000      969,024
Stratos Global Corp. 7.948%, due 02/13/12                                             989,899      923,081

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                   SHARES/
                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              ----------   -----------
Sun Healthcare Bank
   2.596%, due 04/12/14                                                           $   80,460   $    73,218
   5.746%, due 04/12/14                                                              354,508       325,722
   7.500%, due 04/19/14                                                               51,724        47,069
Synagro Technologies, Inc. 1.000%, due 04/02/14                                      250,000       211,250
Telesat Canada
   1.933%, due 10/23/14                                                               86,614        80,603
   7.760%, due 10/23/14                                                            1,013,386       943,057
URS Corp. 7.542%, due 05/01/13                                                       367,178       366,260
USI Holdings Corp. 8.110%, due 04/30/14                                              348,250       305,589
Waste Services, Inc. 7.400%, due 03/31/11                                            633,630       590,860
                                                                                               -----------
Total Loan Participation
   (Cost $16,012,416)                                                                           14,650,089
                                                                                               -----------
COMMON STOCKS -- 0.1%
AIRLINES -- 0.0%
UAL Corp. (e)                                                                            542        11,669
                                                                                               -----------
BUILDING PRODUCTS -- 0.0%
Owens Corning, Inc. *(e)                                                               2,967        53,792
                                                                                               -----------
CHEMICALS -- 0.0%
Sterling Chemicals, Inc. *                                                                35           562
                                                                                               -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.0%
Comdisco Holding Co., Inc. *                                                              83           801
Loewen Group, Inc. (144A) (b)(h)                                                      20,000             2
                                                                                               -----------
                                                                                                       803
                                                                                               -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.0%
Leucadia National Corp. (e)                                                               26         1,176
Outsourcing Solutions, Inc. (144A) *(b)(h)                                               270         1,146
                                                                                               -----------
                                                                                                     2,322
                                                                                               -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.0%
Cincinnati Bell, Inc. *(e)                                                                35           149
Covad Communications Group, Inc. *                                                        10            10
Ionex Communications, Inc. (144A) *(b)(h)                                                175             0
                                                                                               -----------
                                                                                                       159
                                                                                               -----------
FOOD PRODUCTS -- 0.0%
Archibald Candy Corp. (144A) *(b)(h)                                                     308           878
Smithfield Foods, Inc. *                                                               2,165        55,770
                                                                                               -----------
                                                                                                    56,648
                                                                                               -----------
INSURANCE -- 0.0%
Conseco, Inc. *(e)                                                                     5,666        57,793
                                                                                               -----------
MEDIA -- 0.0%
Knology, Inc. *(e)                                                                        99         1,282
                                                                                               -----------
METALS & MINING -- 0.0%
Aurora Foods, Inc. (144A) (b)(h)                                                       2,833             0
                                                                                               -----------
OIL, GAS & CONSUMABLE FUELS -- 0.0%
York Research (144A) (b)(h)                                                              337             0
                                                                                               -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.0%
Polymer Group, Inc. - Class A *(e)                                                       136         1,972
                                                                                               -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
iPCS, Inc.                                                                             5,531       129,149

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                    SHARES/
                                                                                      PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              -----------  ------------
USA Mobility, Inc. *(e)                                                                     4   $        28
                                                                                                -----------
                                                                                                    129,177
                                                                                                -----------
Total Common Stocks
   (Cost $592,755)                                                                                  316,179
                                                                                                -----------
PREFERRED STOCKS -- 0.0%
AIRLINES -- 0.0%
US Airways Group, Inc. - Class A (144A)* (b)(h)                                            16             0
                                                                                                -----------
INTERNET SOFTWARE & SERVICES -- 0.0%
PTV, Inc., Series A 10.000%, due 01/10/23 (e)                                               1             0
                                                                                                -----------
Total Preferred Stocks
   (Cost $0)                                                                                              0
                                                                                                -----------
CONVERTIBLE PREFERRED STOCK -- 0.0%
METALS & MINING -- 0.0%
LTV Corp. 8.250%, due 12/31/49 (144A)* (b)(h)
   (Cost $355,250)                                                                      7,000             0
                                                                                                -----------
WARRANTS -- 0.0%
AIRLINES -- 0.0%
US Airways Group, Inc. - Class A1, expires 4/01/10 (144A)* (b)(h)                          16             0
                                                                                                -----------
BUILDING PRODUCTS -- 0.0%
Dayton Superior Corp., expires 6/15/09 (144A)* (b)(h)                                     210             0
                                                                                                -----------
CHEMICALS -- 0.0%
Solutia, Inc., expires 7/15/09 (144A)* (b)(h)                                              18             0
                                                                                                -----------
COMMUNICATIONS EQUIPMENT & SERVICES -- 0.0%
American Tower Corp., expires 8/1/08 (144A)* (c)                                          140        77,402
KMC Telecom Holdings, Inc., expires 1/31/08 (144A)* (b)(h)                                250             0
Startec Global Communications Corp., expires 5/15/08 (144A)* (b)(h)                       170             0
                                                                                                -----------
                                                                                                     77,402
                                                                                                -----------
FOREIGN GOVERNMENT -- 0.0%
Republic of Venezuela, expires 4/15/20 (144A)* (b)                                      1,700        59,500
                                                                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 0.0%
Mikohn Gaming Corp., expires 8/15/08 (144A)* (b)(h)                                        70             1
                                                                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.0%
Mediq Inc., expires 6/1/09 (144A)* (b)(h)                                                 110             0
                                                                                                -----------
MEDIA -- 0.0%
MDP Acquisitions Plc Corp., expires 10/01/13*                                              42         2,628
XM Satellite Radio Holdings, Inc., expires 3/15/10 (144A)* (b)(h)                         100         6,451
                                                                                                -----------
                                                                                                      9,079
                                                                                                -----------
TELECOMMUNICATION SERVICES - DIVERSIFIED -- 0.0%
COLO.COM, Inc., expires 3/15/10 (144A)* (b)(h)                                            220             0
                                                                                                -----------
TRANSPORTATION INFRASTRUCTURE -- 0.0%
Atlantic Express Transportation Corp. expires 4/15/08 (144A)* (b)                         525         6,563
                                                                                                -----------
Total Warrants
   (Cost $53,710)                                                                                   152,545
                                                                                                -----------
ESCROWED SHARES -- 0.0%
Vlasic Foods International, Inc. 0.000%, due 01/01/49 (144A) (b)(h)
   (Cost $0)                                                                        $ 190,660         6,902
                                                                                                -----------
SHORT-TERM INVESTMENTS -- 15.1%
State Street Bank & Trust Co., Repurchase Agreement, dated 03/31/08 at 1.250%
   to be repurchased at $11,892,413 on
   04/01/08 collateralized by $9,225,000 U.S. Treasury Bond at 7.250%
   due 05/15/16 with a value of $12,130,875.                                       11,892,000    11,892,000

MET INVESTORS SERIES TRUST
PIONEER STRATEGIC INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                                                     PAR
SECURITY DESCRIPTION                                                                AMOUNT        VALUE
--------------------                                                              -----------  --------------
State Street Navigator Securities Lending Prime Portfolio (s)                     $41,110,134   $  41,110,134
                                                                                                -------------
Total Short-Term Investments
   (Cost $53,002,134)                                                                              53,002,134
                                                                                                -------------
TOTAL INVESTMENTS -- 112.1% (Cost $395,516,979#)                                                  392,825,994
                                                                                                -------------
Other Assets and Liabilities (net) -- (12.1)%                                                    (42,392,215)
                                                                                                -------------
TOTAL NET ASSETS -- 100.0%                                                                      $ 350,433,779
                                                                                                =============

PORTFOLIO FOOTNOTES:

*    Non-income producing security.

# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $11,013,180 and $13,704,165 respectively, resulting in a net unrealized depreciation of $2,690,985.

(a) Variable or floating rate security. The stated rate represents the rate at March 31, 2008.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the Portfolio's adviser. These securities represent in the aggregate $195,199 of net assets.

(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $74,535,133 of net assets.

(d)  Zero coupon bond - Interest rate represents current yield to maturity.

(e)  All or a portion of security is on loan.

(f) Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)  Security is in default and/or issuer is in bankruptcy.

(h) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(i) Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(j)  Interest only security.

(k)  Principal only security.

(l)  This security is traded on a "to-be-announced" basis.

(m)  Par shown in Australian Dollar . Value is shown in USD.

(n)  Par shown in Canadian Dollar. Value is shown in USD.

(o)  Par shown in Euro. Value is shown in USD.

(p)  Par shown in Norwegian Krone. Value is shown in USD.

(q)  Par shown in Japanese Yen. Value is shown in USD.

(r)  Par shown in Swedish Krona. Value is shown in USD.

(s) Represents investment of collateral received from securities lending transactions.

The following table summarizes the credit composition of the portfolio holdings of the Pioneer Strategic Income Portfolio at March 31, 2008, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                      PERCENT OF
                                                       PORTFOLIO
PORTFOLIO COMPOSITION BY CREDIT QUALITY               (UNAUDITED)
---------------------------------------               -----------
AAA/Government/Government Agency                         43.13%
AA                                                        2.31
A                                                         2.98
BBB                                                       7.72
BB                                                       11.19
B                                                        13.43
Below B                                                   3.46
Equities/Other                                           15.78
                                                        ------
Total:                                                  100.00%
                                                        ======

FAS 157 VALUATION DISCLOSURE

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
LEVEL 1 - Quoted Prices                          $ 33,710,281        $      0
LEVEL 2 - Other Significant Observable Inputs     317,903,606         297,324
LEVEL 3 - Significant Unobservable Inputs             101,973               0
                                                --------------   ---------------
TOTAL                                            $351,715,860        $297,324

FAS 157 LEVEL 3 RECONCILIATION DISCLOSURE

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                      INVESTMENTS IN   OTHER FINANCIAL
                                                        SECURITIES       INSTRUMENTS
                                                      --------------   ---------------
BALANCE AS OF DECEMBER 31, 2007                          $109,259            $0
   Accrued discounts/premiums                                   0             0
   Realized Gain (Loss)                                         0             0
   Change in unrealized appreciation (depreciation)        (7,286)            0
   Net Purchases (Sales)                                        0             0
   Transfers In (Out) of Level 3                                0             0
                                                      --------------   ---------------
BALANCE AS OF MARCH 31, 2008                             $101,973            $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/ depreciation on the instrument.

                                                                     ACQUISITION
                                                                      COST AS A                  VALUE AS A
ILLIQUID AND                            ACQUISITION   ACQUISITION   PERCENTAGE OF              PERCENTAGE OF
RESTRICTED SECURITIES                      DATES         COST         NET ASSETS      VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Archibald Candy Corp.                     11/1/2002    $      514            0.00%  $    878            0.00%
                                          5/21/2004
Atlantic Express Transportation Corp,     5/27/2004
expires 4/15/08                          11/10/2004            --            0.00      6,563            0.00
                                          9/21/2000
Aurora Foods, Inc.                       10/17/2000         7,571            0.00         --            0.00
                                           3/3/2000
                                           4/7/2000
COLO.COM, Inc., expires 3/15/10           6/15/2000        13,705            0.00         --            0.00
                                           3/3/2000
COLO.COM, Inc. 13.875%, due                4/7/2000
03/15/10                                  6/15/2000       179,186            0.05         --            0.00
Conseco, Inc. 9.500%, due 10/15/06        9/10/2003            --            0.00         --            0.00
CS First Boston Mortgage Securities
Corp. 6.122%, due 04/15/37                 6/4/2002        55,773            0.02     55,751            0.02
Cybernet Internet Services
International, Inc. 13.000%, due
08/15/09                                  8/19/1999       440,028            0.13         --            0.00
                                           6/9/2000
                                          7/18/2000
Dayton Superior Corp., expires 6/15/09   12/15/2000         4,026            0.00         --            0.00
Ionex Communications, Inc.                1/26/2005         1,948            0.00         --            0.00
KMC Telecom Holdings, Inc., expires       1/26/1998
1/31/08                                    2/5/1998         4,392            0.00         --            0.00
Loewen Group, Inc.                       12/18/2002            --            0.00          2            0.00
LTV Corp. 8.250%                         11/12/1999       355,250            0.10         --            0.00
Mediq, Inc., expires 6/1/09               11/9/1998         9,369            0.00         --            0.00
Mikohn Gaming Corp., expires 8/15/08       2/2/2008            --            0.00          1            0.00
                                          12/9/2003
Outsourcing Solutions, Inc.                8/8/2006       102,311            0.03      1,146            0.00
Republic of Venezuela, expires
4/15/2020                                12/16/2002            --            0.00     59,500            0.02
Sasco Net Interest Margin Trust           2/27/2003        33,732            0.01          5            0.00

Solutia, Inc., expires 7/15/09            1/13/2003            --            0.00         --            0.00
Startec Global Communications Corp.,      5/18/1998
expires 5/15/08                           5/21/1998           197            0.00         --            0.00
TIAA Commercial Real Estate
Securitization 6.840%, due 05/22/37        5/7/2002        77,415            0.02     58,000            0.02
US Airways Group, Inc. - Class A          7/27/2000            --            0.00         --            0.00
US Airways Group, Inc. - Class A1,
expires 4/1/10                            7/27/2000            --            0.00         --            0.00
Vlasic Foods International, Inc.          8/29/2003            --            0.00      6,902            0.00
XM Satellite Radio Holdings, Inc.,
expires 3/15/10                           3/10/2000        14,255            0.00      6,451            0.00
York Research                             1/22/2003            --            0.00         --            0.00
                                                       ----------            ----   --------            ----
                                                       $1,299,672            0.35%  $195,199            0.06%
                                                       ==========            ====   ========            ====

FORWARD FOREIGN CURRENCY CONTRACTS TO BUY:

                                        VALUE AT   IN EXCHANGE  NET UNREALIZED
SETTLEMENT DATE  CONTRACTS TO DELIVER  03/31/2008   FOR U.S. $   APPRECIATION
---------------  --------------------  ----------  -----------  --------------
  04/18/2008         2,639,222  CHF    $2,660,198   $2,396,774     $263,424
                                                                   ========

FORWARD FOREIGN CURRENCY CONTRACTS TO SELL:

                                                                 NET UNREALIZED
                                        VALUE AT    IN EXCHANGE   APPRECIATION/
SETTLEMENT DATE  CONTRACTS TO DELIVER   03/31/2008   FOR U.S. $  (DEPRECIATION)
---------------  --------------------  -----------  -----------  --------------
  04/07/2008          1,965,000 AUD    $ 1,794,144  $ 1,828,073     $ 33,929
  04/30/2008         10,380,000 EUR     16,404,038   16,374,761      (29,277)
  04/18/2008         85,000,000 JPY        851,277      879,988       28,711
  04/18/2008         12,824,925 JPY        128,442      129,819        1,377
                                                                    --------
                                                                    $ 34,740
                                                                    ========

FORWARD FOREIGN CROSS-CURRENCY CONTRACTS TO BUY:

                                        VALUE AT   IN EXCHANGE  NET UNREALIZED
SETTLEMENT DATE  CONTRACTS TO DELIVER  03/31/2008   FOR U.S. $   APPRECIATION
---------------  --------------------  ----------  -----------  -------------
  04/18/2008        546,373 EUR/CHF     $863,462     $846,469      $16,993
  04/18/2008        575,470 EUR/CHF      909,444      900,150        9,294
                                                                   -------
                                                                   $26,287
                                                                   =======

FORWARD FOREIGN CROSS-CURRENCY CONTRACTS TO SELL:

                                        VALUE AT   IN EXCHANGE  NET UNREALIZED
SETTLEMENT DATE  CONTRACTS TO DELIVER  03/31/2008   FOR U.S. $   DEPRECIATION
---------------  --------------------  ----------  -----------  --------------
  04/18/2008        860,000 CHF/EUR     $846,469     $866,717     $(20,248)
  04/18/2008        900,000 CHF/EUR      900,150      907,029       (6,879)
                                                                  --------
                                                                  $(27,127)
                                                                  ========

AUD - Australian Dollar
CHF - Swiss Franc
EUR - Euro Dollar
JPY - Japenese Yen

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                       -------- ------------
COMMON STOCKS -- 96.5%
AEROSPACE & DEFENSE -- 3.8%
Boeing Co. (The)                                            82,125  $  6,107,636
Precision Castparts Corp.                                   96,200     9,820,096
Raytheon Co.                                                86,500     5,588,765
United Technologies Corp.                                  103,325     7,110,827
                                                                    ------------
                                                                      28,627,324
                                                                    ------------
BEVERAGES -- 3.2%
Fomento Economico Mexicano, S.A.B. de C.V. (ADR)            78,950     3,298,531
PepsiCo, Inc.                                              287,500    20,757,500
                                                                    ------------
                                                                      24,056,031
                                                                    ------------
BIOTECHNOLOGY -- 4.0%
Celgene Corp. *                                             64,150     3,931,754
Genentech, Inc. *                                           61,425     4,986,481
Genzyme Corp. *                                             74,900     5,583,046
Gilead Sciences, Inc. *                                    305,530    15,743,961
                                                                    ------------
                                                                      30,245,242
                                                                    ------------
CAPITAL MARKETS -- 6.5%
Ameriprise Financial, Inc.                                  99,500     5,159,075
Bank of New York Mellon Corp.                              157,675     6,579,778
Charles Schwab Corp. (The)                                 546,500    10,290,595
Invesco, Ltd.                                              207,300     5,049,828
Morgan Stanley                                             170,025     7,770,142
State Street Corp.                                          78,375     6,191,625
T. Rowe Price Group, Inc.                                  166,025     8,301,250
                                                                    ------------
                                                                      49,342,293
                                                                    ------------
CHEMICALS -- 2.7%
E.I. du Pont de Nemours & Co.                              184,550     8,629,558
Mosaic Co. (The) *                                         116,750    11,978,550
                                                                    ------------
                                                                      20,608,108
                                                                    ------------
COMMUNICATIONS EQUIPMENT -- 4.0%
Cisco Systems, Inc. *                                      438,300    10,558,647
Corning, Inc.                                              494,275    11,882,371
QUALCOMM, Inc.                                             185,450     7,603,450
                                                                    ------------
                                                                      30,044,468
                                                                    ------------
COMPUTERS & PERIPHERALS -- 2.6%
Apple, Inc. *                                               66,220     9,502,570
Hewlett-Packard Co.                                        232,325    10,607,959
                                                                    ------------
                                                                      20,110,529
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.4%
IntercontinentalExchange, Inc. *                            39,900     5,206,950
JPMorgan Chase & Co.                                       133,650     5,740,267
                                                                    ------------
                                                                      10,947,217
                                                                    ------------
ELECTRIC UTILITIES -- 1.3%
Entergy Corp.                                               90,000     9,817,200
                                                                    ------------
ELECTRICAL EQUIPMENT -- 1.5%
ABB, Ltd. (ADR)                                            270,000     7,268,400
Emerson Electric Co.                                        81,625     4,200,422
                                                                    ------------
                                                                      11,468,822
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Trimble Navigation, Ltd. *                                 106,650     3,049,124
                                                                    ------------

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                       -------- ------------
ENERGY EQUIPMENT & SERVICES -- 8.1%
Cameron International Corp. *                               87,975  $  3,663,279
Halliburton Co.                                            137,175     5,395,093
National-Oilwell Varco, Inc. *                             160,375     9,362,692
Noble Corp.                                                139,625     6,935,174
Schlumberger, Ltd.                                         105,500     9,178,500
Transocean, Inc. *                                         151,464    20,477,933
Weatherford International, Ltd. *                           93,000     6,739,710
                                                                    ------------
                                                                      61,752,381
                                                                    ------------
FOOD & STAPLES RETAILING -- 0.8%
CVS Caremark Corp.                                         144,550     5,855,721
                                                                    ------------
FOOD PRODUCTS -- 2.2%
ConAgra Foods, Inc.                                        411,925     9,865,604
H.J. Heinz Co.                                             145,950     6,855,271
                                                                    ------------
                                                                      16,720,875
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
Baxter International, Inc.                                  97,795     5,654,507
Hologic, Inc. *                                             73,200     4,069,920
Medtronic, Inc.                                            112,625     5,447,671
                                                                    ------------
                                                                      15,172,098
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.3%
Aetna, Inc.                                                116,350     4,897,172
Express Scripts, Inc. *                                     80,000     5,145,600
                                                                    ------------
                                                                      10,042,772
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE -- 0.4%
MGM MIRAGE, Inc. *                                          56,013     3,291,884
                                                                    ------------
HOUSEHOLD PRODUCTS -- 3.4%
Energizer Holdings, Inc. *                                  57,975     5,245,578
Procter & Gamble Co. (The)                                 297,425    20,840,570
                                                                    ------------
                                                                      26,086,148
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.0%
Constellation Energy Group, Inc.                            88,950     7,851,616
Mirant Corp. *                                             191,350     6,963,227
                                                                    ------------
                                                                      14,814,843
                                                                    ------------
INDUSTRIAL CONGLOMERATES -- 5.9%
General Electric Co.                                       677,825    25,086,303
McDermott International, Inc. *                            249,300    13,666,626
Textron, Inc.                                              103,350     5,727,657
                                                                    ------------
                                                                      44,480,586
                                                                    ------------
INSURANCE -- 4.1%
AFLAC, Inc.                                                 90,600     5,884,470
American International Group, Inc.                         193,100     8,351,575
Assurant, Inc.                                              53,025     3,227,102
Hartford Financial Services Group, Inc. (The)              104,150     7,891,445
Principal Financial Group, Inc.                            100,325     5,590,109
                                                                    ------------
                                                                      30,944,701
                                                                    ------------
INTERNET SOFTWARE & SERVICES -- 1.2%
Google, Inc. - Class A *                                    21,455     9,450,284
                                                                    ------------
IT SERVICES -- 1.2%
Paychex, Inc.                                              155,075     5,312,870
Visa, Inc. - Class A *                                      58,859     3,670,447
                                                                    ------------
                                                                       8,983,317
                                                                    ------------

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                       -------- ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Qiagen N.V. *                                              234,625  $  4,880,200
                                                                    ------------
MACHINERY -- 2.0%
Deere & Co.                                                 82,125     6,606,135
ITT Corp.                                                   79,300     4,108,533
Terex Corp. *                                               76,575     4,785,937
                                                                    ------------
                                                                      15,500,605
                                                                    ------------
MEDIA -- 2.3%
News Corp. - Class A                                       443,450     8,314,687
Omnicom Group, Inc.                                        209,300     9,246,874
                                                                    ------------
                                                                      17,561,561
                                                                    ------------
METALS & MINING -- 2.5%
Agnico-Eagle Mines, Ltd.                                    83,325     5,641,936
Companhia Vale do Rio Doce (ADR)                           156,100     5,407,304
Freeport-McMoRan Copper & Gold, Inc.                        79,150     7,615,813
                                                                    ------------
                                                                      18,665,053
                                                                    ------------
MULTILINE RETAIL -- 0.5%
J.C. Penney Co., Inc.                                      106,300     4,008,573
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS -- 5.4%
Devon Energy Corp.                                          30,125     3,142,941
EnCana Corp.                                                73,950     5,601,712
Murphy Oil Corp.                                            65,425     5,374,010
Pioneer Natural Resources Co.                              113,900     5,594,768
Royal Dutch Shell Plc (ADR)                                 87,950     6,066,791
Total S.A. (ADR)                                           206,800    15,305,268
                                                                    ------------
                                                                      41,085,490
                                                                    ------------
PAPER & FOREST PRODUCTS -- 0.6%
Weyerhaeuser Co.                                            64,525     4,196,706
                                                                    ------------
PERSONAL PRODUCTS -- 1.1%
Avon Products, Inc.                                        212,375     8,397,308
                                                                    ------------
PHARMACEUTICALS -- 6.2%
Abbott Laboratories                                        172,000     9,485,800
Allergan, Inc.                                             107,850     6,081,661
Barr Pharmaceuticals, Inc. *                                64,650     3,123,242
Endo Pharmaceuticals Holdings, Inc. *                      121,650     2,912,301
Merck & Co., Inc.                                          291,075    11,046,296
Novartis AG (ADR)                                           64,850     3,322,266
Teva Pharmaceutical Industries, Ltd. (ADR)                 166,350     7,683,706
Wyeth                                                       91,425     3,817,908
                                                                    ------------
                                                                      47,473,180
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) -- 0.7%
Annaly Mortgage Management, Inc.                           347,525     5,324,083
                                                                    ------------
ROAD & RAIL -- 0.9%
Norfolk Southern Corp.                                     130,675     7,098,266
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
Intel Corp.                                                420,450     8,905,131
Intersil Corp. - Class A                                   158,100     4,058,427
                                                                    ------------
                                                                      12,963,558
                                                                    ------------
SOFTWARE -- 4.6%
Adobe Systems, Inc. *                                      179,325     6,382,177
Autodesk, Inc. *                                           134,125     4,222,255
Citrix Systems, Inc. *                                     114,650     3,362,685
Microsoft Corp.                                            358,975    10,187,710

MET INVESTORS SERIES TRUST
RAINIER LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                         SHARES/
                                                           PAR
SECURITY DESCRIPTION                                      AMOUNT        VALUE
--------------------                                   ------------ ------------
Oracle Corp. *                                             568,100  $ 11,112,036
                                                                    ------------
                                                                      35,266,863
                                                                    ------------
SPECIALTY RETAIL -- 1.7%
Abercrombie & Fitch Co. - Class A                           92,325     6,752,651
TJX Cos., Inc. (The)                                       181,275     5,994,764
                                                                    ------------
                                                                      12,747,415
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Gildan Activewear, Inc. *                                  107,050     3,999,388
VF Corp.                                                    39,975     3,098,462
                                                                    ------------
                                                                       7,097,850
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
America Movil, S.A.B. de C.V. (ADR)                         96,425     6,141,308
                                                                    ------------
Total Common Stocks
     (Cost $767,600,184)                                             734,319,987
                                                                    ------------
SHORT-TERM INVESTMENT -- 2.4%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/08 at 1.250% to be repurchased at
   $18,319,636 on 04/01/08 collateralized by
   $18,130,000 U.S. Treasury Bond at 4.750% due
   02/15/37 with a value of $19,529,743.
   (Cost $18,319,000)                                  $18,319,000    18,319,000
                                                                    ------------
TOTAL INVESTMENTS -- 98.9% (Cost $785,919,184#)                      752,638,987
                                                                    ------------
Other Assets and Liabilities (net) -- 1.1%                             8,350,973
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $760,989,960
                                                                    ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $22,036,829 and $55,317,026 respectively, resulting in a net unrealized depreciation of $33,280,197.
ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                ---------------  ---------------
Level 1 - Quoted Prices                          $752,638,987           $0
Level 2 - Other Significant Observable Inputs               0            0
Level 3 - Significant Unobservable Inputs                   0            0
                                                ---------------  ---------------
Total                                            $752,638,987           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      -------   ------------
COMMON STOCKS -- 87.3%
CHEMICALS -- 1.9%
Monsanto Co.                                               36,413   $  4,060,050
                                                                    ------------
COMMUNICATIONS EQUIPMENT -- 14.0%
Cisco Systems, Inc. *                                     167,470      4,034,352
Corning, Inc.                                             153,235      3,683,770
Juniper Networks, Inc. *(a)                                28,005        700,125
QUALCOMM, Inc.                                            260,660     10,687,060
Research In Motion, Ltd. *                                 87,995      9,875,679
                                                                    ------------
                                                                      28,980,986
                                                                    ------------
COMPUTERS & PERIPHERALS -- 13.9%
Apple, Inc. *                                              47,436      6,807,066
EMC Corp. *                                               286,510      4,108,553
Hewlett-Packard Co.                                       163,505      7,465,638
International Business Machines Corp.                      76,435      8,800,726
NetApp, Inc. *                                             82,475      1,653,624
                                                                    ------------
                                                                      28,835,607
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
AT&T, Inc.                                                 11,330        433,939
Telefonica S.A.                                             3,685        318,789
                                                                    ------------
                                                                         752,728
                                                                    ------------
ELECTRICAL EQUIPMENT -- 5.6%
ABB, Ltd.                                                 184,310      4,967,539
First Solar, Inc. *(a)                                     23,860      5,515,000
LG Electronics, Inc. (GDR) * (144A)(b)                     24,525        683,266
Sunpower Corp. - Class A *(a)                               6,590        491,021
                                                                    ------------
                                                                      11,656,826
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
Nidec Corp.                                                12,160        758,404
                                                                    ------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
Diamond Offshore Drilling, Inc. (a)                         3,865        449,886
Weatherford International, Ltd. *(a)                        1,124         81,456
                                                                    ------------
                                                                         531,342
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
Baxter International, Inc.                                 17,340      1,002,599
Becton, Dickinson & Co.                                    23,605      2,026,489
                                                                    ------------
                                                                       3,029,088
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE -- 0.5%
Ctrip.com International, Ltd. (ADR) (a)                    19,540      1,036,011
                                                                    ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Koninklijke (Royal) Philips Electronics N.V.               12,065        462,572
                                                                    ------------
INTERNET SOFTWARE & SERVICES -- 7.7%
Baidu.com (ADR) *(a)                                       11,250      2,695,838
eBay, Inc. *                                               94,285      2,813,464
Google, Inc. - Class A *                                   14,810      6,523,361
Tencent Holdings, Ltd.                                    695,728      3,951,671
                                                                    ------------
                                                                      15,984,334
                                                                    ------------
IT SERVICES  -- 2.7%
Cognizant Technology Solutions Corp. - Class A *(a)       152,455      4,395,278
Infosys Technologies, Ltd. (ADR) (a)                       27,350        978,310
Visa, Inc. - Class A *                                      3,390        211,400
                                                                    ------------
                                                                       5,584,988
                                                                    ------------

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                         SHARES/
                                                          PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
--------------------                                     -------   ------------
MEDIA  -- 3.4%
Comcast Corp. - Class A (a)                              170,710   $  3,301,531
Focus Media Holding, Ltd. (ADR) *                        106,820      3,754,723
                                                                   ------------
                                                                      7,056,254
                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 13.3%
Analog Devices, Inc.                                      65,380      1,930,018
ASML Holding N.V. (ADR) *(a)                              17,350        430,454
Intel Corp.                                              437,550      9,267,309
Intersil Corp. - Class A                                  52,410      1,345,365
Linear Technology Corp. (a)                               40,505      1,243,098
MEMC Electronic Materials, Inc. *                         33,915      2,404,573
Microchip Technology, Inc. (a)                            55,695      1,822,897
NVIDIA Corp. *                                            82,680      1,636,237
ON Semiconductor Corp. *(a)                              164,870        936,462
Samsung Electronics Co., Ltd. (GDR) (144A)(b)             13,050      4,074,862
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)       245,815      2,524,520
                                                                   ------------
                                                                     27,615,795
                                                                   ------------
SOFTWARE -- 20.3%
Activision, Inc. *                                       278,440      7,604,196
Amdocs, Ltd. *                                            26,983        765,238
Electronic Arts, Inc. *                                   29,110      1,453,171
Longtop Financial Technologies, Ltd. (ADR) *               8,133        153,551
McAfee, Inc. *                                           183,755      6,080,453
Microsoft Corp.                                          366,405     10,398,574
Oracle Corp. *                                           342,455      6,698,420
Salesforce.com, Inc. *(a)                                137,955      7,983,456
SAP AG (ADR) (a)                                          18,450        914,567
                                                                   ------------
                                                                     42,051,626
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.3%
American Tower Corp. - Class A *                          67,420      2,643,538
                                                                   ------------
Total Common Stocks
   (Cost $186,309,986)                                              181,040,149
                                                                   ------------
WARRANT -- 0.4%
Bharti Airtel, Ltd., expires 11/15/11 * (144A)(b)
   (Cost $851,454)                                        37,423        770,540
                                                                   ------------
SHORT-TERM INVESTMENTS -- 20.5%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/08 at 1.250% to be repurchased at
   $22,933,796 on 04/01/08 collateralized by
   $23,395,000 FNMA at 2.330% due 09/03/09 with a
   value of $23,395,000.                             $22,933,000     22,933,000
State Street Navigator Securities Lending Prime
   Portfolio (c)                                      19,486,723     19,486,723
                                                                   ------------
Total Short-Term Investments
   (Cost $42,419,723)                                                42,419,723
                                                                   ------------
TOTAL INVESTMENTS -- 108.2% (Cost $229,581,163#)                    224,230,412
                                                                   ------------
Other Assets and Liabilities (net) -- (8.2)%                        (16,981,478)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $207,248,934
                                                                   ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $8,548,276 and $13,899,027 respectively, resulting in a net unrealized depreciation of $5,350,751.
(a)  All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $5,528,668 of net assets.
(c) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
RCM TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

GDR - Global Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $195,066,075         $0
Level 2 - Other Significant Observable Inputs        9,677,614          0
Level 3 - Significant Unobservable Inputs                    0          0
                                                --------------   ---------------
TOTAL                                             $204,743,689         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
STRATEGIC CONSERVATIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES      VALUE
--------------------                                     --------- ------------
INVESTMENT COMPANY SECURITIES -- 100.0%
Davis Venture Value Portfolio (Class A) (a)                963,051 $ 31,963,677
FI Mid Cap Opportunities Portfolio (Class A) (a)           806,477   14,839,173
Franklin Templeton Small Cap Growth Portfolio
    (Class A) (a)                                        2,217,358   19,756,661
Jennison Growth Portfolio (Class A) (a)                  2,716,122   33,109,524
Lord Abbett Bond Debenture Portfolio (Class A) (b)       1,236,139   15,266,319
MFS(R) Emerging Markets Equity Portfolio (Class A) (b)   1,153,653   14,928,264
MFS(R) Research International Portfolio (Class A) (b)    2,298,969   30,507,325
Neuberger Berman Partners Mid Cap Value Portfolio
    (Class A) (a)                                        1,527,747   29,195,247
Oppenheimer Capital Appreciation Portfolio (Class A) (b) 3,704,702   32,527,280
PIMCO Total Return Portfolio (Class A) (b)               3,649,678   45,839,953
Van Kampen Comstock Portfolio (Class A) (b)              2,793,466   28,744,768
                                                                   ------------
Total Investment Company Securities
(Cost $316,353,024)                                                 296,678,191
                                                                   ------------
TOTAL INVESTMENTS -- 100.0% (Cost $316,353,024#)                    296,678,191
                                                                   ------------
Other Assets and Liabilities (net) -- 0.0%                             (130,407)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $296,547,784
                                                                   ============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $4,925,312 and $24,600,145 respectively, resulting in a net unrealized depreciation of $19,674,833.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES      INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $296,678,191          $0
Level 2 - Other Significant Observable Inputs                0           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                --------------   ---------------
Total                                             $296,678,191          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
STRATEGIC GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES        VALUE
--------------------                                   ---------   ------------
INVESTMENT COMPANY SECURITIES -- 100.0%
BlackRock Bond Income Portfolio (Class A) (a)            383,803   $ 43,143,281
Davis Venture Value Portfolio (Class A) (a)              658,820     21,866,229
FI Mid Cap Opportunities Portfolio (Class A) (a)       1,062,558     19,551,078
Franklin Templeton Small Cap Growth Portfolio
 (Class A) (a)                                         1,488,742     13,264,688
Jennison Growth Portfolio (Class A) (a)                1,626,515     19,827,214
Lord Abbett Bond Debenture Portfolio (Class A) (b)     1,163,479     14,368,962
Lord Abbett Growth and Income Portfolio (Class A) (b)    729,670     19,110,064
MFS(R) Research International Portfolio (Class A) (b)  2,164,969     28,729,141
Neuberger Berman Partners Mid Cap Value Portfolio
 (Class A) (a)                                         1,150,095     21,978,308
Neuberger Berman Real Estate Portfolio (Class A) (b)   1,026,180     14,099,718
Oppenheimer Capital Appreciation Portfolio
 (Class A) (b)                                         2,535,050     22,257,742
PIMCO Total Return Portfolio (Class A) (b)             3,435,022     43,143,878
                                                                   ------------
Total Investment Company Securities
(Cost $298,705,406)                                                 281,340,303
                                                                   ------------
TOTAL INVESTMENTS -- 100.0% (Cost $298,705,406#)                    281,340,303
                                                                   ------------
Other Assets and Liabilities (net) -- 0.0%                             (126,272)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $281,214,031
                                                                   ============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $3,920,697and $21,285,800 respectively, resulting in a net unrealized depreciation of $17,365,103.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $281,340,303          $0
Level 2 - Other Significant Observable Inputs                0           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                --------------   ---------------
Total                                             $281,340,303          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
STRATEGIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES        VALUE
--------------------                                   ---------   ------------
INVESTMENT COMPANY SECURITIES -- 100.1%
Davis Venture Value Portfolio (Class A) (a)              594,099   $ 19,718,140
Dreman Small-Cap Value Portfolio (Class A) (b)           567,281      7,289,564
Franklin Templeton Small Cap Growth Portfolio
 (Class A) (a)                                           766,898      6,833,058
Jennison Growth Portfolio (Class A) (a)                1,677,180     20,444,822
MFS(R) Emerging Markets Equity Portfolio
 (Class A) (b)                                           560,375      7,251,252
MFS(R) Research International Portfolio
 (Class A) (b)                                         1,673,717     22,210,225
Neuberger Berman Partners Mid Cap Value Portfolio
 (Class A) (a)                                           593,025     11,332,712
Oppenheimer Capital Appreciation Portfolio
 (Class A) (b)                                         2,286,438     20,074,923
Van Kampen Comstock Portfolio (Class A) (b)            1,759,817     18,108,523
Van Kampen Mid-Cap Growth Portfolio (Class A) (b)        946,885      9,781,318
                                                                   ------------
Total Investment Company Securities
(Cost $155,779,245)                                                 143,044,537
                                                                   ------------
TOTAL INVESTMENTS -- 100.1% (Cost $155,779,245#)                    143,044,537
                                                                   ------------
Other Assets and Liabilities (net) -- (0.1)%                            (77,903)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $142,966,634
                                                                   ============

PORTFOLIO FOOTNOTES:
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $1,257,921 and $13,992,629 respectively, resulting in a net unrealized depreciation of $12,734,708.
(a)  A Portfolio of Metropolitan Series Fund, Inc.
(b)  A Portfolio of Met Investors Series Trust.

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $143,044,537           $0
Level 2 - Other Significant Observable Inputs                0            0
Level 3 - Significant Unobservable Inputs                    0            0
                                                --------------   ---------------
Total                                             $143,044,537           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES           VALUE
--------------------                                  ---------   --------------
COMMON STOCKS -- 96.0%
AEROSPACE & DEFENSE -- 2.3%
Alliant Techsystems, Inc. *(a)                           95,000   $    9,835,350
Rockwell Collins, Inc.                                  221,000       12,630,150
                                                                  --------------
                                                                      22,465,500
                                                                  --------------
AIR FREIGHT & LOGISTICS -- 0.4%
UTI Worldwide, Inc.                                     183,000        3,674,640
                                                                  --------------
AIRLINES -- 0.9%
Southwest Airlines Co.                                  708,000        8,779,200
                                                                  --------------
AUTO COMPONENTS -- 1.0%
WABCO Holdings, Inc.                                    221,000       10,082,020
                                                                  --------------
BEVERAGES -- 0.1%
Cott Corp. *(a)                                         227,000          796,770
                                                                  --------------
BIOTECHNOLOGY -- 4.1%
Alexion Pharmaceuticals, Inc. *                          41,000        2,431,300
Alkermes, Inc. *(a)                                     247,000        2,934,360
Amylin Pharmaceuticals, Inc. *(a)                       105,000        3,067,050
BioMarin Pharmaceutical, Inc. *(a)                       61,000        2,157,570
Cephalon, Inc. *(a)                                     174,000       11,205,600
Gilead Sciences, Inc. *                                  22,000        1,133,660
Human Genome Sciences, Inc. *(a)                        300,000        1,767,000
ImClone Systems, Inc. *                                   6,000          254,520
Medarex, Inc. *(a)                                      147,000        1,300,950
Millennium Pharmaceuticals, Inc. *                      160,000        2,473,600
Myriad Genetics, Inc. *(a)                               60,000        2,417,400
OSI Pharmaceuticals, Inc. *(a)                           80,000        2,991,200
Theravance, Inc. *(a)                                   120,000        1,263,600
Vertex Pharmaceuticals, Inc. *(a)                       184,000        4,395,760
                                                                  --------------
                                                                      39,793,570
                                                                  --------------
CAPITAL MARKETS -- 2.8%
Affiliated Managers Group, Inc. *(a)                     50,000        4,537,000
Ameriprise Financial, Inc.                              129,000        6,688,650
Eaton Vance Corp.                                       262,000        7,993,620
Och-Ziff Capital Management Group LLC - Class A (a)     172,600        3,624,600
Raymond James Financial, Inc.                            48,000        1,103,040
TD Ameritrade Holding Corp. *                           225,000        3,714,750
                                                                  --------------
                                                                      27,661,660
                                                                  --------------
COMMERCIAL BANKS -- 0.2%
SVB Financial Group *(a)                                 35,000        1,527,400
                                                                  --------------
COMMERCIAL SERVICES & SUPPLIES  -- 2.4%
IHS, Inc. - Class A *                                    78,000        5,016,180
Manpower, Inc.                                          135,000        7,595,100
Monster Worldwide, Inc. *(a)                            235,000        5,689,350
Robert Half International, Inc.                         185,000        4,761,900
                                                                  --------------
                                                                      23,062,530
                                                                  --------------
COMMUNICATIONS EQUIPMENT -- 3.0%
Ciena Corp. *(a)                                        155,000        4,778,650
Harris Corp.                                             94,000        4,561,820
JDS Uniphase Corp. *(a)                                 485,000        6,494,150
Juniper Networks, Inc. *                                521,000       13,025,000
                                                                  --------------
                                                                      28,859,620
                                                                  --------------
COMPUTERS & PERIPHERALS -- 1.0%
Seagate Technology                                      442,000        9,255,480
                                                                  --------------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES         VALUE
--------------------                                    -------   --------------
CONSTRUCTION & ENGINEERING -- 0.8%
Quanta Services, Inc. *(a)                              334,000   $    7,738,780
                                                                  --------------
DISTRIBUTORS -- 0.2%
LKQ Corp. *                                              90,000        2,022,300
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Interactive Brokers Group, Inc. *(a)                    168,000        4,312,560
                                                                  --------------
ELECTRICAL EQUIPMENT -- 3.9%
AMETEK, Inc.                                            370,000       16,246,700
Roper Industries, Inc.                                  331,000       19,674,640
Sunpower Corp. - Class A *(a)                            32,000        2,384,320
                                                                  --------------
                                                                      38,305,660
                                                                  --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
Dolby Laboratories, Inc. *                              193,000        6,998,180
FLIR Systems, Inc. *(a)                                 455,000       13,690,950
Jabil Circuit, Inc. (a)                                 454,000        4,294,840
                                                                  --------------
                                                                      24,983,970
                                                                  --------------
ENERGY EQUIPMENT & SERVICES -- 4.5%
BJ Services Co.                                         352,000       10,035,520
Cameron International Corp. *                            89,000        3,705,960
FMC Technologies, Inc. *                                134,000        7,623,260
Smith International, Inc.                               278,000       17,855,940
TETRA Technologies, Inc. *(a)                           187,000        2,962,080
Trican Well Service, Ltd.                                90,000        1,882,427
                                                                  --------------
                                                                      44,065,187
                                                                  --------------
FOOD & STAPLES RETAILING -- 1.3%
Shoppers Drug Mart Corp.                                110,000        5,561,030
Whole Foods Market, Inc. (a)                            224,000        7,385,280
                                                                  --------------
                                                                      12,946,310
                                                                  --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
C.R. Bard, Inc.                                          79,000        7,615,600
Edwards Lifesciences Corp. *                            219,000        9,756,450
Gen-Probe, Inc. *                                        80,000        3,856,000
ResMed, Inc. *(a)                                        63,000        2,657,340
                                                                  --------------
                                                                      23,885,390
                                                                  --------------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
Community Health Systems, Inc. *(a)                     104,000        3,491,280
Coventry Health Care, Inc. *                             96,000        3,873,600
DaVita, Inc. *                                           30,000        1,432,800
Health Net, Inc. *                                      128,000        3,942,400
Henry Schein, Inc. *                                    128,000        7,347,200
Laboratory Corporation of America Holdings *             65,000        4,789,200
                                                                  --------------
                                                                      24,876,480
                                                                  --------------
HEALTH CARE TECHNOLOGY -- 0.5%
Cerner Corp. *(a)                                       135,000        5,032,800
                                                                  --------------
HOTELS, RESTAURANTS & LEISURE -- 4.9%
Cheesecake Factory, Inc. (The) *(a)                     169,000        3,682,510
Chipotle Mexican Grill, Inc. *(a)                        94,000        9,126,460
Gaylord Entertainment Co. *(a)                          155,000        4,694,950
International Game Technology                           272,000       10,937,120
Marriott International, Inc. - Class A                  262,000        9,002,320
P.F. Chang's China Bistro, Inc. *(a)                     72,000        2,047,680
Panera Bread Co. *(a)                                    29,000        1,214,810
Pinnacle Entertainment, Inc. *(a)                       144,000        1,843,200
Tim Hortons, Inc. (a)                                   155,000        5,277,750
                                                                  --------------
                                                                      47,826,800
                                                                  --------------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES         VALUE
--------------------                                    -------   --------------
HOUSEHOLD DURABLES -- 0.3%
Harman International Industries, Inc. (a)                64,000   $    2,786,560
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  -- 1.0%
Dynegy, Inc. *                                          770,000        6,075,300
Reliant Energy, Inc. *                                  154,000        3,642,100
                                                                  --------------
                                                                       9,717,400
                                                                  --------------
INSURANCE -- 2.4%
Assurant, Inc.                                          112,000        6,816,320
Axis Capital Holdings, Ltd.                             220,000        7,475,600
Philadelphia Consolidated Holding Corp. *               128,000        4,121,600
Principal Financial Group, Inc.                          85,000        4,736,200
                                                                  --------------
                                                                      23,149,720
                                                                  --------------
INTERNET & CATALOG RETAIL -- 2.3%
Amazon.com, Inc. *                                      199,000       14,188,700
Expedia, Inc. *                                         386,000        8,449,540
                                                                  --------------
                                                                      22,638,240
                                                                  --------------
INTERNET SOFTWARE & SERVICES -- 1.5%
CNET Networks, Inc. *(a)                                355,000        2,520,500
VeriSign, Inc. *(a)                                     375,400       12,478,296
                                                                  --------------
                                                                      14,998,796
                                                                  --------------
IT SERVICES -- 6.4%
DST Systems, Inc. *(a)                                  189,000       12,424,860
Fiserv, Inc. *                                          197,000        9,473,730
Global Payments, Inc.                                   274,000       11,332,640
Iron Mountain, Inc. *                                   284,000        7,508,960
SAIC, Inc. *(a)                                         568,000       10,559,120
Western Union Co.                                       505,000       10,741,350
                                                                  --------------
                                                                      62,040,660
                                                                  --------------
LIFE SCIENCES TOOLS & SERVICES -- 4.1%
Affymetrix, Inc. *(a)                                   222,000        3,865,020
Applera Corp.                                           223,000        7,327,780
Illumina, Inc. *(a)                                      95,000        7,210,500
Millipore Corp. *(a)                                    110,000        7,415,100
Qiagen N.V. *(a)                                        312,000        6,489,600
Waters Corp. *                                          128,000        7,129,600
                                                                  --------------
                                                                      39,437,600
                                                                  --------------
MACHINERY -- 2.7%
Danaher Corp.                                            59,000        4,485,770
IDEX Corp.                                              273,000        8,378,370
ITT Corp.                                               142,000        7,357,020
Oshkosh Truck Corp.                                     157,000        5,695,960
                                                                  --------------
                                                                      25,917,120
                                                                  --------------
MEDIA -- 3.9%
Cablevision Systems Corp. *                             264,000        5,657,520
Clear Channel Outdoor Holdings, Inc. *(a)               288,000        5,474,880
Discovery Holding Co. *                                 361,000        7,660,420
Dreamworks Animation SKG, Inc. - Class A *              128,000        3,299,840
Lamar Advertising Co. - Class A (a)                    320,000       11,497,600
XM Satellite Radio Holdings, Inc. - Class A *           329,000        3,822,980
                                                                  --------------
                                                                      37,413,240
                                                                  --------------
METALS & MINING -- 1.7%
Agnico-Eagle Mines, Ltd.                                158,000       10,698,180
Teck Cominco, Ltd. - Class B                            144,000        5,898,240
                                                                  --------------
                                                                      16,596,420
                                                                  --------------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                    SHARES        VALUE
--------------------                                    -------   --------------
OIL, GAS & CONSUMABLE FUELS -- 5.7%
CNX Gas Corp. *(a)                                      213,300   $    6,885,324
CONSOL Energy, Inc.                                     127,000        8,787,130
EOG Resources, Inc.                                     131,000       15,720,000
Murphy Oil Corp.                                        126,000       10,349,640
Peabody Energy Corp.                                     66,000        3,366,000
SandRidge Energy, Inc. *(a)                              44,000        1,722,600
XTO Energy, Inc.                                        134,000        8,289,240
                                                                  --------------
                                                                      55,119,934
                                                                  --------------
PHARMACEUTICALS -- 2.1%
Barr Pharmaceuticals, Inc. *                              3,000          144,930
Elan Corp. Plc (ADR) *                                  473,000        9,866,780
Sepracor, Inc. *                                        100,000        1,952,000
Valeant Pharmaceuticals International *(a)              264,500        3,393,535
Warner Chilcott, Ltd. *(a)                              268,000        4,824,000
                                                                  --------------
                                                                      20,181,245
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
St. Joe Co. (The) (a)                                   121,000        5,194,530
                                                                  --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.6%
Altera Corp.                                            451,000        8,311,930
Intersil Corp. - Class A                                288,000        7,392,960
Marvell Technology Group, Ltd. *                        531,000        5,777,280
Microchip Technology, Inc. (a)                          252,000        8,247,960
ON Semiconductor Corp. *(a)                             644,000        3,657,920
PMC-Sierra, Inc. *(a)                                   651,000        3,710,700
Teradyne, Inc. *                                        415,000        5,154,300
Varian Semiconductor Equipment Associates, Inc. *       128,000        3,603,200
Xilinx, Inc.                                            368,000        8,740,000
                                                                  --------------
                                                                      54,596,250
                                                                  --------------
SOFTWARE -- 3.8%
Amdocs, Ltd. *                                          320,000        9,075,200
Autodesk, Inc. *                                        177,000        5,571,960
FactSet Research Systems, Inc. (a)                       22,000        1,185,140
Jack Henry & Associates, Inc.                           190,000        4,687,300
McAfee, Inc. *                                          221,000        7,312,890
Red Hat, Inc. *(a)                                      347,000        6,381,330
Salesforce.com, Inc. *                                   46,000        2,662,020
                                                                  --------------
                                                                      36,875,840
                                                                  --------------
SPECIALTY RETAIL -- 4.4%
Bed Bath & Beyond, Inc. *(a)                            272,000        8,024,000
Best Buy Co., Inc. (a)                                   94,000        3,897,240
CarMax, Inc. *(a)                                       408,000        7,923,360
J.Crew Group, Inc. *(a)                                 137,000        6,051,290
O'Reilly Automotive, Inc. *                             257,000        7,329,640
PetSmart, Inc.                                          347,000        7,092,680
Williams-Sonoma, Inc. (a)                               102,000        2,472,480
                                                                  --------------
                                                                      42,790,690
                                                                  --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.0%
Under Armour, Inc. - Class A *(a)                         9,200          336,720
                                                                  --------------
TRADING COMPANIES & DISTRIBUTORS -- 1.1%
Fastenal Co. (a)                                        146,000        6,705,780
MSC Industrial Direct Co., Inc. - Class A (a)           106,000        4,478,500
                                                                  --------------
                                                                      11,184,280
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES -- 4.1%
American Tower Corp. - Class A *                        252,000        9,880,920
Crown Castle International Corp. *(a)                   284,000        9,795,160
Leap Wireless International, Inc. *(a)                  173,000        8,061,800

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                        SHARES/
                                                           PAR
SECURITY DESCRIPTION                                     AMOUNT       VALUE
--------------------                                    -------- --------------
Metropcs Communications, Inc. *(a)                       252,000 $    4,284,000
Rogers Communications, Inc. - Class B                    137,000      4,921,040
SBA Communications Corp. *(a)                             92,000      2,744,360
                                                                 --------------
                                                                     39,687,280
                                                                 --------------
Total Common Stocks
     (Cost $870,811,718)                                            932,617,152
                                                                 --------------
SHORT-TERM INVESTMENTS -- 28.8%
State Street Navigator Securities
    Lending Prime Portfolio (b)                     $244,449,731    244,449,731
T. Rowe Price Government Reserve Investment
    Fund **                                           34,852,034     34,852,034
                                                                 --------------
Total Short-Term Investments
     (Cost $279,301,765)                                            279,301,765
                                                                 --------------
TOTAL INVESTMENTS -- 124.8% (Cost $1,150,113,483#)                1,211,918,917
                                                                 --------------
Other Assets and Liabilities (net) -- (24.8)%                      (240,877,904)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $  971,041,013
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
**   Affiliated issuer
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $152,079,459 and $90,274,025 respectively, resulting in a net unrealized appreciation of $61,805,434.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $932,617,152         $0
Level 2 - Other Significant Observable Inputs       34,852,034          0
Level 3 - Significant Unobservable Inputs                    0          0
                                               ---------------   ---------------
TOTAL                                             $967,469,186         $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)


SECURITY DESCRIPTION                                  SHARES        VALUE
--------------------                                ---------   --------------
COMMON STOCKS -- 91.2%
AEROSPACE & DEFENSE  -- 0.7%
Herley Industries, Inc. *                           1,265,556   $   13,085,849
                                                                --------------
AUTO COMPONENTS -- 2.1%
Superior Industries International, Inc. (a)         1,893,604       39,292,283
                                                                --------------
AUTOMOBILES -- 0.3%
Coachmen Industries, Inc. (a)                       1,809,004        5,390,832
                                                                --------------
BEVERAGES -- 1.6%
Sapporo Holdings, Ltd.                              3,567,800       29,431,772
                                                                --------------
BUILDING PRODUCTS  -- 3.3%
Insteel Industries, Inc. (a)                        1,778,085       20,679,129
USG Corp. *(a)                                      1,123,415       41,364,140
                                                                --------------
                                                                    62,043,269
                                                                --------------
CAPITAL MARKETS -- 0.8%
Ichiyoshi Securities Co., Ltd.                        481,600        4,830,477
Westwood Holdings Group, Inc. (a)                     278,425       10,496,622
                                                                --------------
                                                                    15,327,099
                                                                --------------
CHEMICALS -- 3.3%
Lanxess AG                                            640,297       25,717,532
Westlake Chemical Corp. (a)                         2,721,255       35,512,377
                                                                --------------
                                                                    61,229,909
                                                                --------------
COMMUNICATIONS EQUIPMENT -- 5.3%
Bel Fuse, Inc. - Class A (a)                          117,817        3,698,276
Bel Fuse, Inc. - Class B                              209,612        5,839,790
CommScope, Inc. *                                     347,462       12,102,101
Sycamore Networks, Inc. *                          11,434,174       41,849,077
Tellabs, Inc. *(a)                                  6,356,551       34,643,203
                                                                --------------
                                                                    98,132,447
                                                                --------------
COMPUTERS & PERIPHERALS -- 2.9%
Electronics for Imaging, Inc. *                     1,318,311       19,669,200
Lexmark International, Inc. - Class A *             1,114,655       34,242,202
                                                                --------------
                                                                    53,911,402
                                                                --------------
DISTRIBUTORS -- 0.0%
Handleman Co. *(a)                                  2,724,043          653,770
                                                                --------------
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
CIT Group, Inc. (a)                                   895,000       10,605,750
Leucadia National Corp. (a)                           304,637       13,775,685
                                                                --------------
                                                                    24,381,435
                                                                --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
IDT Corp. - Class B *(a)                            1,227,800        4,751,586
                                                                --------------
ELECTRICAL EQUIPMENT & SERVICES -- 1.7%
Encore Wire Corp. (a)                               1,697,003       30,902,425
                                                                --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.4%
AVX Corp. (a)                                       1,339,399       17,157,701
Brookfield Infrastructure Partners LP (a)              22,049          373,731
Coherent, Inc. *(a)                                   447,780       12,488,584
Electro Scientific Industries, Inc. *(a)            1,027,483       16,932,920
GSI Group, Inc. *                                   1,503,449       11,696,833
Ingram Micro, Inc. - Class A *                        615,450        9,742,574
Park Electrochemical Corp.                            520,359       13,451,280
                                                                --------------
                                                                    81,843,623
                                                                --------------

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES        VALUE
--------------------                                ----------  --------------
ENERGY EQUIPMENT & SERVICES -- 10.0%
Bristow Group, Inc. *(a)                              561,742   $   30,148,693
Bronco Drilling Co., Inc. *                         3,475,050       55,983,056
Pioneer Drilling Co. *(a)                           4,659,923       74,232,573
Tidewater, Inc. (a)                                   461,065       25,409,292
                                                                --------------
                                                                   185,773,614
                                                                --------------
FOOD & STAPLES RETAILING -- 1.4%
Circle K Sunkus Co., Ltd.                           1,506,300       25,712,517
                                                                --------------
FOOD PRODUCTS  -- 0.5%
Industrias Bachoco, S.A. (ADR)                        295,668        8,547,762
                                                                --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.8%
Cross Country Healthcare, Inc. *(a)                 1,257,935       15,560,656
                                                                --------------
HOTELS, RESTAURANTS & LEISURE -- 0.8%
GuocoLeisure, Ltd. *                               11,185,000        6,408,478
Vail Resorts, Inc. *(a)                               172,379        8,324,182
                                                                --------------
                                                                    14,732,660
                                                                --------------
HOUSEHOLD DURABLES -- 5.3%
Cavco Industries, Inc. *(a)                           736,815       25,817,998
M.D.C. Holdings, Inc. (a)                             342,969       15,018,612
Russ Berrie & Co., Inc. *(a)                          336,290        4,728,237
Skyline Corp. (a)                                   1,240,463       34,509,681
Stanley Furniture Co., Inc. (a)                     1,531,415       19,004,860
                                                                --------------
                                                                    99,079,388
                                                                --------------
INSURANCE -- 6.6%
Arch Capital Group, Ltd. *                            180,974       12,427,484
E-L Financial Corp.                                    35,255       18,014,380
FBL Financial Group, Inc. - Class A                   322,700        9,193,723
MBIA, Inc. (a)                                      1,920,964       23,474,180
Montpelier Re Holdings, Ltd. (a)                    1,919,800       30,812,790
National Western Life Insurance Co. - Class A          97,235       21,079,576
Phoenix Cos., Inc. (The)                              639,300        7,805,853
                                                                --------------
                                                                   122,807,986
                                                                --------------
IT SERVICES -- 1.0%
Alliance Data Systems Corp. *                         391,060       18,579,261
                                                                --------------
LEISURE EQUIPMENT & PRODUCTS -- 1.7%
JAKKS Pacific, Inc. *(a)                              591,937       16,319,703
Leapfrog Enterprises, Inc. *(a)                     2,239,253       15,786,734
                                                                --------------
                                                                    32,106,437
                                                                --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
Pharmaceutical Product Development, Inc.              172,350        7,221,465
                                                                --------------
MACHINERY -- 1.1%
Alamo Group, Inc.                                     562,013       11,954,016
Trinity Industries, Inc. (a)                          338,400        9,018,360
                                                                --------------
                                                                    20,972,376
                                                                --------------
MARINE -- 1.5%
Alexander & Baldwin, Inc. (a)                         659,955       28,430,861
                                                                --------------
MEDIA -- 0.6%
Journal Communications, Inc. - Class A              1,379,559       10,181,145
                                                                --------------
METALS & MINING -- 2.1%
Fording Canadian Coal Trust                           752,819       39,297,152
                                                                --------------
MULTILINE RETAIL -- 1.6%
Parco Co., Ltd.                                     2,032,100       29,127,542
                                                                --------------

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                     SHARES/
                                                       PAR
SECURITY DESCRIPTION                                 AMOUNT          VALUE
--------------------                              ------------   -------------
OIL, GAS & CONSUMABLE FUELS -- 8.5%
BW Gas ASA                                           1,872,000   $   16,348,717
Cimarex Energy Co.                                   1,669,018       91,362,045
St. Mary Land & Exploration Co.                        961,252       37,008,202
Whiting Petroleum Corp. *                              210,083       13,581,866
                                                                 --------------
                                                                    158,300,830
                                                                 --------------
PAPER & FOREST PRODUCTS -- 4.8%
Deltic Timber Corp. (a)                                377,042       21,001,239
Glatfelter                                           2,652,426       40,078,157
Louisiana-Pacific Corp. (a)                          1,905,464       17,492,159
TimberWest Forest Corp.                                772,200        9,544,932
                                                                 --------------
                                                                     88,116,487
                                                                 --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
Origen Financial, Inc.                               1,470,988        1,765,186
                                                                 --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 5.1%
Brookfield Asset Management, Inc. - Class A          1,263,017       33,886,746
Forest City Enterprises, Inc. - Class A (a)            882,457       32,474,418
St. Joe Co. (The) (a)                                  675,059       28,980,283
                                                                 --------------
                                                                     95,341,447
                                                                 --------------
SOFTWARE -- 1.8%
Borland Software Corp. *(a)                          3,747,188        7,569,320
Sybase, Inc. *                                         683,225       17,968,817
Synopsys, Inc. *                                       332,436        7,549,622
                                                                 --------------
                                                                     33,087,759
                                                                 --------------
SPECIALTY RETAIL -- 1.6%
Haverty Furniture Cos., Inc. (a)                     2,723,973       28,983,073
                                                                 --------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.3%
K-Swiss, Inc. - Class A (a)                          2,656,796       42,030,513
                                                                 --------------
THRIFTS & MORTGAGE FINANCE -- 3.6%
Brookline Bancorp, Inc. (a)                          1,083,998       12,444,297
Kearny Financial Corp. (a)                           1,129,936       12,372,799
NewAlliance Bancshares, Inc. (a)                     2,936,933       36,006,799
Radian Group, Inc.                                     790,716        5,195,004
                                                                 --------------
                                                                     66,018,899
                                                                 --------------
Total Common Stocks
   (Cost $1,733,434,311)                                          1,692,152,717
                                                                 --------------
SHORT-TERM INVESTMENTS -- 35.7%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.250% to be
   repurchased at $167,709,823 on 04/01/08
   collateralized by $168,000,000  U.S.
   Treasury Note at 4.000% due 08/31/09
   with a value of $174,090,000.                  $167,704,000      167,704,000
State Street Navigator Securities Lending
   Prime Portfolio (b)                             495,750,056      495,750,056
                                                                 --------------
Total Short-Term Investments
   (Cost $663,454,056)                                              663,454,056
                                                                 --------------
TOTAL INVESTMENTS -- 126.9%
   (Cost $2,396,888,367#)                                         2,355,606,773
                                                                 --------------
Other Assets and Liabilities (net) -- (26.9)%                      (499,644,160)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,855,962,613
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $225,337,214 and $266,618,808 respectively, resulting in a net unrealized depreciation of $41,281,594.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                         $1,722,279,683                $0
Level 2 - Other Significant Observable Inputs      137,577,034                 0
Level 3 - Significant Unobservable Inputs                    0                 0
                                                --------------   ---------------
TOTAL                                           $1,859,856,717                $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------  ------------
COMMON STOCKS -- 96.3%
AEROSPACE & DEFENSE  -- 0.6%
Precision Castparts Corp.                                  24,810   $  2,532,605
                                                                    ------------
AIR FREIGHT & LOGISTICS  -- 1.2%
Expeditors International of Washington, Inc.              116,380      5,258,048
                                                                    ------------
BEVERAGES  -- 1.9%
Central European Distribution Corp. *(a)                   53,300      3,101,527
Molson Coors Brewing Co. - Class B                         90,950      4,781,241
                                                                    ------------
                                                                       7,882,768
                                                                    ------------
BIOTECHNOLOGY  -- 2.4%
Alexion Pharmaceuticals, Inc. *(a)                         44,090      2,614,537
BioMarin Pharmaceutical, Inc. *(a)                        126,020      4,457,327
United Therapeutics Corp. *                                34,410      2,983,347
                                                                    ------------
                                                                      10,055,211
                                                                    ------------
CAPITAL MARKETS  -- 5.0%
Blackrock, Inc. (a)                                        34,130      6,968,663
Federated Investors, Inc. - Class B                        59,800      2,341,768
Northern Trust Corp.                                       70,240      4,668,853
T. Rowe Price Group, Inc. (a)                             144,160      7,208,000
                                                                    ------------
                                                                      21,187,284
                                                                    ------------
CHEMICALS  -- 2.9%
Air Products & Chemicals, Inc.                             58,340      5,367,280
Celanese Corp. - Series A                                  54,340      2,121,977
Mosaic Co. (The) *                                         44,220      4,536,972
                                                                    ------------
                                                                      12,026,229
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES  -- 2.3%
Covanta Holding Corp. *                                    84,450      2,322,375
FTI Consulting, Inc. *(a)                                  58,180      4,133,107
Stericycle, Inc. *                                         67,010      3,451,015
                                                                    ------------
                                                                       9,906,497
                                                                    ------------
COMMUNICATIONS EQUIPMENT  -- 1.2%
Juniper Networks, Inc. *                                  200,230      5,005,750
                                                                    ------------
CONSTRUCTION & ENGINEERING  -- 1.5%
Fluor Corp.                                                22,810      3,219,860
Shaw Group, Inc. (The) *                                   63,530      2,994,804
                                                                    ------------
                                                                       6,214,664
                                                                    ------------
CONTAINERS & PACKAGING  -- 1.8%
Owens-Illinois, Inc. *                                    130,780      7,379,915
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES  -- 1.2%
Interactive Brokers Group, Inc. - Class A *(a)             83,410      2,141,135
IntercontinentalExchange, Inc. *                           23,250      3,034,125
                                                                    ------------
                                                                       5,175,260
                                                                    ------------
ELECTRICAL EQUIPMENT  -- 2.5%
AMETEK, Inc.                                              123,450      5,420,690
First Solar, Inc. *                                        21,410      4,948,707
                                                                    ------------
                                                                      10,369,397
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS  -- 0.3%
Dolby Laboratories, Inc. *                                 37,040      1,343,070
                                                                    ------------
ENERGY EQUIPMENT & SERVICES  -- 3.8%
Diamond Offshore Drilling, Inc. (a)                        35,540      4,136,856
National-Oilwell Varco, Inc. *                             47,340      2,763,709

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                      --------  ------------
Weatherford International, Ltd. *                         124,500   $  9,022,515
                                                                    ------------
                                                                      15,923,080
                                                                    ------------
GAS UTILITIES  -- 0.8%
Questar Corp.                                              57,740      3,265,774
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES  -- 3.4%
C.R. Bard, Inc.                                            28,140      2,712,696
DENTSPLY International, Inc.                               80,720      3,115,792
Hologic, Inc. *(a)                                         45,280      2,517,568
Intuitive Surgical, Inc. *                                 17,910      5,809,108
                                                                    ------------
                                                                      14,155,164
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES  -- 2.6%
Express Scripts, Inc. *                                   113,400      7,293,888
Henry Schein, Inc. *                                       66,870      3,838,338
                                                                    ------------
                                                                      11,132,226
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE  -- 4.5%
Chipotle Mexican Grill, Inc. - Class A *(a)                28,200      3,198,726
Darden Restaurants, Inc.                                   83,090      2,704,579
International Game Technology                             140,230      5,638,648
WMS Industries, Inc. *(a)                                 133,764      4,811,491
Wynn Resorts, Ltd.                                         27,590      2,776,658
                                                                    ------------
                                                                      19,130,102
                                                                    ------------
HOUSEHOLD DURABLES  -- 1.6%
D.R. Horton, Inc. (a)                                     179,670      2,829,803
Pulte Homes, Inc. (a)                                     279,310      4,063,960
                                                                    ------------
                                                                       6,893,763
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  -- 1.8%
Constellation Energy Group, Inc.                           38,300      3,380,741
NRG Energy, Inc. *(a)                                      49,170      1,917,138
Reliant Energy, Inc. *                                     97,050      2,295,233
                                                                    ------------
                                                                       7,593,112
                                                                    ------------
INSURANCE  -- 1.5%
Aon Corp.                                                  77,170      3,102,234
Assurant, Inc.                                             53,920      3,281,571
                                                                    ------------
                                                                       6,383,805
                                                                    ------------
INTERNET & CATALOG RETAIL  -- 1.0%
Priceline.com, Inc. *(a)                                   36,130      4,366,672
                                                                    ------------
INTERNET SOFTWARE & SERVICES  -- 3.8%
Akamai Technologies, Inc. *(a)                            108,560      3,057,050
Omniture, Inc. *(a)                                       106,310      2,467,455
VeriSign, Inc. *(a)                                       154,810      5,145,884
VistaPrint, Ltd. *(a)                                      74,830      2,615,309
Websense, Inc. *                                          145,660      2,731,125
                                                                    ------------
                                                                      16,016,823
                                                                    ------------
IT SERVICES  -- 1.5%
MasterCard, Inc. - Class A (a)                             28,120      6,270,479
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES  -- 1.4%
Charles River Laboratories International, Inc. *           65,740      3,874,715
Covance, Inc. *                                            25,340      2,102,460
                                                                    ------------
                                                                       5,977,175
                                                                    ------------
MACHINERY  -- 6.2%
AGCO Corp. *(a)                                           103,990      6,226,921
Flowserve Corp.                                            77,650      8,105,107
Harsco Corp.                                               72,230      4,000,098

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                      SHARES       VALUE
--------------------                                      -------   ------------
Joy Global, Inc.                                           59,500   $  3,877,020
SPX Corp.                                                  38,560      4,044,944
                                                                    ------------
                                                                      26,254,090
                                                                    ------------
MEDIA  -- 1.2%
Central European Media Enterprises, Ltd. *                 30,760      2,621,675
Focus Media Holding, Ltd. (ADR) *(a)                       73,894      2,597,374
                                                                    ------------
                                                                       5,219,049
                                                                    ------------
METALS & MINING  -- 1.4%
Agnico-Eagle Mines, Ltd.                                   23,890      1,617,592
Steel Dynamics, Inc. (a)                                  133,540      4,412,162
                                                                    ------------
                                                                       6,029,754
                                                                    ------------
MULTILINE RETAIL  -- 1.1%
Nordstrom, Inc. (a)                                       144,410      4,707,766
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS  -- 8.4%
CONSOL Energy, Inc.                                        85,700      5,929,583
Denbury Resources, Inc. *                                  97,390      2,780,485
Quicksilver Resources, Inc. *(a)                          145,070      5,299,407
Range Resources Corp.                                     151,025      9,582,536
Southwestern Energy Co. *                                 128,740      4,337,251
Ultra Petroleum Corp. *                                    42,770      3,314,675
Williams Cos., Inc. (The)                                 125,240      4,130,415
                                                                    ------------
                                                                      35,374,352
                                                                    ------------
PERSONAL PRODUCTS  -- 1.9%
Alberto-Culver Co.                                        201,120      5,512,699
Chattem, Inc. *                                            39,910      2,647,630
                                                                    ------------
                                                                       8,160,329
                                                                    ------------
PHARMACEUTICALS  -- 2.0%
Allergan, Inc.                                            100,940      5,692,007
Shire Plc (ADR) (a)                                        48,070      2,786,137
                                                                    ------------
                                                                       8,478,144
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS  (REITS) -- 0.6%
Public Storage                                             27,280      2,417,554
                                                                    ------------
ROAD & RAIL  -- 1.7%
CSX Corp.                                                  80,530      4,515,317
Ryder System, Inc.                                         40,470      2,465,028
                                                                    ------------
                                                                       6,980,345
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -- 5.6%
Altera Corp.                                              229,440      4,228,579
Atheros Communications, Inc. *(a)                          97,039      2,022,293
Cavium Networks, Inc. *(a)                                141,313      2,317,533
MEMC Electronic Materials, Inc. *                          75,730      5,369,257
Microchip Technology, Inc. (a)                            164,820      5,394,559
Varian Semiconductor Equipment Associates, Inc. *         154,760      4,356,494
                                                                    ------------
                                                                      23,688,715
                                                                    ------------
SOFTWARE  -- 4.5%
Activision, Inc. *                                        140,760      3,844,156
Informatica Corp. *                                       249,270      4,252,546
McAfee, Inc. *                                            164,640      5,447,938
MICROS Systems, Inc. *                                     10,710        361,671
Salesforce.com, Inc. *                                     87,360      5,055,523
                                                                    ------------
                                                                      18,961,834
                                                                    ------------
SPECIALTY RETAIL  -- 5.5%
Dick's Sporting Goods, Inc. *(a)                           68,860      1,844,071

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                       SHARES/
                                                         PAR
SECURITY DESCRIPTION                                   AMOUNT         VALUE
--------------------                                ------------   ------------
GameStop Corp. - Class A *                               103,320   $  5,342,677
Guess?, Inc. (a)                                         160,260      6,485,722
TJX Cos., Inc. (The)                                     165,900      5,486,313
Urban Outfitters, Inc. *(a)                              130,870      4,102,775
                                                                   ------------
                                                                     23,261,558
                                                                   ------------
TEXTILES, APPAREL & LUXURY GOODS  -- 1.1%
Coach, Inc. *                                            147,070      4,434,161
                                                                   ------------
THRIFTS & MORTGAGE FINANCE  -- 1.1%
Hudson City Bancorp, Inc.                                270,030      4,774,130
                                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES  -- 1.5%
Crown Castle International Corp. *(a)                     87,970      3,034,085
Millicom International Cellular S.A. *(a)                 36,020      3,405,691
                                                                   ------------
                                                                      6,439,776
                                                                   ------------
Total Common Stocks
     (Cost $365,128,117)                                            406,626,430
                                                                   ------------
SHORT-TERM INVESTMENTS -- 27.5%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/08 at 1.250% to be
   repurchased at $14,261,495 on 04/01/08
   collateralized by $14,550,000 FNMA at 2.330%
   due 09/03/09 with a value of $14,550,000.        $ 14,261,000     14,261,000
State Street Navigator Securities Lending
   Prime Portfolio (b)                               101,746,283    101,746,283
                                                                   ------------
Total Short-Term Investments
     (Cost $116,007,283)                                            116,007,283
                                                                   ------------
TOTAL INVESTMENTS -- 123.8% (Cost $481,135,400#)                    522,633,713
                                                                   ------------
Other Assets and Liabilities (net) -- (23.8)%                      (100,625,624)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $422,008,089
                                                                   ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $55,817,077 and $14,318,764 respectively, resulting in a net unrealized appreciation of $41,498,313.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
ADR  - American Depositary Receipt
FNMA - Federal National Mortgage Association

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                           $420,887,430          $0
Level 2 - Other Significant Observable Inputs                0           0
Level 3 - Significant Unobservable Inputs                    0           0
                                                --------------   ---------------
TOTAL                                             $420,887,430          $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS  (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                 SHARES           VALUE
--------------------                                ----------   --------------
COMMON STOCKS -- 94.1%
AIRLINES -- 0.8%
Southwest Airlines Co.                               1,149,100   $   14,248,840
                                                                 --------------
BEVERAGES -- 3.1%
Anheuser-Busch Cos., Inc.                              352,000       16,702,400
Coca-Cola Co.                                          693,500       42,213,345
                                                                 --------------
                                                                     58,915,745
                                                                 --------------
CAPITAL MARKETS -- 2.8%
Bank of New York Mellon Corp.                          844,417       35,237,521
Merrill Lynch & Co., Inc.                              422,600       17,216,724
                                                                 --------------
                                                                     52,454,245
                                                                 --------------
CHEMICALS -- 3.7%
E.I. du Pont de Nemours & Co.                        1,061,874       49,653,228
Rohm & Haas Co. (a)                                    370,400       20,031,232
                                                                 --------------
                                                                     69,684,460
                                                                 --------------
COMMERCIAL BANKS -- 5.6%
Barclays Plc (ADR) (a)                                  48,200        1,744,840
PNC Financial Services Group, Inc.                     312,100       20,464,397
U.S. Bancorp                                           426,300       13,795,068
Wachovia Corp. (a)                                   1,496,800       40,413,600
Wells Fargo & Co.                                      994,700       28,945,770
                                                                 --------------
                                                                    105,363,675
                                                                 --------------
COMMUNICATIONS EQUIPMENT -- 0.6%
Alcatel-Lucent (ADR) (a)                             1,086,200        6,256,512
Telefonaktiebolaget LM Ericsson (ADR)                  211,200        4,150,080
                                                                 --------------
                                                                     10,406,592
                                                                 --------------
COMPUTERS & PERIPHERALS -- 3.0%
Dell, Inc. *                                           904,100       18,009,672
Hewlett-Packard Co.                                    273,200       12,474,312
International Business Machines Corp.                  220,100       25,342,314
                                                                 --------------
                                                                     55,826,298
                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES -- 7.4%
Bank of America Corp.                                1,705,700       64,663,087
Citigroup, Inc.                                      2,000,400       42,848,568
JPMorgan Chase & Co.                                   753,300       32,354,235
                                                                 --------------
                                                                    139,865,890
                                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.1%
AT&T, Inc.                                             955,800       36,607,140
Verizon Communications, Inc.                         1,615,800       58,895,910
                                                                 --------------
                                                                     95,503,050
                                                                 --------------
FOOD & STAPLES RETAILING -- 5.4%
CVS Caremark Corp.                                     814,600       32,999,446
Wal-Mart Stores, Inc.                                1,307,000       68,852,760
                                                                 --------------
                                                                    101,852,206
                                                                 --------------
FOOD PRODUCTS -- 7.0%
Cadbury Schweppes Plc (ADR)                          1,078,800       47,704,536
Kraft Foods, Inc. - Class A                          1,337,210       41,466,882
Sara Lee Corp.                                         477,200        6,671,256
Unilever N.V.                                        1,062,400       35,834,752
                                                                 --------------
                                                                    131,677,426
                                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
Boston Scientific Corp. *                            1,018,700       13,110,669
                                                                 --------------

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                  SHARES           VALUE
--------------------                                 ---------   --------------
HEALTH CARE PROVIDERS & SERVICES -- 2.2%
Cardinal Health, Inc.                                  544,900   $   28,612,699
UnitedHealth Group, Inc.                               204,200        7,016,312
WellPoint, Inc. *                                      125,700        5,547,141
                                                                 --------------
                                                                     41,176,152
                                                                 --------------
HOUSEHOLD PRODUCTS -- 2.1%
Kimberly-Clark Corp.                                   314,600       20,307,430
Procter & Gamble Co. (The)                             285,400       19,997,978
                                                                 --------------
                                                                     40,305,408
                                                                 --------------
INDUSTRIAL CONGLOMERATES -- 1.3%
General Electric Co.                                   666,700       24,674,567
                                                                 --------------
INSURANCE -- 7.3%
AFLAC, Inc.                                            148,900        9,671,055
American International Group, Inc.                     375,700       16,249,025
Berkshire Hathaway, Inc. - Class B *                     3,060       13,687,074
Chubb Corp. (The)                                      977,620       48,372,638
Genworth Financial, Inc. - Class A                     304,600        6,896,144
Hartford Financial Services Group, Inc. (The)          267,100       20,238,167
Torchmark Corp.                                        103,600        6,227,396
Travelers Cos., Inc. (The)                             338,200       16,182,870
                                                                 --------------
                                                                    137,524,369
                                                                 --------------
INTERNET & CATALOG RETAIL -- 1.0%
Liberty Media Holding Corp. - Interactive -
   Class A *                                         1,130,875       18,252,322
                                                                 --------------
INTERNET SOFTWARE & SERVICES -- 0.4%
eBay, Inc. *                                           268,800        8,020,992
                                                                 --------------
IT SERVICES -- 0.9%
Computer Sciences Corp. *                              167,200        6,820,088
Western Union Co.                                      444,600        9,456,642
                                                                 --------------
                                                                     16,276,730
                                                                 --------------
MEDIA -- 12.0%
Comcast Corp. - Class A                              3,392,650       65,613,851
Liberty Media Corp. - Entertainment - Series A *       717,740       16,249,634
News Corp. - Class B (a)                             1,060,500       20,191,920
Time Warner, Inc.                                    3,597,802       50,441,184
Viacom, Inc. - Class A *                             1,826,450       72,363,949
                                                                 --------------
                                                                    224,860,538
                                                                 --------------
METALS & MINING -- 0.5%
Alcoa, Inc.                                            243,300        8,773,398
                                                                 --------------
MULTILINE RETAIL -- 1.1%
J.C. Penney Co., Inc.                                  263,600        9,940,356
Macy's, Inc.                                           431,200        9,943,472
                                                                 --------------
                                                                     19,883,828
                                                                 --------------
PAPER & FOREST PRODUCTS -- 3.9%
International Paper Co.                              2,704,940       73,574,368
                                                                 --------------
PHARMACEUTICALS -- 10.8%
Abbott Laboratories                                    435,600       24,023,340
Bristol-Myers Squibb Co.                             1,916,200       40,815,060
Eli Lilly & Co.                                        419,400       21,636,846
GlaxoSmithKline Plc (ADR) (a)                          191,900        8,142,317
Pfizer, Inc.                                         1,095,900       22,937,187
Roche Holding AG (ADR)                                  61,200        5,774,220
Schering-Plough Corp.                                1,762,300       25,394,743
Wyeth                                                1,289,400       53,845,344
                                                                 --------------
                                                                    202,569,057
                                                                 --------------

MET INVESTORS SERIES TRUST
VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

                                                     SHARES/
                                                       PAR
SECURITY DESCRIPTION                                 AMOUNT           VALUE
--------------------                              ------------   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.1%
Intel Corp.                                            401,600   $    8,505,888
KLA-Tencor Corp. (a)                                   188,600        6,997,060
Texas Instruments, Inc.                                204,700        5,786,869
                                                                 --------------
                                                                     21,289,817
                                                                 --------------
SOFTWARE -- 0.5%
Microsoft Corp.                                        301,300        8,550,894
                                                                 --------------
SPECIALTY RETAIL -- 1.1%
Home Depot, Inc.  (The)                                350,000        9,789,500
Lowe's Cos., Inc.                                      487,700       11,187,838
                                                                 --------------
                                                                     20,977,338
                                                                 --------------
THRIFTS & MORTGAGE FINANCE -- 0.9%
Fannie Mae                                             166,600        4,384,912
Freddie Mac                                            500,200       12,665,064
                                                                 --------------
                                                                     17,049,976
                                                                 --------------
TOBACCO -- 1.8%
Altria Group, Inc.                                     477,300       10,596,060
Philip Morris International, Inc. *                    477,300       24,141,834
                                                                 --------------
                                                                     34,737,894
                                                                 --------------
Total Common Stocks
   (Cost $1,986,548,903)                                          1,767,406,744
                                                                 --------------
SHORT-TERM INVESTMENTS -- 7.8%
Federal Home Loan Bank
   1.530%, due 04/01/08 (c)                       $100,300,000      100,300,000
State Street Navigator Securities Lending Prime
   Portfolio (b)                                    46,263,845       46,263,845
                                                                 --------------
Total Short-Term Investments
   (Cost $146,563,845)                                              146,563,845
                                                                 --------------
TOTAL INVESTMENTS -- 101.9%
   (Cost $2,133,112,748#)                                         1,913,970,589
                                                                 --------------
Other Assets and Liabilities (net) -- (1.9)%                        (36,377,676)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,877,592,913
                                                                 ==============

PORTFOLIO FOOTNOTES:
*    Non-income producing security
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $69,083,906 and $288,226,065 respectively, resulting in a net unrealized depreciation of $219,142,159.
(a)  All or a portion of security is on loan.
(b) Represents investment of collateral received from securities lending transactions.
(c)  Zero coupon bond - Interest rate represents current yield to maturity.
ADR - American Depositary Receipt

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                 SECURITIES       INSTRUMENTS*
----------------                               --------------   ---------------
Level 1 - Quoted Prices                        $1,767,406,744                $0
Level 2 - Other Significant Observable Inputs     100,300,000                 0
Level 3 - Significant Unobservable Inputs                   0                 0
                                               --------------   ---------------
Total                                          $1,867,706,744                $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

MET INVESTORS SERIES TRUST
VAN KAMPEN MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited)
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                     ---------  ------------
COMMON STOCKS -- 97.6%
AIR FREIGHT & LOGISTICS -- 4.7%
C.H. Robinson Worldwide, Inc. (a)                          49,753   $  2,706,563
Expeditors International of Washington, Inc. (a)           45,995      2,078,054
                                                                    ------------
                                                                       4,784,617
                                                                    ------------
AIRLINES -- 0.6%
UAL Corp. (a)                                              26,735        575,605
                                                                    ------------
CAPITAL MARKETS -- 1.7%
Calamos Asset Management, Inc. - Class A (a)               50,474        821,717
GLG Partners, Inc. *(a)                                    78,491        931,688
                                                                    ------------
                                                                       1,753,405
                                                                    ------------
CHEMICALS -- 1.9%
Nalco Holding Co. (a)                                      92,286      1,951,849
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES -- 6.7%
Corporate Executive Board Co. (a)                          37,481      1,517,231
Covanta Holding Corp. *(a)                                 38,862      1,068,705
IHS, Inc. - Class A *(a)                                   25,722      1,654,182
Monster Worldwide, Inc. *(a)                               48,329      1,170,045
Stericycle, Inc. *                                         27,344      1,408,216
                                                                    ------------
                                                                       6,818,379
                                                                    ------------
CONSTRUCTION & ENGINEERING -- 0.7%
Aecom Technology Corp. *(a)                                28,443        739,802
                                                                    ------------
CONSTRUCTION MATERIALS -- 3.4%
Martin Marietta Materials, Inc. (a)                        24,083      2,556,892
Texas Industries, Inc. (a)                                 15,277        918,301
                                                                    ------------
                                                                       3,475,193
                                                                    ------------
DISTRIBUTORS -- 2.3%
Li & Fung, Ltd.                                           620,000      2,307,829
                                                                    ------------
DIVERSIFIED CONSUMER SERVICES -- 1.9%
Apollo Group, Inc. - Class A *(a)                          20,960        905,472
New Oriental Education & Technology Group
Depositary Receipts *                                      15,298        992,228
                                                                    ------------
                                                                       1,897,700
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES -- 4.3%
IntercontinentalExchange, Inc. *(a)                        13,215      1,724,557
Leucadia National Corp. (a)                                58,326      2,637,502
                                                                    ------------
                                                                       4,362,059
                                                                    ------------
GAS UTILITIES -- 1.6%
Questar Corp. (a)                                          29,224      1,652,909
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
Gen-Probe, Inc. *(a)                                       29,257      1,410,187
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE -- 11.1%
Choice Hotels International, Inc. (a)                      28,852        984,142
Ctrip.com International, Ltd. (ADR)                        40,089      2,125,519
Marriott International, Inc. - Class A (a)                 43,774      1,504,075
Starbucks Corp. *(a)                                      127,395      2,229,412
Wynn Resorts, Ltd. (a)                                     43,441      4,371,902
                                                                    ------------
                                                                      11,215,050
                                                                    ------------
HOUSEHOLD DURABLES -- 3.2%
Gafisa S.A. (ADR) *(a)                                     40,315      1,344,909
Mohawk Industries, Inc. *(a)                               12,894        923,339
NVR, Inc. *(a)                                              1,632        975,120
                                                                    ------------
                                                                       3,243,368
                                                                    ------------

MET INVESTORS SERIES TRUST
VAN KAMPEN MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (unaudited) - continued
March 31, 2008
(Percentage of Net Assets)

SECURITY DESCRIPTION                                       SHARES      VALUE
--------------------                                     ---------  ------------
INSURANCE -- 1.1%
Alleghany Corp. *(a)                                        3,288   $  1,123,016
                                                                    ------------
INTERNET & CATALOG RETAIL -- 2.1%
Priceline.com, Inc. *(a)                                   17,433      2,106,952
                                                                    ------------
INTERNET SOFTWARE & SERVICES -- 9.0%
Akamai Technologies, Inc. *(a)                             32,460        914,074
Alibaba.com Ltd. (144A) *(b)                              591,100      1,257,636
Baidu.com (ADR) *(a)                                        9,587      2,297,333
Equinix, Inc. *(a)                                         14,903        990,900
NHN Corp. *                                                 7,090      1,658,473
Tencent Holdings, Ltd.                                    355,600      2,019,775
                                                                    ------------
                                                                       9,138,191
                                                                    ------------
IT SERVICES -- 1.2%
Iron Mountain, Inc. *(a)                                   46,927      1,240,750
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES -- 5.1%
Illumina, Inc. *(a)                                        39,996      3,035,696
Techne Corp. *                                             32,166      2,166,702
                                                                    ------------
                                                                       5,202,398
                                                                    ------------
MEDIA -- 8.7%
Aeroplan Income Fund                                      137,350      2,439,668
Discovery Holding Co. *                                    67,540      1,433,199
Focus Media Holding, Ltd. (ADR) *(a)                       23,179        814,742
Grupo Televisa S.A.  (ADR)                                 66,620      1,614,869
Lamar Advertising Co. - Class A *(a)                       30,875      1,109,339
Morningstar Inc. *(a)                                      22,475      1,378,841
                                                                    ------------
                                                                       8,790,658
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS -- 11.4%
Range Resources Corp. (a)                                  19,139      1,214,370
Southwestern Energy Co. *(a)                              118,628      3,996,577
Ultra Petroleum Corp. *(a)                                 81,057      6,281,917
                                                                    ------------
                                                                      11,492,864
                                                                    ------------
PHARMACEUTICALS -- 1.3%
Allergan, Inc. (a)                                         23,353      1,316,876
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.5%
Brookfield Asset Management, Inc. - Class A                41,589      1,115,833
Forest City Enterprises, Inc. - Class A (a)                37,725      1,388,280
                                                                    ------------
                                                                       2,504,113
                                                                    ------------
SOFTWARE -- 1.7%
Salesforce.com, Inc. *(a)                                  28,765      1,664,631
                                                                    ------------
SPECIALTY RETAIL -- 2.8%
Abercrombie & Fitch Co. - Class A (a)                      38,011      2,780,125
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
Coach, Inc. *                                              54,034      1,629,125
Lululemon Athletica Inc. *(a)                              34,940        993,344
                                                                    ------------
                                                                       2,622,469
                                                                    ------------
TRANSPORTATION INFRASTRUCTURE -- 1.5%
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)        32,849      1,478,205
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
NII Holdings, Inc. *                                       35,577      1,130,637
                                                                    ------------
Total Common Stocks
   (Cost $99,749,459)                                                 98,779,837
                                                                    ------------

                                                         PAR
SECURITY DESCRIPTION                                    AMOUNT         VALUE
--------------------                                 ------------  ------------
Short-Term Investments -- 37.6%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/08 at 0.900% to be repurchased at
   $2,301,058 on 04/01/08 collateralized by
   $2,325,000 FNMA at 3.250% due 08/15/2008 with a
   value of $2,351,156.                              $ 2,301,000   $  2,301,000
State Street Navigator Securities Lending Prime
   Portfolio (c)                                      35,726,177     35,726,177
                                                                   ------------
Total Short-Term Investments
   (Cost $38,027,177)                                                38,027,177
                                                                   ------------
TOTAL INVESTMENTS -- 135.2% (Cost $137,776,636#)                    136,807,014
                                                                   ------------
Other Assets and Liabilities (net) -- (35.2)%                       (35,645,387)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $101,161,627
                                                                   ============

PORTFOLIO FOOTNOTES:
*    Non-income producing security.
# Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes, are $12,035,774 and $13,005,396 respectively, resulting in a net unrealized depreciation of $969,622.
(a)  All or a portion of security is on loan.
(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under the guidelines established by the Board of Trustees. These securities represent in the aggregate $1,257,636 of net assets.
(c) Represents investment of collateral received from securities lending transactions.
ADR - American Depositary Receipt
FNMA - Federal National Mortgage Association

FAS 157 VALUATION DISCLOSURE
----------------------------

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                          $ 93,837,124           $0
Level 2 - Other Significant Observable Inputs       7,243,713            0
Level 3 - Significant Unobservable Inputs                   0            0
                                                --------------   ---------------
Total                                            $101,080,837           $0

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Elizabeth M. Forget
    -------------------------
    Elizabeth M. Forget
    President

Date: May 14, 2008

    /s/ Jeffrey A. Tupper
By: -------------------------
    Jeffrey A. Tupper
    Chief Financial Officer
    and Treasurer

Date: May 14, 2008